UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

(Address of principal executive offices) (zip code)

(Name and address of agent for service)

Jeffrey K. Seeley

2301 Rosecrans Avenue, Suite 2150

El Segundo, California

Registrant’s telephone number, including area code: (925) 254-8999

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Institutional:

PFSVX

iMGP Small Company Fund

(formerly, iMGP SBH Focused Small Value Fund)

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.15%

How did the Fund perform last year and what affected its performance?

  On April 30 2024, Polen Capital was added as a second subadvisor to the fund, employing a small-cap growth strategy.

  During the six-month period, the fund gained 2.01% vs. 1.73% for the Russell 2000 Index.

  The period also saw an ongoing preference for large-caps where the performance gap between small-caps and large-caps continued to widen.

  Industrials were the strongest performing sector driven by selection. Consumer Staples and Information Technology were the biggest detractors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Russell 2000 Index	Morningstar Small Blend Category
7/30/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809

Effective April 29, 2024, the iMGP Small Company Fund’s primary benchmark changed from the MSCI USA Small Cap Value Index to the Russell 2000 Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The MSCI USA Small Cap Value Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$47,408,812
# of Fund Holdings	61
Fund Turnover Rate	116%
Total Advisory Fees Paid	$168,875
	1 Year	Since Inception 7/31/20
Institutional	14.85%	14.09%
Russell 2000 Index	10.06%	10.10%
Morningstar Small Blend Category	10.42%	12.29%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in equity securities of small-sized U.S. companies.

Top Ten Holdings

Clearwater Analytics Holdings Inc Class A	3.2%
ExlService Holdings Inc	3.2%
CCC Intelligent Solutions Holdings Inc	3.1%
Alarm.com Holdings Inc	2.8%
Globant SA	2.7%
Hamilton Lane Inc Class A	2.7%
Medpace Holdings Inc	2.7%
Ollie's Bargain Outlet Holdings Inc	2.6%
Core & Main Inc Class A	2.6%
Goosehead Insurance Inc Class A	2.5%

Industry Weighting

Value	Value
Cash	2.2%
Energy	2.3
Real Estate	2.4
Materials	7.8
Health Care & Pharmaceuticals	9.9
Consumer Discretionary	14.0
Finance	15.6
Information Technology	20.5
Industrials	25.4

Material Fund Changes

This is a summary of certain changes to the Fund since April 29, 2024. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. The Board of Trustees of the Fund approved the following changes to the Fund.

A change in the name from iMGP SBH Focused Small Value Fund to the iMGP Small Company Fund.

Modifications to the Fund’s principal investment strategies to no longer invest primarily in value companies as part of its 80% investment policy. In addition, Polen Capital Management, LLC was added as a sub-adviser.

Region Weighting

Value	Value
Europe	2.8%
North America	97.2%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Polen Capital China Growth ETF

ETF:

PCCE

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report June 30, 2024

This Semi-Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of March 14, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$30	1.00%

How did the Fund perform last year and what affected its performance?

  After a challenging period plagued by the ongoing property crisis and disappointing economic growth in China, more encouraging economic data and signs of supportive policy decisions in recent months have led to strength in China equities.

  Our focus remains on identifying companies with sustainable competitive advantages that we believe can generate long-term earnings and cash flow growth, regardless of commodity fluctuations or economic cycles.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/13/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955

Average Annual Total Returns (%)

Since Inception 3/14/24
ETF	1.43%
MSCI China All Shares Index	(0.45%)
Morningstar China Region Category	1.64%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,268,973
# of Fund Holdings	26
Fund Turnover Rate	20%
Total Advisory Fees Paid	$4,250

What did the Fund invest in?

The Fund invested in a portfolio of equity securities of Chinese companies.

Top Ten Holdings

Tencent Holdings Ltd	11.7%
Aia Group Ltd	7.7%
Hong Kong Exchanges & Clear	7.1%
Haier Smart Home Co Ltd-H	6.1%
Byd Co Ltd-H	5.9%
Meituan-Class B	5.4%
Trip.Com Group Ltd	5.1%
Netease Inc	4.8%
Tencent Music Entertainm-Adr	4.8%
Shandong Sinocera Function-A	3.4%

Industry Weighting

Value	Value
Information Technology	1.9%
Real Estate	2.5
Utilities	2.7
Cash	3.1
Materials	3.4
Consumer Staples	5.5
Health Care & Pharmaceuticals	6.5
Industrials	8.2
Finance	17.5
Communication Services	22.4
Consumer Discretionary	26.3

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCIG

Principal Listing Exchange: NYSEArca

Polen Capital International Growth ETF

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of March 14, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$25	0.85%

How did the Fund perform last year and what affected its performance?

  Portfolio returns in the quarter were again largely driven by our higher conviction weightings. Most of these companies are seeing a healthy combination of building business momentum, accelerating earnings growth, and reasonable valuations.

  However, a few of our larger positions in the Healthcare and Information Technology sectors saw share price weakness in the quarter, which adversely impacted returns.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/13/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$26,171,421
# of Fund Holdings	27
Fund Turnover Rate	6%
Total Advisory Fees Paid	$58,251
Since Inception 3/14/24
ETF	(3.96%)
MSCI ACWI Ex USA Index	1.58%
Morningstar Foreign Large Growth Category	0.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a focused portfolio of common stocks of large capitalization companies in both developed and emerging markets.

Top Ten Holdings

Icon Plc	11.4%
Sage Group (The) PLC	8.6%
SAP SE	8.5%
Siemens Healthineers Ag	6.2%
Aon PLC Class A	5.8%
Medtronic Plc	4.8%
Evolution AB	4.6%
Asml Holding Nv	4.3%
Hdfc Bank Ltd-Adr	4.3%
Adidas Ag	3.8%

Industry Weighting

Value	Value
Consumer Staples	2.1%
Cash	3.3
Industrials	7.6
Finance	10.1
Consumer Discretionary	15.1
Health Care & Pharmaceuticals	27.1
Information Technology	34.7

Region Weighting

Value	Value
Japan	3.1%
Latin America	4.3%
North America	9.4%
Europe	77.2%
Asia ex-Japan	6.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MASFX

iMGP Alternative Strategies Fund

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	1.54%

How did the Fund perform last year and what affected its performance?

  The fund gained 4.62% in the first half. Performance was driven by the fund’s allocation to DBi, which manages a trend-following strategy. This strategy accounted for approximately half of the fund’s net gains in the period, producing the highest return on capital of all the subadvisors (+14.29%).

  The fund’s overweight (27%) to DoubleLine’s Opportunistic Income strategy was additive, producing approximately one-fifth of the fund’s return, with the third highest return on capital (+3.76%).

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $100,000 Investment

	Institutional	Bloomberg US Agg Bond Index	ICE BofA US 3-Month Treasury Bill	Morningstar Multistrategy Category
6/30/2014	$100,000	$100,000	$100,000	$100,000
7/31/2014	$99,658	$99,749	$100,003	$99,226
8/31/2014	$100,598	$100,850	$100,006	$100,549
9/30/2014	$99,625	$100,166	$100,010	$99,353
10/31/2014	$99,797	$101,150	$100,011	$99,451
11/30/2014	$100,312	$101,868	$100,013	$100,622
12/31/2014	$99,972	$101,963	$100,013	$100,320
1/31/2015	$100,496	$104,101	$100,017	$100,451
2/28/2015	$101,982	$103,122	$100,017	$101,983
3/31/2015	$101,982	$103,601	$100,017	$102,180
4/30/2015	$102,422	$103,230	$100,019	$102,013
5/31/2015	$102,950	$102,981	$100,020	$102,609
6/30/2015	$101,656	$101,858	$100,022	$100,953
7/31/2015	$101,479	$102,566	$100,017	$101,617
8/31/2015	$99,973	$102,419	$100,032	$99,343
9/30/2015	$98,875	$103,112	$100,035	$98,356
10/31/2015	$100,657	$103,129	$100,028	$99,664
11/30/2015	$100,390	$102,856	$100,033	$99,652
12/31/2015	$99,204	$102,524	$100,066	$98,690
1/31/2016	$97,852	$103,935	$100,069	$97,447
2/29/2016	$97,401	$104,672	$100,094	$97,414
3/31/2016	$99,709	$105,632	$100,140	$98,740
4/30/2016	$100,984	$106,038	$100,167	$99,079
5/31/2016	$101,804	$106,065	$100,174	$99,391
6/30/2016	$101,749	$107,971	$100,212	$99,825
7/31/2016	$103,586	$108,653	$100,241	$100,910
8/31/2016	$104,320	$108,529	$100,259	$100,844
9/30/2016	$104,789	$108,466	$100,308	$101,091
10/31/2016	$104,512	$107,636	$100,334	$100,233
11/30/2016	$105,527	$105,090	$100,351	$100,483
12/31/2016	$106,019	$105,238	$100,394	$101,194
1/31/2017	$106,667	$105,445	$100,438	$101,764
2/28/2017	$107,500	$106,153	$100,480	$102,808
3/31/2017	$107,333	$106,098	$100,497	$102,727
4/30/2017	$107,800	$106,917	$100,565	$103,114
5/31/2017	$108,546	$107,739	$100,615	$103,287
6/30/2017	$108,602	$107,631	$100,700	$103,161
7/31/2017	$109,352	$108,094	$100,786	$103,953
8/31/2017	$109,915	$109,064	$100,880	$104,398
9/30/2017	$110,055	$108,544	$100,967	$104,754
10/31/2017	$110,527	$108,607	$101,057	$105,570
11/30/2017	$110,244	$108,468	$101,141	$105,947
12/31/2017	$110,796	$108,966	$101,253	$106,637
1/31/2018	$111,839	$107,711	$101,374	$108,026
2/28/2018	$111,270	$106,690	$101,470	$105,887
3/31/2018	$110,531	$107,374	$101,612	$105,596
4/30/2018	$110,341	$106,575	$101,745	$105,741
5/31/2018	$110,436	$107,336	$101,900	$105,559
6/30/2018	$110,503	$107,204	$102,072	$105,348
7/31/2018	$111,461	$107,229	$102,232	$105,992
8/31/2018	$111,461	$107,919	$102,416	$106,375
9/30/2018	$111,634	$107,224	$102,573	$106,386
10/31/2018	$109,898	$106,377	$102,751	$103,867
11/30/2018	$110,091	$107,012	$102,962	$103,714
12/31/2018	$108,494	$108,978	$103,151	$102,021
1/31/2019	$111,331	$110,135	$103,354	$104,634
2/28/2019	$112,114	$110,071	$103,538	$105,454
3/31/2019	$112,769	$112,185	$103,770	$106,198
4/30/2019	$114,442	$112,214	$103,965	$107,274
5/31/2019	$113,261	$114,206	$104,202	$105,679
6/30/2019	$114,836	$115,640	$104,433	$107,560
7/31/2019	$115,430	$115,894	$104,622	$108,222
8/31/2019	$115,232	$118,897	$104,837	$108,178
9/30/2019	$115,529	$118,264	$105,020	$108,202
10/31/2019	$115,929	$118,620	$105,222	$108,300
11/30/2019	$116,629	$118,560	$105,353	$108,913
12/31/2019	$117,739	$118,477	$105,503	$109,729
1/31/2020	$118,342	$120,757	$105,644	$109,777
2/29/2020	$117,537	$122,931	$105,801	$107,222
3/31/2020	$106,719	$122,207	$106,110	$100,134
4/30/2020	$110,375	$124,380	$106,118	$102,711
5/31/2020	$113,116	$124,959	$106,120	$103,959
6/30/2020	$114,873	$125,746	$106,133	$104,410
7/31/2020	$116,923	$127,624	$106,154	$106,450
8/31/2020	$118,562	$126,594	$106,162	$107,674
9/30/2020	$118,255	$126,525	$106,175	$106,772
10/31/2020	$118,461	$125,960	$106,186	$106,068
11/30/2020	$122,486	$127,196	$106,195	$109,094
12/31/2020	$125,156	$127,371	$106,207	$111,286
1/31/2021	$125,885	$126,458	$106,217	$111,739
2/28/2021	$127,757	$124,632	$106,226	$112,924
3/31/2021	$128,215	$123,075	$106,234	$114,374
4/30/2021	$129,891	$124,048	$106,235	$116,275
5/31/2021	$130,520	$124,453	$106,238	$117,229
6/30/2021	$130,310	$125,327	$106,234	$117,440
7/31/2021	$129,783	$126,729	$106,239	$117,596
8/31/2021	$130,416	$126,487	$106,243	$118,330
9/30/2021	$129,519	$125,392	$106,249	$117,069
10/31/2021	$130,476	$125,358	$106,245	$118,132
11/30/2021	$128,669	$125,728	$106,252	$116,722
12/31/2021	$129,934	$125,407	$106,259	$118,785
1/31/2022	$128,055	$122,705	$106,255	$117,555
2/28/2022	$126,619	$121,336	$106,268	$116,729
3/31/2022	$125,923	$117,965	$106,301	$117,389
4/30/2022	$122,808	$113,489	$106,316	$116,464
5/31/2022	$122,586	$114,220	$106,389	$116,688
6/30/2022	$118,870	$112,428	$106,412	$113,819
7/31/2022	$121,338	$115,176	$106,467	$114,928
8/31/2022	$120,553	$111,921	$106,639	$114,627
9/30/2022	$116,515	$107,085	$106,904	$112,443
10/31/2022	$117,760	$105,698	$107,072	$114,551
11/30/2022	$117,760	$109,586	$107,417	$116,005
12/31/2022	$117,600	$109,091	$107,806	$115,260
1/31/2023	$120,012	$112,447	$108,144	$117,421
2/28/2023	$118,864	$109,540	$108,497	$117,234
3/31/2023	$118,335	$112,323	$108,963	$116,490
4/30/2023	$118,914	$113,003	$109,306	$117,203
5/31/2023	$117,872	$111,773	$109,734	$116,377
6/30/2023	$119,979	$111,374	$110,236	$118,796
7/31/2023	$121,150	$111,297	$110,675	$120,072
8/31/2023	$121,033	$110,586	$111,175	$120,217
9/30/2023	$120,448	$107,775	$111,685	$120,573
10/31/2023	$119,145	$106,075	$112,183	$119,768
11/30/2023	$121,869	$110,878	$112,687	$121,602
12/31/2023	$124,548	$115,123	$113,212	$122,940
1/31/2024	$125,265	$114,807	$113,696	$124,128
2/29/2024	$126,220	$113,185	$114,162	$125,919
3/31/2024	$128,393	$114,230	$114,675	$128,663
4/30/2024	$127,427	$111,344	$115,167	$127,989
5/31/2024	$128,997	$113,232	$115,719	$128,647
6/30/2024	$130,302	$114,304	$116,191	$128,402

Effective April 29, 2024, the iMGP Alternative Strategies Fund’s primary benchmark changed from the ICE BofAML U.S. 3-Month Treasury Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The ICE BofAML U.S. 3-Month Treasury Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$565,900,654
# of Fund Holdings	1,055
Fund Turnover Rate	43%
Total Advisory Fees Paid	$3,635,056
	1 Year	5 Years	10 Years
Institutional	8.60%	2.56%	2.68%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.40%	2.16%	1.51%
Morningstar Multistrategy Category	8.09%	3.61%	2.53%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Other	0.3%
Cash & Equivalents	5.5%
Equity	16.0%
Fixed Income	78.2%

Equity Holdings by Sector

Value	Value
Energy	0.5%
Real Estate	0.8%
Utilities	3.0%
Consumer Staples	4.7%
Consumer Discretionary	6.7%
Financials	8.0%
Materials	8.6%
Industrials	10.4%
Communication Services	13.0%
Information Technology	18.4%
Health Care & Pharmaceuticals	25.9%

Fixed Income Holdings by Sector

Value	Value
Bank Loans	1.4%
Convertibles	2.5%
Other	7.4%
Asset-backed Securities	15.6%
Corporate Bonds	23.3%
Mortgage-backed	24.4%
Sovereign Bonds	25.4%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Investor:

MASNX

iMGP Alternative Strategies Fund

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$91	1.79%

How did the Fund perform last year and what affected its performance?

  The fund gained 4.48% in the first half. Performance was driven by the fund’s allocation to DBi, which manages a trend-following strategy. This strategy accounted for approximately half of the fund’s net gains in the period, producing the highest return on capital of all the subadvisors (+14.29%).

  The fund’s overweight (27%) to DoubleLine’s Opportunistic Income strategy was additive, producing approximately one-fifth of the fund’s return, with the third highest return on capital (+3.76%).

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Investor	Bloomberg US Agg Bond Index	ICE BofA US 3-Month Treasury Bill	Morningstar Multistrategy Category
6/30/2014	$10,000	-	$-	$-
7/31/2014	$9,966	-	$-	$-
8/31/2014	$10,051	-	$-	$-
9/30/2014	$9,957	-	$-	$-
10/31/2014	$9,965	-	$-	$-
11/30/2014	$10,025	-	$-	$-
12/31/2014	$9,985	-	$-	$-
1/31/2015	$10,029	-	$-	$-
2/28/2015	$10,186	-	$-	$-
3/31/2015	$10,180	-	$-	$-
4/30/2015	$10,216	-	$-	$-
5/31/2015	$10,268	-	$-	$-
6/30/2015	$10,142	-	$-	$-
7/31/2015	$10,124	-	$-	$-
8/31/2015	$9,974	-	$-	$-
9/30/2015	$9,865	-	$-	$-
10/31/2015	$10,033	-	$-	$-
11/30/2015	$10,007	-	$-	$-
12/31/2015	$9,890	-	$-	$-
1/31/2016	$9,756	-	$-	$-
2/29/2016	$9,711	-	$-	$-
3/31/2016	$9,935	-	$-	$-
4/30/2016	$10,061	-	$-	$-
5/31/2016	$10,134	-	$-	$-
6/30/2016	$10,130	-	$-	$-
7/31/2016	$10,304	-	$-	$-
8/31/2016	$10,386	-	$-	$-
9/30/2016	$10,425	-	$-	$-
10/31/2016	$10,398	-	$-	$-
11/30/2016	$10,499	-	$-	$-
12/31/2016	$10,550	-	$-	$-
1/31/2017	$10,605	-	$-	$-
2/28/2017	$10,679	-	$-	$-
3/31/2017	$10,665	-	$-	$-
4/30/2017	$10,711	-	$-	$-
5/31/2017	$10,776	-	$-	$-
6/30/2017	$10,783	-	$-	$-
7/31/2017	$10,858	-	$-	$-
8/31/2017	$10,904	-	$-	$-
9/30/2017	$10,930	-	$-	$-
10/31/2017	$10,968	-	$-	$-
11/30/2017	$10,940	-	$-	$-
12/31/2017	$10,987	-	$-	$-
1/31/2018	$11,090	-	$-	$-
2/28/2018	$11,034	-	$-	$-
3/31/2018	$10,955	-	$-	$-
4/30/2018	$10,936	-	$-	$-
5/31/2018	$10,936	-	$-	$-
6/30/2018	$10,944	-	$-	$-
7/31/2018	$11,039	-	$-	$-
8/31/2018	$11,039	-	$-	$-
9/30/2018	$11,050	-	$-	$-
10/31/2018	$10,878	-	$-	$-
11/30/2018	$10,888	-	$-	$-
12/31/2018	$10,731	-	$-	$-
1/31/2019	$11,012	-	$-	$-
2/28/2019	$11,089	-	$-	$-
3/31/2019	$11,148	-	$-	$-
4/30/2019	$11,313	-	$-	$-
5/31/2019	$11,197	-	$-	$-
6/30/2019	$11,344	-	$-	$-
7/31/2019	$11,403	-	$-	$-
8/31/2019	$11,383	-	$-	$-
9/30/2019	$11,404	-	$-	$-
10/31/2019	$11,443	-	$-	$-
11/30/2019	$11,512	-	$-	$-
12/31/2019	$11,614	-	$-	$-
1/31/2020	$11,683	-	$-	$-
2/29/2020	$11,594	-	$-	$-
3/31/2020	$10,519	-	$-	$-
4/30/2020	$10,879	-	$-	$-
5/31/2020	$11,149	-	$-	$-
6/30/2020	$11,323	-	$-	$-
7/31/2020	$11,524	-	$-	$-
8/31/2020	$11,686	-	$-	$-
9/30/2020	$11,647	-	$-	$-
10/31/2020	$11,667	-	$-	$-
11/30/2020	$12,063	-	$-	$-
12/31/2020	$12,317	-	$-	$-
1/31/2021	$12,389	-	$-	$-
2/28/2021	$12,573	-	$-	$-
3/31/2021	$12,610	-	$-	$-
4/30/2021	$12,774	-	$-	$-
5/31/2021	$12,836	-	$-	$-
6/30/2021	$12,818	-	$-	$-
7/31/2021	$12,766	-	$-	$-
8/31/2021	$12,818	-	$-	$-
9/30/2021	$12,732	-	$-	$-
10/31/2021	$12,815	-	$-	$-
11/30/2021	$12,638	-	$-	$-
12/31/2021	$12,753	-	$-	$-
1/31/2022	$12,580	-	$-	$-
2/28/2022	$12,439	-	$-	$-
3/31/2022	$12,352	-	$-	$-
4/30/2022	$12,058	-	$-	$-
5/31/2022	$12,026	-	$-	$-
6/30/2022	$11,653	-	$-	$-
7/31/2022	$11,894	-	$-	$-
8/31/2022	$11,818	-	$-	$-
9/30/2022	$11,425	-	$-	$-
10/31/2022	$11,535	-	$-	$-
11/30/2022	$11,535	-	$-	$-
12/31/2022	$11,523	-	$-	$-
1/31/2023	$11,747	-	$-	$-
2/28/2023	$11,635	-	$-	$-
3/31/2023	$11,587	-	$-	$-
4/30/2023	$11,643	-	$-	$-
5/31/2023	$11,530	-	$-	$-
6/30/2023	$11,739	-	$-	$-
7/31/2023	$11,853	-	$-	$-
8/31/2023	$11,831	-	$-	$-
9/30/2023	$11,778	-	$-	$-
10/31/2023	$11,651	-	$-	$-
11/30/2023	$11,917	-	$-	$-
12/31/2023	$12,169	-	$-	$-
1/31/2024	$12,239	-	$-	$-
2/29/2024	$12,332	-	$-	$-
3/31/2024	$12,537	-	$-	$-
4/30/2024	$12,443	-	$-	$-
5/31/2024	$12,595	-	$-	$-
6/30/2024	$12,714	-	$-	$-

Effective April 29, 2024, the iMGP Alternative Strategies Fund’s primary benchmark changed from the ICE BofAML U.S. 3-Month Treasury Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The ICE BofAML U.S. 3-Month Treasury Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$565,900,654
# of Fund Holdings	1,055
Fund Turnover Rate	43%
Total Advisory Fees Paid	$3,635,056
	1 Year	5 Years	10 Years
Investor	8.30%	2.31%	2.43%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.40%	2.16%	1.51%
Morningstar Multistrategy Category	8.09%	3.61%	2.53%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Other	0.3%
Cash & Equivalents	5.5%
Equity	16.0%
Fixed Income	78.2%

Equity Holdings by Sector

Value	Value
Energy	0.5%
Real Estate	0.8%
Utilities	3.0%
Consumer Staples	4.7%
Consumer Discretionary	6.7%
Financials	8.0%
Materials	8.6%
Industrials	10.4%
Communication Services	13.0%
Information Technology	18.4%
Health Care & Pharmaceuticals	25.9%

Fixed Income Holdings by Sector

Value	Value
Bank Loans	1.4%
Convertibles	2.5%
Other	7.4%
Asset-backed Securities	15.6%
Corporate Bonds	23.3%
Mortgage-backed	24.4%
Sovereign Bonds	25.4%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

BDVG

Principal Listing Exchange: NYSEArca

iMGP Berkshire Dividend Growth ETF

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$28	0.55%

How did the Fund perform last year and what affected its performance?

  Sector allocations had a minimal impact on overall returns over the last six months compared to the ETF’s value benchmark.

  Compared to a broader blend benchmark, the ETF faced headwinds from the index’s concentration in mega-cap growth companies.

  Relative to a value benchmark, the ETF’s largest overweight is to the technology sector, while its largest underweight is to financials.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Russell 1000 Index	Morningstar Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404

Effective April 29, 2024, the iMGP Berkshire Dividend Growth ETF’s primary benchmark changed from the Russell 1000 Value Index to the Russell 1000 Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Russell 1000 Value Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$6,883,765
# of Fund Holdings	38
Fund Turnover Rate	3%
Total Advisory Fees Paid	$10,783
	1 Year	Since Inception 6/29/23
ETF	9.99%	10.99%
Russell 1000 Index	23.88%	25.22%
Morningstar Large Value Category	14.72%	15.59%
Russell 1000 Value Index	13.06%	13.97%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in common stocks of large-capitalization U.S. companies that pay dividends annually.

Top Ten Holdings

Bank of America Corp	4.9%
Chevron Corp	4.7%
Microsoft Corp	4.6%
JPMorgan Chase & Co	4.3%
Nucor Corp	4.3%
Qualcomm Inc	4.2%
Apple Inc	4.1%
AbbVie Inc	3.9%
Waste Management Inc	3.3%
Lockheed Martin Corp	3.2%

Industry Weighting

Value	Value
Cash	1.2%
Real Estate	1.3
Utilities	2.6
Materials	4.3
Consumer Discretionary	4.9
Energy	8.2
Health Care & Pharmaceuticals	13.0
Consumer Staples	13.8
Industrials	15.9
Finance	17.2
Information Technology	17.6

Region Weighting

Value	Value
Europe	6.9%
North America	93.1%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

iMGP DBi Hedge Strategy ETF

ETF:

DBEH

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report June 30, 2024

This Semi-Annual Shareholder Report contains important information about iMGP DBi Hedge Strategy ETF for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$43	0.85%

How did the Fund perform last year and what affected its performance?

  The fund was up 4.52% using market price, and 4.71% using NAV. The majority of gains came in the first quarter as global equity markets rose sharply, while the second quarter produced modest equity market performance (but significant volatility).

  Gross equity exposure in the portfolio rose steadily throughout the first quarter, but reverted to “normal” ranges – around 55% -- which is double the lows of the past few years but about half the peak of the post-Covid monetary-driven euphoria.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI All Country World Index	Morningstar Long-Short Equity Category
12/17/2019	$10,000	$10,000	$10,000
12/31/2019	$10,001	$10,103	$10,035
1/31/2020	$9,995	$9,991	$9,949
2/29/2020	$9,639	$9,184	$9,452
3/31/2020	$8,822	$7,944	$8,755
4/30/2020	$9,495	$8,795	$9,211
5/31/2020	$9,770	$9,178	$9,373
6/30/2020	$10,124	$9,471	$9,449
7/31/2020	$10,555	$9,972	$9,736
8/31/2020	$10,880	$10,582	$10,040
9/30/2020	$10,701	$10,241	$9,826
10/31/2020	$10,605	$9,992	$9,698
11/30/2020	$11,748	$11,224	$10,266
12/31/2020	$12,359	$11,745	$10,591
1/31/2021	$12,582	$11,692	$10,517
2/28/2021	$12,644	$11,962	$10,792
3/31/2021	$12,714	$12,282	$11,119
4/30/2021	$12,941	$12,819	$11,451
5/31/2021	$12,984	$13,018	$11,571
6/30/2021	$13,040	$13,190	$11,548
7/31/2021	$12,893	$13,281	$11,595
8/31/2021	$13,086	$13,613	$11,744
9/30/2021	$12,688	$13,051	$11,393
10/31/2021	$13,021	$13,717	$11,694
11/30/2021	$12,700	$13,387	$11,552
12/31/2021	$12,984	$13,922	$11,919
1/31/2022	$12,544	$13,238	$11,670
2/28/2022	$12,481	$12,897	$11,508
3/31/2022	$12,813	$13,176	$11,591
4/30/2022	$12,545	$12,121	$11,201
5/31/2022	$12,569	$12,135	$11,288
6/30/2022	$12,203	$11,113	$10,764
7/31/2022	$12,593	$11,889	$11,076
8/31/2022	$12,425	$11,451	$10,854
9/30/2022	$12,090	$10,355	$10,398
10/31/2022	$12,378	$10,980	$10,863
11/30/2022	$12,487	$11,831	$11,194
12/31/2022	$12,138	$11,366	$10,923
1/31/2023	$12,503	$12,180	$11,269
2/28/2023	$12,454	$11,831	$11,069
3/31/2023	$12,353	$12,196	$11,111
4/30/2023	$12,372	$12,371	$11,176
5/31/2023	$12,363	$12,239	$11,055
6/30/2023	$12,742	$12,949	$11,459
7/31/2023	$12,947	$13,423	$11,671
8/31/2023	$12,795	$13,048	$11,552
9/30/2023	$12,588	$12,509	$11,332
10/31/2023	$12,581	$12,133	$11,208
11/30/2023	$12,836	$13,252	$11,653
12/31/2023	$13,098	$13,889	$12,009
1/31/2024	$13,054	$13,970	$12,134
2/29/2024	$13,265	$14,570	$12,492
3/31/2024	$13,501	$15,027	$12,842
4/30/2024	$13,209	$14,532	$12,526
5/31/2024	$13,541	$15,122	$12,853
6/30/2024	$13,715	$15,458	$12,915

Effective April 29, 2024, the iMGP DBi Hedge Strategy ETF’s primary benchmark changed from the Morningstar US Fund LongShort Equity Category to the MSCI All Country World Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Morningstar US Fund Long-Short Equity Category is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

	1 Year	Since Inception 12/17/19
ETF	7.64%	7.21%
MSCI All Country World Index	19.38%	10.08%
Morningstar Long-Short Equity Category	12.58%	5.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$13,572,386
# of Fund Holdings	10
Fund Turnover Rate	0%
Total Advisory Fees Paid	$126,640

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities.

Fund Constituents

US LONG BOND(CBT) JUN24	(6.0%)
MSCI EMGMKT JUN24	6.2%
E-MINI RUSS 2000 JUN24	6.4%
S+P MID 400 EMINI JUN24	10.1%
NASDAQ 100 E-MINI JUN24	13.6%
MSCI EAFE JUN24	14.6%
DOLLAR INDEX JUN24	37.7%
TREASURY BILL	61.4%
US 2YR NOTE (CBT) JUN24	67.1%

Asset Class Exposure

Value	Value
Emerging Market Equities	6.2%
International Developed Equities	14.6%
Us Equities	30.0%
Us Dollar	37.7%
Fixed Income	61.1%

Material Fund Changes

This is a summary of certain changes to the Fund since the end of the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. The Fund will create and redeem creation units through September 16, 2024, which will also be the last day of trading of the Fund’s shares on the NYSE Arca.

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

iMGP DBi Managed Futures Strategy ETF

ETF:

DBMF

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report June 30, 2024

This Semi-Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$46	0.85%

How did the Fund perform last year and what affected its performance?

  The fund was up 18.34% using market price, and 18.31% using NAV.

  The majority of gains in the fund were driven by currency positions, with the vast majority of that driven by short positioning in the Japanese Yen against the U.S. dollar. This was a consistent winning position across both the first and second quarters.

  Equity index exposures (primarily on the long side) across developed international, U.S. large cap, and emerging markets, were the second largest contributor for the year.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	Bloomberg US Agg Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,288
7/31/2021	$12,624	$11,262	$11,053	$11,320
8/31/2021	$12,432	$11,240	$11,005	$11,288
9/30/2021	$12,086	$11,143	$11,015	$11,354
10/31/2021	$12,671	$11,140	$11,287	$11,644
11/30/2021	$12,038	$11,173	$10,794	$11,211
12/31/2021	$12,385	$11,144	$10,928	$11,251
1/31/2022	$12,573	$10,904	$11,132	$11,492
2/28/2022	$12,795	$10,782	$11,337	$11,781
3/31/2022	$13,891	$10,483	$12,058	$12,692
4/30/2022	$15,353	$10,085	$12,661	$13,433
5/31/2022	$15,274	$10,150	$12,616	$13,418
6/30/2022	$15,634	$9,991	$12,676	$13,630
7/31/2022	$15,218	$10,235	$12,355	$13,213
8/31/2022	$15,549	$9,946	$12,706	$13,645
9/30/2022	$16,473	$9,516	$13,187	$14,189
10/31/2022	$16,688	$9,393	$13,221	$14,256
11/30/2022	$15,283	$9,738	$12,561	$13,531
12/31/2022	$15,242	$9,694	$12,515	$13,518
1/31/2023	$14,888	$9,992	$12,394	$13,410
2/28/2023	$14,914	$9,734	$12,603	$13,695
3/31/2023	$13,823	$9,981	$11,915	$12,817
4/30/2023	$13,964	$10,042	$12,142	$13,079
5/31/2023	$14,043	$9,933	$12,302	$13,345
6/30/2023	$14,506	$9,897	$12,479	$13,520
7/31/2023	$14,468	$9,890	$12,410	$13,376
8/31/2023	$14,473	$9,827	$12,313	$13,307
9/30/2023	$15,142	$9,577	$12,646	$13,761
10/31/2023	$15,092	$9,426	$12,574	$13,621
11/30/2023	$14,337	$9,853	$12,092	$13,154
12/31/2023	$13,913	$10,230	$11,969	$13,046
1/31/2024	$14,225	$10,202	$12,091	$13,179
2/29/2024	$14,749	$10,058	$12,634	$13,824
3/31/2024	$15,581	$10,151	$12,986	$14,309
4/30/2024	$16,198	$9,894	$13,177	$14,567
5/31/2024	$16,142	$10,062	$13,037	$14,287
6/30/2024	$16,460	$10,157	$12,823	$13,989

Effective April 29, 2024, the iMGP DBi Managed Futures Strategy Fund’s primary benchmark changed from the SG CTA Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The SG CTA Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/7/19
ETF	13.47%	9.89%	10.17%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	0.30%
Morningstar Systematic Trend Category	2.97%	4.89%	5.00%
SG CTA Index	3.48%	6.67%	6.74%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,067,071,298
# of Fund Holdings	12
Fund Turnover Rate	0%
Total Advisory Fees Paid	$3,751,763

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities.

Fund Constituents

US 2YR NOTE (CBT) JUN24	(83.6%)
JPN YEN CURR FUT JUN24	(62.9%)
US 10YR NOTE (CBT)JUN24	(37.9%)
US LONG BOND(CBT) JUN24	(23.9%)
S+P500 EMINI FUT JUN24	(23.1%)
MSCI EMGMKT JUN24	7.2%
WTI CRUDE FUTURE JUN24	12.4%
GOLD 100 OZ FUTR AUG24	19.1%
MSCI EAFE JUN24	24.9%
EURO FX CURR FUT JUN24	25.1%
TREASURY BILL	74.5%

Asset Class Exposure

Value	Value
Fixed Income	- 145.4%
Currencies	- 37.8%
Us Equities	- 23.1%
Emerging Market Equities	7.2%
International Developed Equities	24.9%
Commodities	31.5%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

IDMIX

iMGP Dolan McEniry Corporate Bond Fund

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

How did the Fund perform last year and what affected its performance?

  The fund gained 1.11% in the six-month period.

  Economic data softened, but overall credit fundamentals remain strong.

  As of June, the fund had a +24 basis point yield premium and similar duration versus the Bloomberg U.S Intermediate Credit.

  During the period, yield curve positioning and duration had a minimal effect on the performance versus the benchmark. High-yield exposure helped early in the six-month period but a detractor late in the period when duration outperformed credit.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Agg Bond Index	Bloomberg US Interm Credit Index	Morningstar Corporate Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958	$9,872
11/30/2018	$9,950	$9,980	$9,966	$9,845
12/31/2018	$9,923	$10,164	$10,075	$9,957
1/31/2019	$10,156	$10,271	$10,236	$10,188
2/28/2019	$10,244	$10,266	$10,271	$10,221
3/31/2019	$10,418	$10,463	$10,433	$10,456
4/30/2019	$10,480	$10,465	$10,478	$10,519
5/31/2019	$10,539	$10,651	$10,588	$10,626
6/30/2019	$10,689	$10,785	$10,745	$10,855
7/31/2019	$10,738	$10,809	$10,767	$10,909
8/31/2019	$10,898	$11,089	$10,953	$11,169
9/30/2019	$10,901	$11,030	$10,927	$11,120
10/31/2019	$10,987	$11,063	$10,991	$11,184
11/30/2019	$10,989	$11,057	$10,992	$11,209
12/31/2019	$11,039	$11,049	$11,034	$11,254
1/31/2020	$11,176	$11,262	$11,193	$11,476
2/29/2020	$11,218	$11,465	$11,307	$11,569
3/31/2020	$10,426	$11,397	$10,775	$10,718
4/30/2020	$10,829	$11,600	$11,145	$11,252
5/31/2020	$11,056	$11,654	$11,332	$11,477
6/30/2020	$11,228	$11,727	$11,494	$11,706
7/31/2020	$11,441	$11,903	$11,653	$12,040
8/31/2020	$11,460	$11,806	$11,652	$11,951
9/30/2020	$11,434	$11,800	$11,636	$11,916
10/31/2020	$11,419	$11,747	$11,637	$11,898
11/30/2020	$11,573	$11,863	$11,761	$12,219
12/31/2020	$11,646	$11,879	$11,816	$12,298
1/31/2021	$11,628	$11,794	$11,776	$12,177
2/28/2021	$11,554	$11,623	$11,680	$11,997
3/31/2021	$11,482	$11,478	$11,571	$11,834
4/30/2021	$11,568	$11,569	$11,651	$11,957
5/31/2021	$11,591	$11,607	$11,713	$12,027
6/30/2021	$11,635	$11,688	$11,752	$12,206
7/31/2021	$11,690	$11,819	$11,841	$12,350
8/31/2021	$11,692	$11,797	$11,822	$12,323
9/30/2021	$11,641	$11,694	$11,760	$12,204
10/31/2021	$11,570	$11,691	$11,696	$12,208
11/30/2021	$11,510	$11,726	$11,683	$12,191
12/31/2021	$11,546	$11,696	$11,695	$12,205
1/31/2022	$11,312	$11,444	$11,484	$11,843
2/28/2022	$11,223	$11,316	$11,368	$11,620
3/31/2022	$11,022	$11,002	$11,102	$11,339
4/30/2022	$10,747	$10,584	$10,800	$10,767
5/31/2022	$10,820	$10,652	$10,894	$10,836
6/30/2022	$10,500	$10,485	$10,699	$10,514
7/31/2022	$10,849	$10,742	$10,934	$10,861
8/31/2022	$10,648	$10,438	$10,714	$10,554
9/30/2022	$10,328	$9,987	$10,370	$10,021
10/31/2022	$10,382	$9,858	$10,327	$9,945
11/30/2022	$10,614	$10,220	$10,639	$10,412
12/31/2022	$10,614	$10,174	$10,631	$10,355
1/31/2023	$10,840	$10,487	$10,882	$10,781
2/28/2023	$10,636	$10,216	$10,674	$10,461
3/31/2023	$10,776	$10,475	$10,894	$10,719
4/30/2023	$10,851	$10,539	$10,975	$10,794
5/31/2023	$10,808	$10,424	$10,893	$10,651
6/30/2023	$10,833	$10,387	$10,865	$10,688
7/31/2023	$10,905	$10,380	$10,923	$10,739
8/31/2023	$10,920	$10,313	$10,908	$10,665
9/30/2023	$10,765	$10,051	$10,765	$10,400
10/31/2023	$10,666	$9,893	$10,690	$10,212
11/30/2023	$11,096	$10,341	$11,066	$10,778
12/31/2023	$11,397	$10,737	$11,368	$11,209
1/31/2024	$11,416	$10,707	$11,390	$11,215
2/29/2024	$11,327	$10,556	$11,289	$11,067
3/31/2024	$11,448	$10,653	$11,390	$11,206
4/30/2024	$11,290	$10,384	$11,238	$10,946
5/31/2024	$11,412	$10,560	$11,393	$11,143
6/30/2024	$11,524	$10,660	$11,473	$11,222

Effective April 29, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. Intermediate Credit Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Bloomberg U.S.Intermediate Credit Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$258,408,560
# of Fund Holdings	129
Fund Turnover Rate	7%
Total Advisory Fees Paid	$546,818
	1 Year	5 Years	Since Inception 9/28/18
Institutional	6.37%	1.51%	2.50%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.12%
Bloomberg US Interm Credit Index	5.60%	1.32%	2.42%
Morningstar Corporate Bond Category	4.98%	0.68%	2.03%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less.

Industry Weighting

Basic Materials	3.9%
Financial	5.4%
Communications	12.8%
Technology	13.6%
Consumer Cyclical	18.4%
Industrial	18.7%
Consumer Non-cyclical	27.2%

Maturity

Value	Value
5 to 10 Years	43.1%
3 to 5 Years	37.9%
1 to 3 Years	12.3%
Less than 1 Year	6.7%

Credit Rating

Value	Value
A	6.2%
BBB	73.7%
BB	18.1%
B	2.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSEFX

iMGP Global Select Fund

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%

How did the Fund perform last year and what affected its performance?

  Market concentration in global markets had a significant impact on performance. The largest 10 issuers in the index account for nearly a quarter of the index—of which the fund is underweight the majority of them.

  The fund’s meaningful exposure to small-cap stocks was a headwind to returns during a period when index returns were dominated by the largest companies in the world.

  Both security selection and sector allocation hurt relative returns.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,825	$9,840	$9,804	$9,879
8/31/2014	$10,180	$10,057	$10,032	$10,097
9/30/2014	$9,830	$9,784	$9,702	$9,769
10/31/2014	$9,995	$9,848	$9,790	$9,838
11/30/2014	$10,267	$10,045	$9,965	$10,003
12/31/2014	$10,268	$9,883	$9,804	$9,810
1/31/2015	$9,943	$9,704	$9,706	$9,656
2/28/2015	$10,467	$10,272	$10,227	$10,194
3/31/2015	$10,399	$10,112	$10,093	$10,036
4/30/2015	$10,450	$10,349	$10,325	$10,327
5/31/2015	$10,530	$10,384	$10,375	$10,314
6/30/2015	$10,336	$10,143	$10,137	$10,071
7/31/2015	$10,445	$10,325	$10,239	$10,158
8/31/2015	$9,829	$9,642	$9,589	$9,462
9/30/2015	$9,515	$9,286	$9,281	$9,119
10/31/2015	$10,399	$10,022	$9,943	$9,835
11/30/2015	$10,416	$9,972	$9,899	$9,754
12/31/2015	$10,076	$9,797	$9,718	$9,578
1/31/2016	$9,362	$9,211	$9,223	$9,000
2/29/2016	$9,324	$9,142	$9,177	$8,938
3/31/2016	$10,063	$9,763	$9,779	$9,601
4/30/2016	$10,333	$9,917	$9,913	$9,742
5/31/2016	$10,483	$9,973	$9,967	$9,755
6/30/2016	$10,201	$9,861	$9,919	$9,696
7/31/2016	$10,646	$10,278	$10,319	$10,114
8/31/2016	$10,815	$10,286	$10,323	$10,148
9/30/2016	$10,865	$10,341	$10,390	$10,210
10/31/2016	$10,690	$10,141	$10,138	$10,036
11/30/2016	$11,279	$10,287	$10,221	$10,113
12/31/2016	$11,283	$10,533	$10,392	$10,331
1/31/2017	$11,668	$10,787	$10,676	$10,614
2/28/2017	$11,840	$11,086	$10,940	$10,911
3/31/2017	$11,807	$11,204	$11,075	$11,045
4/30/2017	$11,939	$11,370	$11,264	$11,217
5/31/2017	$11,999	$11,611	$11,510	$11,465
6/30/2017	$12,171	$11,655	$11,565	$11,517
7/31/2017	$12,543	$11,934	$11,829	$11,839
8/31/2017	$12,529	$11,951	$11,857	$11,884
9/30/2017	$12,927	$12,219	$12,080	$12,114
10/31/2017	$13,226	$12,450	$12,296	$12,365
11/30/2017	$13,444	$12,720	$12,527	$12,605
12/31/2017	$13,670	$12,892	$12,706	$12,808
1/31/2018	$14,600	$13,573	$13,323	$13,530
2/28/2018	$14,135	$13,010	$12,737	$12,962
3/31/2018	$13,842	$12,727	$12,566	$12,685
4/30/2018	$13,856	$12,873	$12,638	$12,806
5/31/2018	$14,049	$12,954	$12,697	$12,822
6/30/2018	$14,042	$12,948	$12,634	$12,752
7/31/2018	$14,450	$13,352	$13,003	$13,137
8/31/2018	$14,736	$13,517	$13,061	$13,240
9/30/2018	$14,643	$13,592	$13,080	$13,298
10/31/2018	$13,240	$12,594	$12,112	$12,301
11/30/2018	$13,548	$12,737	$12,314	$12,481
12/31/2018	$12,315	$11,769	$11,424	$11,602
1/31/2019	$13,700	$12,685	$12,308	$12,518
2/28/2019	$14,012	$13,066	$12,641	$12,853
3/31/2019	$14,045	$13,238	$12,785	$13,015
4/30/2019	$14,840	$13,707	$13,197	$13,454
5/31/2019	$13,758	$12,916	$12,459	$12,656
6/30/2019	$14,668	$13,767	$13,240	$13,485
7/31/2019	$14,741	$13,835	$13,247	$13,524
8/31/2019	$14,118	$13,552	$13,022	$13,203
9/30/2019	$14,266	$13,841	$13,274	$13,481
10/31/2019	$14,569	$14,193	$13,566	$13,850
11/30/2019	$15,242	$14,588	$13,882	$14,188
12/31/2019	$15,707	$15,025	$14,329	$14,688
1/31/2020	$15,510	$14,934	$14,129	$14,526
2/29/2020	$14,338	$13,672	$13,068	$13,352
3/31/2020	$11,841	$11,862	$11,246	$11,550
4/30/2020	$13,443	$13,158	$12,364	$12,787
5/31/2020	$14,239	$13,794	$12,922	$13,343
6/30/2020	$14,526	$14,159	$13,243	$13,769
7/31/2020	$15,170	$14,836	$13,901	$14,498
8/31/2020	$16,137	$15,827	$14,645	$15,385
9/30/2020	$15,618	$15,281	$14,263	$14,889
10/31/2020	$15,824	$14,813	$13,901	$14,527
11/30/2020	$17,855	$16,706	$15,547	$16,318
12/31/2020	$18,773	$17,415	$16,276	$17,075
1/31/2021	$18,672	$17,242	$16,185	$16,998
2/28/2021	$19,902	$17,683	$16,601	$17,391
3/31/2021	$20,396	$18,272	$17,130	$17,856
4/30/2021	$21,757	$19,122	$17,814	$18,637
5/31/2021	$21,818	$19,398	$18,132	$18,927
6/30/2021	$21,888	$19,687	$18,248	$19,176
7/31/2021	$21,979	$20,039	$18,388	$19,308
8/31/2021	$22,382	$20,538	$18,755	$19,791
9/30/2021	$21,737	$19,685	$17,919	$18,974
10/31/2021	$22,695	$20,800	$18,835	$19,942
11/30/2021	$21,384	$20,345	$18,320	$19,462
12/31/2021	$22,105	$21,214	$19,082	$20,241
1/31/2022	$20,741	$20,092	$18,123	$19,247
2/28/2022	$20,271	$19,584	$17,658	$18,749
3/31/2022	$19,930	$20,121	$17,934	$19,156
4/30/2022	$17,837	$18,450	$16,660	$17,622
5/31/2022	$17,813	$18,463	$16,777	$17,643
6/30/2022	$16,108	$16,864	$15,433	$16,156
7/31/2022	$17,366	$18,203	$16,349	$17,284
8/31/2022	$16,543	$17,442	$15,698	$16,648
9/30/2022	$14,603	$15,821	$14,270	$15,054
10/31/2022	$15,426	$16,957	$15,170	$15,962
11/30/2022	$16,849	$18,136	$16,417	$17,200
12/31/2022	$16,463	$17,366	$15,759	$16,524
1/31/2023	$17,710	$18,594	$16,838	$17,708
2/28/2023	$17,156	$18,147	$16,335	$17,200
3/31/2023	$17,633	$18,708	$16,755	$17,731
4/30/2023	$18,049	$19,036	$16,987	$17,986
5/31/2023	$17,433	$18,846	$16,653	$17,793
6/30/2023	$18,434	$19,986	$17,564	$18,826
7/31/2023	$19,004	$20,657	$18,070	$19,515
8/31/2023	$18,234	$20,164	$17,534	$18,970
9/30/2023	$17,387	$19,294	$16,789	$18,186
10/31/2023	$16,848	$18,734	$16,289	$17,639
11/30/2023	$18,403	$20,490	$17,666	$19,267
12/31/2023	$19,304	$21,496	$18,557	$20,192
1/31/2024	$19,064	$21,754	$18,526	$20,311
2/29/2024	$19,577	$22,677	$19,240	$21,182
3/31/2024	$19,898	$23,405	$19,845	$21,847
4/30/2024	$19,000	$22,536	$19,140	$21,126
5/31/2024	$19,240	$23,542	$19,946	$21,984
6/30/2024	$19,080	$24,021	$20,076	$22,474

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$105,791,680
# of Fund Holdings	86
Fund Turnover Rate	39%
Total Advisory Fees Paid	$325,861
	1 Year	5 Years	10 Years
Institutional	3.50%	5.40%	6.67%
MSCI World Index	20.19%	11.78%	9.16%
Morningstar Global Large-Stock Blend Category	14.30%	8.68%	7.22%
MSCI All Country World Index	19.38%	10.76%	8.43%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in equity securities of U.S. and non-U.S. companies.

Top Ten Holdings

VISA Inc-Class A Shares	3.6%
Samsung Electronics Co Ltd Pfd Registered Shs Non-Voting	2.5%
Oracle Corp	2.5%
Amazon.com Inc	2.5%
McKesson Corp	2.4%
Henkel AG & Co KGaA Pfd Bearer Shs Non Vtg	2.4%
Brookfield Corp Registered Shs -A- Limited Vtg	2.3%
Alphabet Inc	2.2%
Comcast Corp Class A	2.2%
Markel Group Inc	2.1%

Industry Weighting

Value	Value
Real Estate	2.0%
Cash	2.7
Utilities	5.0
Communication Services	6.4
Consumer Discretionary	7.5
Industrials	9.3
Consumer Staples	9.6
Information Technology	17.0
Finance	17.7
Health Care & Pharmaceuticals	22.8

Region Weighting

Value	Value
Japan	0.4%
Europe	26.0%
North America	71.0%
Asia ex-Japan	2.6%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MAHIX

iMGP High Income Fund

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP High Income Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.98%

How did the Fund perform last year and what affected its performance?

  The fund gained 4.24% in the first half of the year. Attribution was split among subadvisors almost exactly in proportion to their allocation. BBH and Guggenheim each manage 40% of the fund’s capital, and Neuberger Berman (NB) manages 20%, while gains were attributable approximately 40% to BBH, 38% to Guggenheim, and 22% to NB.

  The BBH portfolio had a duration of 2.1 and Guggenheim’s duration was 2.2. The yield-to-maturity of the BBH portfolio was 8.6%, and for Guggenheim it was 8.5%.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	Bloomberg US Agg Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/27/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,003	$10,000
10/31/2018	$9,869	$9,921	$9,840	$9,941
11/30/2018	$9,901	$9,980	$9,750	$9,900
12/31/2018	$9,692	$10,164	$9,537	$9,833
1/31/2019	$9,960	$10,271	$9,975	$10,009
2/28/2019	$10,014	$10,266	$10,143	$10,075
3/31/2019	$10,092	$10,463	$10,242	$10,110
4/30/2019	$10,172	$10,465	$10,386	$10,188
5/31/2019	$10,125	$10,651	$10,254	$10,164
6/30/2019	$10,245	$10,785	$10,505	$10,266
7/31/2019	$10,296	$10,809	$10,559	$10,310
8/31/2019	$10,288	$11,089	$10,600	$10,283
9/30/2019	$10,355	$11,030	$10,634	$10,317
10/31/2019	$10,382	$11,063	$10,659	$10,346
11/30/2019	$10,416	$11,057	$10,688	$10,374
12/31/2019	$10,504	$11,049	$10,911	$10,494
1/31/2020	$10,562	$11,262	$10,911	$10,519
2/29/2020	$10,306	$11,465	$10,742	$10,450
3/31/2020	$9,055	$11,397	$9,479	$9,694
4/30/2020	$9,484	$11,600	$9,839	$9,883
5/31/2020	$9,774	$11,654	$10,289	$10,093
6/30/2020	$9,973	$11,727	$10,390	$10,223
7/31/2020	$10,204	$11,903	$10,886	$10,411
8/31/2020	$10,399	$11,806	$10,993	$10,483
9/30/2020	$10,418	$11,800	$10,879	$10,455
10/31/2020	$10,370	$11,747	$10,930	$10,472
11/30/2020	$10,910	$11,863	$11,367	$10,701
12/31/2020	$11,094	$11,879	$11,584	$10,838
1/31/2021	$11,147	$11,794	$11,628	$10,868
2/28/2021	$11,259	$11,623	$11,669	$10,890
3/31/2021	$11,330	$11,478	$11,689	$10,886
4/30/2021	$11,427	$11,569	$11,817	$10,958
5/31/2021	$11,488	$11,607	$11,851	$10,996
6/30/2021	$11,576	$11,688	$12,013	$11,035
7/31/2021	$11,619	$11,819	$12,056	$11,033
8/31/2021	$11,671	$11,797	$12,121	$11,064
9/30/2021	$11,682	$11,694	$12,125	$11,028
10/31/2021	$11,727	$11,691	$12,104	$11,018
11/30/2021	$11,700	$11,726	$11,980	$10,945
12/31/2021	$11,806	$11,696	$12,205	$11,004
1/31/2022	$11,634	$11,444	$11,870	$10,906
2/28/2022	$11,545	$11,316	$11,763	$10,800
3/31/2022	$11,519	$11,002	$11,654	$10,723
4/30/2022	$11,308	$10,584	$11,230	$10,574
5/31/2022	$11,207	$10,652	$11,258	$10,532
6/30/2022	$10,879	$10,485	$10,492	$10,268
7/31/2022	$11,173	$10,742	$11,124	$10,436
8/31/2022	$11,094	$10,438	$10,858	$10,370
9/30/2022	$10,734	$9,987	$10,421	$10,127
10/31/2022	$10,788	$9,858	$10,718	$10,141
11/30/2022	$10,997	$10,220	$10,918	$10,318
12/31/2022	$10,997	$10,174	$10,836	$10,302
1/31/2023	$11,342	$10,487	$11,260	$10,526
2/28/2023	$11,318	$10,216	$11,114	$10,439
3/31/2023	$11,349	$10,475	$11,239	$10,460
4/30/2023	$11,456	$10,539	$11,348	$10,505
5/31/2023	$11,484	$10,424	$11,240	$10,473
6/30/2023	$11,588	$10,387	$11,423	$10,556
7/31/2023	$11,726	$10,380	$11,585	$10,657
8/31/2023	$11,820	$10,313	$11,618	$10,643
9/30/2023	$11,765	$10,051	$11,483	$10,572
10/31/2023	$11,733	$9,893	$11,341	$10,516
11/30/2023	$12,038	$10,341	$11,857	$10,770
12/31/2023	$12,352	$10,737	$12,294	$11,004
1/31/2024	$12,427	$10,707	$12,297	$11,050
2/29/2024	$12,485	$10,556	$12,333	$11,084
3/31/2024	$12,631	$10,653	$12,480	$11,198
4/30/2024	$12,616	$10,384	$12,355	$11,147
5/31/2024	$12,776	$10,560	$12,495	$11,258
6/30/2024	$12,876	$10,660	$12,616	$11,300

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$115,561,662
# of Fund Holdings	589
Fund Turnover Rate	15%
Total Advisory Fees Paid	$290,584
	1 Year	5 Years	Since Inception 9/28/18
Institutional	11.12%	4.68%	4.49%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.12%
ICE BofA US High Yield Index	10.45%	3.73%	4.12%
Morningstar Nontraditional Bond Category	7.04%	1.92%	2.11%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities.

Asset Allocation

Preferred Stock	1.6%
Other	1.6%
Government	4.4%
Cash & Equivalents	5.5%
Mortgage-backed Securities	6.2%
Bank Loans	14.7%
Options	15.4%
Asset-backed Securities	17.3%
Corporate Bonds	33.4%

Maturity

Value	Value
Greater than 10 Years	36.4%
5 to 10 Years	24.4%
3 to 5 Years	21.7%
1 to 3 Years	12.2%
Less than 1 Year	5.3%

Credit Rating

Value	Value
AAA	9.7%
AA	1.9%
A	15.0%
BBB	25.8%
BB	20.3%
B	18.1%
Below B	2.3%
Not Rated	6.9%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

MSILX

iMGP International Fund

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.10%

How did the Fund perform last year and what affected its performance?

  Security selection within the consumer discretionary and industrials sectors had a negative impact on relative fund returns.

  Fund positions in the consumer staples and materials sectors were positive but not enough to overcome headwinds from other sectors.

  From a regional perspective, the fund is meaningfully overweight to European companies and underweight the Japanese market.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,703	$9,804	$9,759
8/31/2014	$9,745	$9,789	$9,824
9/30/2014	$9,331	$9,412	$9,438
10/31/2014	$9,379	$9,276	$9,388
11/30/2014	$9,512	$9,402	$9,468
12/31/2014	$9,325	$9,076	$9,142
1/31/2015	$9,309	$9,121	$9,189
2/28/2015	$10,056	$9,666	$9,693
3/31/2015	$9,835	$9,519	$9,570
4/30/2015	$10,163	$9,908	$9,945
5/31/2015	$10,244	$9,857	$9,954
6/30/2015	$9,921	$9,578	$9,677
7/31/2015	$9,938	$9,777	$9,746
8/31/2015	$9,148	$9,057	$9,058
9/30/2015	$8,750	$8,597	$8,680
10/31/2015	$9,223	$9,269	$9,244
11/30/2015	$9,067	$9,125	$9,161
12/31/2015	$8,811	$9,002	$8,991
1/31/2016	$8,155	$8,351	$8,463
2/29/2016	$7,975	$8,198	$8,249
3/31/2016	$8,461	$8,732	$8,816
4/30/2016	$8,423	$8,985	$8,959
5/31/2016	$8,417	$8,903	$8,950
6/30/2016	$7,909	$8,604	$8,722
7/31/2016	$8,275	$9,040	$9,095
8/31/2016	$8,330	$9,047	$9,141
9/30/2016	$8,510	$9,158	$9,263
10/31/2016	$8,346	$8,970	$9,060
11/30/2016	$8,188	$8,792	$8,861
12/31/2016	$8,404	$9,092	$9,051
1/31/2017	$8,660	$9,356	$9,358
2/28/2017	$8,819	$9,490	$9,472
3/31/2017	$9,093	$9,751	$9,755
4/30/2017	$9,394	$9,999	$10,018
5/31/2017	$9,741	$10,366	$10,357
6/30/2017	$9,650	$10,348	$10,365
7/31/2017	$10,037	$10,646	$10,675
8/31/2017	$9,849	$10,642	$10,701
9/30/2017	$10,117	$10,907	$10,920
10/31/2017	$10,077	$11,073	$11,096
11/30/2017	$10,066	$11,189	$11,175
12/31/2017	$10,389	$11,369	$11,351
1/31/2018	$10,998	$11,939	$11,912
2/28/2018	$10,406	$11,400	$11,346
3/31/2018	$10,272	$11,194	$11,255
4/30/2018	$10,418	$11,450	$11,388
5/31/2018	$10,336	$11,193	$11,202
6/30/2018	$10,231	$11,056	$11,011
7/31/2018	$10,354	$11,328	$11,266
8/31/2018	$10,002	$11,109	$11,048
9/30/2018	$9,926	$11,206	$11,098
10/31/2018	$9,047	$10,314	$10,185
11/30/2018	$8,977	$10,301	$10,212
12/31/2018	$8,227	$9,801	$9,695
1/31/2019	$9,024	$10,445	$10,386
2/28/2019	$9,402	$10,711	$10,614
3/31/2019	$9,514	$10,779	$10,686
4/30/2019	$10,033	$11,082	$10,979
5/31/2019	$9,130	$10,550	$10,408
6/30/2019	$9,715	$11,175	$11,002
7/31/2019	$9,662	$11,034	$10,812
8/31/2019	$9,431	$10,748	$10,585
9/30/2019	$9,697	$11,056	$10,862
10/31/2019	$10,087	$11,453	$11,224
11/30/2019	$10,264	$11,582	$11,366
12/31/2019	$10,733	$11,958	$11,770
1/31/2020	$10,022	$11,709	$11,462
2/29/2020	$9,128	$10,650	$10,597
3/31/2020	$7,200	$9,229	$9,025
4/30/2020	$7,790	$9,825	$9,668
5/31/2020	$8,063	$10,253	$10,123
6/30/2020	$8,282	$10,602	$10,489
7/31/2020	$8,647	$10,849	$10,824
8/31/2020	$9,201	$11,407	$11,327
9/30/2020	$8,878	$11,110	$11,098
10/31/2020	$8,647	$10,667	$10,740
11/30/2020	$10,563	$12,320	$12,210
12/31/2020	$11,272	$12,893	$12,840
1/31/2021	$10,936	$12,756	$12,732
2/28/2021	$11,639	$13,042	$13,018
3/31/2021	$11,900	$13,342	$13,324
4/30/2021	$12,255	$13,743	$13,704
5/31/2021	$12,678	$14,191	$14,161
6/30/2021	$12,249	$14,032	$14,006
7/31/2021	$12,174	$14,137	$14,008
8/31/2021	$12,379	$14,387	$14,243
9/30/2021	$12,180	$13,969	$13,741
10/31/2021	$12,790	$14,313	$14,118
11/30/2021	$11,813	$13,647	$13,495
12/31/2021	$12,597	$14,345	$14,097
1/31/2022	$12,061	$13,652	$13,573
2/28/2022	$11,512	$13,411	$13,155
3/31/2022	$11,247	$13,497	$13,109
4/30/2022	$10,491	$12,624	$12,300
5/31/2022	$10,756	$12,718	$12,472
6/30/2022	$9,767	$11,538	$11,384
7/31/2022	$10,226	$12,113	$11,891
8/31/2022	$9,554	$11,538	$11,286
9/30/2022	$8,456	$10,459	$10,235
10/31/2022	$9,083	$11,021	$10,728
11/30/2022	$10,136	$12,262	$12,069
12/31/2022	$9,879	$12,272	$11,875
1/31/2023	$10,954	$13,266	$12,856
2/28/2023	$10,758	$12,989	$12,473
3/31/2023	$11,104	$13,311	$12,795
4/30/2023	$11,260	$13,687	$13,084
5/31/2023	$10,837	$13,108	$12,610
6/30/2023	$11,443	$13,704	$13,166
7/31/2023	$11,664	$14,148	$13,551
8/31/2023	$11,215	$13,606	$13,037
9/30/2023	$10,693	$13,141	$12,575
10/31/2023	$9,898	$12,608	$12,142
11/30/2023	$11,052	$13,778	$13,148
12/31/2023	$11,598	$14,510	$13,809
1/31/2024	$11,466	$14,594	$13,704
2/29/2024	$11,966	$14,861	$14,080
3/31/2024	$12,374	$15,350	$14,531
4/30/2024	$11,775	$14,957	$14,159
5/31/2024	$12,177	$15,536	$14,794
6/30/2024	$11,986	$15,285	$14,554

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$192,293,327
# of Fund Holdings	49
Fund Turnover Rate	19%
Total Advisory Fees Paid	$959,977
	1 Year	5 Years	10 Years
Institutional	4.75%	4.29%	1.83%
MSCI EAFE Index	11.54%	6.46%	4.33%
Morningstar Foreign Large Blend Category	10.54%	5.75%	3.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in the securities of companies organized or located outside of the United States, including large-, mid-, and small-capitalization companies.

Top Ten Holdings

Icon Plc	7.1%
SAP SE	4.5%
Sage Group (The) PLC	3.6%
Ryanair Holdings PLC ADR	3.5%
Coca-Cola Europacific Partners PLC	3.4%
Taiwan Semiconductor Manufacturing Co Ltd	3.3%
Bayer AG	2.9%
Novo Nordisk A/S Class B	2.8%
Siemens Healthineers AG Registered Shares	2.8%
Mercedes-Benz Group AG	2.7%

Industry Weighting

Value	Value
Materials	2.7%
Cash	2.9
Communication Services	3.6
Consumer Staples	5.7
Industrials	13.4
Consumer Discretionary	14.3
Finance	16.9
Information Technology	17.4
Health Care & Pharmaceuticals	23.2

Region Weighting

Value	Value
North America	3.8%
Japan	5.6%
Europe	83.4%
Middle East	2.2%
Asia ex-Japan	5.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

Institutional:

POIVX

iMGP Oldfield International Value Fund

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about iMGP Oldfield International Value Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

How did the Fund perform last year and what affected its performance?

  Security selection within the financials and health care sectors had a negative impact on relative fund returns.

  The financial sector was among the better performing sectors within the value benchmark, however, stock positions within the fund underperformed.

  Sector allocation was positive in the first half of the year due to underweights to the utilities and materials sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	Institutional	MSCI EAFE Index	Morningstar Foreign Large Value Category	MSCI EAFE Value Index
11/29/2020	$10,000	$10,000	$10,000	$10,000
11/30/2020	$10,000	$10,000	$10,000	$10,000
12/31/2020	$10,600	$10,465	$10,518	$10,443
1/31/2021	$10,450	$10,353	$10,452	$10,362
2/28/2021	$11,090	$10,586	$10,859	$10,855
3/31/2021	$11,750	$10,829	$11,266	$11,220
4/30/2021	$11,990	$11,155	$11,525	$11,435
5/31/2021	$12,630	$11,519	$11,997	$11,831
6/30/2021	$12,330	$11,389	$11,733	$11,558
7/31/2021	$12,190	$11,475	$11,681	$11,530
8/31/2021	$12,240	$11,677	$11,795	$11,661
9/30/2021	$12,070	$11,338	$11,496	$11,446
10/31/2021	$12,110	$11,617	$11,733	$11,629
11/30/2021	$11,270	$11,077	$11,140	$10,929
12/31/2021	$12,000	$11,644	$11,756	$11,580
1/31/2022	$12,227	$11,081	$11,794	$11,701
2/28/2022	$11,866	$10,885	$11,517	$11,542
3/31/2022	$11,630	$10,955	$11,498	$11,619
4/30/2022	$11,033	$10,246	$10,932	$11,031
5/31/2022	$11,269	$10,323	$11,261	$11,303
6/30/2022	$9,993	$9,365	$10,191	$10,177
7/31/2022	$10,179	$9,832	$10,448	$10,389
8/31/2022	$9,561	$9,365	$9,987	$10,039
9/30/2022	$8,470	$8,489	$9,041	$9,139
10/31/2022	$9,067	$8,945	$9,568	$9,728
11/30/2022	$10,271	$9,953	$10,740	$10,797
12/31/2022	$10,214	$9,961	$10,669	$10,934
1/31/2023	$11,311	$10,768	$11,536	$11,778
2/28/2023	$10,945	$10,543	$11,288	$11,613
3/31/2023	$11,395	$10,804	$11,453	$11,583
4/30/2023	$11,614	$11,109	$11,746	$11,956
5/31/2023	$11,071	$10,639	$11,199	$11,312
6/30/2023	$11,311	$11,123	$11,770	$11,948
7/31/2023	$11,604	$11,483	$12,222	$12,491
8/31/2023	$11,301	$11,043	$11,815	$12,121
9/30/2023	$11,018	$10,666	$11,534	$12,018
10/31/2023	$10,297	$10,234	$11,088	$11,490
11/30/2023	$11,322	$11,183	$11,949	$12,400
12/31/2023	$12,025	$11,778	$12,535	$13,006
1/31/2024	$11,532	$11,845	$12,385	$12,997
2/29/2024	$11,639	$12,062	$12,563	$13,021
3/31/2024	$12,057	$12,459	$13,036	$13,589
4/30/2024	$11,853	$12,140	$12,836	$13,450
5/31/2024	$12,368	$12,610	$13,433	$13,980
6/30/2024	$12,089	$12,407	$13,040	$13,590

Effective April 29, 2024, the iMGP Oldfield International Value Fund’s primary benchmark changed from the MSCI EAFE Value Index to the MSCI EAFE Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The MSCI EAFE Value Index is now the Fund’s secondary benchmark.

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$32,680,195
# of Fund Holdings	21
Fund Turnover Rate	25%
Total Advisory Fees Paid	$38,448
	1 Year	Since Inception 11/30/20
Institutional	6.88%	5.44%
MSCI EAFE Index	11.54%	6.21%
Morningstar Foreign Large Value Category	10.77%	7.73%
MSCI EAFE Value Index	13.75%	8.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in securities of mid-to large-sized value companies domiciled outside the United States, or having the majority of their assets located in or deriving a majority of their operating income from countries outside the United States.

Top Ten Holdings

BT Group PLC	7.0%
Heineken Holding NV	5.7%
Eni SpA	5.6%
Fresenius SE & Co KGaA	5.2%
KT&G Corp	5.1%
Svenska Handelsbanken AB Class A	5.1%
Michelin	5.0%
Sanofi SA	5.0%
EXOR NV	5.0%
Lloyds Banking Group PLC	4.9%

Industry Weighting

Value	Value
Cash	3.1%
Information Technology	4.9
Energy	5.6
Communication Services	7.0
Health Care & Pharmaceuticals	10.2
Finance	15.0
Consumer Discretionary	15.6
Industrials	16.8
Consumer Staples	21.9

Material Fund Changes

This is a summary of certain changes to the Fund since the end of the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. Effective on or about August 23, 2024, the Fund will be closed to new investors. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through September 19, 2024. On or about September 20, 2024, the Fund will cease operations and liquidate its assets.

Region Weighting

Value	Value
Japan	2.7%
Europe	75.0%
Asia ex-Japan	22.3%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

ETF:

PCGG

Principal Listing Exchange: NYSEArca

Polen Capital Global Growth ETF

Semi-Annual Shareholder Report June 30, 2024

Fund Overview

This Semi-Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$43	0.85%

How did the Fund perform last year and what affected its performance?

  Artificial intelligence (AI) remained the dominant narrative in markets with narrow market leadership from companies perceived to be AI beneficiaries.

  We continue to believe the Fund is well-positioned to deliver long-term earning growth that may drive our long-term investment returns.

  Our portfolios continue to contain businesses with stronger balance sheets, higher profitability, and faster growth than average that should be able to grow rain or shine.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance.

Total Return Based on $10,000 Investment

	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785

Average Annual Total Returns (%)

Key Fund Statistics

Total Net Assets	$113,727,502
# of Fund Holdings	28
Fund Turnover Rate	10%
Total Advisory Fees Paid	$337,635
Since Inception 8/29/23
ETF	10.95%
MSCI All Country World Index	18.79%
Morningstar Global Large-Stock Growth	18.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

The Fund invested in a focused portfolio of common stocks of large capitalization companies that are located anywhere in the world, including companies in both developed and emerging markets.

Top Ten Holdings

Amazon.com Inc	9.9%
Alphabet Inc	8.7%
Microsoft Corp	6.9%
SAP SE	6.6%
Adobe Inc	4.7%
Abbott Laboratories	4.3%
Mastercarrd Inc - A	4.3%
VISA Inc-Class A Shares	4.1%
Workday Inc Class A	3.9%
Icon Plc	3.8%

Industry Weighting

Value	Value
Consumer Staples	2.8%
Cash	3.0
Industrials	4.5
Communication Services	8.7
Consumer Discretionary	12.8
Finance	15.4
Health Care & Pharmaceuticals	20.6
Information Technology	32.1

Region Weighting

Value	Value
Latin America	1.4%
Europe	25.1%
North America	71.4%
Asia ex-Japan	2.0%

Additional Information

Certain additional Fund information, including the statutory prospectus, summary prospectus, and proxy voting information, is available at https://imgpfunds.com/fund-literature/.

Phone: 323-372-1960

Email: team@imgpfunds.com

The iMGP Funds are distributed by ALPS Distributors, Inc.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committees of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)  The complete Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable because there were no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached hereto.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Certain Form N-CSR Information

iMGP Global Select Fund

iMGP International Fund

iMGP Oldfield International Value Fund

iMGP Small Company Fund (formerly, iMGP SBH Focused Small Value Fund)

iMGP Alternative Strategies Fund

iMGP High Income Fund

iMGP Dolan McEniry Corporate Bond Fund

iMGP DBi Managed Futures Strategy ETF

iMGP DBi Hedge Strategy ETF

iMGP Berkshire Dividend Growth ETF

June 30, 2024

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 94.8%

Canada: 2.3%
58,650	Brookfield Corp. - Class A	$2,436,321

China: 2.8%
153,985	Tencent Music Entertainment Group - ADR	2,163,489
23,990	Yum China Holdings, Inc.	739,852

		2,903,341

France: 1.9%
1,982	L’Oreal SA	870,463
9,876	Legrand SA - ADR	195,940
1,261	LVMH Moet Hennessy Louis Vuitton SE	963,784

		2,030,187

Germany: 5.4%
128,098	Henkel AG & Co. KGaA - ADR	2,512,002
5,650	Knorr-Bremse AG - ADR	107,406
9,344	SAP SE	1,896,696
20,210	Siemens Healthineers AG(a)	1,164,551

		5,680,655

Ireland: 1.2%
4,174	ICON PLC*	1,308,424

Japan: 0.4%
4,200	SHIFT, Inc.*	380,643

Luxembourg: 1.9%
21,160	Eurofins Scientific SE	1,054,982
5,138	Globant SA*	915,900

		1,970,882

Netherlands: 3.7%
20,400	Heineken NV	1,975,536
22,200	Topicus.com, Inc.	1,897,783

		3,873,319

Sweden: 1.9%
70,935	Assa Abloy AB - Class B	1,995,047

Switzerland: 2.0%
20,235	Novartis AG - ADR	2,154,218

United Kingdom: 8.4%
75,300	Compass Group PLC	2,055,302
122,671	Fevertree Drinks PLC	1,680,344
46,014	Pennon Group PLC - ADR	669,044
22,068	Severn Trent PLC - ADR	664,468
76,168	Smith & Nephew PLC - ADR	1,887,443
76,517	United Utilities Group PLC - ADR	1,922,872

		8,879,473

United States: 62.3%
17,888	3M Co.	1,827,975
10,400	Abbott Laboratories	1,080,669
2,092	Accenture PLC - Class A	634,734
2,658	Adobe, Inc.*	1,476,625
3,220	Align Technology, Inc.*	777,405
12,534	Alphabet, Inc. - Class A	2,283,068
13,833	Amazon.com, Inc.*	2,673,227
405	American Water Works Co., Inc.	52,310
3,141	Aon PLC - Class A	922,135
2	Berkshire Hathaway, Inc. - Class A*	1,224,482
3,209	Berkshire Hathaway, Inc. - Class B*	1,305,421
16,609	California Water Service Group	805,370

Shares		Value

United States (continued)
29,565	Centene Corp.*	$1,960,159
66,355	Clearwater Analytics Holdings, Inc. - Class A*	1,228,895
13,001	Clorox Co.	1,774,246
58,200	Comcast Corp. - Class A	2,279,112
26,400	CVS Health Corp.	1,559,184
86,860	DENTSPLY SIRONA, Inc.	2,163,683
50,403	Envista Holdings Corp.*	838,202
14,875	Fiserv, Inc.*	2,216,970
5,003	Five Below, Inc.*	545,177
7,644	Generac Holdings, Inc.*	1,010,690
2,846	Globe Life, Inc.	234,169
2,538	Graco, Inc.	201,213
15,403	Henry Schein, Inc.*	987,332
3,922	Hologic, Inc.*	291,209
8,820	Houlihan Lokey, Inc.	1,189,465
7,198	IDACORP, Inc.	670,494
2,714	Illumina, Inc.*	283,287
2,240	Independent Bank Corp.	113,613
5,494	Kimberly-Clark Corp.	759,271
1,568	Lindsay Corp.	192,676
1,415	Markel Group, Inc.*	2,229,559
3,747	MarketAxess Holdings, Inc.	751,386
14,216	Marten Transport Ltd.	262,285
6,352	McCormick & Co., Inc.	450,611
4,435	McKesson Corp.	2,590,217
4,454	Microsoft Corp.	1,990,715
72,275	MillerKnoll, Inc.	1,914,565
18,736	Mission Produce, Inc.*	185,112
18,120	Mueller Water Products, Inc. - Class A	324,710
14,076	Northern Trust Corp.	1,182,102
618	Northrop Grumman Corp.	269,417
18,935	Oracle Corp.	2,673,622
5,946	Paycom Software, Inc.	850,516
31,654	Progyny, Inc.*	905,621
42,819	Qiagen NV*	1,759,433
39,900	Realty Income Corp. - REIT	2,107,518
2,415	Reinsurance Group of America, Inc.	495,727
57,408	Revolve Group, Inc.*	913,361
2,268	Rogers Corp.*	273,543
7,081	SiTime Corp.*	880,735
9,028	SJW Group	489,498
14,261	Solventum Corp.*	754,122
709	Thermo Fisher Scientific, Inc.	392,077
14,529	Visa, Inc. - Class A	3,813,427
683	Waters Corp.*	198,152
19,535	Werner Enterprises, Inc.	699,939
4,615	Workday, Inc. - Class A*	1,031,729

		65,952,167

Uruguay: 0.6%
80,872	Dlocal Ltd.*	654,254

TOTAL COMMON STOCKS (Cost $89,902,932)		100,218,931

PREFERRED STOCK: 2.5%

South Korea: 2.5%
57,915	Samsung Electronics Co. Ltd. - (Preference Shares)	2,675,913

TOTAL PREFERRED STOCK (Cost $2,436,388)		2,675,913

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	1

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.4%

REPURCHASE AGREEMENTS: 2.4%
$2,528,657	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $2,472,000, U.S. Treasury Inflation Indexed Bonds, 0.625%, due 02/15/2043, value $2,579,925] (proceeds $2,528,994)	$2,528,657

TOTAL SHORT-TERM INVESTMENTS (Cost $2,528,657)		2,528,657

TOTAL INVESTMENTS (Cost: $94,867,977): 99.7%		105,423,501

Other Assets in Excess of Liabilities: 0.3%		368,179

NET ASSETS: 100.0%		$105,791,680

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 97.1%

Argentina: 1.2%
1,373	MercadoLibre, Inc.*	$2,256,388

Australia: 1.2%
409,600	Glencore PLC	2,334,854

Canada: 2.5%
34,196	Canadian Pacific Kansas City Ltd.	2,691,906
31,653	Shopify, Inc. - Class A*	2,090,681

		4,782,587

China: 1.4%
76,301	Prosus NV	2,718,081

Denmark: 4.4%
24,335	Carlsberg AS - Class B	2,920,424
37,814	Novo Nordisk AS - Class B	5,461,274

		8,381,698

Finland: 2.3%
103,079	Sampo OYJ - Class A	4,427,152

France: 7.3%
73,140	BNP Paribas SA	4,663,379
12,325	Kering SA	4,468,435
18,167	Teleperformance SE	1,913,477
279,500	Worldline SA*(a)	3,029,508

		14,074,799

Germany: 24.4%
11,211	Adidas AG	2,677,682
9,030	Allianz SE	2,509,776
199,700	Bayer AG	5,642,385
29,162	Continental AG	1,652,277
46,791	CTS Eventim AG & Co. KGaA	3,903,999
63,718	Daimler Truck Holding AG	2,536,673
119,565	Fresenius SE & Co. KGaA*	3,570,316
27,172	Gerresheimer AG	2,918,989
55,695	Hensoldt AG	2,048,455
75,295	Mercedes-Benz Group AG	5,207,230
43,024	SAP SE	8,733,246
94,146	Siemens Healthineers AG(a)	5,424,928

		46,825,956

Ireland: 10.6%
43,524	ICON PLC*	13,643,468
57,808	Ryanair Holdings PLC - ADR	6,731,164

		20,374,632

Israel: 2.1%
269,895	Israel Discount Bank Ltd. - Class A	1,346,644
379,263	Tel Aviv Stock Exchange Ltd.	2,719,164

		4,065,808

Japan: 5.4%
92,700	BayCurrent Consulting, Inc.	1,866,965
96,800	Nippon Sanso Holdings Corp.	2,863,535
202,000	Renesas Electronics Corp.	3,778,200
9,000	Tokyo Electron Ltd.	1,952,448

		10,461,148

Netherlands: 2.8%
3,371	ASML Holding NV	3,481,254
18,703	EXOR NV	1,957,112

		5,438,366

Shares		Value

South Korea: 1.6%
24,695	NAVER Corp.	$2,994,257

Spain: 2.1%
60,586	Amadeus IT Group SA	4,032,305

Sweden: 2.3%
43,140	Evolution AB(a)	4,492,351

Switzerland: 5.2%
5,531	Belimo Holding AG	2,771,805
69,600	Julius Baer Group Ltd.	3,885,804
7,321	Ypsomed Holding AG	3,289,422

		9,947,031

Taiwan: 3.3%
214,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,372,208

United Kingdom: 9.4%
90,198	Coca-Cola Europacific Partners PLC	6,607,891
4,258,150	Lloyds Banking Group PLC	2,945,458
509,938	Sage Group PLC	7,014,114
26,346	Unilever PLC	1,446,543

		18,014,006

United States: 7.6%
16,856	Aon PLC - Class A	4,948,584
507,943	CNH Industrial NV	5,145,463
58,538	Medtronic PLC	4,607,526

		14,701,573

TOTAL COMMON STOCKS (Cost $166,507,558)		186,695,200

Principal Amount

SHORT-TERM INVESTMENTS: 2.1%

REPURCHASE AGREEMENTS: 2.1%
$4,025,868	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $3,935,400, U.S. Treasury Inflation Indexed Bonds, 0.625%, due 02/15/2043, value $4,106,940] (proceeds $4,206,404)	4,025,868

TOTAL SHORT-TERM INVESTMENTS (Cost $4,025,868)		4,025,868

TOTAL INVESTMENTS (Cost: $170,533,426): 99.2%		190,721,068

Other Assets in Excess of Liabilities: 0.8%		1,572,259

NET ASSETS: 100.0%		$192,293,327

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

iMGP Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 92.4%

China: 9.3%
158,400	Alibaba Group Holding Ltd.	$1,430,152
333,500	CK Hutchison Holdings Ltd.	1,597,370

		3,027,522

France: 10.0%
42,457	Cie Generale des Etablissements Michelin SCA	1,642,051
17,002	Sanofi SA	1,637,807

		3,279,858

Germany: 10.1%
56,539	Fresenius SE & Co. KGaA*	1,688,305
8,610	Siemens AG	1,602,001

		3,290,306

Italy: 10.0%
133,915	Brembo NV	1,470,728
117,961	Eni SpA	1,813,515

		3,284,243

Japan: 2.6%
50,800	East Japan Railway Co.	841,377

Netherlands: 10.6%
15,477	EXOR NV	1,619,538
23,419	Heineken Holding NV	1,847,358

		3,466,896

South Korea: 12.4%
26,152	KT&G Corp.	1,675,704
3,059	LG H&H Co. Ltd.	767,805
26,958	Samsung Electronics Co. Ltd.	1,596,133

		4,039,642

Sweden: 5.1%
175,218	Svenska Handelsbanken AB - Class A	1,668,436

United Kingdom: 22.3%
1,286,964	BT Group PLC	2,282,474
249,495	easyJet PLC	1,443,011
2,323,300	Lloyds Banking Group PLC	1,607,079
366,869	Tesco PLC	1,418,598
14,129	Whitbread PLC	531,520

		7,282,682

TOTAL COMMON STOCKS (Cost $28,031,633)		30,180,962

PREFERRED STOCK: 4.4%

Germany: 4.4%
16,172	Henkel AG & Co. KGaA - (Preference Shares)	1,441,456

TOTAL PREFERRED STOCK (Cost $1,128,764)		1,441,456

TOTAL INVESTMENTS (Cost: $29,160,397): 96.8%		31,622,418

Other Assets in Excess of Liabilities: 3.2%		1,057,777

NET ASSETS: 100.0%		$32,680,195

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 98.1%

Consumer Discretionary: 14.0%
10,168	Gentherm, Inc.*	$501,486
63,058	Goodyear Tire & Rubber Co.*	715,708
12,800	Ollie’s Bargain Outlet Holdings, Inc.*	1,256,576
5,910	Polaris, Inc.	462,812
5,210	PVH Corp.	551,583
62,407	Revolve Group, Inc.*	992,895
45,074	Topgolf Callaway Brands Corp.*	689,632
40,262	VF Corp.	543,537
58,113	Warby Parker, Inc. - Class A*	933,295

		6,647,524

Energy: 2.4%
8,710	Matador Resources Co.	519,116
14,364	Murphy Oil Corp.	592,371

		1,111,487

Financials: 15.6%
19,254	Cadence Bank	544,503
24,449	Columbia Banking System, Inc.	486,291
14,450	Glacier Bancorp, Inc.	539,274
20,324	Goosehead Insurance, Inc. - Class A*	1,167,411
10,404	Hamilton Lane, Inc. - Class A	1,285,726
7,357	Houlihan Lokey, Inc.	992,165
17,784	National Bank Holdings Corp. - Class A	694,465
23,393	Seacoast Banking Corp. of Florida	553,010
7,949	SouthState Corp.	607,463
8,930	Texas Capital Bancshares, Inc.*	545,980

		7,416,288

Health Care: 9.9%
31,462	AdaptHealth Corp.*	314,620
12,172	AMN Healthcare Services, Inc.*	623,572
4,314	ICU Medical, Inc.*	512,287
3,088	Medpace Holdings, Inc.*	1,271,793
32,489	Option Care Health, Inc.*	899,945
38,160	Progyny, Inc.*	1,091,758

		4,713,975

Industrials: 25.5% (a)
130,181	Alight, Inc. - Class A*	960,736
12,135	Apogee Enterprises, Inc.	762,503
4,668	ArcBest Corp.	499,849
11,434	AZZ, Inc.	883,276
24,783	Core & Main, Inc. - Class A*	1,212,880
5,276	EnerSys	546,172
48,211	ExlService Holdings, Inc.*	1,511,897
7,324	Generac Holdings, Inc.*	968,379
7,427	KBR, Inc.	476,368
19,862	Mercury Systems, Inc.*	536,075
18,081	Quanex Building Products Corp.	499,940
4,363	Regal Rexnord Corp.	589,965
41,974	REV Group, Inc.	1,044,733
4,408	SPX Technologies, Inc.*	626,553
3,498	Valmont Industries, Inc.	960,026

		12,079,352

Information Technology: 20.5%
21,226	Alarm.com Holdings, Inc.*	1,348,700
9,067	Belden, Inc.	850,484
16,222	BlackLine, Inc.*	785,956

Shares		Value

Information Technology (continued)
134,661	CCC Intelligent Solutions Holdings, Inc.*	$1,496,084
82,693	Clearwater Analytics Holdings, Inc. - Class A*	1,531,474
7,268	Globant SA*	1,295,594
12,945	Ichor Holdings Ltd.*	499,030
1,444	Littelfuse, Inc.	369,072
6,862	Plexus Corp.*	708,021
6,770	SiTime Corp.*	842,053

		9,726,468

Materials: 7.8%
25,035	Element Solutions, Inc.	678,949
13,868	Ingevity Corp.*	606,170
5,023	Louisiana-Pacific Corp.	413,544
20,384	Radius Recycling, Inc.	311,264
6,276	Sensient Technologies Corp.	465,616
13,765	Silgan Holdings, Inc.	582,673
17,376	Summit Materials, Inc. - Class A*	636,135

		3,694,351

Real Estate: 2.4%
17,896	STAG Industrial, Inc. - REIT	645,330
8,116	Terreno Realty Corp. - REIT	480,305

		1,125,635

TOTAL COMMON STOCKS (Cost $42,058,804)		46,515,080

TOTAL INVESTMENTS (Cost: $42,058,804): 98.1%		46,515,080

Other Assets in Excess of Liabilities: 1.9%		893,732

NET ASSETS: 100.0%		$47,408,812

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Note 11.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	5

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 18.7%

Communication Services: 2.2%
11,000	Alphabet, Inc. - Class A	$2,003,650
7,200	Alphabet, Inc. - Class C	1,320,624
114,390	Altegrity, Inc.*(a)	266,529
22,160	Altice USA, Inc. - Class A*	45,206
120,875	Bollore SE	709,458
2,115	Charter Communications, Inc. - Class A*	632,300
100,680	Cineplex, Inc.*	604,676
40,353	Comcast Corp. - Class A(b)	1,580,224
97,508	Endeavor Group Holdings, Inc. - Class A(b)	2,635,641
11,920	iHeartMedia, Inc. - Class A*	12,993
3,391	Meta Platforms, Inc. - Class A	1,709,810
315	Netflix, Inc.*	212,587
15,442	Nexon Co. Ltd.	285,563
8,768	Nintendo Co. Ltd.	466,319
15,622	Paramount Global - Class B	162,313

		12,647,893

Consumer Discretionary: 1.1%
9,657	Alibaba Group Holding Ltd.	87,191
5,746	Amazon.com, Inc.*(b)	1,110,415
8,180	CarMax, Inc.*	599,921
3,270	Cie Financiere Richemont SA - Class A	510,057
2,970	Delivery Hero SE*(c)	70,460
8,250	Entain PLC	65,678
152	Home Depot, Inc.	52,324
3,470	Just Eat Takeaway.com NV*(c)	41,755
2,164	Marriott International, Inc. - Class A	523,190
15,500	Prosus NV	552,159
853	Starbucks Corp.	66,406
855	Vail Resorts, Inc.	154,011
213,104	Vizio Holding Corp. - Class A*(b)	2,301,523

		6,135,090

Consumer Staples: 0.8%
130,503	Albertsons Cos., Inc. - Class A(b)	2,577,434
879	Coca-Cola Co.	55,948
56	Costco Wholesale Corp.	47,600
11,490	Heineken Holding NV	906,364
4,360	Herbalife Ltd.*	45,300
26,230	JDE Peet’s NV	522,542
1,004	Orion Corp.	67,250
413	Procter & Gamble Co.	68,112
685	Walmart, Inc.	46,381

		4,336,931

Energy: 2.0%
11,780	Battalion Oil Corp.*	39,345
98,561	ChampionX Corp.(b)	3,273,211
488	Exxon Mobil Corp.	56,179
1,160	Gulfport Energy Corp.*	175,160
38,143	Hess Corp.	5,626,855
28,290	Kinder Morgan, Inc.	562,122
53,469	Marathon Oil Corp.(b)	1,532,956
1,070	Williams Cos., Inc.	45,475

		11,311,303

Financials: 1.2%
2,904	Aon PLC - Class A	852,556
29	BlackRock, Inc.	22,832

Shares		Value

Financials (continued)
23,940	Citigroup, Inc.	$1,519,232
1,978	Groupe Bruxelles Lambert NV	141,201
12,590	Jefferies Financial Group, Inc.	626,478
323	JPMorgan Chase & Co.	65,330
1,095	LPL Financial Holdings, Inc.	305,834
99	MasterCard, Inc. - Class A	43,675
241	Morgan Stanley	23,423
2,418	National Western Life Group, Inc. - Class A	1,201,601
5,210	NCR Atleos Corp.*	140,774
207,502	Network International Holdings PLC*(c)	1,025,241
18,800	Wells Fargo & Co.	1,116,532

		7,084,709

Health Care: 4.2%
501	Abbott Laboratories	52,059
1,242	AbbVie, Inc.	213,028
47,716	Albireo Pharma, Inc.*	116,336
63,263	Amedisys, Inc.*	5,807,543
71,704	Axonics, Inc.*(b)	4,820,660
15,111	Bayer AG	426,951
407	Bio-Rad Laboratories, Inc. - Class A*	111,156
1,699	BioMarin Pharmaceutical, Inc.*	139,879
1,567	Bristol-Myers Squibb Co.	65,077
41,280	Catalent, Inc.*	2,321,174
94,330	Cerevel Therapeutics Holdings, Inc.*	3,857,154
54,961	CinCor Pharma, Inc.*	191,171
213,778	Concert Pharmaceuticals, Inc.*	89,637
332	Elevance Health, Inc.	179,898
8,428	Envision Healthcare Corp.*	84,280
1,246	Eurofins Scientific SE	62,122
1,258	ICON PLC*	394,345
485	Johnson & Johnson	70,888
542	Merck & Co., Inc.	67,100
184,573	Olink Holding AB - ADR*	4,702,920
70	Thermo Fisher Scientific, Inc.	38,710
167	UnitedHealth Group, Inc.	85,046

		23,897,134

Industrials: 1.9%
128	Deere & Co.	47,825
254	Emerson Electric Co.	27,981
464	Fastenal Co.	29,158
3,759	Ferguson PLC	727,930
4,322	Howmet Aerospace, Inc.	335,517
7,690	LG Corp.	450,283
575	Lockheed Martin Corp.	268,582
538,442	McDermott International Ltd.*	156,148
645,855	McDermott International, Inc.*	187,298
28,578	McGrath RentCorp	3,044,986
14	Rentokil Initial PLC	82
124,401	Resolute Forest Products, Inc.*	191,204
24,848	Rush Enterprises, Inc. - Class A	1,040,386
3,895	Safran SA	823,502
3,730	Samsung C&T Corp.	384,787
17,500	Sound Holdings FP*(a)	346,499
35,347	Stericycle, Inc.*	2,054,721
5,120	Uber Technologies, Inc.*	372,122
158	Union Pacific Corp.	35,749
439	United Parcel Service, Inc. - Class B	60,077
2,270	Westinghouse Air Brake Technologies Corp.	358,773

		10,943,610

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS (CONTINUED)

Information Technology: 3.3%
22,138	ABIOMED, Inc.*	$38,741
36	Accenture PLC - Class A	10,923
7,601	Analog Devices, Inc.	1,735,004
8,090	ANSYS, Inc.*	2,600,935
532	Apple, Inc.	112,050
343	Broadcom, Inc.	550,697
1,021	Cisco Systems, Inc.	48,508
85,337	HashiCorp, Inc. - Class A*	2,875,003
108,015	Juniper Networks, Inc.(b)	3,938,227
362	Microchip Technology, Inc.	33,123
146	Microsoft Corp.	65,255
8,172	NCR Voyix Corp.*	100,924
2,748	NXP Semiconductors NV	739,459
32,953	Perficient, Inc.*	2,464,555
387	QUALCOMM, Inc.	77,083
6,102	Riverbed Technology, Inc.*	793
7,464	Silicon Motion Technology Corp. - ADR	604,509
23,574	Squarespace, Inc. - Class A*	1,028,534
9,800	TE Connectivity Ltd.	1,474,214

		18,498,537

Materials: 1.4%
81,851	Cemex SAB de CV - ADR	523,028
134,470	Glencore PLC	766,523
20,980	Holcim AG	1,857,785
13,960	International Flavors & Fragrances, Inc.	1,329,131
69	Linde PLC	30,278
762	Metals Acquisition Ltd. - Class A*	10,432
114	Packaging Corp. of America	20,812
82,705	U.S. Steel Corp.(b)	3,126,249

		7,664,238

Real Estate: 0.1%
299	American Tower Corp. - REIT	58,120
12,176	China Aoyuan Group Ltd.*	234
3,007	Crown Castle, Inc. - REIT(b)	293,784
11,040	Douglas Emmett, Inc. - REIT	146,942
12,007	Swire Pacific Ltd. - Class A	106,102
4,470	Vornado Realty Trust - REIT	117,516

		722,698

Special Purpose Acquisition Companies: 0.0%
3,818	Bright Bidco BV*	382
6,266	Pershing Square Tontine Holdings Ltd.*	0

		382

Utilities: 0.5%
55,067	Atlantica Sustainable Infrastructure PLC	1,208,721
597	Duke Energy Corp.	59,837
12,050	FirstEnergy Corp.	461,154
3,870	PG&E Corp.	67,570
25,653	PNM Resources, Inc.(b)	948,135

		2,745,417

TOTAL COMMON STOCKS (Cost $95,278,242)		105,987,942

RIGHTS/WARRANTS: 0.0%
243	American Oncology Network, Inc. (Expiration date 09/20/28)*	26

Shares		Value

RIGHTS/WARRANTS (CONTINUED)
2,542	Atlantic Coastal Acquisition Corp. II (Expiration date 06/02/28)*	$197
3,595	BigBear.ai Holdings, Inc. (Expiration date 12/31/28)*	566
2,337	Brand Engagement Network, Inc. (Expiration date 03/14/29)*	75
14,913	BurTech Acquisition Corp. (Expiration date 12/18/26)*	3,728
1,663	Churchill Capital Corp. VII (Expiration date 02/29/28)*	582
2,253	ECARX Holdings, Inc. (Expiration date 12/21/27)*	78
5,576	Electriq Power Holdings, Inc. (Expiration date 07/31/28)*	3
870	Global Partner Acquisition Corp. II (Expiration date 12/31/27)*	0
4,634	Golden Arrow Merger Corp. (Expiration date 07/31/26)*	802
1,333	Heliogen, Inc. (Expiration date 12/30/26)*	13
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	11,670
4,247	MariaDB PLC (Expiration date 12/16/27)*	540
2,915	NioCorp Developments Ltd. (Expiration date 03/17/28)*	676
1,238	Northern Star Investment Corp. III (Expiration date 02/25/28)*	0
956	Northern Star Investment Corp. IV (Expiration date 12/31/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 12/31/99)*	0
2,615	Plum Acquisition Corp. I (Expiration date 12/31/28)*	222
186	Plum Acquisition Corp. III (Expiration date 03/31/28)*	12
388	PowerUp Acquisition Corp. (Expiration date 02/18/27)*	14
145	Prenetics Global Ltd. (Expiration date 05/17/27)*	2
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	94
6,951	Sable Offshore Corp. (Expiration date 12/31/28)*	29,681
2,409	Slam Corp. (Expiration date 12/31/27)*	602
367	Swvl Holdings Corp. (Expiration date 03/31/27)*	5

TOTAL RIGHTS/WARRANTS (Cost $189,151)		50,138

PREFERRED STOCKS: 0.0%

Energy: 0.0%
	El Paso Energy Capital Trust I
506	4.750%, 03/31/2028	23,954
	Gulfport Energy Corp.
18	10.000%, 07/29/2024*(a)(d)(e)	16,810

		40,764

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	7

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Shares		Value

PREFERRED STOCKS (CONTINUED)

Financials: 0.0%
	Apollo Global Management, Inc.
612	6.750%, 07/31/2026	$40,153

Industrials: 0.0%
	Element Commercial Aviation
170	0.000%,(a)	0
	McDermott International, Inc. - (Preference Shares)
349	0.000%,*(a)	64,435

		64,435

TOTAL PREFERRED STOCKS (Cost $1,783,687)		145,352

Principal Amount^

ASSET-BACKED SECURITIES: 14.7%
	510 Asset-Backed Trust
$202,366	Series 2021-NPL1-A1 5.240%, 06/25/2061(c)(f)(g)	199,548
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 7.533%, 07/20/2037(c)(h) 3 mo. USD Term SOFR + 2.200%	250,408
	Aaset Trust
276,160	Series 2021-1A-A 2.950%, 11/16/2041(c)	254,873
	Accelerated Assets LLC
58,943	Series 2018-1-B 4.510%, 12/02/2033(c)	58,406
	Affirm Asset Securitization Trust
850,000	Series 2023-A-D 9.090%, 01/18/2028(c)	860,505
110,000	Series 2023-B-A 6.820%, 09/15/2028(c)	111,512
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 5.072%, 02/15/2040(c)(f)(g)	239,044
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,713,982
5,000,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)(g)	4,324,021
	Apidos CLO XX Ltd.
265,000	Series 2015-20A-BRR 7.539%, 07/16/2031(c)(h) 3 mo. USD Term SOFR + 2.212%	265,767
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 11.386%, 10/20/2030(c)(h) 3 mo. USD Term SOFR + 6.062%	1,003,452
	Arbor Realty Commercial Real Estate Notes CLO Ltd.
1,000,000	Series 2021-FL1-C 7.443%, 12/15/2035(c)(h) 1 mo. USD Term SOFR + 2.114%	984,802

Principal Amount^		Value
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 7.633%, 01/15/2037(c)(h) 30 day USD SOFR Average + 2.300%	$408,613
	Bain Capital Credit CLO Ltd.
180,000	Series 2020-1A-C1R 7.673%, 04/18/2033(c)(h) 3 mo. USD Term SOFR + 2.350%	180,442
500,000	Series 2021-2A-D 8.739%, 07/16/2034(c)(h) 3 mo. USD Term SOFR + 3.412%	501,183
	Barings CLO Ltd.
500,000	Series 2018-4A-E 11.410%, 10/15/2030(c)(h) 3 mo. USD Term SOFR + 6.082%	494,160
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(c)	524,472
	Blackbird Capital Aircraft Lease Securitization Ltd.
141,503	Series 2016-1A-A 4.213%, 12/16/2041(c)(f)(g)	140,148
	Blue Stream Issuer LLC
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(c)	934,612
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 7.540%, 04/15/2029(c)(h) 3 mo. USD Term SOFR + 2.212%	260,438
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 11.340%, 10/15/2031(c)(h) 3 mo. USD Term SOFR + 6.012%	751,229
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 11.340%, 07/15/2031(c)(h) 3 mo. USD Term SOFR + 6.012%	968,546
500,000	Series 2018-1A-E 11.340%, 07/15/2031(c)(h) 3 mo. USD Term SOFR + 6.012%	484,814
1,000,000	Series 2021-4A-E 11.890%, 10/15/2034(c)(h) 3 mo. USD Term SOFR + 6.562%	991,291
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 10.934%, 05/15/2031(c)(h) 3 mo. USD Term SOFR + 5.612%	482,489
405,000	Series 2015-5A-A2R3 7.236%, 01/20/2032(c)(h) 3 mo. USD Term SOFR + 1.650%	405,304
	Carlyle U.S. CLO Ltd.
500,000	Series 2021-1A-D 11.590%, 04/15/2034(c)(h) 3 mo. USD Term SOFR + 6.262%	502,073
	Carval CLO X-C Ltd.
285,000	Series 2024-2A-B 7.336%, 07/20/2037(c)(h)(i) 3 mo. USD Term SOFR + 1.800%	285,356

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)
	Carvana Auto Receivables Trust
$ 3,000	Series 2021-N1-R 0.000%, 01/10/2028(c)(j)	$308,569
81,633	Series 2021-N4-D 2.300%, 09/11/2028	78,794
	Castlelake Aircraft Securitization Trust
4,274,025	Series 2018-1-C 6.625%, 06/15/2043(c)	1,560,028
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(c)(k)	117,000
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 11.586%, 04/20/2029(c)(h) 3 mo. USD Term SOFR + 6.262%	1,004,947
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 11.390%, 04/15/2030(c)(h) 3 mo. USD Term SOFR + 6.062%	501,455
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 7.539%, 10/18/2030(c)(h) 3 mo. USD Term SOFR + 2.212%	205,224
500,000	Series 2017-4A-D 11.685%, 10/24/2030(c)(h) 3 mo. USD Term SOFR + 6.362%	501,563
500,000	Series 2019-3A-DR 12.389%, 10/16/2034(c)(h) 3 mo. USD Term SOFR + 7.062%	504,251
	College Ave Student Loans LLC
66,635	Series 2021-A-D 4.120%, 07/25/2051(c)	60,013
	Cologix Data Centers U.S. Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(c)	1,344,476
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 10.979%, 04/17/2030(c)(h) 3 mo. USD Term SOFR + 5.662%	998,816
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	255,666
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)(g)	124,613
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 11.334%, 08/15/2031(c)(h) 3 mo. USD Term SOFR + 6.012%	919,968
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 12.790%, 04/15/2031(c)(h) 3 mo. USD Term SOFR + 7.462%	400,378
	Education Funding Trust
201,628	Series 2020-A-A 2.790%, 07/25/2041(c)	183,520

Principal Amount^		Value
	Elevation CLO Ltd.
$ 500,000	Series 2021-14A-C 7.886%, 10/20/2034(c)(h) 3 mo. USD Term SOFR + 2.562%	$500,605
	Exeter Automobile Receivables Trust
100,000	Series 2023-2A-D 6.320%, 08/15/2029	101,001
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 10.990%, 07/15/2030(c)(h) 3 mo. USD Term SOFR + 5.662%	501,978
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(g)	1,655,249
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(c)(g)	2,174,023
	Galaxy XIX CLO Ltd.
1,000,000	Series 2015-19A-D1R 12.115%, 07/24/2030(c)(h) 3 mo. USD Term SOFR + 6.792%	998,912
	Galaxy XXVI CLO Ltd.
250,000	Series 2018-26A-BR 7.927%, 11/22/2031(c)(h) 3 mo. USD Term SOFR + 2.600%	250,360
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 11.990%, 10/15/2030(c)(h) 3 mo. USD Term SOFR + 6.662%	502,107
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(c)	941,410
100,000	Series 2023-2A-D 6.310%, 03/15/2029(c)	100,953
	Golub Capital Partners CLO 74 B Ltd.
250,000	Series 2024-74A-B 7.165%, 07/25/2037(c)(h) 3 mo. USD Term SOFR + 1.850%	250,343
	Greystone CRE Notes Ltd.
355,000	Series 2021-HC2-A 7.243%, 12/15/2039(c)(h) 1 mo. USD Term SOFR + 1.914%	353,316
	GSAA Home Equity Trust
525,881	Series 2006-10-AF5 6.948%, 06/25/2036(f)(g)	130,155
	Hertz Vehicle Financing III LLC
357,000	Series 2022-1A-D 4.850%, 06/25/2026(c)	344,851
	Hertz Vehicle Financing LLC
270,000	Series 2022-4A-D 6.560%, 09/25/2026(c)	263,260
	HGI CRE CLO Ltd.
350,000	Series 2021-FL1-D 7.793%, 06/16/2036(c)(h) 1 mo. USD Term SOFR + 2.464%	343,813
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 12.186%, 10/20/2029(c)(h) 3 mo. USD Term SOFR + 6.862%	501,470
	Hilton Grand Vacations Trust
31,625	Series 2018-AA-C 4.000%, 02/25/2032(c)	30,974

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	9

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)
	Kestrel Aircraft Funding Ltd.
$ 281,151	Series 2018-1A-A 4.250%, 12/15/2038(c)	$264,498
	Labrador Aviation Finance Ltd.
228,473	Series 2016-1A-A1 4.300%, 01/15/2042(c)	209,125
	LCM CLO 26 Ltd.
500,000	Series 26A-E 10.886%, 01/20/2031(c)(h) 3 mo. USD Term SOFR + 5.562%	416,893
	LCM CLO XVII LP
1,000,000	Series 17A-ER 11.590%, 10/15/2031(c)(h) 3 mo. USD Term SOFR + 6.262%	840,497
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 11.189%, 07/16/2031(c)(h) 3 mo. USD Term SOFR + 5.862%	430,450
	Lehman XS Trust
1,737,590	Series 2005-6-3A3A 6.260%, 11/25/2035(f)(g)	744,971
	Madison Park Funding CLO XLV Ltd.
500,000	Series 2020-45A-ER 11.940%, 07/15/2034(c)(h) 3 mo. USD Term SOFR + 6.612%	502,379
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 11.579%, 07/17/2034(c)(h) 3 mo. USD Term SOFR + 6.262%	502,431
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 7.584%, 04/18/2037(c)(h) 3 mo. USD Term SOFR + 2.250%	306,356
	MAPS Ltd.
112,863	Series 2018-1A-A 4.212%, 05/15/2043(c)	107,289
81,377	Series 2019-1A-A 4.458%, 03/15/2044(c)	74,294
	Marble Point CLO XII Ltd.
500,000	Series 2018-1A-D 8.589%, 07/16/2031(c)(h) 3 mo. USD Term SOFR + 3.262%	487,974
	Marlette Funding Trust
125,000	Series 2023-4A-B 8.150%, 12/15/2033(c)	129,091
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A-B 8.010%, 04/20/2053(c)	909,204
	MF1 LLC
400,000	Series 2023-FL12-C 9.116%, 10/19/2038(c)(h)	402,852
	MF1 Multifamily Housing Mortgage Loan Trust
400,000	Series 2024-FL15-D 9.338%, 08/18/2041(c)(h)(i)	399,000
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 11.736%, 10/20/2030(c)(h) 3 mo. USD Term SOFR + 6.412%	502,480

Principal Amount^		Value
	Mosaic Solar Loans LLC
$ 724,798	Series 2017-2A-B 4.770%, 06/22/2043(c)	$636,098
	MVW LLC
22,638	Series 2020-1A-C 4.210%, 10/20/2037(c)	21,803
160,218	Series 2021-1WA-D 3.170%, 01/22/2041(c)	147,754
	MVW Owner Trust
23,123	Series 2019-1A-C 3.330%, 11/20/2036(c)	22,397
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 11.086%, 10/20/2030(c)(h) 3 mo. USD Term SOFR + 5.762%	1,004,947
	Navient Private Education Refi Loan Trust
195,761	Series 2018-A-B 3.680%, 02/18/2042(c)	187,875
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	717,753
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	152,264
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	257,037
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 11.840%, 04/15/2034(c)(h) 3 mo. USD Term SOFR + 6.512%	501,789
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 11.608%, 04/19/2030(c)(h) 3 mo. USD Term SOFR + 6.282%	1,004,007
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.912%, 10/18/2030(c)(g)(l)	368,934
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 11.336%, 07/20/2031(c)(h) 3 mo. USD Term SOFR + 6.012%	502,156
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 9.040%, 10/13/2031(c)(h) 3 mo. USD Term SOFR + 3.712%	695,551
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 13.680%, 07/15/2030(c)(h) 3 mo. USD Term SOFR + 8.352%	820,724
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 12.586%, 01/20/2035(c)(h) 3 mo. USD Term SOFR + 7.262%	479,326
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 11.329%, 07/17/2030(c)(h) 3 mo. USD Term SOFR + 6.012%	935,070

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)
$1,500,000	Series 2013-1A-SUB 10.349%, 07/17/2030(c)(g)(l)	$71,678
	Octagon Investment Partners CLO XXI Ltd.
500,000	Series 2014-1A-DRR 12.584%, 02/14/2031(c)(h) 3 mo. USD Term SOFR + 7.262%	492,760
	OHA Credit Funding CLO 5 Ltd.
475,000	Series 2020-5A-C 7.589%, 04/18/2033(c)(h) 3 mo. USD Term SOFR + 2.262%	476,332
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 7.525%, 04/20/2037(c)(h) 3 mo. USD Term SOFR + 2.200%	251,578
	OneMain Financial Issuance Trust
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	239,151
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.000%, 08/15/2029(c)(k)	42,134
	Pagaya AI Debt Trust
346,226	Series 2022-2-AB 5.800%, 01/15/2030(c)(g)	345,716
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 7.475%, 07/15/2037(c)(h) 3 mo. USD Term SOFR + 2.150%	309,918
	PFP CLO Ltd.
1,000,000	Series 2021-8-C 7.245%, 08/09/2037(c)(h) 1 mo. USD Term SOFR + 1.914%	991,722
	Post CLO Ltd.
370,000	Series 2023-1A-A 7.275%, 04/20/2036(c)(h) 3 mo. USD Term SOFR + 1.950%	373,096
	Progress Residential Trust
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	243,473
3,398,608	Series 2021-SFR10-F 4.608%, 12/17/2040(c)	3,035,429
2,432,000	Series 2021-SFR2-D 2.197%, 04/19/2038(c)	2,278,843
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	157,470
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)	6,470,590
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	114,786
	RCO VII Mortgage LLC
87,775	Series 2024-1-A1 7.021%, 01/25/2029(c)(f)(g)	87,962
	RR 1 LLC
500,000	Series 2017-1A-D1B 11.940%, 07/15/2035(c)(h) 3 mo. USD Term SOFR + 6.612%	501,975

Principal Amount^		Value
	RR CLO 2 Ltd.
$500,000	Series 2017-2A-DR 11.390%, 04/15/2036(c)(h) 3 mo. USD Term SOFR + 6.062%	$492,630
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 11.440%, 04/15/2036(c)(h) 3 mo. USD Term SOFR + 6.112%	488,515
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	282,725
	Sierra Timeshare Receivables Funding LLC
86,000	Series 2020-2A-C 3.510%, 07/20/2037(c)	83,899
	Slam Ltd.
207,188	Series 2021-1A-B 3.422%, 06/15/2046(c)	184,051
	SLM Private Credit Student Loan Trust
95,000	Series 2003-A-A3 8.297%, 06/15/2032(h)	94,651
287,000	Series 2003-B-A3 2.806%, 03/15/2033(h)	285,616
50,000	Series 2003-B-A4 7.940%, 03/15/2033(h)	49,759
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.000%, 01/25/2041(c)(j)	1,176,208
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	312,150
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 12.285%, 10/25/2034(c)(h) 3 mo. USD Term SOFR + 6.962%	455,453
	SpringCastle America Funding LLC
283,782	Series 2020-AA-A 1.970%, 09/25/2037(c)	259,644
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 10.870%, 01/15/2030(c)(h) 3 mo. USD Term SOFR + 5.542%	488,157
	Textainer Marine Containers VII Ltd.
66,147	Series 2020-1A-A 2.730%, 08/21/2045(c)	62,016
164,691	Series 2021-1A-B 2.520%, 02/20/2046(c)	144,998
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.567%, 01/15/2031(c)(l)	41,760
500,000	Series 2017-3A-ER 12.640%, 04/15/2035(c)(h) 3 mo. USD Term SOFR + 7.312%	493,921
500,000	Series 2018-2A-E 11.340%, 07/15/2030(c)(h) 3 mo. USD Term SOFR + 6.012%	476,323
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 7.740%, 04/15/2033(c)(h) 3 mo. USD Term SOFR + 2.412%	281,363

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	11

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)
	TICP CLO XV Ltd.
$ 250,000	Series 2020-15A-C 7.736%, 04/20/2033(c)(h) 3 mo. USD Term SOFR + 2.412%	$250,626
	TIF Funding III LLC
98,125	Series 2024-1A-A 5.480%, 04/20/2049(c)	97,945
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.000%, 10/20/2029(c)(k)	318,923
929,000	Series 2021-ST9-CERT 0.000%, 11/20/2029(c)(k)	300,019
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.000%, 06/20/2031(k)	75,891
	VCAT LLC
163,843	Series 2021-NPL5-A1 1.868%, 08/25/2051(c)(f)(g)	161,453
	VOLT XCIV LLC
38,175	Series 2021-NPL3-A1 5.240%, 02/27/2051(c)(f)(g)	37,795
691,875	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(f)(g)	645,599
	Voya CLO Ltd.
500,000	Series 2018-2A-E 10.840%, 07/15/2031(c)(h) 3 mo. USD Term SOFR + 5.512%	480,274
500,000	Series 2019-1A-ER 11.710%, 04/15/2031(c)(h) 3 mo. USD Term SOFR + 6.382%	491,398
	WAVE Trust
336,771	Series 2017-1A-A 3.844%, 11/15/2042(c)	303,323
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 11.086%, 07/20/2030(c)(h) 3 mo. USD Term SOFR + 5.762%	1,000,060
	Wellfleet CLO Ltd.
1,000,000	Series 2017-3A-C 8.329%, 01/17/2031(c)(h) 3 mo. USD Term SOFR + 3.012%	989,408
250,000	Series 2024-1A-B 7.372%, 07/18/2037(c)(h) 3 mo. USD Term SOFR + 2.050%	250,368
	Willis Engine Structured Trust V
192,787	Series 2020-A-A 3.228%, 03/15/2045(c)	175,304
	Willis Engine Structured Trust VI
1,215,916	Series 2021-A-C 7.385%, 05/15/2046(c)	1,167,851
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 12.016%, 07/20/2034(c)(h) 3 mo. USD Term SOFR + 6.692%	461,626
	Wise CLO Ltd.
250,000	Series 2024-2A-C 7.500%, 07/15/2037(c)(h)(i) 3 mo. USD Term SOFR + 2.200%	250,625

TOTAL ASSET-BACKED SECURITIES (Cost $107,948,322)		83,377,760

Principal Amount^		Value

BANK LOANS: 1.1%
	AmWINS Group, Inc.
$ 22,899	7.594%, 02/19/2028(h) 1 mo. USD Term SOFR + 2.250%	$22,908
	Astra Acquisition Corp.
839,743	14.471%, 10/25/2029(h) 3 mo. USD Term SOFR + 8.875%	221,222
	Aveanna Healthcare LLC
284,530	12.497%, 12/10/2029(h) 3 mo. USD Term SOFR + 7.000%	262,835
	Bausch & Lomb Corp.
294,773	9.344%, 09/29/2028(h) 1 mo. USD Term SOFR + 4.000%	294,590
	Bright Bidco BV
4	14.344%, 10/31/2027(e)(h) 3 mo. USD Term SOFR + 1.000% Cash, 8.000% PIK	2
	Byju’s Alpha, Inc.
2,751	13.332%, 04/06/2026(h) 3 mo. USD Term SOFR + 8.000%	2,751
7,283	13.326%, 04/24/2026(h) 3 mo. USD Term SOFR + 8.000%	7,283
1,578	13.326%, 04/24/2026(h) 3 mo. USD Term SOFR + 8.000%	1,578
320,941	0.000%, 11/24/2026	72,671
	Carnival Corp.
176,334	8.094%, 08/08/2027(h) 1 mo. USD Term SOFR + 2.750%	177,437
413,281	8.094%, 10/18/2028(h) 1 mo. USD Term SOFR + 2.750%	414,895
	CBI STS de LLC
105,551	10.406%, 12/31/2026(h) 3 mo. USD Term SOFR + 4.750%	47,498
231,854	13.096%, 12/31/2026(h) 3 mo. USD Term SOFR + 7.500%	234,173
	Constant Contact, Inc.
875,000	13.061%, 02/12/2029(h) 3 mo. USD Term SOFR + 7.500%	813,750
	Cornerstone OnDemand, Inc.
23,578	9.208%, 10/16/2028(h) 1 mo. USD Term SOFR + 3.750%	22,320
	Cyxtera DC Holdings, Inc.
159,518	0.000%, 01/16/2025(m)	3,190
	Farfetch U.S. Holdings, Inc.
199,986	11.575%, 10/20/2027(h) 3 mo. USD Term SOFR + 6.250%	186,695
	Foundation Building Materials Holding Co. LLC
49,482	9.330%, 01/29/2031(h) 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%	49,344
	GTCR W Merger Sub LLC
406,000	0.000%, 01/31/2031(n)	407,072
405,446	8.335%, 01/31/2031(h) 3 mo. USD Term SOFR + 3.000%	406,517
	Hilton Grand Vacations Borrower LLC
124,688	8.094%, 01/17/2031(h) 1 mo. USD Term SOFR + 2.750%	124,843

The accompanying notes are an integral part of these financial statements.

12	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)
	HUB International Ltd.
$ 65,704	8.575%, 06/20/2030(h) 3 mo. USD Term SOFR + 3.250%	$65,923
	Lealand Finance Co. BV
457,460	9.564%, 06/28/2024(h) 3 mo. USD Term SOFR + 4.000%	228,730
51,245	8.458%, 06/30/2027(h) 1 mo. USD Term SOFR + 3.000%	26,903
89,675	12.845%, 06/30/2027(h) 3 mo. USD Term SOFR + 7.500%	58,289
1,530,655	9.444%, 12/31/2027(e)(h) 1 mo. USD Term SOFR + 1.000% Cash, 3.000% PIK	727,061
	Light & Wonder International, Inc.
18,662	0.000%, 04/14/2029(n)	18,694
18,662	8.070%, 04/14/2029(h) 1 mo. USD Term SOFR + 2.750%	18,694
	MH Sub I LLC
90,932	9.594%, 05/03/2028(h) 1 mo. USD Term SOFR + 4.250%	90,951
	Open Text Corp.
62,016	7.594%, 01/31/2030(h) 1 mo. USD Term SOFR + 2.250%	62,356
	Rand Parent LLC
308,048	0.000%, 03/17/2030(n)	309,001
121,040	9.585%, 03/17/2030(h) 3 mo. USD Term SOFR + 4.250%	121,414
	Riverbed Technology, Inc.
232,321	9.835%, 07/01/2028(e)(h) 3 mo. USD Term SOFR + 2.500% Cash, 2.000% PIK	143,168
	Star Parent, Inc.
225,870	9.085%, 09/27/2030(h) 3 mo. USD Term SOFR + 3.750%	225,960
	Summit Materials LLC
90,913	7.799%, 01/12/2029(h) 3 mo. USD Term SOFR + 2.500%	91,651
	Truist Insurance Holdings LLC
123,000	8.585%, 05/06/2031(h) 3 mo. USD Term SOFR + 3.250%	123,417
	Uber Technologies, Inc.
230,993	8.089%, 03/03/2030(h) 3 mo. USD Term SOFR + 2.750%	232,370
	Vision Solutions, Inc.
23,576	9.591%, 04/24/2028(h) 3 mo. USD Term SOFR + 4.250%	23,252

TOTAL BANK LOANS (Cost $9,345,548)		6,341,408

CONVERTIBLE BONDS: 2.0%

Communications: 1.1%
	Booking Holdings, Inc.
25,000	0.750%, 05/01/2025	52,671
	Delivery Hero SE
1,400,000 (EUR)	1.000%, 01/23/2027	1,245,942

Principal Amount^		Value

Communications (continued)
$ 100,000 (EUR)	1.500%, 01/15/2028	$83,019
100,000 (EUR)	Series A 1.000%, 04/30/2026	97,225
	DISH Network Corp.
2,190,000	3.375%, 08/15/2026	1,369,101
	Etsy, Inc.
70,000	0.125%, 09/01/2027	58,641
165,000	0.250%, 06/15/2028	130,176
	Liberty Media Corp.-Liberty Formula One
40,000	2.250%, 08/15/2027	42,626
	Palo Alto Networks, Inc.
10,000	0.375%, 06/01/2025	34,122
	Spotify USA, Inc.
115,000	0.000%, 03/15/2026(k)	109,710
	TechTarget, Inc.
1,271,000	0.000%, 12/15/2026(k)	1,229,884
	Uber Technologies, Inc.
60,000	Series 2028 0.875%, 12/01/2028(c)	71,490
	Wayfair, Inc.
1,362,000	0.625%, 10/01/2025	1,270,082
42,000	1.000%, 08/15/2026	37,946
	Zillow Group, Inc.
27,000	2.750%, 05/15/2025	27,348
234,000	1.375%, 09/01/2026	284,453

		6,144,436

Consumer, Cyclical: 0.1%
	Carnival Corp.
155,000	5.750%, 12/01/2027	253,483
	Royal Caribbean Cruises Ltd.
15,000	6.000%, 08/15/2025	48,448
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	200,950

		502,881

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
1,478,000	0.599%, 08/01/2024	1,469,573
420,000	1.250%, 05/15/2027	402,557
	Shift4 Payments, Inc.
45,000	0.500%, 08/01/2027	42,728
	Teladoc Health, Inc.
195,000	1.250%, 06/01/2027	162,083

		2,076,941

Financial: 0.0%
	China Aoyuan Group Ltd.
4,352	Series IAI 0.000%, 09/30/2028(k)	72
	Sunac China Holdings Ltd.
153,914	1.000%, 09/30/2032(c)(e)	10,389

		10,461

Technology: 0.4%
	BlackLine, Inc.
1,865,000	0.125%, 08/01/2024	1,859,405
	Datadog, Inc.
25,000	0.125%, 06/15/2025	36,313

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	13

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CONVERTIBLE BONDS (CONTINUED)

Technology (continued)
	Nutanix, Inc.
$ 20,000	0.250%, 10/01/2027	$23,420
	ON Semiconductor Corp.
85,000	0.500%, 03/01/2029	81,749
	Unity Software, Inc.
170,000	0.000%, 11/15/2026(k)	147,305
	Wolfspeed, Inc.
60,000	0.250%, 02/15/2028	35,670
115,000	1.875%, 12/01/2029	63,940
	Zscaler, Inc.
25,000	0.125%, 07/01/2025	33,686

		2,281,488

Utilities: 0.0%
	Evergy, Inc.
40,000	4.500%, 12/15/2027(c)	40,370
	NRG Energy, Inc.
30,000	2.750%, 06/01/2048	57,600

		97,970

TOTAL CONVERTIBLE BONDS (Cost $12,035,514)		11,114,177

CORPORATE BONDS: 17.8%

Basic Materials: 0.7%
	ArcelorMittal SA
190,000	6.800%, 11/29/2032	200,591
	Ashland, Inc.
60,000	3.375%, 09/01/2031(c)	50,586
	Celanese U.S. Holdings LLC
190,000	6.700%, 11/15/2033	200,134
	Eldorado Gold Corp.
592,000	6.250%, 09/01/2029(c)	569,772
	First Quantum Minerals Ltd.
460,000	9.375%, 03/01/2029(c)	482,031
	FMG Resources August 2006 Pty. Ltd.
660,000	6.125%, 04/15/2032(c)	652,948
	Glencore Funding LLC
755,000	6.500%, 10/06/2033(c)	788,444
	RPM International, Inc.
300,000	2.950%, 01/15/2032	251,920
	Southern Copper Corp.
760,000	7.500%, 07/27/2035	884,786
	Unigel Luxembourg SA
450,000	8.750%, 10/01/2026(m)	127,710

		4,208,922

Communications: 2.1%
	AMC Networks, Inc.
307,000	4.250%, 02/15/2029	207,451
	CCO Holdings LLC/CCO Holdings Capital Corp.
910,000	5.125%, 05/01/2027(c)	874,478
240,000	4.750%, 02/01/2032(c)	196,683
	Charter Communications Operating LLC/Charter Communications Operating Capital
145,000	2.800%, 04/01/2031	118,791

Principal Amount^		Value

Communications (continued)
$ 55,000	2.300%, 02/01/2032	$42,522
70,000	4.400%, 04/01/2033	61,868
370,000	4.400%, 12/01/2061	242,890
	CommScope Technologies LLC
380,000	5.000%, 03/15/2027(c)	158,247
	CommScope, Inc.
50,000	4.750%, 09/01/2029(c)	34,636
	CSC Holdings LLC
200,000	4.125%, 12/01/2030(c)	129,467
2,075,000	4.625%, 12/01/2030(c)	757,666
625,000	3.375%, 02/15/2031(c)	390,313
400,000	4.500%, 11/15/2031(c)	258,393
	DISH DBS Corp.
1,755,000	5.250%, 12/01/2026(c)	1,389,278
270,000	5.750%, 12/01/2028(c)	187,802
220,000	5.125%, 06/01/2029	87,316
	FactSet Research Systems, Inc.
312,000	3.450%, 03/01/2032	272,473
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
468,000	3.500%, 03/01/2029(c)	423,102
	iHeartCommunications, Inc.
130,000	5.250%, 08/15/2027(c)	69,171
20,000	4.750%, 01/15/2028(c)	10,284
	Juniper Networks, Inc.
540,000	2.000%, 12/10/2030	439,531
	Koninklijke KPN NV
170,000	8.375%, 10/01/2030	196,922
	Motorola Solutions, Inc.
780,000	2.750%, 05/24/2031	662,816
507,000	5.600%, 06/01/2032	513,990
205,000	5.400%, 04/15/2034	203,490
	News Corp.
300,000	3.875%, 05/15/2029(c)	276,453
	Oi SA
36,684	12.500%, 12/15/2024(c)(e) Cash 7.000% + PIK Rate 5.500%	36,501
550,000	10.000%, 07/27/2025(m) PIK Rate 12.000%	5,445
	Paramount Global
290,000	6.875%, 04/30/2036	272,311
345,000	4.375%, 03/15/2043	229,647
90,000	5.850%, 09/01/2043	71,044
	Rakuten Group, Inc.
732,000	11.250%, 02/15/2027(c)	783,513
507,000	9.750%, 04/15/2029(c)	523,351
	Telefonica Emisiones SA
300,000	7.045%, 06/20/2036	327,304
	Uber Technologies, Inc.
995,000	4.500%, 08/15/2029(c)	949,971
	VeriSign, Inc.
402,000	2.700%, 06/15/2031	337,219

		11,742,339

Consumer, Cyclical: 3.4%
	Allison Transmission, Inc.
1,454,000	3.750%, 01/30/2031(c)	1,275,778
	Brinker International, Inc.
1,001,000	5.000%, 10/01/2024(c)	998,573

The accompanying notes are an integral part of these financial statements.

14	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Cyclical (continued)
	Brunswick Corp.
$ 60,000	4.400%, 09/15/2032	$53,586
	Carnival Corp.
295,000	5.750%, 03/01/2027(c)	291,632
75,000	6.000%, 05/01/2029(c)	74,157
	Choice Hotels International, Inc.
35,000	5.850%, 08/01/2034(i)	34,576
	Cineplex, Inc.
991,000 (CAD)	7.625%, 03/31/2029(c)	739,458
	Everi Holdings, Inc.
2,279,000	5.000%, 07/15/2029(c)	2,243,505
	FirstCash, Inc.
850,000	5.625%, 01/01/2030(c)	805,922
	Gap, Inc.
550,000	3.875%, 10/01/2031(c)	459,609
	Hilton Domestic Operating Co., Inc.
1,303,000	3.625%, 02/15/2032(c)	1,128,976
	Landsea Homes Corp.
160,000	8.875%, 04/01/2029(c)	158,594
	Lithia Motors, Inc.
120,000	3.875%, 06/01/2029(c)	107,926
	M/I Homes, Inc.
270,000	4.950%, 02/01/2028	260,655
710,000	3.950%, 02/15/2030	633,739
	Marriott International, Inc.
80,000	5.300%, 05/15/2034	78,723
	Murphy Oil USA, Inc.
625,000	3.750%, 02/15/2031(c)	551,399
	NCL Corp. Ltd.
370,000	5.875%, 03/15/2026(c)	366,089
90,000	8.125%, 01/15/2029(c)	94,476
	NCL Finance Ltd.
115,000	6.125%, 03/15/2028(c)	113,682
	NVR, Inc.
242,000	3.000%, 05/15/2030	214,733
	Patrick Industries, Inc.
750,000	4.750%, 05/01/2029(c)	692,443
	PulteGroup, Inc.
100,000	6.375%, 05/15/2033	105,346
275,000	6.000%, 02/15/2035	283,776
	Royal Caribbean Cruises Ltd.
275,000	5.500%, 04/01/2028(c)	271,636
90,000	6.250%, 03/15/2032(c)	90,814
	Steelcase, Inc.
400,000	5.125%, 01/18/2029	379,208
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
250,000	5.000%, 06/01/2031(c)	225,326
	Tapestry, Inc.
400,000	7.850%, 11/27/2033	421,907
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(c)	479,399
	Tempur Sealy International, Inc.
900,000	3.875%, 10/15/2031(c)	755,190
	Tri Pointe Homes, Inc.
580,000	5.700%, 06/15/2028	569,979

Principal Amount^		Value

Consumer, Cyclical (continued)
	United Airlines Pass Through Trust
$ 232,545	Series 2019-2-B 3.500%, 11/01/2029	$217,631
	Vista Outdoor, Inc.
1,979,000	4.500%, 03/15/2029(c)	1,987,437
	VOC Escrow Ltd.
145,000	5.000%, 02/15/2028(c)	140,676
	Yum! Brands, Inc.
1,039,000	4.750%, 01/15/2030(c)	990,438
402,000	4.625%, 01/31/2032	370,157
	ZF North America Capital, Inc.
150,000	6.750%, 04/23/2030(c)	152,918
150,000	6.875%, 04/23/2032(c)	155,161

		18,975,230

Consumer, Non-cyclical: 2.0%
	Bausch Health Cos., Inc.
735,000	4.875%, 06/01/2028(c)	550,916
	Block Financial LLC
300,000	3.875%, 08/15/2030	275,348
	Centene Corp.
365,000	4.625%, 12/15/2029	345,509
160,000	3.375%, 02/15/2030	142,142
	DaVita, Inc.
410,000	3.750%, 02/15/2031(c)	350,513
	Deluxe Corp.
515,000	8.000%, 06/01/2029(c)	483,710
	Encompass Health Corp.
340,000	4.750%, 02/01/2030	318,378
500,000	4.625%, 04/01/2031	459,763
	HCA, Inc.
370,000	5.600%, 04/01/2034	368,621
	HLF Financing SARL LLC/Herbalife International, Inc.
280,000	4.875%, 06/01/2029(c)	194,211
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	135,330
	Pilgrim’s Pride Corp.
670,000	6.875%, 05/15/2034	713,652
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(c)	858,561
	Primo Water Holdings, Inc.
500,000	4.375%, 04/30/2029(c)	461,114
	RELX Capital, Inc.
130,000	4.750%, 05/20/2032	126,271
	Select Medical Corp.
1,000,000	6.250%, 08/15/2026(c)	1,005,694
	Service Corp. International
864,000	4.000%, 05/15/2031	770,577
	Teva Pharmaceutical Finance Netherlands II BV
115,000 (EUR)	7.375%, 09/15/2029	136,643
1,410,000 (EUR)	4.375%, 05/09/2030	1,465,100
181,000 (EUR)	7.875%, 09/15/2031	223,651
	Teva Pharmaceutical Finance Netherlands III BV
1,670,000	4.100%, 10/01/2046	1,167,850
	United Rentals North America, Inc.
160,000	6.125%, 03/15/2034(c)	159,623
	Valvoline, Inc.
740,000	3.625%, 06/15/2031(c)	638,470

		11,351,647

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	15

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Energy: 2.3%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 330,000	6.625%, 02/01/2032(c)	$333,171
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
549,000	9.750%, 07/15/2028(c)	520,478
	Canacol Energy Ltd.
200,000	5.750%, 11/24/2028	105,927
	Cheniere Energy Partners LP
60,000	5.950%, 06/30/2033	60,872
	CNX Resources Corp.
213,000	7.250%, 03/01/2032(c)	217,371
	Continental Resources, Inc.
785,000	5.750%, 01/15/2031(c)	773,447
	CrownRock LP/CrownRock Finance, Inc.
3,759,000	5.625%, 10/15/2025(c)	3,752,612
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
237,000	8.625%, 03/15/2029(c)	244,107
	DT Midstream, Inc.
408,000	4.125%, 06/15/2029(c)	377,969
	Ecopetrol SA
125,000	8.375%, 01/19/2036	122,792
	Endeavor Energy Resources LP/EER Finance, Inc.
924,000	5.750%, 01/30/2028(c)	933,239
	Energean Israel Finance Ltd.
280,000	5.375%, 03/30/2028	248,727
	EnQuest PLC
480,000	11.625%, 11/01/2027(c)	488,065
	Gulfport Energy Corp.
9,974	8.000%, 05/17/2026	10,095
	Hess Midstream Operations LP
1,030,000	4.250%, 02/15/2030(c)	945,949
440,000	5.500%, 10/15/2030(c)	425,244
	MPLX LP
350,000	5.000%, 03/01/2033	334,907
	Ovintiv, Inc.
70,000	6.500%, 08/15/2034	73,414
145,000	6.625%, 08/15/2037	151,462
30,000	6.500%, 02/01/2038	30,948
	Parkland Corp.
769,000	4.625%, 05/01/2030(c)	702,055
	Sunoco LP/Sunoco Finance Corp.
608,000	4.500%, 05/15/2029	569,072
502,000	4.500%, 04/30/2030	464,685
	Targa Resources Corp.
335,000	6.500%, 03/30/2034	355,347
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
250,000	4.875%, 02/01/2031	238,672
	Venture Global Calcasieu Pass LLC
145,000	4.125%, 08/15/2031(c)	130,215
120,000	3.875%, 11/01/2033(c)	102,336
	Viper Energy, Inc.
80,000	7.375%, 11/01/2031(c)	82,931

		12,796,109

Principal Amount^		Value

Financial: 3.1%
	Add Hero Holdings Ltd.
$ 31,943	Series IAI 8.500%, 09/30/2029(e) Cash 7.500% + PIK Rate 8.500%	$1,677
24,631	Series IAI 9.000%, 09/30/2030(e) Cash 8.000% + PIK Rate 9.000%	616
32,142	Series IAI 9.800%, 09/30/2031(e) Cash 8.800% + PIK Rate 9.800%	850
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	3.400%, 10/29/2033	126,119
	Agile Group Holdings Ltd.
200,000	5.500%, 04/21/2025(m)	14,300
400,000	6.050%, 10/13/2025(m)	25,320
	Aircastle Ltd.
175,000	6.500%, 07/18/2028(c)	178,435
65,000	5.950%, 02/15/2029(c)	65,040
	Alpha Holding SA de CV
600,000	0.000%, 02/10/2025(k)	0
565,639	9.000%, 02/10/2025(c)(m)	3,094
	Antares Holdings LP
430,000	3.750%, 07/15/2027(c)	393,749
	Ares Capital Corp.
1,554,000	2.875%, 06/15/2028	1,377,755
500,000	3.200%, 11/15/2031	413,267
	Bank of America Corp.
10,000	3.846%, 03/08/2037(g) 5 yr. CMT + 2.000%	8,784
	Barclays PLC
540,000	3.564%, 09/23/2035(g) 5 yr. CMT + 2.900%	464,514
	Barings BDC, Inc.
160,000	7.000%, 02/15/2029	160,723
	Blue Owl Finance LLC
245,000	6.250%, 04/18/2034(c)	246,295
	Central China Real Estate Ltd.
205,000	7.750%, 05/24/2024(m)	5,765
400,000	7.250%, 08/13/2024(m)	12,000
205,000	7.500%, 07/14/2025(m)	6,662
230,000	7.650%, 08/27/2025(m)	6,612
	CFLD Cayman Investment Ltd.
43,250	0.000%, 01/31/2031(c)(k)	1,081
426,400	2.500%, 01/31/2031(c)	14,016
351,200	2.500%, 01/31/2031(c)	13,254
	Charles Schwab Corp.
19,000	Series F 5.000%, 12/01/2027(d)(g) 3 mo. USD LIBOR + 2.575%	17,348
136,000	Series I 4.000%, 06/01/2026(d)(g) 5 yr. CMT + 3.168%	127,382
	China Aoyuan Group Ltd.
18,351	Series IAI 5.500%, 09/30/2031(e)	218
48,702	Series IAI 1.000%, 12/31/2099(d)(f)(k)	458

The accompanying notes are an integral part of these financial statements.

16	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	China Evergrande Group
$200,000	9.500%, 04/11/2022(m)	$3,724
200,000	8.750%, 06/28/2025(m)	3,000
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026(m)	22,500
	Credit Agricole SA
255,000	6.251%, 01/10/2035(c)(g) 1 day USD SOFR + 2.670%	257,168
	Deutsche Bank AG
255,000	3.729%, 01/14/2032(g) 1 day USD SOFR + 2.757%	215,380
	Easy Tactic Ltd.
460,267	6.500%, 07/11/2027(e) Cash 6.500% + PIK Rate 7.500%	15,295
	Enstar Group Ltd.
532,000	3.100%, 09/01/2031	439,875
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023(m)	3,188
	FS KKR Capital Corp.
650,000	3.125%, 10/12/2028	564,882
270,000	7.875%, 01/15/2029	278,995
	Global Atlantic Fin Co.
35,000	4.400%, 10/15/2029(c)	32,640
135,000	3.125%, 06/15/2031(c)	112,007
	GLP Capital LP/GLP Financing II, Inc.
195,000	3.250%, 01/15/2032	164,126
40,000	6.750%, 12/01/2033	42,086
	Golub Capital BDC, Inc.
270,000	2.500%, 08/24/2026	248,420
140,000	7.050%, 12/05/2028	143,086
160,000	6.000%, 07/15/2029	157,120
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
125,000	5.250%, 05/15/2027	117,456
	Intesa Sanpaolo SpA
200,000	7.200%, 11/28/2033(c)	214,742
	Iron Mountain Information Management Services, Inc.
882,000	5.000%, 07/15/2032(c)	807,139
	Iron Mountain, Inc.
638,000	4.500%, 02/15/2031(c)	576,459
	Jefferies Financial Group, Inc.
300,000	6.200%, 04/14/2034	304,152
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(m)	36,431
200,000	10.500%, 01/15/2025(m)	7,250
1,000,000	11.250%, 04/16/2025(m)	36,250
200,000	9.950%, 07/23/2025(m)	6,526
600,000	11.700%, 11/11/2025(m)	21,030
400,000	11.650%, 06/01/2026(m)	14,500
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026(m)	12,403
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025(m)	19,500
	Main Street Capital Corp.
240,000	6.950%, 03/01/2029	242,634
	Mexarrend SAPI de CV
300,000	10.250%, 07/24/2024(c)	39,300

Principal Amount^		Value

Financial (continued)
	National Health Investors, Inc.
$ 160,000	3.000%, 02/01/2031	$130,996
	Nationstar Mortgage Holdings, Inc.
446,000	5.750%, 11/15/2031(c)	419,571
449,000	7.125%, 02/01/2032(c)	452,122
	Navient Corp.
350,000	5.500%, 03/15/2029	320,507
145,000	9.375%, 07/25/2030	152,625
	Oaktree Specialty Lending Corp.
180,000	7.100%, 02/15/2029	182,292
	OneMain Finance Corp.
140,000	3.500%, 01/15/2027	131,321
20,000	3.875%, 09/15/2028	17,952
85,000	5.375%, 11/15/2029	79,784
20,000	4.000%, 09/15/2030	17,186
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(c)	146,000
	Owl Rock Capital Corp.
635,000	2.875%, 06/11/2028	562,191
	PennyMac Financial Services, Inc.
299,000	7.875%, 12/15/2029(c)	308,537
	Prospect Capital Corp.
322,000	3.437%, 10/15/2028	276,217
	Rithm Capital Corp.
382,000	8.000%, 04/01/2029(c)	371,167
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
185,000	2.875%, 10/15/2026(c)	172,911
505,000	3.625%, 03/01/2029(c)	458,604
25,000	3.875%, 03/01/2031(c)	21,845
545,000	4.000%, 10/15/2033(c)	459,792
	Sabra Health Care LP
100,000	3.200%, 12/01/2031	83,312
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(m)	16,221
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027(m)	10,350
400,000	3.450%, 01/11/2031(m)	19,232
	SiriusPoint Ltd.
120,000	7.000%, 04/05/2029	121,798
	Societe Generale SA
$200,000	6.066%, 01/19/2035(c)(g) 1 yr. CMT + 2.100%	198,501
535,000	3.653%, 07/08/2035(c)(g) 5 yr. CMT + 3.000%	451,407
	Standard Chartered PLC
260,000	3.265%, 02/18/2036(c)(g) 5 yr. CMT + 2.300%	219,350
	Starwood Property Trust, Inc.
547,000	3.625%, 07/15/2026(c)	515,048
790,000	4.375%, 01/15/2027(c)	748,798
100,000	7.250%, 04/01/2029(c)	101,061
	Sunac China Holdings Ltd.
127,609	6.000%, 09/30/2026(c)(e) Cash 5.000% + PIK Rate 6.000%	16,772
127,764	6.250%, 09/30/2027(c)(e) Cash 5.250% + PIK Rate 6.250%	14,950
255,840	6.500%, 09/30/2027(c)(e) Cash 5.500% + PIK Rate 6.500%	27,605

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	17

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
$ 384,225	6.750%, 09/30/2028(c)(e) Cash 5.750% + PIK Rate 6.750%	$39,640
384,690	7.000%, 09/30/2029(c)(e) Cash 6.000% + PIK Rate 7.000%	35,584
180,932	7.250%, 09/30/2030(c)(e) Cash 6.250% + PIK Rate 7.250%	15,595
	Tanger Properties LP
321,000	2.750%, 09/01/2031	262,155
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026(m)	9,172
200,000	5.750%, 01/14/2027(m)	4,834
	UBS Group AG
250,000	9.016%, 11/15/2033(c)(g) 1 day USD SOFR + 5.020%	302,192
225,000	5.699%, 02/08/2035(c)(g) 1 yr. CMT + 1.770%	225,363
	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
81,000	6.500%, 02/15/2029(c)	51,726
	Vornado Realty LP
70,000	3.500%, 01/15/2025	68,979
63,000	2.150%, 06/01/2026	58,114
	World Acceptance Corp.
410,000	7.000%, 11/01/2026(c)	391,195
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(m)	33,215
200,000	8.300%, 05/27/2025(m)	12,000
710,000	7.850%, 08/12/2026(m)	43,821
1,940,000	6.350%, 01/13/2027(m)	115,178
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026(m)	4,236

		17,743,622

Industrial: 2.1%
	AptarGroup, Inc.
110,000	3.600%, 03/15/2032	96,245
	Boeing Co.
205,000	5.150%, 05/01/2030	197,088
262,000	3.625%, 02/01/2031	229,788
50,000	6.388%, 05/01/2031(c)	50,986
50,000	6.528%, 05/01/2034(c)	51,314
183,000	5.705%, 05/01/2040	169,358
480,000	5.805%, 05/01/2050	434,901
135,000	6.858%, 05/01/2054(c)	139,293
10,000	5.930%, 05/01/2060	8,975
80,000	7.008%, 05/01/2064(c)	82,376
	BWX Technologies, Inc.
1,121,000	4.125%, 04/15/2029(c)	1,037,802
	Cemex SAB de CV
355,000	5.125%, 06/08/2026(c)(d)(g) 5 yr. CMT + 4.534%	341,653
380,000	5.200%, 09/17/2030(c)	367,344
310,000	3.875%, 07/11/2031(c)	273,565
	Danaos Corp.
390,000	8.500%, 03/01/2028(c)	401,011
	Embraer Netherlands Finance BV
260,000	7.000%, 07/28/2030(c)	271,406
	Great Lakes Dredge & Dock Corp.

Principal Amount^		Value

Industrial (continued)
$ 85,000	5.250%, 06/01/2029(c)	$76,033
	Howmet Aerospace, Inc.
350,000	3.000%, 01/15/2029	318,077
	IDEX Corp.
220,000	3.000%, 05/01/2030	194,294
72,000	2.625%, 06/15/2031	60,805
	Louisiana-Pacific Corp.
460,000	3.625%, 03/15/2029(c)	417,828
	Martin Marietta Materials, Inc.
420,000	2.400%, 07/15/2031	348,287
	nVent Finance SARL
300,000	5.650%, 05/15/2033	299,633
	Park-Ohio Industries, Inc.
150,000	6.625%, 04/15/2027	144,526
	Pentair Finance SARL
260,000	5.900%, 07/15/2032	266,354
	Spirit AeroSystems, Inc.
899,000	9.750%, 11/15/2030(c)	993,088
	TD SYNNEX Corp.
135,000	6.100%, 04/12/2034	135,741
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	343,076
	TopBuild Corp.
866,000	4.125%, 02/15/2032(c)	763,521
	TransDigm, Inc.
560,000	4.625%, 01/15/2029	521,638
905,000	4.875%, 05/01/2029	848,669
	Tutor Perini Corp.
615,000	11.875%, 04/30/2029(c)	662,284
	Vontier Corp.
470,000	2.950%, 04/01/2031	392,541
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032	592,171
	Westinghouse Air Brake Technologies Corp.
450,000	5.611%, 03/11/2034	453,891

		11,985,562

Technology: 1.8%
	Alteryx, Inc.
2,798,000	8.750%, 03/15/2028(c)	2,866,433
	Amdocs Ltd.
184,000	2.538%, 06/15/2030	157,207
	Booz Allen Hamilton, Inc.
200,000	5.950%, 08/04/2033	206,609
	Broadcom, Inc.
755,000	3.469%, 04/15/2034(c)	645,371
395,000	3.137%, 11/15/2035(c)	317,270
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031	295,868
	CDW LLC/CDW Finance Corp.
600,000	3.569%, 12/01/2031	524,712
	CGI, Inc.
320,000	2.300%, 09/14/2031	255,456
	Fair Isaac Corp.
1,454,000	4.000%, 06/15/2028(c)	1,361,402
	KBR, Inc.
385,000	4.750%, 09/30/2028(c)	359,746
	Kyndryl Holdings, Inc.
60,000	3.150%, 10/15/2031	50,350

The accompanying notes are an integral part of these financial statements.

18	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Technology (continued)
	Micron Technology, Inc.
$ 60,000	5.875%, 02/09/2033	$61,415
245,000	5.875%, 09/15/2033	251,252
	Pitney Bowes, Inc.
60,000	6.875%, 03/15/2027(c)	56,737
154,000	7.250%, 03/15/2029(c)	138,727
	PTC, Inc.
350,000	4.000%, 02/15/2028(c)	330,002
	Roper Technologies, Inc.
600,000	1.750%, 02/15/2031	484,011
	SS&C Technologies, Inc.
128,000	6.500%, 06/01/2032(c)	129,343
	Western Digital Corp.
135,000	2.850%, 02/01/2029	117,243
1,680,000	3.100%, 02/01/2032	1,367,048
	Xerox Holdings Corp.
406,000	5.500%, 08/15/2028(c)	350,683

		10,326,885

Utilities: 0.3%
	Pacific Gas & Electric Co.
115,000	6.400%, 06/15/2033	119,140
	Vistra Operations Co. LLC
1,120,000	4.375%, 05/01/2029(c)	1,043,757
215,000	7.750%, 10/15/2031(c)	224,003
115,000	6.875%, 04/15/2032(c)	116,831

		1,503,731

TOTAL CORPORATE BONDS (Cost $113,639,965)		100,634,047

GOVERNMENT SECURITIES & AGENCY ISSUE: 3.1%
	Brazil Notas do Tesouro Nacional
2,655,000 (BRL)	10.000%, 01/01/2029	444,584
	Chile Government International Bonds
270,000	3.500%, 01/31/2034	235,209
205,000	3.500%, 01/25/2050	148,519
	Colombia Government International Bonds
445,000	8.000%, 11/14/2035	458,840
	Dominican Republic International Bonds
150,000	Series 144A 6.600%, 06/01/2036(c)(i)	149,657
	Indonesia Treasury Bonds
6,685,000,000 (IDR)	6.875%, 04/15/2029	407,454
	Mexico Bonos
6,676,600 (MXN)	7.500%, 05/26/2033	315,313
	New Zealand Government Bonds
735,000 (NZD)	3.500%, 04/14/2033	411,371
	Norway Government Bonds
4,305,000 (NOK)	1.750%, 03/13/2025	396,467
	Paraguay Government International Bonds
200,000	6.000%, 02/09/2036(c)	201,515
	Philippines Government International Bonds
200,000	2.950%, 05/05/2045	138,686

Principal Amount^		Value
$ 200,000	2.650%, 12/10/2045	$131,322
	Qatar Government International Bonds
200,000	5.103%, 04/23/2048	195,028
	Republic of Poland Government International Bonds
400,000	5.500%, 03/18/2054	389,256
	Republic of South Africa Government Bonds
8,310,000 (ZAR)	8.875%, 02/28/2035	385,931
	Republic of South Africa Government International Bonds
200,000	5.875%, 04/20/2032	185,825
	Republic of Uzbekistan International Bonds
150,000 (EUR)	Series 144A 5.375%, 05/29/2027(c)	160,418
200,000	Series 144A 6.900%, 02/28/2032(c)	195,102
	Romania Government International Bonds
388,000	6.375%, 01/30/2034(c)	390,367
	Serbia International Bonds
200,000	Series 144A 6.000%, 06/12/2034(c)	197,104
	Turkiye Government International Bonds
225,000 (EUR)	5.875%, 05/21/2030	241,647
	U.K. Gilts
455,000 (GBP)	0.250%, 01/31/2025	561,527
	U.S. Treasury Bonds
2,500,000	1.125%, 05/15/2040	1,546,631
2,700,000	1.750%, 08/15/2041	1,794,393
	U.S. Treasury Notes
2,475,000	4.500%, 11/30/2024(b)	2,466,760
2,025,000	3.750%, 04/15/2026	1,989,088
950,000	0.625%, 05/15/2030	768,888
1,050,000	0.625%, 08/15/2030	842,625
1,600,000	0.875%, 11/15/2030	1,296,000
	UAE International Government Bonds
375,000	Series 144A 4.857%, 07/02/2034(c)(i)	374,160
	Uruguay Government International Bonds
8,155,000 (UYU)	8.250%, 05/21/2031	193,871

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $17,773,145)		17,613,558

LIMITED PARTNERSHIPS: 0.1%
35,594	GACP II LP(a)*	102,335
1,300,000	U.S. Farming Realty Trust(a)*	323,061

TOTAL LIMITED PARTNERSHIPS (Cost $0)		425,396

MORTGAGE-BACKED SECURITIES: 15.9%
	Adjustable Rate Mortgage Trust
$226,018	Series 2006-1-2A1 5.496%, 03/25/2036(g)	114,334
	Alternative Loan Trust
59,439	Series 2003-22CB-1A1 5.750%, 12/25/2033	58,141

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	19

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 224,602	Series 2004-13CB-A4 0.000%, 07/25/2034(o)	$161,197
33,719	Series 2004-16CB-1A1 5.500%, 07/25/2034	32,592
30,058	Series 2004-16CB-3A1 5.500%, 08/25/2034	29,148
32,207	Series 2004-J10-2CB1 6.000%, 09/25/2034	30,989
24	Series 2005-J1-2A1 5.500%, 02/25/2025	22
2,005,144	Series 2006-13T1-A13 6.000%, 05/25/2036	978,049
295,264	Series 2006-31CB-A7 6.000%, 11/25/2036	167,101
385,648	Series 2006-J1-2A1 7.000%, 02/25/2036	45,200
168,251	Series 2007-16CB-2A1 5.910%, 08/25/2037(h) 1 mo. USD Term SOFR + 0.564%	58,013
48,721	Series 2007-16CB-2A2 9.086%, 08/25/2037(h) -8.333*1 mo. USD Term SOFR + 53.629%	60,591
358,964	Series 2007-16CB-4A2 6.842%, 08/25/2037(h) -6*1 mo. USD Term SOFR + 38.913%	414,810
320,325	Series 2007-19-1A34 6.000%, 08/25/2037	153,426
888,472	Series 2007-20-A12 6.250%, 08/25/2047	457,038
	Alternative Loan Trust Resecuritization
408,894	Series 2008-2R-2A1 5.010%, 08/25/2037(g)	188,490
2,685,250	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	1,239,048
	American Home Mortgage Investment Trust
165,818	Series 2006-1-11A1 5.740%, 03/25/2046(h) 1 mo. USD Term SOFR + 0.394%	140,041
	Banc of America Alternative Loan Trust
25,437	Series 2003-8-1CB1 5.500%, 10/25/2033	24,459
	Banc of America Funding Trust
17,253	Series 2005-7-3A1 5.750%, 11/25/2035	16,693
171,608	Series 2006-B-7A1 4.314%, 03/20/2036(g)	141,074
14,976	Series 2007-4-5A1 5.500%, 11/25/2034	12,517
	Banc of America Mortgage Trust
6,139	Series 2005-A-2A1 4.982%, 02/25/2035(g)	5,487
	BBCMS Mortgage Trust
2,125,000	Series 2024-5C27-XD 2.968%, 07/15/2057(c)(g)(i)(p)	246,490
	BBCMS Trust
750,000	Series 2018-CBM-E 9.176%, 07/15/2037(c)(h) 1 mo. USD Term SOFR + 3.847%	678,179

Principal Amount^		Value
	BCAP LLC Trust
$ 117,490	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(g)	$57,076
1,698,046	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	1,017,477
	Bear Stearns Adjustable Rate Mortgage Trust
1,430,135	Series 2005-12-25A1 4.239%, 02/25/2036(g)	1,142,487
	Bear Stearns Asset-Backed Securities I Trust
281,614	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)(g)	131,398
	Benchmark Mortgage Trust
540,000	Series 2019-B9-C 4.971%, 03/15/2052(g)	443,754
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	505,481
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(c)	838,305
	BF Mortgage Trust
666,000	Series 2019-NYT-F 8.626%, 12/15/2035(c)(h) 1 mo. USD Term SOFR + 3.297%	421,659
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(c)(g)	416,771
	BPR Trust
465,000	Series 2021-NRD-F 12.199%, 12/15/2038(c)(h) 1 mo. USD Term SOFR + 6.870%	443,799
	BX Commercial Mortgage Trust
272,455	Series 2020-VKNG-A 6.374%, 10/15/2037(c)(h) 1 mo. USD Term SOFR + 1.044%	271,046
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 8.294%, 10/15/2035(c)(h) 1 mo. USD Term SOFR + 2.964%	299,245
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.055%, 12/10/2054(c)(g)(p)	343,899
7,346,000	Series 2016-C7-XF 1.055%, 12/10/2054(c)(g)(p)	155,804
	CG-CCRE Commercial Mortgage Trust
97,664	Series 2014-FL2-COL1 8.943%, 11/15/2031(c)(h) 1 mo. USD Term SOFR + 3.614%	80,358
190,677	Series 2014-FL2-COL2 9.943%, 11/15/2031(c)(h) 1 mo. USD Term SOFR + 4.614%	143,883
	Chase Mortgage Finance Trust
1,264,076	Series 2007-S3-1A15 6.000%, 05/25/2037	546,519
	CIM Trust
233,465	Series 2021-NR2-A1 5.568%, 07/25/2059(c)(f)(g)	231,493

The accompanying notes are an integral part of these financial statements.

20	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Citicorp Mortgage Securities Trust
$ 1,525,942	Series 2006-7-1A1 6.000%, 12/25/2036	$1,251,301
	Citigroup Commercial Mortgage Trust
870,000	Series 2014-GC21-D 4.968%, 05/10/2047(c)(g)	686,103
	Citigroup Mortgage Loan Trust, Inc.
1,615,454	Series 2005-5-3A2A 5.156%, 10/25/2035(g)	1,399,217
1,589,792	Series 2011-12-1A2 4.133%, 04/25/2036(c)(g)	873,958
	CitiMortgage Alternative Loan Trust
132,130	Series 2006-A5-1A13 5.910%, 10/25/2036(h) 1 mo. USD Term SOFR + 0.564%	96,620
129,947	Series 2006-A5-1A2 1.090%, 10/25/2036(h)(p) -1*1 mo. USD Term SOFR + 6.436%	11,695
1,151,956	Series 2007-A6-1A5 6.000%, 06/25/2037	952,768
	Cold Storage Trust
294,897	Series 2020-ICE5-C 7.092%, 11/15/2037(c)(h) 1 mo. USD Term SOFR + 1.764%	293,986
	COMM Mortgage Trust
442,654	Series 2012-CR3-B 3.922%, 10/15/2045(c)	418,459
40,000	Series 2012-LC4-C 5.468%, 12/10/2044(g)	34,371
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	250,897
2,601,793	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	176,044
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(g)(k)	1
1,989,000	Series 2018-HCLV-D 7.802%, 09/15/2033(c)(h) 1 mo. USD Term SOFR + 2.473%	1,381,792
	Countrywide Home Loan Mortgage Pass-Through Trust
3,448	Series 2004-HYB4-2A1 5.381%, 09/20/2034(g)	2,935
373,753	Series 2005-23-A1 5.500%, 11/25/2035	193,128
1,900,080	Series 2006-9-A1 6.000%, 05/25/2036	854,124
115,015	Series 2007-10-A5 6.000%, 07/25/2037	51,184
463,287	Series 2007-13-A5 6.000%, 08/25/2037	231,951
	Credit Suisse First Boston Mortgage Securities Corp.
901,109	Series 2005-11-7A1 6.000%, 12/25/2035	464,475
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
26,285	Series 2003-27-4A4 5.750%, 11/25/2033	25,563
2,258,795	Series 2005-10-10A3 6.000%, 11/25/2035	544,375

Principal Amount^		Value
	Credit Suisse Mortgage-Backed Trust
$ 604,545	Series 2006-6-1A10 6.000%, 07/25/2036	$281,372
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	76,540
25,832	Series 2007-2-2A5 5.000%, 03/25/2037	19,058
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	485,176
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	858,928
253,405	Series 2020-RPL3-A1 4.080%, 03/25/2060(c)(g)	253,077
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(g)	707,785
	CSAIL Commercial Mortgage Trust
1,130,000	Series 2016-C6-C 5.082%, 01/15/2049(g)	1,009,373
1,400,000	Series 2020-C19-D 2.500%, 03/15/2053(c)	862,742
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.648%, 10/10/2034(c)(g)	271,707
	Deutsche Mortgage & Asset Receiving Corp.
1,583,942	Series 2014-RS1-1A2 6.500%, 07/27/2037(c)(g)	1,233,209
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
63,596	Series 2006-PR1-3A1 4.503%, 04/15/2036(c)(h) -1.4*1 mo. USD Term SOFR + 11.964%	56,834
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(g)	320,357
500,000	Series 2021-NYC-G 3.704%, 05/10/2041(c)(g)	244,055
	DSLA Mortgage Loan Trust
86,736	Series 2005-AR5-2A1A 6.113%, 09/19/2045(h) 1 mo. USD Term SOFR + 0.774%	46,508
	Eleven Madison Trust Mortgage Trust
100,000	Series 2015-11MD-A 3.673%, 09/10/2035(c)(g)	95,537
	Federal Home Loan Mortgage Corp. REMICS
247,524	Series 3118-SD 1.253%, 02/15/2036(h)(p) -1*30 day USD SOFR Average + 6.586%	16,265
98,803	Series 3301-MS 0.653%, 04/15/2037(h)(p) -1*30 day USD SOFR Average + 5.986%	6,712
127,262	Series 3303-SE 0.633%, 04/15/2037(h)(p) -1*30 day USD SOFR Average + 5.966%	8,846

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	21

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 82,720	Series 3303-SG 0.653%, 04/15/2037(h)(p) -1*30 day USD SOFR Average + 5.986%	$6,111
19,300	Series 3382-SB 0.553%, 11/15/2037(h)(p) -1*30 day USD SOFR Average + 5.886%	1,061
118,195	Series 3382-SW 0.853%, 11/15/2037(h)(p) -1*30 day USD SOFR Average + 6.186%	8,752
28,920	Series 3384-S 0.943%, 11/15/2037(h)(p) -1*30 day USD SOFR Average + 6.276%	1,496
78,139	Series 3384-SG 0.863%, 08/15/2036(h)(p) -1*30 day USD SOFR Average + 6.196%	5,705
930,980	Series 3404-SA 0.553%, 01/15/2038(h)(p) -1*30 day USD SOFR Average + 5.886%	73,928
11,182	Series 3417-SX 0.733%, 02/15/2038(h)(p) -1*30 day USD SOFR Average + 6.066%	706
21,256	Series 3423-GS 0.203%, 03/15/2038(h)(p) -1*30 day USD SOFR Average + 5.536%	1,074
136,023	Series 3423-TG 0.350%, 03/15/2038(h)(p) -1*30 day USD SOFR Average + 5.886%	385
1,176,740	Series 3435-S 0.533%, 04/15/2038(h)(p) -1*30 day USD SOFR Average + 5.866%	89,743
36,844	Series 3445-ES 0.553%, 05/15/2038(h)(p) -1*30 day USD SOFR Average + 5.886%	1,798
175,514	Series 3523-SM 0.553%, 04/15/2039(h)(p) -1*30 day USD SOFR Average + 5.886%	11,169
76,898	Series 3560-KS 0.953%, 11/15/2036(h)(p) -1*30 day USD SOFR Average + 6.286%	3,159
37,969	Series 3598-SA 0.903%, 11/15/2039(h)(p) -1*30 day USD SOFR Average + 6.236%	2,293
56,014	Series 3641-TB 4.500%, 03/15/2040	54,902

Principal Amount^		Value
$ 142,408	Series 3728-SV 0.000%, 09/15/2040(h)(p) -1*30 day USD SOFR Average + 4.336%	$3,447
96,237	Series 3758-S 0.583%, 11/15/2040(h)(p) -1*30 day USD SOFR Average + 5.916%	6,996
82,182	Series 3770-SP 1.053%, 11/15/2040(h)(p) -1*30 day USD SOFR Average + 6.386%	1,104
135,558	Series 3815-ST 0.403%, 02/15/2041(h)(p) -1*30 day USD SOFR Average + 5.736%	8,753
75,593	Series 3872-SL 0.503%, 06/15/2041(h)(p) -1*30 day USD SOFR Average + 5.836%	4,675
64,363	Series 3900-SB 0.523%, 07/15/2041(h)(p) -1*30 day USD SOFR Average + 5.856%	4,315
14,996	Series 3946-SM 0.000%, 10/15/2041(h) -3*30 day USD SOFR Average + 14.357%	11,289
213,682	Series 3972-AZ 3.500%, 12/15/2041	195,710
1,077,584	Series 3984-DS 0.503%, 01/15/2042(h)(p) -1*30 day USD SOFR Average + 5.836%	81,957
2,006,903	Series 4080-DS 1.253%, 03/15/2041(h)(p) -1*30 day USD SOFR Average + 6.586%	97,978
1,358,240	Series 4239-OU 0.000%, 07/15/2043(o)	762,394
1,288,148	Series 4291-MS 0.453%, 01/15/2054(h)(p) -1*30 day USD SOFR Average + 5.786%	96,803
254,878	Series 4314-MS 0.653%, 07/15/2043(h)(p) -1*30 day USD SOFR Average + 5.986%	5,953
6,355,573	Series 5057-TI 3.000%, 11/25/2050(p)	968,024
5,186,437	Series 5070-MI 3.500%, 02/25/2051(p)	886,338
	Federal National Mortgage Association
21,837,142	Series 2019-M25-X 0.208%, 11/25/2029(g)(p)	109,164
24,101,689	Series 2019-M5-X 0.610%, 02/25/2029(g)(p)	317,147
24,321,915	Series 2021-M23-X1 0.662%, 11/01/2031(g)(p)	447,258
	Federal National Mortgage Association REMICS
115,196	Series 2003-84-PZ 5.000%, 09/25/2033	115,033

The accompanying notes are an integral part of these financial statements.

22	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 72,287	Series 2005-42-SA 1.350%, 05/25/2035(h)(p) -1*30 day USD SOFR Average + 6.686%	$818
856,914	Series 2006-92-LI 1.130%, 10/25/2036(h)(p) -1*30 day USD SOFR Average + 6.466%	81,766
252,053	Series 2007-39-AI 0.670%, 05/25/2037(h)(p) -1*30 day USD SOFR Average + 6.006%	18,327
71,204	Series 2007-57-SX 1.170%, 10/25/2036(h)(p) -1*30 day USD SOFR Average + 6.506%	6,083
14,079	Series 2007-68-SA 1.200%, 07/25/2037(h)(p) -1*30 day USD SOFR Average + 6.536%	982
16,913	Series 2008-1-CI 0.850%, 02/25/2038(h)(p) -1*30 day USD SOFR Average + 6.186%	1,348
717,727	Series 2008-33-SA 0.550%, 04/25/2038(h)(p) -1*30 day USD SOFR Average + 5.886%	55,381
10,228	Series 2008-56-SB 0.610%, 07/25/2038(h)(p) -1*30 day USD SOFR Average + 5.946%	371
1,262,799	Series 2009-110-SD 0.800%, 01/25/2040(h)(p) -1*30 day USD SOFR Average + 6.136%	77,441
13,898	Series 2009-111-SE 0.800%, 01/25/2040(h)(p) -1*30 day USD SOFR Average + 6.136%	1,271
118,336	Series 2009-86-CI 0.350%, 09/25/2036(h)(p) -1*30 day USD SOFR Average + 5.686%	5,134
61,630	Series 2009-87-SA 0.550%, 11/25/2049(h)(p) -1*30 day USD SOFR Average + 5.886%	5,224
23,750	Series 2009-90-IB 0.270%, 04/25/2037(h)(p) -1*30 day USD SOFR Average + 5.606%	1,146
19,367	Series 2010-11-SC 0.000%, 02/25/2040(h)(p) -1*30 day USD SOFR Average + 4.686%	924
18,680	Series 2010-115-SD 1.150%, 11/25/2039(h)(p) -1*30 day USD SOFR Average + 6.486%	1,479

Principal Amount^		Value
$ 1,509,845	Series 2010-123-SK 0.600%, 11/25/2040(h)(p) -1*30 day USD SOFR Average + 5.936%	$148,943
100,403	Series 2010-15-SL 0.000%, 03/25/2040(h)(p) -1*30 day USD SOFR Average + 4.836%	3,421
26,308	Series 2010-9-GS 0.000%, 02/25/2040(h)(p) -1*30 day USD SOFR Average + 4.636%	776
6,420	Series 2011-110-LS 0.000%, 11/25/2041(h) -2*30 day USD SOFR Average + 9.871%	4,702
59,637	Series 2011-111-VZ 4.000%, 11/25/2041	55,880
248,944	Series 2011-141-PZ 4.000%, 01/25/2042	233,482
955,145	Series 2011-93-ES 1.050%, 09/25/2041(h)(p) -1*30 day USD SOFR Average + 6.386%	78,838
609,527	Series 2012-106-SA 0.710%, 10/25/2042(h)(p) -1*30 day USD SOFR Average + 6.046%	51,871
1,258,359	Series 2014-50-WS 0.750%, 08/25/2044(h)(p) -1*30 day USD SOFR Average + 6.086%	70,727
5,757,280	Series 2019-31-S 0.600%, 07/25/2049(h)(p) -1*30 day USD SOFR Average + 5.936%	611,386
17,257,714	Series 2019-M12-X 0.675%, 06/25/2029(g)(p)	262,509
7,847,397	Series 2019-M24-2XA 1.270%, 03/25/2031(g)(p)	411,346
19,790,698	Series 2019-M7-X 0.443%, 04/25/2029(g)(p)	259,529
26,840,089	Series 2020-M10-X4 0.987%, 07/25/2032(g)(p)	1,115,632
16,033,639	Series 2020-M10-X9 0.860%, 12/25/2027(g)(p)	209,548
6,961,361	Series 2020-M13-X2 1.333%, 09/25/2030(g)(p)	283,657
7,904,861	Series 2020-M6-X 1.414%, 10/25/2024(g)(p)	792
67,855,000	Series 2022-M4-X2 0.266%, 05/25/2030(g)(p)	613,630
	Federal National Mortgage Association-Aces
126,418,652	Series 2021-M17-X 0.157%, 07/25/2031(g)(p)	533,879
	First Horizon Alternative Mortgage Securities Trust
590,412	Series 2006-FA6-1A4 6.250%, 11/25/2036	261,597
210,099	Series 2007-FA4-1A7 6.000%, 08/25/2037	79,823

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	23

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	First Horizon Mortgage Pass-Through Trust
$ 101,864	Series 2006-1-1A10 6.000%, 05/25/2036	$37,201
	GCAT Trust
33,044	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(g)	31,288
	Government National Mortgage Association
298,768	Series 2007-21-S 0.757%, 04/16/2037(h)(p) -1*1 mo. USD Term SOFR + 6.086%	10,614
100,097	Series 2008-69-SB 2.177%, 08/20/2038(h)(p) -1*1 mo. USD Term SOFR + 7.516%	5,638
113,886	Series 2009-104-SD 0.907%, 11/16/2039(h)(p) -1*1 mo. USD Term SOFR + 6.236%	9,111
10,019	Series 2010-98-IA 5.407%, 03/20/2039(g)(p)	361
182,615	Series 2011-45-GZ 4.500%, 03/20/2041	178,275
58,227	Series 2011-69-OC 0.000%, 05/20/2041(o)	44,797
1,181,800	Series 2011-69-SC 0.000%, 05/20/2041(h)(p) -1*1 mo. USD Term SOFR + 5.266%	69,335
202,562	Series 2011-89-SA 0.000%, 06/20/2041(h)(p) -1*1 mo. USD Term SOFR + 5.336%	13,362
631,982	Series 2013-102-BS 0.697%, 03/20/2043(h)(p) -1*1 mo. USD Term SOFR + 6.036%	35,986
1,451,649	Series 2014-145-CS 0.157%, 05/16/2044(h)(p) -1*1 mo. USD Term SOFR + 5.486%	92,983
951,797	Series 2014-156-PS 0.797%, 10/20/2044(h)(p) -1*1 mo. USD Term SOFR + 6.136%	91,621
2,295,673	Series 2014-4-SA 0.657%, 01/16/2044(h)(p) -1*1 mo. USD Term SOFR + 5.986%	201,048
4,031,780	Series 2014-41-SA 0.647%, 03/20/2044(h)(p) -1*1 mo. USD Term SOFR + 5.986%	391,423
1,628,431	Series 2014-5-SA 0.097%, 01/20/2044(h)(p) -1*1 mo. USD Term SOFR + 5.436%	105,264
1,972,392	Series 2014-58-SG 0.157%, 04/16/2044(h)(p) -1*1 mo. USD Term SOFR + 5.486%	115,250
1,619,510	Series 2014-76-SA 0.147%, 01/20/2040(h)(p) -1*1 mo. USD Term SOFR + 5.486%	106,352
2,205,687	Series 2014-95-CS 0.807%, 06/16/2044(h)(p) -1*1 mo. USD Term SOFR + 6.136%	160,005
5,426,652	Series 2016-162-IO 0.794%, 09/16/2058(g)(p)	193,753

Principal Amount^		Value
$ 1,705,425	Series 2018-105-SH 0.797%, 08/20/2048(h)(p) -1*1 mo. USD Term SOFR + 6.136%	$144,256
17,091,213	Series 2018-111-SA 0.000%, 08/20/2048(h)(p) -1*1 mo. USD Term SOFR + 4.436%	659,639
6,846,302	Series 2018-134-CS 0.747%, 10/20/2048(h)(p) -1*1 mo. USD Term SOFR + 6.086%	577,032
5,577,427	Series 2019-22-SA 0.147%, 02/20/2045(h)(p) -1*1 mo. USD Term SOFR + 5.486%	417,237
5,574,783	Series 2019-H10-BI 0.431%, 06/20/2069(g)(p)	291,726
5,878,648	Series 2020-112-BS 0.797%, 08/20/2050(h)(p) -1*1 mo. USD Term SOFR + 6.136%	594,639
9,951,864	Series 2020-115-SC 0.000%, 08/20/2050(h)(p) -1*1 mo. USD Term SOFR + 4.086%	333,128
5,201,059	Series 2020-142-SD 0.847%, 09/20/2050(h)(p) -1*1 mo. USD Term SOFR + 6.186%	604,273
6,043,634	Series 2020-146-SH 0.847%, 10/20/2050(h)(p) -1*1 mo. USD Term SOFR + 6.186%	769,037
9,484,199	Series 2020-168-IA 0.979%, 12/16/2062(g)(p)	678,192
9,421,083	Series 2020-173-MI 2.500%, 11/20/2050(p)	1,311,767
4,721,056	Series 2020-188-LS 0.847%, 11/20/2050(h)(p) -1*1 mo. USD Term SOFR + 6.186%	553,117
4,424,509	Series 2020-47-SL 0.000%, 07/20/2044(h)(p) -1*1 mo. USD Term SOFR + 5.256%	253,904
9,907,059	Series 2020-H11-HI 0.794%, 06/20/2070(g)(p)	639,039
9,862,860	Series 2020-H18-AI 0.331%, 09/20/2070(g)(p)	623,077
6,875,273	Series 2020-H19-BI 0.356%, 11/20/2070(g)(p)	488,888
5,051,244	Series 2021-1-QS 0.847%, 01/20/2051(h)(p) -1*1 mo. USD Term SOFR + 6.186%	644,011
7,442,642	Series 2021-107-SA 0.000%, 06/20/2051(h)(p) -1*1 mo. USD Term SOFR + 3.636%	238,767
6,260,757	Series 2021-15-PI 3.000%, 01/20/2051(p)	951,817
16,210,164	Series 2021-213-SN 0.000%, 12/20/2051(h)(p) -1*30 day USD SOFR Average + 3.200%	289,938
9,188,910	Series 2021-52-IO 0.720%, 04/16/2063(g)(p)	494,550
4,232,185	Series 2021-59-S 0.000%, 04/20/2051(h)(p) -1*30 day USD SOFR Average + 2.600%	54,009
8,706,794	Series 2021-77-IH 2.500%, 05/20/2051(p)	876,795

The accompanying notes are an integral part of these financial statements.

24	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 10,685,742	Series 2021-89-SA 0.000%, 05/20/2051(h)(p) -1*1 mo. USD Term SOFR + 3.636%	$251,232
19,413,272	Series 2021-97-SA 0.000%, 06/20/2051(h)(p) -1*30 day USD SOFR Average + 2.600%	173,263
7,415,703	Series 2021-97-SB 0.000%, 06/20/2051(h)(p) -1*1 mo. USD Term SOFR + 3.636%	151,488
40,046,259	Series 2021-H08-QI 0.106%, 05/20/2071(g)(p)	1,150,137
14,294,819	Series 2021-H19-AI 0.900%, 11/20/2071(g)(p)	833,572
14,612,419	Series 2022-48-IO 0.706%, 01/16/2064(g)(p)	856,380
9,716,105	Series 2022-83-IO 2.500%, 11/20/2051(p)	1,375,601
6,145,484	Series 2023-79-JI 2.500%, 02/20/2051(p)	763,389
	GS Mortgage Securities Corp. Trust
129,514	Series 2012-BWTR-A 2.954%, 11/05/2034(c)	105,918
1,125,000	Series 2013-PEMB-C 3.668%, 03/05/2033(c)(g)	759,655
1,503,000	Series 2018-TWR-G 9.551%, 07/15/2031(c)(h) 1 mo. USD Term SOFR + 4.222%	31,563
600,000	Series 2021-ARDN-H 11.377%, 11/15/2026(c)(h) 1 mo. USD Term SOFR + 6.048%	591,854
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.296%, 08/10/2044(c)(g)	101,599
1,010,000	Series 2011-GC5-D 5.296%, 08/10/2044(c)(g)	494,989
1,344,000	Series 2014-GC26-D 4.651%, 11/10/2047(c)(g)	826,168
5,673,000	Series 2021-GSA3-XF 1.534%, 12/15/2054(c)(g)(p)	430,176
	GSCG Trust
710,000	Series 2019-600C-H 4.118%, 09/06/2034(c)(g)	3,546
	GSR Mortgage Loan Trust
28,606	Series 2005-4F-6A1 6.500%, 02/25/2035	26,380
498,341	Series 2005-9F-2A1 6.000%, 01/25/2036	224,447
56,501	Series 2005-AR6-4A5 5.546%, 09/25/2035(g)	49,310
	HarborView Mortgage Loan Trust
160,893	Series 2004-11-2A2A 6.093%, 01/19/2035(h) 1 mo. USD Term SOFR + 0.754%	126,581
	Hilton USA Trust
500,000	Series 2016-SFP-A 2.828%, 11/05/2035(c)	436,172
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.138%, 11/25/2056(c)(g)	1,433,136

Principal Amount^		Value
	IndyMac INDX Mortgage Loan Trust
$ 106,811	Series 2004-AR7-A5 6.680%, 09/25/2034(h) 1 mo. USD Term SOFR + 1.334%	$83,727
178,574	Series 2005-AR11-A3 3.804%, 08/25/2035(g)	127,100
850,885	Series 2007-AR5-2A1 3.474%, 05/25/2037(g)	655,139
	JP Morgan Chase Commercial Mortgage Securities Trust
173,508	Series 2012-LC9-C 3.686%, 12/15/2047(c)(g)	160,576
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(g)(p)	1,951
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	210,360
224,000	Series 2019-UES-D 4.601%, 05/05/2032(c)(g)	213,677
261,000	Series 2019-UES-E 4.601%, 05/05/2032(c)(g)	247,633
274,000	Series 2019-UES-F 4.601%, 05/05/2032(c)(g)	258,601
299,000	Series 2019-UES-G 4.601%, 05/05/2032(c)(g)	280,854
	JP Morgan Mortgage Trust
157,908	Series 2004-S1-2A1 6.000%, 09/25/2034	153,674
1,210,917	Series 2005-ALT1-3A1 4.782%, 10/25/2035(g)	917,790
4,945	Series 2007-A1-4A2 6.408%, 07/25/2035(a)(g)	4,617
537,732	Series 2007-S3-1A97 6.000%, 08/25/2037	248,483
	JPMBB Commercial Mortgage Securities Trust
4,749,500	Series 2015-C27-XFG 1.440%, 02/15/2048(c)(g)(p)	25,649
	Legacy Mortgage Asset Trust
3,585,893	Series 2020-GS3-A2 8.000%, 05/25/2060(c)(f)(g)	3,590,368
	Lehman Mortgage Trust
518,141	Series 2006-2-2A3 5.750%, 04/25/2036	498,256
759,957	Series 2007-1-1A2 5.750%, 02/25/2037	728,599
	Lehman XS Trust
149	Series 2006-12N-A2A1 4.809%, 08/25/2046(a)(h) 1 mo. USD Term SOFR + 0.414%	141
70,465	Series 2006-2N-1A1 5.980%, 02/25/2046(h) 1 mo. USD Term SOFR + 0.634%	53,994
	Master Alternative Loan Trust
14,268	Series 2003-9-4A1 5.250%, 11/25/2033	13,520
10,926	Series 2004-5-1A1 5.500%, 06/25/2034	10,440
13,277	Series 2004-5-2A1 6.000%, 06/25/2034	12,892
55,282	Series 2004-8-2A1 6.000%, 09/25/2034	53,065

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	25

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	Med Trust
$ 557,325	Series 2021-MDLN-D 7.444%, 11/15/2038(c)(h) 1 mo. USD Term SOFR + 2.114%	$557,621
	Merrill Lynch Mortgage Investors Trust
2,000	Series 2006-2-2A 6.196%, 05/25/2036(g)	1,820
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(g)	244,482
	Morgan Stanley Bank of America Merrill Lynch Trust
858,000	Series 2015-C21-C 4.258%, 03/15/2048(g)	737,680
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.213%, 08/15/2046(g)	378,297
	Morgan Stanley Capital I Trust
134,679	Series 2011-C2-D 5.385%, 06/15/2044(c)(g)	129,721
540,000	Series 2011-C2-E 5.385%, 06/15/2044(c)(g)	432,137
613,000	Series 2018-H4-D 3.000%, 12/15/2051(c)	476,178
1,508,000	Series 2019-PLND-F 8.244%, 05/15/2036(c)(h) 1 mo. USD Term SOFR + 2.914%	161,563
	Morgan Stanley Mortgage Loan Trust
878,645	Series 2005-9AR-2A 5.525%, 12/25/2035(g)	797,242
2,173,181	Series 2006-11-2A2 6.000%, 08/25/2036	887,455
239,589	Series 2006-7-3A 5.190%, 06/25/2036(g)	132,909
222,161	Series 2007-13-6A1 6.000%, 10/25/2037	115,237
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(c)(g)	1,811,173
	Preston Ridge Partners Mortgage LLC
257,696	Series 2021-9-A1 2.363%, 10/25/2026(c)(f)(g)	253,898
	Prime Mortgage Trust
664,487	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	601,707
	Residential Accredit Loans, Inc.
220,080	Series 2006-QS17-A5 6.000%, 12/25/2036	174,253
	Residential Accredit Loans, Inc. Trust
252,876	Series 2006-QS7-A3 6.000%, 06/25/2036	190,462
303,999	Series 2007-QS1-2A10 6.000%, 01/25/2037	227,674
269,670	Series 2007-QS8-A8 6.000%, 06/25/2037	205,328
	Residential Asset Securitization Trust
194,506	Series 2006-A8-1A1 6.000%, 08/25/2036	105,675

Principal Amount^		Value
$ 226,811	Series 2007-A1-A8 6.000%, 03/25/2037	$69,111
	Residential Funding Mtg Sec I Trust
268,442	Series 2006-S4-A5 6.000%, 04/25/2036	208,100
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 8.500%, 11/15/2027(a)(c)(h)	79,336
980,000	Series 2014-STAR-D 8.500%, 11/15/2027(a)(c)(h)	81,242
950,000	Series 2014-STAR-E 8.500%, 11/15/2027(a)(c)(h)	47,500
	Structured Adjustable Rate Mortgage Loan Trust
442,209	Series 2005-14-A1 5.770%, 07/25/2035(h) 1 mo. USD Term SOFR + 0.424%	260,909
210,358	Series 2005-15-1A1 4.735%, 07/25/2035(g)	108,747
440,003	Series 2008-1-A2 4.898%, 10/25/2037(g)	335,568
	Structured Asset Securities Corp.
4,776,996	Series 2007-4-1A3 0.790%, 03/28/2045(c)(h)(p) -1*1 mo. USD Term SOFR + 6.136%	237,574
	UBS-Barclays Commercial Mortgage Trust
1,000,000	Series 2013-C5-C 3.844%, 03/10/2046(c)(g)	842,775
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(c)(g)	1,403,362
	Washington Mutual Mortgage Pass-Through Certificates Trust
329,913	Series 2006-5-1A5 6.000%, 07/25/2036	248,431
368,158	Series 2006-8-A6 4.141%, 10/25/2036(f)(g)	124,933
	Wells Fargo Alternative Loan Trust
81,049	Series 2007-PA2-3A1 5.810%, 06/25/2037(h) 1 mo. USD Term SOFR + 0.464%	53,715
119,397	Series 2007-PA2-3A2 1.190%, 06/25/2037(h)(p) -1*1 mo. USD Term SOFR + 6.536%	6,819
	Wells Fargo Commercial Mortgage Trust
441,224	Series 2013-LC12-B 4.083%, 07/15/2046(g)	407,047
19,971,000	Series 2015-C28-XE 1.216%, 05/15/2048(c)(g)(p)	164,443
600,000	Series 2016-C34-C 5.229%, 06/15/2049(g)	545,427
135,000	Series 2016-C36-B 3.671%, 11/15/2059(g)	116,715
130,000	Series 2016-C36-C 4.254%, 11/15/2059(g)	109,681
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(g)(p)	231,142
	Wells Fargo Mortgage-Backed Securities Trust
41,937	Series 2006-AR19-A1 6.356%, 12/25/2036(g)	40,124

The accompanying notes are an integral part of these financial statements.

26	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	WFRBS Commercial Mortgage Trust
$ 214,000	Series 2011-C3-D 6.050%, 03/15/2044(c)(g)	$84,423
395,000	Series 2011-C4-E 5.144%, 06/15/2044(c)(g)	315,259
1,020,000	Series 2012-C10-C 4.477%, 12/15/2045(g)	812,148
250,000	Series 2014-C24-B 4.204%, 11/15/2047(g)	234,602

TOTAL MORTGAGE-BACKED SECURITIES (Cost $126,970,630)		89,850,706

SHORT-TERM INVESTMENTS: 23.7%

REPURCHASE AGREEMENTS: 6.0%
$33,969,751	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $33,254,900, U.S. Treasury Notes, 4.500%, due 03/31/2026; par value $1,055,400, U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/2026; total collateral value $34,662,018] (proceeds $33,974,280) (q)	33,969,751

TOTAL REPURCHASE AGREEMENTS (Cost $33,969,751)		33,969,751

TREASURY BILLS: 17.7%
	U.S. Treasury Bills
1,400,000	5.116%, 08/22/2024(b)(l)(r)	1,389,444
92,900,000	5.179%, 09/05/2024(b)(l)(q)(r)	92,013,076
2,090,000	5.050%, 10/03/2024(b)(i)(l)(r)	2,061,786
1,380,000	4.832%, 02/20/2025(b)(l)(r)	1,335,554
1,800,000	4.921%, 03/20/2025(b)(l)(r)	1,735,315
1,400,000	4.908%, 04/17/2025(l)(r)	1,344,703

TOTAL TREASURY BILLS (Cost $99,886,834)		99,879,878

TOTAL SHORT-TERM INVESTMENTS (Cost $133,856,585)		133,849,629

TOTAL PURCHASED OPTIONS (Cost $227,349): 0.0%		107,578

TOTAL INVESTMENTS (Cost: $619,048,138): 97.1%		549,497,691

Other Assets in Excess of Liabilities: 2.9%		16,402,963

NET ASSETS: 100.0%		$565,900,654

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Securities with an aggregate fair value of $27,894,883 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(c)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(d)	Perpetual Call.
(e)	Pay-in-kind security.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2024.
(h)	Floating Interest Rate at June 30, 2024.
(i)	When issued security.
(j)

This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.

(k)	Security is not accruing interest.
(l)	The rate shown represents yield-to-maturity.
(m)	Security is currently in default and/or non-income producing.
(n)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(o)	Principal Only security.
(p)	Interest Only security. Security with a notional or nominal principal amount.
(q)	All or a portion of this security is held by the iMGP Alternative Strategies Subsidiary.
(r)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

BRL	Brazilian real
CAD	Canadian dollar
EUR	Euro
GBP	British pound
IDR	Indonesian rupiah
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
ZAR	South African rand

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	27

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

UNFUNDED LOAN COMMITMENTS—At June 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Lealand Finance Co. BV, 0.500%, 06/30/2027	$953,779	$500,734	$(453,045)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at June 30, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED
Call
U.S. Treasury 5-Year Future Option	JPMorgan Chase Bank N.A.	$107.75	8/23/2024	150	$150,000	$44,531	$83,494	$(38,963)
U.S. Treasury 5-Year Future Option	JPMorgan Chase Bank N.A.	115.25	8/23/2024	150	150,000	1,172	2,657	(1,485)
Put
U.S. Treasury 5-Year Future Option	JPMorgan Chase Bank N.A.	99.00	8/23/2024	165	165,000	1,289	1,634	(345)
U.S. Treasury 5-Year Future Option	JPMorgan Chase Bank N.A.	105.75	8/23/2024	165	165,000	60,586	139,564	(78,978)

Total Purchased Options						$107,578	$227,349	$(119,771)

The accompanying notes are an integral part of these financial statements.

28	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: (2.5)%
(39,096)	Chevron Corp.	$(6,115,396)
(13,634)	ConocoPhillips	(1,559,457)
(223)	Sartorius AG (Preference Shares)*	(52,307)
(72,515)	Schlumberger NV	(3,421,258)
(2,792)	Synopsys, Inc.*	(1,661,407)
(32,247)	WillScot Mobile Mini Holdings Corp.*	(1,213,777)

TOTAL COMMON STOCKS (Proceeds $14,025,946)		$(14,023,602)

EXCHANGE-TRADED FUNDS: (0.0)%
(275)	SPDR S&P 500 ETF Trust	(149,661)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $145,659)		(149,661)

TOTAL SECURITIES SOLD SHORT (Proceeds $14,171,605)		$(14,173,263)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	29

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2024 (Unaudited)

At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2024	Fund Delivering	U.S. $ Value at June 30, 2024	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/31/2024	EUR	$193,053	USD	$193,585	$—	$(532)
	7/31/2024	USD	1,668,519	EUR	1,663,465	5,054	—
	9/5/2024	USD	326,718	EUR	322,308	4,410	—
Barclays Bank Plc	7/31/2024	EUR	461,180	USD	468,116	—	(6,936)
	7/31/2024	USD	462,953	EUR	461,180	1,773	—
JPMorgan Chase Bank N.A.	8/20/2024	EUR	940,965	USD	942,461	—	(1,496)
	8/20/2024	USD	601,707	EUR	598,164	3,543	—
	8/20/2024	USD	198,722	EUR	195,382	3,340	—
	8/20/2024	USD	44,002	EUR	43,834	168	—
Morgan Stanley & Co.	9/16/2024	CAD	13,980	USD	13,940	40	—
	9/16/2024	CAD	13,906	USD	13,893	13	—
	9/16/2024	CAD	493,034	USD	494,427	—	(1,393)
	9/16/2024	EUR	1,000,980	USD	1,000,884	96	—
	9/16/2024	EUR	4,407	USD	4,398	9	—
	9/16/2024	EUR	8,170	USD	8,177	—	(7)
	9/16/2024	EUR	20,101	USD	20,142	—	(41)
	9/16/2024	EUR	29,883	USD	29,982	—	(99)
	9/16/2024	USD	24,269	CAD	24,227	42	—
	9/16/2024	USD	25,182	CAD	25,179	3	—
	9/16/2024	USD	13,267	CAD	13,321	—	(54)
	9/16/2024	USD	522,031	CAD	522,165	—	(134)
	9/16/2024	USD	1,046,880	CAD	1,047,112	—	(232)
	9/16/2024	USD	1,476,118	EUR	1,460,837	15,281	—
	9/16/2024	USD	16,006	EUR	15,801	205	—
	9/16/2024	USD	7,321	EUR	7,310	11	—
	9/16/2024	USD	9,035	EUR	9,029	6	—
	9/16/2024	USD	1,065,469	GBP	1,049,412	16,057	—

			$10,687,858		$10,648,731	$50,051	$(10,924)

The accompanying notes are an integral part of these financial statements.

30	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at June 30, 2024 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
Euro FX Currency Futures	337	$45,430,681	$45,292,800	9/16/2024	$(137,881)
Gold 100 Oz Futures (b)	64	15,112,682	14,973,440	8/28/2024	(139,242)
MSCI EAFE Index Futures	292	34,125,980	34,210,720	9/20/2024	84,740
MSCI Emerging Market Index	106	5,726,773	5,767,460	9/20/2024	40,687
Nasdaq 100 E-mini Futures	11	4,380,031	4,383,995	9/20/2024	3,964
Russell 2000 E-mini Futures	21	2,127,114	2,168,250	9/20/2024	41,136
S&P Mid Cap 400 E-mini Futures	11	3,217,724	3,253,910	9/20/2024	36,186
U.S. Dollar Index Futures	120	12,506,133	12,665,400	9/16/2024	159,267
U.S. Treasury 10-Year Note Futures	9	981,201	989,859	9/19/2024	8,658
U.S. Treasury 2-Year Note Futures	849	172,822,343	173,381,719	9/30/2024	559,376
U.S. Treasury 5-Year Note Futures	60	6,349,426	6,394,688	9/30/2024	45,262
WTI Crude Futures (b)	150	11,982,995	12,096,000	8/20/2024	113,005

Total Long					$815,158

Futures Contracts – Short
Japanese Yen Currency Futures	(753)	$(60,809,952)	$(59,228,156)	9/16/2024	$1,581,796
S&P 500 E-Mini Index Futures	(97)	(26,798,000)	(26,779,275)	9/20/2024	18,725
U.S. Treasury 10-Year Note Futures	(409)	(44,655,436)	(44,983,609)	9/19/2024	(328,173)
U.S. Treasury 10-Year Ultra Note Futures	(136)	(15,365,741)	(15,440,250)	9/19/2024	(74,509)
U.S. Treasury 2-Year Note Futures	(304)	(61,863,589)	(62,082,500)	9/30/2024	(218,911)
U.S. Treasury 5-Year Note Futures	(703)	(74,217,191)	(74,924,422)	9/30/2024	(707,231)
U.S. Treasury Long Bond Futures	(260)	(30,520,891)	(30,761,250)	9/19/2024	(240,359)
U.S. Treasury Ultra-Long Bond Futures	(10)	(1,236,542)	(1,253,438)	9/19/2024	(16,896)

Total Short					$14,442

Total Futures Contracts					$829,600

(a)

Citigroup Global Markets, Inc., JPMorgan Chase Bank N.A., and StoneX Financial,Inc. are the counterparites for Open Futures Contracts held by the Fund and the iMGP Alternative Strategies Subsidiary at June 30, 2024.

(b)	Contracts held by the iMGP Alternative Strategies Subsidiary.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	31

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Adecco Group AG 0.875%, 11/27/2025	6/20/2029	(1.000%)	0.813%	EUR	(1,500,000)	Quarterly	$(13,634)	$(12,417)	$(1,217)
ADT Security Corp. 4.125%, 06/15/2023	6/20/2029	(5.000%)	1.106%		$(3,000,000)	Quarterly	(505,506)	(463,991)	(41,515)
AES Corp. 1.375%, 01/15/2026	6/20/2029	(5.000%)	1.122%		(2,800,000)	Quarterly	(469,547)	(449,571)	(19,976)
American Express Co. 4.050%, 05/03/2029	6/20/2029	(1.000%)	0.332%		(3,100,000)	Quarterly	(92,450)	(93,833)	1,383
Anglo American Capital PLC 1.625%, 03/11/2026	6/20/2029	(5.000%)	1.126%	EUR	(2,500,000)	Quarterly	(464,837)	(464,552)	(285)
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp. 5.250%, 04/15/2030	6/20/2029	(5.000%)	16.753%		$(2,500,000)	Quarterly	730,463	343,750	386,713
Apache Corp. 4.375%, 10/15/2028	6/20/2029	(1.000%)	1.107%		(4,100,000)	Quarterly	18,907	50,782	(31,875)
Arrow Electronics, Inc. 7.500%, 01/15/2027	6/20/2029	(1.000%)	0.744%		(3,400,000)	Quarterly	(38,177)	(34,513)	(3,664)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	6/20/2029	(5.000%)	4.265%		(3,450,000)	Quarterly	(97,101)	(102,710)	5,609
Avnet, Inc. 3.000%, 05/15/2031	6/20/2029	(1.000%)	0.767%		(2,350,000)	Quarterly	(24,010)	(3,683)	(20,327)
Banco Santander SA 5.780%, 02/17/2028	6/20/2029	(1.000%)	0.837%	EUR	(500,000)	Quarterly	(12,137)	(3,896)	(8,241)
Bath & Body Works, Inc. 5.250%, 02/01/2028	6/20/2029	(1.000%)	1.798%		$(700,000)	Quarterly	23,520	23,140	380
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	(1.000%)	0.638%		(4,400,000)	Quarterly	(63,938)	(35,891)	(28,047)
Beazer Homes USA, Inc. 7.250%, 10/15/2029	6/20/2029	(5.000%)	2.217%		(2,000,000)	Quarterly	(230,532)	(165,976)	(64,556)
Best Buy Co., Inc. 4.450%, 10/01/2028	6/20/2029	(5.000%)	0.525%		(2,700,000)	Quarterly	(535,132)	(550,032)	14,900
BNP Paribas SA 2.250%, 01/11/2027	6/20/2029	(1.000%)	0.738%	EUR	(3,200,000)	Quarterly	24,214	(59,707)	83,921
BorgWarner, Inc. 3.375%, 03/15/2025	6/20/2029	(1.000%)	0.728%		$(3,300,000)	Quarterly	(39,467)	(14,487)	(24,980)
Bouygues SA 1.375%, 06/07/2027	6/20/2029	(1.000%)	0.434%	EUR	(2,900,000)	Quarterly	(81,069)	(99,553)	18,484
British Telecommunications PLC 5.750%, 12/07/2028	6/20/2029	(1.000%)	0.730%		(3,000,000)	Quarterly	(39,459)	(41,814)	2,355
Cardinal Health, Inc. 3.410%, 06/15/2027	6/20/2029	(1.000%)	0.434%		$(3,300,000)	Quarterly	(83,086)	(93,494)	10,408
Carrefour SA 1.250%, 06/03/2025	6/20/2029	(1.000%)	0.664%	EUR	(2,700,000)	Quarterly	(44,356)	(46,355)	1,999
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	6/20/2029	(5.000%)	2.763%		$(3,300,000)	Quarterly	$(299,301)	$(222,517)	$(76,784)

The accompanying notes are an integral part of these financial statements.

32	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
CDX North America High Yield Index Series 42 5.000%, 06/20/2029	6/20/2029	(5.000%)	3.444%		$(9,000,000)	Quarterly	$(565,785)	$(627,300)	$61,515
Centrica PLC 4.375%, 03/13/2029	6/20/2029	(1.000%)	0.654%	EUR	(3,000,000)	Quarterly	(50,775)	(52,395)	1,620
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027	6/20/2029	(5.000%)	1.855%		$(2,500,000)	Quarterly	(330,279)	(342,254)	11,975
CNH Industrial NV 3.850%, 11/15/2027	6/20/2029	(5.000%)	1.004%	EUR	(2,700,000)	Quarterly	(520,365)	(556,046)	35,681
Continental AG 0.375%, 06/27/2025	6/20/2029	(1.000%)	1.062%		(2,700,000)	Quarterly	8,002	6,180	1,822
CVS Health Corp. 2.625%, 08/15/2024	6/20/2029	(1.000%)	0.601%		$(3,300,000)	Quarterly	(58,186)	(85,989)	27,803
DaVita, Inc. 4.625%, 06/01/2030	6/20/2029	(5.000%)	1.216%		(500,000)	Quarterly	(81,520)	(80,197)	(1,323)
Dell, Inc. 7.100%, 04/15/2028	6/20/2029	(1.000%)	0.504%		(3,500,000)	Quarterly	(77,034)	(80,501)	3,467
Delta Air Lines, Inc. 7.375%, 01/15/2026	6/20/2029	(5.000%)	1.393%		(500,000)	Quarterly	(77,165)	(76,995)	(170)
Deutsche Lufthansa AG 0.250%, 09/06/2024	6/20/2029	(1.000%)	1.350%	EUR	(3,000,000)	Quarterly	49,948	36,854	13,094
Deutsche Lufthansa AG 3.000%, 05/29/2026	6/20/2029	(1.000%)	1.350%		(300,000)	Quarterly	4,995	1,676	3,319
Devon Energy Corp. 7.950%, 04/15/2032	6/20/2029	(1.000%)	0.792%		$(3,500,000)	Quarterly	(31,963)	(2,579)	(29,384)
EDP Finance BV 2.000%, 04/22/2025	6/20/2029	(1.000%)	0.530%	EUR	(3,050,000)	Quarterly	(70,556)	(66,357)	(4,199)
Elis SA 2.875%, 02/15/2026	6/20/2029	(5.000%)	0.988%		(300,000)	Quarterly	(58,094)	(57,945)	(149)
Exelon Corp. 3.400%, 04/15/2026	6/20/2029	(1.000%)	0.394%		$(3,000,000)	Quarterly	(80,960)	(86,305)	5,345
Expedia Group, Inc. 6.250%, 05/01/2025	6/20/2029	(1.000%)	0.770%		(3,450,000)	Quarterly	(34,732)	(23,757)	(10,975)
FirstEnergy Corp. 7.375%, 11/15/2031	6/20/2029	(1.000%)	0.511%		(3,000,000)	Quarterly	(65,069)	(59,083)	(5,986)
Ford Motor Co. 4.346%, 12/08/2026	6/20/2029	(5.000%)	1.505%		(2,800,000)	Quarterly	(416,861)	(424,915)	8,054
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	6/20/2029	(1.000%)	0.845%		(500,000)	Quarterly	(3,390)	(3,983)	593
Generali 3.212%, 01/15/2029	6/20/2029	(1.000%)	0.684%	EUR	(400,000)	Quarterly	(6,172)	(7,903)	1,731
HP, Inc. 3.000%, 06/17/2027	6/20/2029	(1.000%)	0.523%		$(3,300,000)	Quarterly	(69,733)	(39,927)	(29,806)
ING Groep NV 1.125%, 02/14/2025	6/20/2029	(1.000%)	0.535%	EUR	(2,900,000)	Quarterly	(66,303)	(63,030)	(3,273)
International Game Technology PLC 3.500%, 06/15/2026	6/20/2029	(5.000%)	1.390%		(2,500,000)	Quarterly	(428,610)	(503,040)	74,430
KB Home 6.875%, 06/15/2027	6/20/2029	(5.000%)	1.180%		$(500,000)	Quarterly	(82,404)	(82,184)	(220)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	33

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Kroger Co. 4.500%, 01/15/2029	6/20/2029	(1.000%)	0.457%		$(3,200,000)	Quarterly	$(77,145)	$(75,836)	$(1,309)
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028	6/20/2029	(1.000%)	0.882%		(3,500,000)	Quarterly	(18,053)	(14,191)	(3,862)
LANXESS AG 1.000%, 10/07/2026	6/20/2029	(1.000%)	1.867%	EUR	(2,700,000)	Quarterly	108,980	113,377	(4,397)
Lennar Corp. 4.750%, 11/29/2027	6/20/2029	(5.000%)	0.726%		$(400,000)	Quarterly	(75,105)	(74,869)	(236)
Leonardo SpA 2.375%, 01/08/2026	6/20/2029	(5.000%)	0.678%	EUR	(2,700,000)	Quarterly	(570,414)	(571,727)	1,313
Lincoln National Corp. 3.400%, 01/15/2031	6/20/2029	(1.000%)	1.242%		$(500,000)	Quarterly	5,208	5,823	(615)
McKesson Corp. 7.650%, 03/01/2027	6/20/2029	(1.000%)	0.390%		(2,000,000)	Quarterly	(54,323)	(55,448)	1,125
MGM Resorts International 5.750%, 06/15/2025	6/20/2029	(5.000%)	1.516%		(3,100,000)	Quarterly	(459,859)	(421,253)	(38,606)
Nabors Industries, Inc. 9.125%, 01/31/2030	6/20/2029	(1.000%)	5.574%		(1,000,000)	Quarterly	166,583	183,750	(17,167)
NatWest Group PLC 4.067%, 09/06/2028	6/20/2029	(1.000%)	0.669%	EUR	(3,100,000)	Quarterly	(50,184)	(46,754)	(3,430)
Navient Corp. 5.500%, 03/15/2029	6/20/2029	(5.000%)	3.163%		$(500,000)	Quarterly	(36,674)	(37,057)	383
Newell Brands, Inc. 5.700%, 04/01/2026	6/20/2029	(1.000%)	3.672%		(1,800,000)	Quarterly	188,228	185,661	2,567
Nordstrom, Inc. 6.950%, 03/15/2028	6/20/2029	(1.000%)	3.137%		(700,000)	Quarterly	59,753	63,000	(3,247)
NRG Energy, Inc. 5.750%, 01/15/2028	6/20/2029	(5.000%)	1.327%		(500,000)	Quarterly	(78,777)	(77,977)	(800)
Occidental Petroleum Corp. 5.550%, 03/15/2026	6/20/2029	(1.000%)	0.781%		(500,000)	Quarterly	(4,797)	(6,046)	1,249
Olin Corp. 5.125%, 09/15/2027	6/20/2029	(1.000%)	1.110%		(3,500,000)	Quarterly	16,699	61,491	(44,792)
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	6/20/2029	(1.000%)	0.413%		(3,500,000)	Quarterly	(91,412)	(91,538)	126
Pfizer, Inc. 0.800%, 05/28/2025	6/20/2029	(1.000%)	0.350%		(3,300,000)	Quarterly	(95,630)	(100,009)	4,379
PostNL NV 1.000%, 11/21/2024	6/20/2029	(1.000%)	1.214%	EUR	(3,100,000)	Quarterly	31,755	44,437	(12,682)
Prudential Financial, Inc. 3.878%, 03/27/2028	6/20/2029	(1.000%)	0.609%		$(500,000)	Quarterly	(8,637)	(8,425)	(212)
Prudential Funding Asia PLC 5.875%, 05/11/2029	6/20/2029	(1.000%)	0.646%	EUR	(3,000,000)	Quarterly	(51,925)	(54,775)	2,850
Rentokil Initial PLC 0.875%, 05/30/2026	6/20/2029	(1.000%)	0.557%		(3,000,000)	Quarterly	(65,264)	(63,432)	(1,832)
Rolls-Royce PLC 3.375%, 06/18/2026	6/20/2029	(1.000%)	0.907%		(500,000)	Quarterly	(2,264)	(1,984)	(280)
Royal Caribbean Cruises Ltd. 3.700%, 03/15/2028	6/20/2029	(5.000%)	1.074%		$(500,000)	Quarterly	(85,056)	(83,932)	(1,124)

The accompanying notes are an integral part of these financial statements.

34	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Ryder System, Inc. 5.250%, 06/01/2028	6/20/2029	(1.000%)	0.655%		$(1,500,000)	Quarterly	$(22,789)	$(21,638)	$(1,151)
SES SA 0.875%, 11/04/2027	6/20/2029	(1.000%)	1.445%	EUR	(3,200,000)	Quarterly	67,493	16,369	51,124
Simon Property Group LP 2.650%, 07/15/2030	6/20/2029	(1.000%)	0.658%		$(700,000)	Quarterly	(10,541)	(11,769)	1,228
Sirius XM Radio, Inc. 5.500%, 07/01/2029	6/20/2029	(5.000%)	2.130%		(3,100,000)	Quarterly	(369,724)	(381,422)	11,698
Southwest Airlines Co. 5.125%, 06/15/2027	6/20/2029	(1.000%)	1.000%		(3,300,000)	Quarterly	45	(41,329)	41,374
Standard Chartered PLC 4.050%, 04/12/2026	6/20/2029	(1.000%)	0.680%	EUR	(3,000,000)	Quarterly	(46,859)	(41,202)	(5,657)
Stellantis NV 3.875%, 01/05/2026	6/20/2029	(5.000%)	1.053%		(2,300,000)	Quarterly	(436,989)	(434,800)	(2,189)
Stora Enso Oyj 2.500%, 06/07/2027	6/20/2029	(5.000%)	0.730%		(2,500,000)	Quarterly	(520,623)	(542,187)	21,564
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	6/20/2029	(1.000%)	0.508%		(1,400,000)	Quarterly	(33,933)	(40,402)	6,469
T-Mobile USA, Inc. 4.750%, 02/01/2028	6/20/2029	(5.000%)	0.449%		$(600,000)	Quarterly	(121,314)	(121,692)	378
Target Corp. 2.500%, 04/15/2026	6/20/2029	(1.000%)	0.394%		(2,500,000)	Quarterly	(67,470)	(80,297)	12,827
Telecom Italia SpA 3.000%, 09/30/2025	6/20/2029	(1.000%)	2.220%	EUR	(2,000,000)	Quarterly	112,094	123,911	(11,817)
Telenor ASA 2.625%, 12/06/2024	6/20/2029	(1.000%)	0.294%		(3,050,000)	Quarterly	(106,958)	(121,125)	14,167
Telia Co. AB 3.000%, 09/07/2027	6/20/2029	(1.000%)	0.328%		(3,000,000)	Quarterly	(99,885)	(116,280)	16,395
Tesco PLC 6.150%, 11/15/2037	6/20/2029	(1.000%)	0.562%		(3,100,000)	Quarterly	(66,731)	(78,805)	12,074
thyssenkrupp AG 2.500%, 02/25/2025	6/20/2029	(1.000%)	1.786%		(3,200,000)	Quarterly	117,456	119,506	(2,050)
Toll Brothers Finance Corp. 4.350%, 02/15/2028	6/20/2029	(1.000%)	0.892%		$(2,600,000)	Quarterly	(12,263)	(21,216)	8,953
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6/20/2029	(1.000%)	0.569%		(400,000)	Quarterly	(7,616)	(7,325)	(291)
Transocean, Inc. 8.000%, 02/01/2027	6/20/2029	(1.000%)	4.078%		(3,200,000)	Quarterly	379,537	402,250	(22,713)
United Airlines Holdings, Inc. 4.875%, 01/15/2025	6/20/2029	(5.000%)	3.414%		(500,000)	Quarterly	(31,340)	(28,599)	(2,741)
United Rentals North America, Inc. 3.875%, 02/15/2031	6/20/2029	(5.000%)	0.921%		(3,050,000)	Quarterly	(542,385)	(573,901)	31,516
Universal Health Services, Inc. 2.650%, 01/15/2032	6/20/2029	(1.000%)	0.565%		(3,500,000)	Quarterly	(67,326)	(39,992)	(27,334)
Valeo SE 1.625%, 03/18/2026	6/20/2029	(1.000%)	2.082%	EUR	(3,200,000)	Quarterly	159,915	195,311	(35,396)
Valero Energy Corp. 8.750%, 06/15/2030	6/20/2029	(1.000%)	0.582%		$(3,200,000)	Quarterly	(59,115)	(55,127)	(3,988)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	35

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Verizon Communications, Inc. 4.125%, 03/16/2027	6/20/2029	(1.000%)	0.624%		$(400,000)	Quarterly	$(6,632)	$(6,550)	$(82)
Vodafone Group PLC 1.875%, 09/11/2025	6/20/2029	(1.000%)	0.636%	EUR	(3,000,000)	Quarterly	(53,447)	(58,102)	4,655
Whirlpool Corp. 4.750%, 02/26/2029	6/20/2029	(1.000%)	0.969%		$(3,600,000)	Quarterly	(4,863)	89,827	(94,690)
Williams Cos., Inc. 3.500%, 11/15/2030	6/20/2029	(1.000%)	0.637%		(500,000)	Quarterly	(7,992)	(7,508)	(484)
WPP Finance SA 2.250%, 09/22/2026	6/20/2029	(1.000%)	0.706%	EUR	(3,000,000)	Quarterly	(43,080)	(42,258)	(822)
Yum! Brands, Inc. 3.625%, 03/15/2031	6/20/2029	(1.000%)	0.744%		$(500,000)	Quarterly	(5,626)	(4,395)	(1,231)

Total Buy Protection							$(8,606,920)	$(8,877,756)	$270,836

Sell Protection
Accor SA 1.750%, 02/04/2026	6/20/2029	1.000%	0.691%	EUR	3,000,000	Quarterly	$45,335	$30,157	$15,178
ADT Security Corp. 4.125%, 06/15/2023	6/20/2029	5.000%	1.106%		$500,000	Quarterly	84,251	85,872	(1,621)
Airbus SE 0.875%, 05/13/2026	6/20/2029	1.000%	0.555%	EUR	2,900,000	Quarterly	63,428	94,206	(30,778)
Ally Financial, Inc. 5.800%, 05/01/2025	6/20/2029	5.000%	1.372%		$1,500,000	Quarterly	232,975	226,923	6,052
American Airlines Group, Inc. 3.750%, 03/01/2025	6/20/2029	5.000%	5.863%		3,250,000	Quarterly	(101,067)	42,837	(143,904)
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp. 5.250%, 04/15/2030	6/20/2029	5.000%	16.753%		1,700,000	Quarterly	(496,715)	(290,875)	(205,840)
Apache Corp. 4.375%, 10/15/2028	6/20/2029	1.000%	1.107%		1,100,000	Quarterly	(5,072)	(1,242)	(3,830)
Arrow Electronics, Inc. 7.500%, 01/15/2027	6/20/2029	1.000%	0.744%		700,000	Quarterly	7,860	10,578	(2,718)
AT&T, Inc. 3.800%, 02/15/2027	6/20/2029	1.000%	0.699%		1,000,000	Quarterly	13,259	13,261	(2)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	6/20/2029	5.000%	4.265%		600,000	Quarterly	16,887	20,138	(3,251)
Avnet, Inc. 3.000%, 05/15/2031	6/20/2029	1.000%	0.767%		5,350,000	Quarterly	54,661	65,652	(10,991)
Banco Santander SA 5.780%, 02/17/2028	6/20/2029	1.000%	0.837%	EUR	3,200,000	Quarterly	77,674	33,226	44,448
Bank of America Corp. 3.500%, 04/19/2026	6/20/2029	1.000%	0.577%		$3,200,000	Quarterly	59,863	58,350	1,513
Bath & Body Works, Inc. 5.250%, 02/01/2028	6/20/2029	1.000%	1.798%		3,700,000	Quarterly	(124,324)	(116,897)	(7,427)
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	1.000%	0.638%		700,000	Quarterly	10,172	3,411	6,761
BNP Paribas SA 2.250%, 01/11/2027	6/20/2029	1.000%	0.738%	EUR	500,000	Quarterly	(3,783)	6,357	(10,140)

The accompanying notes are an integral part of these financial statements.

36	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Bombardier, Inc. 7.450%, 05/01/2034	6/20/2029	5.000%	1.792%		$2,500,000	Quarterly	$337,771	$344,761	$(6,990)
BorgWarner, Inc. 2.650%, 07/01/2027	6/20/2029	1.000%	0.728%		400,000	Quarterly	4,784	5,296	(512)
Cardinal Health, Inc. 3.410%, 06/15/2027	6/20/2029	1.000%	0.434%		500,000	Quarterly	12,589	13,171	(582)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	6/20/2029	5.000%	2.763%		1,500,000	Quarterly	136,046	131,677	4,369
Clariant AG 1.125%, 04/15/2026	6/20/2029	1.000%	0.986%	EUR	1,000,000	Quarterly	677	(485)	1,162
CNH Industrial NV 3.850%, 11/15/2027	6/20/2029	5.000%	1.004%		400,000	Quarterly	77,091	80,697	(3,606)
CVS Health Corp. 5.250%, 01/30/2031	6/20/2029	1.000%	0.601%		$500,000	Quarterly	8,816	9,763	(947)
DaVita, Inc. 4.625%, 06/01/2030	6/20/2029	5.000%	1.216%		3,000,000	Quarterly	489,124	468,564	20,560
Dell, Inc. 7.100%, 04/15/2028	6/20/2029	1.000%	0.504%		500,000	Quarterly	11,004	11,436	(432)
Delta Air Lines, Inc. 7.375%, 01/15/2026	6/20/2029	5.000%	1.393%		3,000,000	Quarterly	462,992	454,017	8,975
Deutsche Bank AG 4.000%, 06/24/2032	6/20/2029	1.000%	1.084%	EUR	3,000,000	Quarterly	(12,039)	(48,636)	36,597
Deutsche Lufthansa AG 3.000%, 05/29/2026	6/20/2029	1.000%	1.350%		500,000	Quarterly	(8,324)	(6,012)	(2,312)
Devon Energy Corp. 7.950%, 04/15/2032	6/20/2029	1.000%	0.792%		$6,500,000	Quarterly	59,360	66,538	(7,178)
Eastman Chemical Co. 7.600%, 02/01/2027	6/20/2029	1.000%	0.644%		3,000,000	Quarterly	47,021	57,767	(10,746)
EDP Finance BV 2.000%, 04/22/2025	6/20/2029	1.000%	0.530%	EUR	450,000	Quarterly	10,410	11,110	(700)
Elis SA 2.875%, 02/15/2026	6/20/2029	5.000%	0.988%		2,900,000	Quarterly	561,569	598,746	(37,177)
Enbridge, Inc. 3.500%, 06/10/2024	6/20/2029	1.000%	0.645%		$3,200,000	Quarterly	50,009	44,361	5,648
Enel SpA 5.250%, 05/20/2024	6/20/2029	1.000%	0.684%	EUR	3,000,000	Quarterly	46,380	58,711	(12,331)
Expedia Group, Inc. 6.250%, 05/01/2025	6/20/2029	1.000%	0.770%		$600,000	Quarterly	6,040	7,140	(1,100)
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	6/20/2029	1.000%	0.845%		3,500,000	Quarterly	23,730	(31,157)	54,887
General Motors Co. 4.200%, 10/01/2027	6/20/2029	5.000%	1.104%		2,500,000	Quarterly	421,505	441,335	(19,830)
Generali 5.125%, 09/16/2024	6/20/2029	1.000%	0.684%	EUR	3,100,000	Quarterly	47,826	57,664	(9,838)
Glencore Finance Europe Ltd. 1.750%, 03/17/2025	6/20/2029	5.000%	1.127%		2,500,000	Quarterly	464,784	485,192	(20,408)
Goldman Sachs Group, Inc. 7.337%, 10/28/2027	6/20/2029	1.000%	0.611%		$3,200,000	Quarterly	54,933	51,864	3,069

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	37

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Grifols SA 3.200%, 05/01/2025	6/20/2029	5.000%	6.425%	EUR	1,600,000	Quarterly	$(89,033)	$(149,896)	$60,863
Heidelberg Materials AG 2.250%, 06/03/2024	6/20/2029	5.000%	0.866%		2,500,000	Quarterly	501,318	539,966	(38,648)
Holcim AG 1.000%, 12/11/2024	6/20/2029	1.000%	0.748%		2,900,000	Quarterly	35,620	40,489	(4,869)
Howmet Aerospace, Inc. 5.125%, 10/01/2024	6/20/2029	1.000%	0.646%		$3,200,000	Quarterly	49,936	48,520	1,416
HP, Inc. 3.000%, 06/17/2027	6/20/2029	1.000%	0.523%		400,000	Quarterly	8,453	9,079	(626)
ITV PLC 1.375%, 09/26/2026	6/20/2029	5.000%	0.983%	EUR	2,500,000	Quarterly	484,834	505,923	(21,089)
KB Home 6.875%, 06/15/2027	6/20/2029	5.000%	1.180%		$3,000,000	Quarterly	494,421	495,048	(627)
Koninklijke KPN NV 5.625%, 09/30/2024	6/20/2029	1.000%	0.463%	EUR	3,000,000	Quarterly	79,483	84,097	(4,614)
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028	6/20/2029	1.000%	0.882%		$500,000	Quarterly	2,579	2,629	(50)
Lennar Corp. 4.750%, 11/29/2027	6/20/2029	5.000%	0.726%		2,800,000	Quarterly	525,733	554,584	(28,851)
Lincoln National Corp. 3.350%, 03/09/2025	6/20/2029	1.000%	1.242%		3,400,000	Quarterly	(35,417)	(67,622)	32,205
Marriott International, Inc. 3.125%, 06/15/2026	6/20/2029	1.000%	0.456%		3,000,000	Quarterly	72,430	75,507	(3,077)
Mediobanca Banca di Credito Finanziario SpA 1.125%, 04/23/2025	6/20/2029	1.000%	0.667%	EUR	3,000,000	Quarterly	(2,093)	51,209	(53,302)
MetLife, Inc. 3.600%, 11/13/2025	6/20/2029	1.000%	0.620%		$3,200,000	Quarterly	53,687	46,992	6,695
MGIC Investment Corp. 5.250%, 08/15/2028	6/20/2029	5.000%	0.953%		2,800,000	Quarterly	493,408	535,604	(42,196)
MGM Resorts International 5.750%, 06/15/2025	6/20/2029	5.000%	1.516%		500,000	Quarterly	74,171	74,767	(596)
Motorola Solutions, Inc. 7.500%, 05/15/2025	6/20/2029	1.000%	0.346%		3,200,000	Quarterly	93,324	92,589	735
Nabors Industries, Inc. 5.750%, 02/01/2025	6/20/2029	1.000%	5.574%		4,000,000	Quarterly	(666,330)	(745,333)	79,003
NatWest Group PLC 4.067%, 09/06/2028	6/20/2029	1.000%	0.669%	EUR	500,000	Quarterly	8,094	7,594	500
Navient Corp. 5.500%, 03/15/2029	6/20/2029	5.000%	3.163%		$3,300,000	Quarterly	242,048	255,438	(13,390)
Newell Brands, Inc. 5.700%, 04/01/2026	6/20/2029	1.000%	3.672%		3,700,000	Quarterly	(386,913)	(349,178)	(37,735)
Next Group PLC 3.625%, 05/18/2028	6/20/2029	1.000%	0.566%	EUR	3,000,000	Quarterly	63,972	58,425	5,547
Nordstrom, Inc. 6.950%, 03/15/2028	6/20/2029	1.000%	3.137%		$4,000,000	Quarterly	(341,447)	(535,000)	193,553
NRG Energy, Inc. 5.750%, 01/15/2028	6/20/2029	5.000%	1.327%		3,000,000	Quarterly	472,664	453,155	19,509

The accompanying notes are an integral part of these financial statements.

38	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Occidental Petroleum Corp. 5.550%, 03/15/2026	6/20/2029	1.000%	0.781%		$3,650,000	Quarterly	$35,017	$23,658	$11,359
Olin Corp. 5.125%, 09/15/2027	6/20/2029	1.000%	1.110%		600,000	Quarterly	(2,862)	(2,086)	(776)
Omnicom Group, Inc. 2.450%, 04/30/2030	6/20/2029	1.000%	0.413%		700,000	Quarterly	18,283	19,134	(851)
Premier Foods Finance PLC 3.500%, 10/15/2026	6/20/2029	5.000%	1.689%	EUR	1,500,000	Quarterly	233,046	261,976	(28,930)
Prudential Financial, Inc. 3.878%, 03/27/2028	6/20/2029	1.000%	0.609%		$3,300,000	Quarterly	57,005	43,501	13,504
PulteGroup, Inc. 7.875%, 06/15/2032	6/20/2029	5.000%	0.731%		2,700,000	Quarterly	506,257	535,296	(29,039)
Radian Group, Inc. 4.500%, 10/01/2024	6/20/2029	5.000%	1.019%		2,700,000	Quarterly	466,689	465,712	977
Renault SA 1.000%, 11/28/2025	6/20/2029	1.000%	1.448%	EUR	3,000,000	Quarterly	(63,554)	(80,515)	16,961
Rolls-Royce PLC 0.875%, 05/09/2024	6/20/2029	1.000%	0.907%		3,500,000	Quarterly	15,849	1,824	14,025
Royal Caribbean Cruises Ltd. 3.700%, 03/15/2028	6/20/2029	5.000%	1.074%		$3,000,000	Quarterly	510,332	435,586	74,746
Ryder System, Inc. 5.250%, 06/01/2028	6/20/2029	1.000%	0.655%		2,300,000	Quarterly	34,943	35,732	(789)
SES SA 0.875%, 11/04/2027	6/20/2029	1.000%	1.445%	EUR	500,000	Quarterly	(10,546)	(9,989)	(557)
Sherwin-Williams Co. 2.950%, 08/15/2029	6/20/2029	1.000%	0.478%		$3,200,000	Quarterly	74,130	73,532	598
Simon Property Group LP 2.650%, 07/15/2030	6/20/2029	1.000%	0.658%		3,600,000	Quarterly	54,211	44,234	9,977
Sirius XM Radio, Inc. 5.500%, 07/01/2029	6/20/2029	5.000%	2.130%		300,000	Quarterly	35,780	36,732	(952)
Societe Generale SA 4.163%, 03/24/2027	6/20/2029	1.000%	0.922%	EUR	3,000,000	Quarterly	58,686	26,224	32,462
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	6/20/2029	1.000%	0.508%		3,000,000	Quarterly	72,714	93,425	(20,711)
T-Mobile USA, Inc. 4.750%, 02/01/2028	6/20/2029	5.000%	0.449%		$3,000,000	Quarterly	606,570	623,526	(16,956)
Telecom Italia SpA 3.000%, 09/30/2025	6/20/2029	1.000%	2.220%	EUR	3,200,000	Quarterly	(179,350)	(175,332)	(4,018)
Telefonica Emisiones SA 1.528%, 01/17/2025	6/20/2029	1.000%	0.691%		3,000,000	Quarterly	45,355	48,994	(3,639)
Telenor ASA 0.750%, 05/31/2026	6/20/2029	1.000%	0.294%		450,000	Quarterly	15,780	16,143	(363)
Tenet Healthcare Corp. 6.875%, 11/15/2031	6/20/2029	5.000%	1.167%		$900,000	Quarterly	148,927	152,903	(3,976)
Tesco PLC 6.150%, 11/15/2037	6/20/2029	1.000%	0.562%	EUR	400,000	Quarterly	8,610	9,514	(904)
Toll Brothers Finance Corp. 4.350%, 02/15/2028	6/20/2029	1.000%	0.892%		$3,400,000	Quarterly	16,037	21,051	(5,014)
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6/20/2029	1.000%	0.569%		3,500,000	Quarterly	66,644	70,949	(4,305)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	39

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
UniCredit SpA 2.125%, 10/24/2026	6/20/2029	1.000%	0.678%		EUR 3,000,000	Quarterly	$47,250	$49,233	$(1,983)
United Airlines Holdings, Inc. 4.875%, 01/15/2025	6/20/2029	5.000%	3.414%		$3,200,000	Quarterly	200,575	186,510	14,065
United Rentals North America, Inc. 3.875%, 02/15/2031	6/20/2029	5.000%	0.921%		700,000	Quarterly	124,482	126,342	(1,860)
Universal Health Services, Inc. 2.650%, 01/15/2032	6/20/2029	1.000%	0.565%		500,000	Quarterly	9,618	10,215	(597)
Verizon Communications, Inc. 4.125%, 03/16/2027	6/20/2029	1.000%	0.624%		3,300,000	Quarterly	54,713	53,328	1,385
Walmart, Inc. 5.875%, 04/05/2027	6/20/2029	1.000%	0.316%		1,400,000	Quarterly	42,769	45,293	(2,524)
Wendel SE 1.375%, 04/26/2026	6/20/2029	5.000%	0.755%	EUR	2,300,000	Quarterly	475,648	517,859	(42,211)
Whirlpool Corp. 4.750%, 02/26/2029	6/20/2029	1.000%	0.969%		$400,000	Quarterly	540	(7,766)	8,306
Williams Cos., Inc. 4.550%, 06/24/2024	6/20/2029	1.000%	0.637%		3,400,000	Quarterly	54,349	47,546	6,803
Yum! Brands, Inc. 3.625%, 03/15/2031	6/20/2029	1.000%	0.744%		3,300,000	Quarterly	37,131	43,817	(6,686)
Zurich Insurance Co. Ltd. 0.500%, 12/18/2024	6/20/2029	1.000%	0.523%		EUR 3,000,000	Quarterly	70,453	88,525	(18,072)

Total Sell Protection							$9,426,525	$9,612,686	$(186,161)

Total							$819,605	$734,930	$84,675

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 42.

(4)	Notional amounts are denominated in foreign currency where indicated and the lines below until currency changes.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit iBoxx USD Liquid High Yield Index USD	9/20/2024	JPMorgan Chase Bank N.A.	Receives	SOFR	$25,000,000	Quarterly	$(1,646)	$—	$(1,646)

The accompanying notes are an integral part of these financial statements.

40	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at June 30, 2024 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Silicon Motion Technology Corp.	Morgan Stanley & Co.	$80.00	7/19/2024	(37)	$(299,663)	$(11,100)	$(10,420)	$(680)
Silicon Motion Technology Corp.	Morgan Stanley & Co.	82.50	7/19/2024	(37)	(299,663)	(6,845)	(6,221)	(624)

Total						(17,945)	(16,641)	(1,304)

EXCHANGE TRADED
Call
U.S. Treasury 5-Year Future Option	JPMorgan Chase Bank N.A.	108.75	8/23/2024	(300)	(300,000)	(42,187)	(88,435)	46,248
Put
U.S. Treasury 5-Year Future Option	JPMorgan Chase Bank N.A.	104.75	8/23/2024	(330)	(330,000)	(48,985)	(146,264)	97,279

Total						(91,172)	(234,699)	143,527

Total Written Options						$(109,117)	$(251,340)	$142,223

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	41

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 0.1%

Consumer Staples: 0.0%
17	Endo, Inc.*	$470
1,026	Endo, Inc.*	28,343
648	Moran Foods LLC*	121

		28,934

Materials: 0.1%
563	Yak Blocker 2 LLC*	1,092
609	Yak Blocker 2 LLC*	1,182
2,411	Yak Blocker 2 LLC*	2,409
8,444	Yak Blocker 2 LLC*	8,436
22,605	Yak Blocker 2 LLC*	22,585

		35,704

TOTAL COMMON STOCKS (Cost $91,879)		64,638

PREFERRED STOCKS: 1.9%

Financials: 1.9%
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	38,800
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	214,045
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	723,840
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	542,412
	Selective Insurance Group, Inc.—Series B
2,000	4.600%, 12/15/2025(a)	36,300
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	627,500

TOTAL PREFERRED STOCKS (Cost $2,336,149)		2,182,897

Principal Amount^

ASSET-BACKED SECURITIES: 20.1%

Home Equity ABS: 0.8%
	FIGRE Trust
$146,316	Series 2024-HE2-C 6.720%, 05/25/2054(b)(c)	147,991
	Morgan Stanley ABS Capital I, Inc. Trust
258,718	Series 2006-HE8-A2D 5.680%, 10/25/2036(d) 1 mo. USD Term SOFR + 0.334%	113,322
341,031	Series 2007-HE4-A2C 5.690%, 02/25/2037(d) 1 mo. USD Term SOFR + 0.344%	109,973
	Morgan Stanley IXIS Real Estate Capital Trust
525,249	Series 2006-2-A3 5.610%, 11/25/2036(d) 1 mo. USD Term SOFR + 0.264%	170,328
341,412	Series 2006-2-A4 5.680%, 11/25/2036(d) 1 mo. USD Term SOFR + 0.334%	110,711

Principal Amount^		Value
Home Equity ABS (continued)
	Saluda Grade Alternative Mortgage Trust
$90,828	Series 2023-FIG4-B 7.115%, 11/25/2053(b)(c)	$92,142
	Vista Point Securitization Trust
145,488	Series 2024-CES1-A1 6.676%, 05/25/2054(b)(c)(e)	146,445

		890,912

Other ABS: 19.3%
	AASET
250,000	Series 2024-1A-A1 6.261%, 05/16/2049(b)	250,207
	AASET Trust
264,823	Series 2019-1-A 3.844%, 05/15/2039(b)	250,446
220,258	Series 2019-2-B 4.458%, 10/16/2039(b)	116,739
138,939	Series 2020-1A-B 4.335%, 01/16/2040(b)	84,543
	AASET U.S. Ltd.
75,163	Series 2018-2A-A 4.454%, 11/18/2038(b)	70,851
	ABPCI Direct Lending Fund ABS I Ltd.
99,291	Series 2020-1A-B 4.935%, 12/20/2030(b)	95,687
	ABPCI Direct Lending Fund ABS IV LP
250,000	Series 2024-1A-B 9.639%, 05/01/2034(b)	250,350
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 10.086%, 04/20/2032(b)(d) 3 mo. USD Term SOFR + 4.762%	250,479
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 9.530%, 10/30/2035(b)(d) 3 mo. USD Term SOFR + 4.200%	254,886
	ACRES Commercial Realty Ltd.
250,000	Series 2021-FL1-AS 7.043%, 06/15/2036(b)(d) 1 mo. USD Term SOFR + 1.714%	246,464
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(b)	290,354
	Aligned Data Centers Issuer LLC
150,000	Series 2021-1A-B 2.482%, 08/15/2046(b)	136,732
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(b)	214,045
	Applebee’s Funding LLC/IHOP Funding LLC
297,000	Series 2019-1A-A2II 4.723%, 06/05/2049(b)	286,512
	Aquila Funding
250,000	7.400%, 12/15/2041	252,595
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(c)	598,050
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(b)	98,961
	Business Jet Securities LLC
249,414	Series 2022-1A-B 5.192%, 06/15/2037(b)	240,602
515,329	Series 2024-1A-B 6.924%, 05/15/2039(b)	524,311

The accompanying notes are an integral part of these financial statements.

42	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	CARS-DB4 LP
$ 200,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	$173,577
	CARS-DB7 LP
99,063	Series 2023-1A-A2 6.500%, 09/15/2053(b)	100,146
320,000	Series 2023-1A-B 7.750%, 09/15/2053(b)	323,924
	Castlelake Aircraft Securitization Trust
37,877	Series 2018-1-A 4.125%, 06/15/2043(b)	35,350
	Castlelake Aircraft Structured Trust
68,309	Series 2021-1A-B 6.656%, 01/15/2046(b)	63,675
	Cerberus Loan Funding XLII LLC
250,000	Series 2023-3A-C 9.478%, 09/13/2035(b)(d) 3 mo. USD Term SOFR + 4.150%	255,831
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 9.296%, 01/15/2036(b)(d) 3 mo. USD Term SOFR + 4.200%	258,597
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 8.469%, 04/15/2036(b)(d) 3 mo. USD Term SOFR + 3.150%	251,946
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 8.356%, 07/15/2036(b)(d) 3 mo. USD Term SOFR + 3.050%	251,650
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 9.682%, 07/15/2036(b)(d) 3 mo. USD Term SOFR + 4.350%	250,799
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 8.686%, 04/20/2030(b)(d) 3 mo. USD Term SOFR + 3.362%	250,636
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(b)	323,645
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(b)(c)	176,726
	Elm Trust
50,789	Series 2020-4A-B 3.866%, 10/20/2029(b)	47,950
	Falcon Aerospace Ltd.
95,613	Series 2017-1-B 6.300%, 02/15/2042(b)	87,008
	First Franklin Mortgage Loan Trust
415,943	Series 2006-FF16-2A4 5.880%, 12/25/2036(d) 1 mo. USD Term SOFR + 0.534%	169,443
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(b)	143,347
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(b)	95,774

Principal Amount^		Value

Other ABS (continued)
	Fortress Credit BSL XV Ltd.
$ 250,000	Series 2022-2A-CR 7.934%, 10/18/2033(b)(d) 3 mo. USD Term SOFR + 2.600%	$250,000
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 7.390%, 10/15/2033(b)(d) 3 mo. USD Term SOFR + 2.062%	250,106
	FS Rialto Issuer LLC
100,000	Series 2022-FL5-C 9.261%, 06/19/2037(b)(d) 1 mo. USD Term SOFR + 3.922%	99,326
100,000	Series 2022-FL6-C 9.572%, 08/17/2037(b)(d) 1 mo. USD Term SOFR + 4.230%	100,082
	GAIA Aviation Ltd.
176,855	Series 2019-1-A 3.967%, 12/15/2044(b)(c)(e)	162,923
144,422	Series 2019-1-B 5.193%, 12/15/2044(b)(c)(e)	129,058
	GoldentTree Loan Management U.S. CLO 1 Ltd.
250,000	Series 2021-9A-CR 7.725%, 04/20/2037(b)(d) 3 mo. USD Term SOFR + 2.400%	252,297
250,000	Series 2021-9A-DR 8.675%, 04/20/2037(b)(d) 3 mo. USD Term SOFR + 3.350%	254,168
	Golub Capital Partners ABS Funding Ltd.
88,610	Series 2020-1A-B 4.496%, 01/22/2029(b)	85,631
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 8.367%, 04/20/2037(b)(d)(f) 3 mo. USD Term SOFR + 3.050%	251,533
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(b)	680,401
	IP Lending X Ltd.
320,000	Series 2023-10A-SNR 7.750%, 07/02/2029(b)	324,800
	Jersey Mike’s Funding
99,500	Series 2021-1A-A2I 2.891%, 02/15/2052(b)	92,077
	JOL Air Ltd.
155,443	Series 2019-1-A 3.967%, 04/15/2044(b)	144,721
	KDAC Aviation Finance Ltd.
145,591	Series 2017-1A-A 4.212%, 12/15/2042(b)	131,839
	KREF Ltd.
100,000	Series 2021-FL2-AS 6.743%, 02/15/2039(b)(d) 1 mo. USD Term SOFR + 1.414%	97,471
	LCCM Trust
150,000	Series 2021-FL3-C 8.043%, 11/15/2038(b)(d) 1 mo. USD Term SOFR + 2.714%	144,598
	LCM 35 Ltd.
520,000	Series 35A-SUB 0.000%, 10/15/2034(b)(c)	268,978
	LCM 37 Ltd.
300,000	Series 37A-SUB 0.000%, 04/15/2034(b)(c)	162,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	43

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	LCM 39 Ltd.
$ 250,000	Series 39A-E 14.159%, 10/15/2034(b)(d) 3 mo. USD Term SOFR + 8.830%	$251,897
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 8.433%, 01/17/2037(b)(d) 30 day USD SOFR Average + 3.100%	185,864
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE5-D 8.443%, 07/15/2036(b)(d) 1 mo. USD Term SOFR + 3.114%	96,522
100,000	Series 2021-CRE6-D 8.293%, 11/15/2038(b)(d) 1 mo. USD Term SOFR + 2.964%	93,897
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 8.973%, 04/25/2037(b)(d) 3 mo. USD Term SOFR + 3.650%	253,743
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 8.588%, 04/19/2033(b)(d) 3 mo. USD Term SOFR + 3.262%	251,166
	MAPS Trust
89,004	Series 2021-1A-A 2.521%, 06/15/2046(b)	80,257
	MCA Fund Holding LLC
121,361	Series 2020-1-B 4.247%, 11/15/2035(b)	113,193
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 7.790%, 07/15/2029(b)(d) 3 mo. USD Term SOFR + 2.462%	500,646
	Monroe Capital ABS Funding Ltd.
152,231	Series 2021-1A-A2 2.815%, 04/22/2031(b)	145,753
	Monroe Capital Income Plus ABS Funding LLC
140,000	Series 2022-1A-B 5.150%, 04/30/2032(b)	124,133
	Nassau CFO LLC
115,488	Series 2019-1-A 3.980%, 08/15/2034(b)	111,103
	Navigator Aircraft ABS Ltd.
411,096	Series 2021-1-B 3.571%, 11/15/2046(b)(c)(e)	369,563
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(b)(c)	170,449
	Newtek Small Business Loan Trust
35,803	Series 2018-1-A 7.950%, 02/25/2044(b)(d) U.S. (Fed) Prime Rate — 0.550%	35,555
16,274	Series 2018-1-B 9.250%, 02/25/2044(b)(d) U.S. (Fed) Prime Rate + 0.750%	16,189
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 9.855%, 01/25/2032(b)(d) 3 mo. USD Term SOFR + 4.532%	250,381

Principal Amount^		Value

Other ABS (continued)
	OnDeck Asset Securitization Trust IV LLC
$ 340,000	Series 2023-1A-B 8.250%, 08/19/2030(b)	$348,885
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(b)	341,442
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 9.576%, 02/20/2036(b)(d) 3 mo. USD Term SOFR + 4.250%	256,087
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 7.649%, 04/20/2036(b)(d) 3 mo. USD Term SOFR + 2.350%	251,373
	Owl Rock CLO XIII LLC
250,000	Series 2023-13A-B 8.694%, 09/20/2035(b)(d) 3 mo. USD Term SOFR + 3.350%	254,786
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 8.624%, 04/20/2036(b)(d) 3 mo. USD Term SOFR + 3.300%	252,582
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(b)	398,227
	Oxford Finance Funding LLC
83,519	Series 2020-1A-B 4.037%, 02/15/2028(b)	82,222
	Oxford Finance Funding Trust
200,000	Series 2023-1A-B 7.879%, 02/15/2031(b)	194,991
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(b)(c)	125,529
250,000	Series 2021-3A-C 8.086%, 07/20/2029(b)(d) 3 mo. USD Term SOFR + 2.762%	250,467
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(b)(c)	122,202
250,000	Series 2023-2A-B 8.050%, 01/25/2032(b)(d) 3 mo. USD Term SOFR + 2.700%	250,528
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(b)(c)	575,000
	ReadyCap Lending Small Business Loan Trust
42,835	Series 2019-2-A 8.000%, 12/27/2044(b)(d) U.S. (Fed) Prime Rate — 0.500%	42,911
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(b)	236,322
	Sapphire Aviation Finance I Ltd.
94,601	Series 2018-1A-A 4.250%, 03/15/2040(b)	90,293
	Sapphire Aviation Finance II Ltd.
184,322	Series 2020-1A-B 4.335%, 03/15/2040(b)	145,183
	SERVPRO Master Issuer LLC
191,000	Series 2019-1A-A2 3.882%, 10/25/2049(b)	181,591
	Sonic Capital LLC
192,333	Series 2020-1A-A2I 3.845%, 01/20/2050(b)	182,922
48,083	Series 2020-1A-A2II 4.336%, 01/20/2050(b)	44,659

The accompanying notes are an integral part of these financial statements.

44	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

ASSET-BACKED SECURITIES (CONTINUED)

Other ABS (continued)
	Sprite Ltd.
$157,532	Series 2021-1-A 3.750%, 11/15/2046(b)	$147,625
	Stack Infrastructure Issuer LLC
250,000	Series 2020-1A-A2 1.893%, 08/25/2045(b)	237,908
	Start Ltd.
107,364	Series 2018-1-A 4.089%, 05/15/2043(b)	101,603
	Stream Innovations Issuer Trust
100,000	Series 2024-1A-A 6.270%, 07/15/2044(b)(f)	99,675
	STWD Ltd.
100,000	Series 2022-FL3-D 8.083%, 11/15/2038(b)(d) 30 day USD SOFR Average + 2.750%	92,253
	Subway Funding LLC
150,000	Series 2024-1A-A23 6.505%, 07/30/2054(b)	153,254
	Sunbird Engine Finance LLC
147,301	Series 2020-1A-B 4.703%, 02/15/2045(b)	130,340
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(b)	100,584
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(b)	48,553
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.000%, 04/22/2035(b)(c)	458,320
	Taco Bell Funding LLC
187,500	Series 2016-1A-A23 4.970%, 05/25/2046(b)	184,068
	Thrust Engine Leasing DAC
385,652	Series 2021-1A-B 6.121%, 07/15/2040(b)	359,254
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(b)	222,980
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(b)	228,246
100,000	Series 2024-1A-F 8.871%, 05/15/2054(b)	101,922
	VCP RRL ABS I Ltd.
60,734	Series 2021-1A-C 5.425%, 10/20/2031(b)	55,401
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(c)	2,513
	Willis Engine Structured Trust VII
238,221	Series 2023-A-A 8.000%, 10/15/2048(b)	252,162

		22,310,021

TOTAL ASSET-BACKED SECURITIES (Cost $24,416,452)		23,200,933

Principal Amount^		Value

BANK LOANS: 17.8%

Basic Materials: 0.3%
	GEON Performance Solutions LLC
$350,166	2024 Term Loan B 9.595%, 08/18/2028(d) 3 mo. USD Term SOFR + 4.250%	$352,138
	Power Services Holding Co.
3,887	9.958%, 11/22/2028(d) 1 mo. USD Term SOFR + 4.500%	3,877
19,498	9.944%, 11/22/2028(d) 3 mo. USD Term SOFR + 4.500%	19,437

		375,452

Communications: 0.7%
	Cengage Learning, Inc.
99,750	2024 Term Loan B 9.538%, 03/22/2031(d) 3 mo. USD Term SOFR + 4.250%	100,155
	Connect Finco SARL
504,292	2024 Extended Term Loan B 9.844%, 09/27/2029(d) 1 mo. USD Term SOFR + 4.500%	476,556
	Firstdigital Communications LLC
49,625	Term Loan 11.750%, 12/17/2026(d) U.S. (Fed) Prime Rate + 3.250%	48,408
	Syndigo LLC
120,318	2020 Term Loan 9.958%, 12/15/2027(d) 1 mo. USD Term SOFR + 4.500%	119,566
	Xplornet Communications, Inc.
59,365	2021 Term Loan 0.000%, 10/02/2028(d)	10,220

		754,905

Consumer, Cyclical: 2.8%
	ABG Intermediate Holdings 2 LLC
150,000	2024 Add on Delayed Draw Term Loan 0.000%, 12/21/2028(g)	150,328
	Accuride Corp.
37,951	2023 Term Loan 12.214%, 05/18/2026(d)(h) 1 mo. USD Term SOFR + 5.250% Cash, 5.870% PIK	29,104
	Allen Media LLC
507,391	2021 Term Loan B 10.985%, 02/10/2027(d) 3 mo. USD Term SOFR + 5.500%	382,763
	Alterra Mountain Co.
100,000	2024 Add-on Term Loan B 0.000%, 05/31/2030(g)	100,672
	American Airlines, Inc.
560,000	2021 Term Loan 10.336%, 04/20/2028(d) 3 mo. USD Term SOFR + 4.750%	579,250
	Caesars Entertainment, Inc.
49,875	2024 Term Loan B1 8.097%, 02/06/2031(d) 3 mo. USD Term SOFR + 2.750%	49,976
	Fertitta Entertainment LLC
99,491	2022 Term Loan B 9.081%, 01/27/2029(d) 1 mo. USD Term SOFR + 3.750%	99,721

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	45

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Cyclical (continued)
	First Brands Group LLC
$144,110	2021 Term Loan 10.591%, 03/30/2027(d) 3 mo. USD Term SOFR + 5.000%	$143,413
	Foundation Building Materials Holding Co. LLC
100,000	2024 Term Loan B2 9.330%, 01/29/2031(d) 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%	99,722
	FR Refuel LLC
87,957	Term Loan 10.208%, 11/08/2028(d) 1 mo. USD Term SOFR + 4.750%	86,638
	Gibson Brands, Inc.
97,500	2021 Term Loan 10.579%, 08/11/2028(d) 3 mo. USD Term SOFR + 5.000%	92,138
	Laseraway Intermediate Holdings II LLC
90,970	Term Loan 11.329%, 10/14/2027(d) 3 mo. USD Term SOFR + 5.750%	91,349
	Pacific Bells LLC
59,716	Term Loan B 10.096%, 11/10/2028(d) 3 mo. USD Term SOFR + 4.500%	59,810
	PCI Gaming Authority
100,000	0.000%, 06/06/2031(g)	99,950
100,000	0.000%, 05/29/2026(g)	99,950
	Peer Holding III BV
100,000	2024 USD Term Loan B5 0.000%, 06/20/2031(g)	100,229
	Playpower, Inc.
87,856	2019 Term Loan 10.956%, 05/08/2026(d) 3 mo. USD Term SOFR + 5.500%	85,870
	Recess Holdings, Inc.
100,000	2024 Term Loan B 9.844%, 02/20/2030(d) 1 mo. USD Term SOFR + 4.500%	100,750
	Tacala LLC
49,875	2024 Term Loan 9.344%, 01/31/2031(d) 1 mo. USD Term SOFR + 4.000%	50,151
	United Airlines, Inc.
673,313	2024 Term Loan B 8.094%, 02/22/2031(d) 1 mo. USD Term SOFR + 2.750%	675,837
	Weber-Stephen Products LLC
97,750	2022 Incremental Term Loan B 9.694%, 10/30/2027(d) 1 mo. USD Term SOFR + 4.250%	91,152

		3,268,773

Consumer, Non-cyclical: 5.2%
	AHP Health Partners, Inc.
490,671	2021 Term Loan B 8.958%, 08/24/2028(d) 1 mo. USD Term SOFR + 3.500%	492,590

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	American Residential Services LLC
$ 150,000	2020 Term Loan B 0.000%, 10/15/2027(g)	$149,625
	Bausch Health Cos., Inc.
94,500	2022 Term Loan B 10.694%, 02/01/2027(d) 1 mo. USD Term SOFR + 5.250%	86,482
	Blue Ribbon LLC
218,942	2021 Term Loan B 11.570%, 05/08/2028(d) 3 mo. USD Term SOFR + 6.000%	169,749
	Cardenas Markets, Inc.
98,992	2022 Term Loan 12.185%, 08/01/2029(d) 3 mo. USD Term SOFR + 6.750%	99,158
	Chef’s Warehouse Leasing Co. LLC
88,917	2022 Term Loan B 9.344%, 08/23/2029(d) 1 mo. USD Term SOFR + 4.000%	89,306
	Congruex Group LLC
44,644	Term Loan 11.230%, 05/03/2029(d) 3 mo. USD Term SOFR + 5.750%	34,748
	Crash Champions LLC
80,000	2024 Term Loan B 10.080%, 02/23/2029(d) 3 mo. USD Term SOFR + 4.750%	80,433
	Dermatology Intermediate Holdings III, Inc.
98,990	2022 Term Loan B 9.580%, 03/30/2029(d) 3 mo. USD Term SOFR + 4.250%	96,165
	EyeCare Partners LLC
83,180	10.037%, 11/30/2028(d) 3 mo. USD Term SOFR + 4.610%	51,468
20,039	11.078%, 08/31/2028(d) 3 mo. USD Term SOFR + 5.750%	20,180
	Florida Food Products LLC
67,079	Term Loan 10.458%, 10/18/2028(d) 1 mo. USD Term SOFR + 5.000%	58,516
	Fugue Finance BV
100,000	2024 USD Term Loan B 9.097%, 02/26/2031(d) 3 mo. USD Term SOFR + 3.750%	100,962
	Global Medical Response, Inc.
252,892	2024 PIK Term Loan 10.845%, 10/31/2028(d) 3 mo. USD Term SOFR + 5.500%	245,431
	Help At Home, Inc.
1,353	10.450%, 10/29/2027(d) 1 mo. USD Term SOFR + 5.000%	1,360
21,194	10.450%, 10/29/2027(d) 1 mo. USD Term SOFR + 5.000%	21,300
146,771	10.450%, 10/29/2027(d) 1 mo. USD Term SOFR + 5.000%	147,505
	Holding Socotec
97,000	2021 USD Term Loan 9.822%, 06/30/2028(d) 3 mo. USD Term SOFR + 4.250%	97,182
	Imagefirst Holdings LLC
37,694	2024 Term Loan 9.578%, 04/27/2028(d) 3 mo. USD Term SOFR + 4.250%	37,694

The accompanying notes are an integral part of these financial statements.

46	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Consumer, Non-cyclical (continued)
	Inception Finco SARL
$ 100,000	2024 USD Term Loan B 0.000%, 03/14/2031(g)	$100,734
	MB2 Dental Solutions LLC
2,200	13.500%, 02/13/2031(d) U.S. (Fed) Prime Rate + 5.000%	1,925
96,283	11.329%, 02/13/2031(d) 1 mo. USD Term SOFR + 6.000%	96,087
	Medline Borrower LP
365,077	2024 Term Loan B 8.094%, 10/23/2028(d) 1 mo. USD Term SOFR + 2.750%	366,218
	Midwest Veterinary Partners LLC
97,500	Term Loan 9.345%, 04/27/2028(d) 1 mo. USD Term SOFR + 4.000%	97,683
	Moran Foods LLC
12,145	12.685%, 06/30/2026(d) 3 mo. USD Term SOFR + 7.250%	4,116
5,688	12.685%, 06/30/2026(d) 3 mo. USD Term SOFR + 7.250%	1,928
11,307	12.685%, 06/30/2026(d) 3 mo. USD Term SOFR + 2.000%	3,832
	MPH Acquisition Holdings LLC
739,100	2021 Term Loan B 9.859%, 09/01/2028(d) 3 mo. USD Term SOFR + 4.250%	617,178
	NFM & J LP
49,268	11.174%-11.197%, 11/30/2027(d) 3 mo. USD Term SOFR + 5.750%	48,399
48,470	11.180%, 11/30/2027(d) 3 mo. USD Term SOFR + 5.750%	47,615
	Priority Holdings LLC
540,000	2024 Term Loan B 10.079%, 05/16/2031(d) 3 mo. USD Term SOFR + 4.750%	540,845
	Resonetics LLC
100,000	2024 Term Loan 9.082%, 06/06/2031(d) 3 mo. USD Term SOFR + 3.750%	100,313
	ScribeAmerica Intermediate Holdco LLC
45,759	2018 Term Loan 9.958%, 04/03/2025(d) 1 mo. USD Term SOFR + 4.500%	32,546
	Sotera Health Holdings LLC
620,000	2024 Term Loan B 8.594%, 05/30/2031(d) 1 mo. USD Term SOFR + 3.250%	619,743
	Southern Veterinary Partners LLC
119,990	Term Loan 9.095%, 10/05/2027(d) 1 mo. USD Term SOFR + 3.750%	120,390
	System One Holdings LLC
886,814	2024 Term Loan B 9.235%, 03/02/2028(d) 3 mo. USD Term SOFR + 3.750%	887,923
	Women’s Care Enterprises LLC
190,853	Term Loan 9.930%, 01/15/2028(d) 3 mo. USD Term SOFR + 4.500%	177,875

Principal Amount^		Value

Consumer, Non-cyclical (continued)
	WW International, Inc.
$ 9,000	2021 Term Loan B 8.958%, 04/13/2028(d) 1 mo. USD Term SOFR + 3.500%	$3,443

		5,948,647

Energy: 0.8%
	AL GCX Holdings LLC
150,000	Term Loan B 0.000%, 05/17/2029(g)	150,071
	AL NGPL Holdings LLC
290,230	Term Loan B 8.556%, 04/13/2028(d) 3 mo. USD Term SOFR + 3.250%	291,500
	BANGL LLC
99,348	Term Loan B 9.798%, 02/01/2029(d) 3 mo. USD Term SOFR + 4.500%	100,217
	GIP II Blue Holding LP
43,154	Term Loan B 9.094%, 09/29/2028(d) 1 mo. USD Term SOFR + 4.500%	43,654
	Medallion Midland Acquisition LLC
353,225	2023 Term Loan 8.844%, 10/18/2028(d) 3 mo. USD Term SOFR + 3.500%	355,378
	Venture Global Calcasieu Pass LLC
20,605	Term Loan 8.069%, 08/19/2026(d) 1 mo. USD Term SOFR + 2.625%	20,669

		961,489

Financial: 3.0%
	Advisor Group, Inc.
99,750	2024 Term Loan 9.344%, 08/17/2028(d) 1 mo. USD Term SOFR + 4.000%	100,180
	AllSpring Buyer LLC
152,288	9.375%, 11/01/2028(d) 3 mo. USD Term SOFR + 4.000%	152,526
194,503	8.887%, 11/01/2028(d) 3 mo. USD Term SOFR + 3.250%	194,328
	AqGen Island Holdings, Inc.
99,477	Term Loan 8.958%, 08/02/2028(d) 1 mo. USD Term SOFR + 3.500%	99,676
	Ardonagh Midco 3 PLC
50,000	2024 USD Term Loan B 0.000%, 02/17/2031(g)	49,969
	Aretec Group, Inc.
99,250	2024 Term Loan B 9.344%, 08/09/2030(d) 1 mo. USD Term SOFR + 4.000%	99,757
	Asurion LLC
98,997	2023 Term Loan B11 9.694%, 08/19/2028(d) 1 mo. USD Term SOFR + 4.250%	98,390
	Blackhawk Network Holdings, Inc.
30,000	2024 Term Loan 10.344%, 03/12/2029(d) 1 mo. USD Term SOFR + 5.000%	30,103

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	47

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Financial (continued)
	Chrysaor Bidco SARL
$ 6,886	0.000%, 05/14/2031(g)	$6,925
93,114	0.000%, 05/14/2031(g)	93,638
	Citadel Securities LP
99,019	2023 Term Loan B 7.594%, 07/29/2030(d) 1 mo. USD Term SOFR + 2.250%	99,415
	Eisner Advisory Group LLC
99,500	2024 Term Loan B 9.344%, 02/28/2031(d) 1 mo. USD Term SOFR + 4.000%	100,599
	Fiserv Investment Solutions, Inc.
99,482	2020 Term Loan B 9.326%, 02/18/2027(d) 3 mo. USD Term SOFR + 4.000%	95,948
	Higginbotham Insurance Agency, Inc.
97,076	10.944%, 11/24/2028(d) 1 mo. USD Term SOFR + 5.500%	96,264
46,209	10.944%, 11/24/2028(d) 1 mo. USD Term SOFR + 5.500%	45,822
	HighTower Holdings LLC
136,087	2021 Term Loan B 9.586%, 04/21/2028(d) 3 mo. USD Term SOFR + 4.000%	136,576
	HUB International Ltd.
99,750	2024 Term Loan B 8.575%, 06/20/2030(d) 3 mo. USD Term SOFR + 3.250%	100,083
	HV Eight LLC
429,216 (EUR)	EUR Delayed Draw Term Loan 7.430%, 11/22/2027(d) 3 mo. EURIBOR + 3.500%	454,614
	Jones Deslauriers Insurance Management, Inc.
99,750	2024 Term Loan B 8.830%, 03/15/2030(d) 3 mo. USD Term SOFR + 3.500%	99,949
	LendingTree, Inc.
550,200	Term Loan B 9.193%, 09/15/2028(d) 1 mo. USD Term SOFR + 3.750%	545,779
	Midcap Financial Holdings Trust
300,000	2024 Term Loan 8.847%, 04/15/2027(d) 3 mo. USD Term SOFR + 3.500%	300,000
	PMH Newco LP
274,754	Term Loan 8.495%, 10/02/2030(d) 3 mo. USD Term SOFR + 3.150%	274,227
	PMH SPV - C LLC
82,980	Term Loan 8.495%, 10/02/2030(d) 3 mo. USD Term SOFR + 3.150%	82,435
	Saphilux SARL
99,500	2024 USD Term Loan B 9.326%, 07/18/2028(d) 3 mo. USD Term SOFR + 4.000%, 6 mo. USD Term SOFR + 4.000%	100,371

		3,457,574

Principal Amount^		Value

Industrial: 2.2%
	Anchor Packaging, Inc.
$ 99,219	8.845%, 07/18/2029(d) 3 mo. USD Term SOFR + 3.750%	$99,417
	API Holdings III LLC
7,682	12.335%, 03/25/2027(d)(h) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	7,496
102,005	12.345%, 05/10/2027(d)(h) 1 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	73,189
	Arcline FM Holdings LLC
49,744	2021 1st Lien Term Loan 10.346%, 06/23/2028(d) 3 mo. USD Term SOFR + 4.750%	49,950
	Azuria Water Solutions, Inc.
99,500	2024 Term Loan 9.594%, 05/17/2028(d) 1 mo. USD Term SOFR + 4.250%	100,024
	Bettcher Industries, Inc.
99,745	2021 Term Loan 9.344%, 12/14/2028(d) 1 mo. USD Term SOFR + 4.000%	99,558
	Bleriot U.S. Bidco, Inc.
99,000	2023 Term Loan B 8.585%, 10/31/2030(d) 3 mo. USD Term SOFR + 3.250%	99,582
	CP Atlas Buyer, Inc.
99,004	2021 Term Loan B 9.194%, 11/23/2027(d) 1 mo. USD Term SOFR + 3.750%	96,810
	Denali Water Solutions
60,072	Term Loan B 9.735%, 03/27/2028(d) 3 mo. USD Term SOFR + 4.250%	51,902
	EMRLD Borrower LP
180,000	2024 Term Loan B 0.000%, 06/18/2031(g)	180,225
	Emrld Borrower LP
85,326	Term Loan B 7.844%, 05/31/2030(d) 1 mo. USD Term SOFR + 2.500%	85,423
	Ilpea Parent, Inc.
425,526	2021 Term Loan 9.944% - 9.964%, 06/22/2028(d) 1 mo. USD Term SOFR + 4.500%	425,526
	Michael Baker International LLC
50,000	2024 Term Loan B 0.000%, 12/01/2028(g)	50,190
	Orion Group Holdco LLC
52,966	11.595%, 03/19/2027(d)	52,563
34,504	11.846%, 03/19/2027(d) 3 mo. USD Term SOFR + 6.250%	33,740
	Pelican Products, Inc.
98,985	2021 Term Loan 9.846%, 12/29/2028(d) 3 mo. USD Term SOFR + 4.250%	91,879
	Propulsion BC Finco SARL
185,000	0.000%, 09/14/2029(g)	185,886
472,800	9.085%, 09/14/2029(d) 3 mo. USD Term SOFR + 3.750%	475,065
	Quikrete Holdings, Inc.
99,750	2024 Term Loan B 7.844%, 04/14/2031(d) 1 mo. USD Term SOFR + 2.500%	100,088
	Ravago Holdings America, Inc.
98,977	2021 Term Loan B 10.000%, 03/04/2028(d) 3 mo. USD Term SOFR + 1.500%	99,101

The accompanying notes are an integral part of these financial statements.

48	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

BANK LOANS (CONTINUED)

Industrial (continued)
	Service Logic Acquisition, Inc.
$ 98,977	Term Loan 9.591%, 10/29/2027(d) 3 mo. USD Term SOFR + 4.000%	$99,472

		2,557,086

Technology: 2.4%
	Apttus Corp.
98,982	2021 Term Loan 9.458%, 05/08/2028(d) 1 mo. USD Term SOFR + 4.000%	99,106
	Aston FinCo SARL
95,750	2019 Term Loan B 9.708%, 10/09/2026(d) 1 mo. USD Term SOFR + 4.250%	88,605
	Athenahealth Group, Inc.
371,304	2022 Term Loan B 8.594%, 02/15/2029(d) 1 mo. USD Term SOFR + 3.250%	370,550
	Atlas CC Acquisition Corp.
15,746	9.859%, 05/25/2028(d) 3 mo. USD Term SOFR + 4.250%	11,680
3,172	9.859%, 05/25/2028(d) 3 mo. USD Term SOFR + 4.250%	2,353
	Avalara, Inc.
136,364	Term Loan 12.585%, 10/19/2028(d) 3 mo. USD Term SOFR + 7.250%	134,958
	Central Parent, Inc.
615,350	2024 Term Loan B 8.585%, 07/06/2029(d) 3 mo. USD Term SOFR + 3.250%	608,237
	Drake Software LLC
150,000	2024 Term Loan B 0.000%, 06/17/2031(g)	148,688
	Eastern Power LLC
750,000	0.000%, 10/02/2025(g)	747,956
	Finastra USA, Inc.
1,323	12.581%, 09/13/2029(d) 3 mo. USD Term SOFR + 7.250%	1,318
90,773	12.459%, 09/13/2029(d) 3 mo. USD Term SOFR + 7.250%	90,063
	Modena Buyer LLC
100,000	Term Loan 0.000%, 04/18/2031(g)	97,735
	Press Ganey Holdings, Inc.
100,000	2024 Term Loan B 8.844%, 04/30/2031(d) 1 mo. USD Term SOFR + 3.500%	100,052
	Project Ruby Ultimate Parent Corp.
99,750	2024 Incremental Term Loan 8.958%, 03/10/2028(d) 1 mo. USD Term SOFR + 3.500%	100,109
	Sitecore Holding III AS
128,788	2023 Incremental Term Loan 11.534%, 03/12/2029(d) 6 mo. USD Term SOFR + 6.250%	128,285
	World Wide Technology Holding Co. LLC
89,250	2024 Term Loan 8.179%, 03/01/2030(d) 1 mo. USD Term SOFR + 2.750%	89,696

		2,819,391

Principal Amount^		Value

Utilities: 0.4%
	Calpine Construction Finance Co. LP
$ 99,500	2023 Refinancing Term Loan B 7.344%, 07/31/2030(d) 1 mo. USD Term SOFR + 2.000%	$99,308
	Eastern Power LLC
362,893	Term Loan B 9.208%, 10/02/2025(d) 1 mo. USD Term SOFR + 3.750%	361,904

		461,212

TOTAL BANK LOANS (Cost $21,029,322)		20,604,529

CONVERTIBLE BONDS: 0.2%

Communications: 0.0%
	Cable One, Inc.
50,000	0.000%, 03/15/2026(i)	44,000

Energy: 0.2%
	NextEra Energy Partners LP
240,000	2.500%, 06/15/2026(b)	219,901

TOTAL CONVERTIBLE BONDS (Cost $259,150)		263,901

CORPORATE BONDS: 40.0%

Basic Materials: 0.9%
	Alcoa Nederland Holding BV
200,000	5.500%, 12/15/2027(b)	197,141
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(b)	105,085
	International Flavors & Fragrances, Inc.
90,000	1.230%, 10/01/2025(b)	85,152
	Mativ Holdings, Inc.
346,000	6.875%, 10/01/2026(b)	344,192
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(b)	61,771
	Novelis Corp.
100,000	3.250%, 11/15/2026(b)	94,186
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(b)	115,914
	SK Invictus Intermediate II SARL
100,000	5.000%, 10/30/2029(b)	90,668

		1,094,109

Communications: 2.5%
	Altice France SA
200,000	5.500%, 10/15/2029(b)	132,093
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(b)	49,307
150,000	4.250%, 02/15/2029	101,361
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(b)(c) 5 yr. CMT + 3.493%	179,986
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,105,000	7.375%, 03/01/2031(b)	1,090,708
	Cogent Communications Group, Inc.
100,000	3.500%, 05/01/2026(b)	95,844
	Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
100,000	7.000%, 06/15/2027(b)	99,207

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	49

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Communications (continued)
	Connect Finco SARL/Connect U.S. Finco LLC
$ 330,000	6.750%, 10/01/2026(b)	$318,792
	LCPR Senior Secured Financing DAC
200,000	5.125%, 07/15/2029(b)	166,157
	Level 3 Financing, Inc.
38,188	11.000%, 11/15/2029(b)	39,129
231,000	4.500%, 04/01/2030(b)	126,562
	Match Group Holdings II LLC
50,000	4.625%, 06/01/2028(b)	46,848
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(b)	96,549
40,000	8.000%, 08/01/2029(b)	38,937
	Paramount Global
16,000	5.900%, 10/15/2040	12,879
10,000	4.850%, 07/01/2042	7,195
8,000	5.250%, 04/01/2044	5,869
28,000	4.900%, 08/15/2044	19,593
5,000	4.600%, 01/15/2045	3,364
	Sirius XM Radio, Inc.
100,000	3.125%, 09/01/2026(b)	94,176
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(b)	82,564
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(c) 5 yr. CMT + 3.073%	73,851

		2,880,971

Consumer, Cyclical: 3.6%
	Advance Auto Parts, Inc.
100,000	5.900%, 03/09/2026	100,053
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(b)	71,025
	Air Canada Pass Through Trust
14,315	Series 2020-2-A 5.250%, 10/01/2030(b)	14,147
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(b)	40,729
	Beacon Roofing Supply, Inc.
100,000	6.500%, 08/01/2030(b)	101,005
	CD&R Smokey Buyer, Inc.
100,000	6.750%, 07/15/2025(b)	99,471
	Clarios Global LP/Clarios U.S. Finance Co.
100,000	6.250%, 05/15/2026(b)	99,973
	Deuce Finco PLC
100,000 (GBP)	5.500%, 06/15/2027(b)	121,111
	Ferrellgas LP/Ferrellgas Finance Corp.
140,000	5.375%, 04/01/2026(b)	137,056
	Flutter Treasury DAC
200,000	6.375%, 04/29/2029(b)	201,580
	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
880,000	5.750%, 01/20/2026(b)	839,355
	International Game Technology PLC
200,000	4.125%, 04/15/2026(b)	194,765
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(b)	31,120
	Lightning eMotors, Inc.
65,000	7.500%, 03/01/2037	59,724
130,000	Series 2022-1-A 5.500%, 03/01/2037	119,294

Principal Amount^		Value

Consumer, Cyclical (continued)
	Macy’s Retail Holdings LLC
$ 342,000	5.875%, 03/15/2030(b)	$328,408
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(b)	110,280
	Nordstrom, Inc.
485,000	4.375%, 04/01/2030	441,465
	ONE Hotels GmbH
100,000 (EUR)	7.750%, 04/02/2031(b)	111,890
	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
100,000	8.000%, 08/01/2030(b)	102,702
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(b)	85,891
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(b)	97,563
	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
125,000	6.625%, 05/01/2032(b)	127,036
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(b)	91,893
	Thunderbird Entertainment Group, Inc.
65,000	7.500%, 03/01/2037	59,724
130,000	Series 2022-1-1A 5.500%, 03/01/2037	119,294
	United Airlines, Inc.
100,000	4.375%, 04/15/2026(b)	96,713
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(b)	102,821

		4,106,088

Consumer, Non-cyclical: 2.9%
	ADT Security Corp.
100,000	4.875%, 07/15/2032(b)	91,916
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
100,000	3.250%, 03/15/2026(b)	96,126
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	7,733
	Ashtead Capital, Inc.
420,000	5.500%, 08/11/2032(b)	410,737
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(b)	543,420
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(b)	100,015
	Block, Inc.
100,000	6.500%, 05/15/2032(b)	101,310
	Boost Newco Borrower LLC
200,000	7.500%, 01/15/2031(b)	208,719
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(b)	89,426
	Catalent Pharma Solutions, Inc.
72,000	3.125%, 02/15/2029(b)	68,967
	CPI CG, Inc.
30,000	10.000%, 07/15/2029(b)(f)	31,072
	Endo Luxembourg Finance SARL
200,000	0.000%, 04/01/2029(b)	15
	Fontainebleau Vegas Funded
59,809()	0.000%, 01/31/2026	59,809
	GXO Logistics, Inc.
100,000	6.250%, 05/06/2029	101,837
	IQVIA, Inc.
200,000	5.000%, 10/15/2026(b)	196,423

The accompanying notes are an integral part of these financial statements.

50	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Non-cyclical (continued)
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
$ 50,000	3.750%, 12/01/2031	$43,826
100,000	4.375%, 02/02/2052	74,855
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
42,000	7.000%, 12/31/2027(b)	43,460
	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.
200,000	5.000%, 02/01/2026(b)	198,351
	Medline Borrower LP
100,000	3.875%, 04/01/2029(b)	92,157
	Medline Borrower LP/Medline Co.-Issuer, Inc.
100,000	6.250%, 04/01/2029(b)	101,308
	Prime Security Services Borrower LLC/Prime Finance, Inc.
100,000	5.750%, 04/15/2026(b)	99,332
	Smithfield Foods, Inc.
150,000	2.625%, 09/13/2031(b)	120,375
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(b)	149,037
	TriNet Group, Inc.
100,000	7.125%, 08/15/2031(b)	101,665
	Valvoline, Inc.
66,000	3.625%, 06/15/2031(b)	56,945
	Verisure Holding AB
100,000 (EUR)	5.500%, 05/15/2030(b)	109,020
	WW International, Inc.
91,000	4.500%, 04/15/2029(b)	35,368

		3,333,224

Energy: 2.7%
	BP Capital Markets PLC
250,000	4.875%, 03/22/2030(a)(c) 5 yr. CMT + 4.398%	236,468
	Buckeye Partners LP
100,000	3.950%, 12/01/2026	94,999
	Cheniere Energy Partners LP
100,000	5.750%, 08/15/2034(b)	100,492
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	100,670
	CVR Energy, Inc.
100,000	8.500%, 01/15/2029(b)	100,504
	DT Midstream, Inc.
100,000	4.125%, 06/15/2029(b)	92,639
	Energy Transfer LP
510,000	7.375%, 02/01/2031(b)	532,635
	Global Partners LP/GLP Finance Corp.
100,000	7.000%, 08/01/2027	100,485
25,000	6.875%, 01/15/2029	24,788
	Hess Midstream Operations LP
100,000	5.625%, 02/15/2026(b)	99,313
	HF Sinclair Corp.
100,000	6.375%, 04/15/2027(b)	100,254
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(b)	113,426
	Kinetik Holdings LP
100,000	5.875%, 06/15/2030(b)	98,604
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(b)	96,185

Principal Amount^		Value

Energy (continued)
	NuStar Logistics LP
$ 100,000	6.375%, 10/01/2030	$101,752
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	112,266
	Parkland Corp.
100,000	4.625%, 05/01/2030(b)	91,295
	Sunoco LP
460,000	7.000%, 05/01/2029(b)	472,300
50,000	7.250%, 05/01/2032(b)	51,749
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	149,237
	TransMontaigne Partners LP/TLP Finance Corp.
100,000	6.125%, 02/15/2026	96,912
	Venture Global Calcasieu Pass LLC
100,000	3.875%, 08/15/2029(b)	91,142
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(b)	54,833
50,000	9.875%, 02/01/2032(b)	54,392

		3,167,340

Financial: 20.6%
	Aegon Ltd.
300,000	5.500%, 04/11/2048(c) 6 mo. USD LIBOR + 3.540%	289,996
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(b)	101,240
	American Coastal Insurance Corp.
255,000	7.250%, 12/15/2027	241,931
	AP Grange Holdings
400,000	6.500%, 03/20/2045	400,000
	Apollo Management Holdings LP
700,000	4.950%, 01/14/2050(b)(c) 5 yr. CMT + 3.266%	687,360
	Arbor Realty SR, Inc.
685,000	Series QIB 8.500%, 10/15/2027(b)	620,663
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(c) 5 yr. CMT + 3.186%	366,805
	Bank of America Corp.
950,000	Series RR 4.375%, 01/27/2027(a)(c) 5 yr. CMT + 2.760%	900,782
	BlackRock TCP Capital Corp.
395,000	6.950%, 05/30/2029	385,856
	Blackstone Mortgage Trust, Inc.
465,000	3.750%, 01/15/2027(b)	419,606
	Blue Owl Technology Finance Corp. II
495,000	6.750%, 04/04/2029(b)	484,738
	Brazilian Merchant Voucher Receivables Ltd.
129,399	4.180%, 04/07/2028(c)(j)	125,341
	Bread Financial Holdings, Inc.
745,000	9.750%, 03/15/2029(b)	783,495
	Brightsphere Investment Group, Inc.
235,000	4.800%, 07/27/2026	225,252
	Ceamer Finance II LLC
231,717	6.920%, 11/15/2037	224,892
	Charles Schwab Corp.
100,000	Series H 4.000%, 12/01/2030(a)(c) 10 yr. CMT + 3.079%	85,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	51

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	CION Investment Corp.
$230,000	4.500%, 02/11/2026	$221,083
	Citigroup, Inc.
100,000	Series W 4.000%, 12/10/2025(a)(c) 5 yr. CMT + 3.597%	96,023
150,000	Series X 3.875%, 02/18/2026(a)(c) 5 yr. CMT + 3.417%	142,258
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	50,088
	Comerica Bank
645,000	4.000%, 07/27/2025	630,873
	Corebridge Financial, Inc.
525,000	6.875%, 12/15/2052(c) 5 yr. CMT + 3.846%	530,023
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(b)	70,549
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(b)	278,133
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	129,743
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	165,127
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(b)	203,849
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(c) 5 yr. CMT + 5.468%	196,087
770,000	5.500%, 01/15/2042(c) 5 yr. CMT + 4.006%	745,149
	Equitable Holdings, Inc.
150,000	Series B 4.950%, 09/15/2025(a)(c) 5 yr. CMT + 4.736%	148,039
	F&G Annuities & Life, Inc.
400,000	7.400%, 01/13/2028	413,630
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(b)	283,200
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(c) 5 yr. CMT + 6.323%	627,406
	Fifth Third Bancorp
400,000	6.361%, 10/27/2028(c) 1 day USD SOFR Index + 2.192%	408,922
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	90,641
	Global Atlantic Fin Co.
516,000	7.950%, 06/15/2033(b)	568,058
50,000	4.700%, 10/15/2051(b)(c) 5 yr. CMT + 3.796%	46,457
24,000	6.750%, 03/15/2054(b)	23,873
210,000	7.950%, 10/15/2054(b)(c) 5 yr. CMT + 3.608%	211,807
	GLP Capital LP/GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	49,321
140,000	4.000%, 01/15/2031	125,666
	Goldman Sachs Group, Inc.
100,000	Series U 3.650%, 08/10/2026(a)(c) 5 yr. CMT + 2.915%	93,160

Principal Amount^		Value

Financial (continued)
$ 150,000	Series X 7.500%, 05/10/2029(a)(c) 5 yr. CMT + 2.809%	$154,651
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.
575,000	6.375%, 07/01/2034(b)(f)	564,479
	HAT Holdings I LLC/HAT Holdings II LLC
450,000	3.375%, 06/15/2026(b)	425,013
	Horace Mann Educators Corp.
93,000	7.250%, 09/15/2028	98,767
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	132,702
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(b)	90,980
	Iron Mountain, Inc.
150,000	5.625%, 07/15/2032(b)	142,587
	Jane Street Group/JSG Finance, Inc.
100,000	4.500%, 11/15/2029(b)	93,877
170,000	7.125%, 04/30/2031(b)	174,199
	Jefferies Finance LLC/JFIN Co.-Issuer Corp.
200,000	5.000%, 08/15/2028(b)	184,712
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	85,658
100,000	4.750%, 02/01/2030	83,102
56,000	5.000%, 03/01/2031	45,818
	KKR Core Holding Co. LLC
96,120	4.000%, 08/12/2031	86,107
	Kuvare U.S. Holdings, Inc.
90,000	Series A 7.000%, 02/17/2051(b)(c) 5 yr. CMT + 6.541%	90,000
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(b)	137,148
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(b)	139,965
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	101,892
	Main Street Capital Corp.
245,000	6.950%, 03/01/2029	247,688
	Markel Group, Inc.
170,000	6.000%, 06/01/2025(a)(c) 5 yr. CMT + 5.662%	169,035
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(b)(c) 5 yr. CMT + 3.982%	999,780
	Nationstar Mortgage Holdings, Inc.
70,000	5.000%, 02/01/2026(b)	68,579
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	570,665
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(b)	47,660
	OneMain Finance Corp.
100,000	9.000%, 01/15/2029	105,575
	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
535,000	6.375%, 02/01/2027(b)	515,811
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(c) 5 yr. CMT + 3.815%	264,615
	PennyMac Financial Services, Inc.
20,000	7.875%, 12/15/2029(b)	20,638
100,000	7.125%, 11/15/2030(b)	99,845

The accompanying notes are an integral part of these financial statements.

52	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Financial (continued)
	RenaissanceRe Holdings Ltd.
$ 425,000	5.750%, 06/05/2033	$426,394
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	131,068
	Safehold GL Holdings LLC
100,000	6.100%, 04/01/2034	99,024
	Scentre Group Trust 2
410,000	5.125%, 09/24/2080(b)(c) 5 yr. CMT + 4.685%	382,421
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(b)	427,900
	SiriusPoint Ltd.
200,000	7.000%, 04/05/2029	202,997
	SLM Corp.
100,000	4.200%, 10/29/2025	97,464
	Starwood Property Trust, Inc.
560,000	4.375%, 01/15/2027(b)	530,793
	Stewart Information Services Corp.
625,000	3.600%, 11/15/2031	518,106
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	325,024
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(c) 5 yr. CMT + 4.075%	51,942
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	296,589
	U.S. Bancorp
610,000	Series N 3.700%, 01/15/2027(a)(c) 5 yr. CMT + 2.541%	553,201
	United Wholesale Mortgage LLC
100,000	5.500%, 04/15/2029(b)	95,081
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	328,494
	VFH Parent LLC/Valor Co.-Issuer, Inc.
100,000	7.500%, 06/15/2031(b)	100,606
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(a)(c) 5 yr. CMT + 3.606%	106,736
100,000	Series BB 3.900%, 03/15/2026(a)(c) 5 yr. CMT + 3.453%	95,749
	Wilton RE Ltd.
190,000	6.000%, 10/22/2030(a)(b)(c) 5 yr. CMT + 5.266%	172,889

		23,776,648

Industrial: 3.2%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(b)	92,914
	Artera Services LLC
50,000	8.500%, 02/15/2031(b)	51,507
	Ball Corp.
100,000	6.875%, 03/15/2028	102,638
	Boeing Co.
100,000	6.528%, 05/01/2034(b)	102,629

Principal Amount^		Value

Industrial (continued)
	Brundage-Bone Concrete Pumping Holdings, Inc.
$ 150,000	6.000%, 02/01/2026(b)	$148,495
	Cml Fontainebleau Vegas
149,340	0.000%, 01/31/2026	149,340
	Crown Americas LLC/Crown Americas Capital Corp. VI
100,000	4.750%, 02/01/2026	98,382
	EnerSys
100,000	6.625%, 01/15/2032(b)	101,803
	Enpro, Inc.
100,000	5.750%, 10/15/2026	98,702
	Enviri Corp.
175,000	5.750%, 07/31/2027(b)	166,352
	Flowserve Corp.
60,000	3.500%, 10/01/2030	53,530
	Fontainebleau Vegas Funded
27,564	10.211%, 01/31/2026	27,564
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(b)	66,840
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/15/2028(b)	22,101
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(b)	100,017
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(b)	178,900
	Hillenbrand, Inc.
250,000	6.250%, 02/15/2029	251,565
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(b)	242,107
	Masterbrand, Inc.
310,000	7.000%, 07/15/2032(b)	313,804
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2027(b)	102,175
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(b)	100,793
	Sealed Air Corp.
535,000	6.500%, 07/15/2032(b)	533,093
	Sealed Air Corp./Sealed Air Corp. U.S.
100,000	6.125%, 02/01/2028(b)	99,869
	Summit Materials LLC/Summit Materials Finance Corp.
100,000	7.250%, 01/15/2031(b)	103,672
	TD SYNNEX Corp.
100,000	6.100%, 04/12/2034	100,549
	TopBuild Corp.
50,000	3.625%, 03/15/2029(b)	44,959
	TransDigm, Inc.
100,000	6.875%, 12/15/2030(b)	102,175
	Wrangler Holdco Corp.
100,000	6.625%, 04/01/2032(b)	99,734
	XPO, Inc.
85,000	6.250%, 06/01/2028(b)	85,589

		3,741,798

Technology: 1.8%
	ACI Worldwide, Inc.
100,000	5.750%, 08/15/2026(b)	99,556
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(b)	798,247
	Boxer Parent Co., Inc.
100,000 (EUR)	6.500%, 10/02/2025	107,313

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	53

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Technology (continued)
	Capstone Borrower, Inc.
$ 100,000	8.000%, 06/15/2030(b)	$103,395
	Central Parent, Inc./CDK Global, Inc.
100,000	7.250%, 06/15/2029(b)	99,586
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(b)	95,972
	Dye & Durham Ltd.
40,000	8.625%, 04/15/2029(b)	40,621
	Fair Isaac Corp.
100,000	5.250%, 05/15/2026(b)	98,983
	Foundry JV Holdco LLC
200,000	6.150%, 01/25/2032(b)	204,338
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(b)	87,823
	Twilio, Inc.
100,000	3.875%, 03/15/2031	88,045
	VC3, Inc.
248,946	3.500%, 10/15/2041	222,184

		2,046,063

Utilities: 1.8%
	Alexander Funding Trust II
605,000	7.467%, 07/31/2028(b)	640,601
	AmeriGas Partners LP/AmeriGas Finance Corp.
25,000	5.500%, 05/20/2025	24,915
50,000	5.875%, 08/20/2026	48,486
	Edison International
300,000	7.875%, 06/15/2054(c) 5 yr. CMT + 3.658%	309,850
445,000	Series A 5.375%, 03/15/2026(a)(c) 5 yr. CMT + 4.698%	434,612
	NextEra Energy Capital Holdings, Inc.
230,000	6.750%, 06/15/2054(c) 5 yr. CMT + 2.457%	232,046
	Vistra Operations Co. LLC
385,000	6.950%, 10/15/2033(b)	412,432

		2,102,942

TOTAL CORPORATE BONDS (Cost $47,307,713)		46,249,183

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.1%
	U.S. Treasury Notes
2,000,000	0.375%, 09/15/2024(k)	1,979,630
1,900,000	1.000%, 12/15/2024(k)	1,863,452
900,000	1.750%, 03/15/2025(k)	878,484
700,000	2.875%, 06/15/2025	685,239
500,000	3.500%, 09/15/2025	491,064

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $5,912,253)		5,897,869

MORTGAGE-BACKED SECURITIES: 8.1%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 8.046%, 12/18/2037(b)(d) 1 mo. USD Term SOFR + 2.714%	239,236

Principal Amount^		Value
	Alternative Loan Trust
$ 104,520	Series 2007-OA4-A1 5.800%, 05/25/2047(d) 1 mo. USD Term SOFR + 0.454%	$87,545
105,010	Series 2007-OA7-A1A 5.820%, 05/25/2047(d) 1 mo. USD Term SOFR + 0.474%	95,339
	BCAP LLC Trust
279,741	Series 2006-AA2-A1 5.800%, 01/25/2037(d) 1 mo. USD Term SOFR + 0.454%	244,815
	BPR Trust
230,000	Series 2022-OANA-C 8.026%, 04/15/2037(b)(d) 1 mo. USD Term SOFR + 2.697%	230,218
	BRAVO Residential Funding Trust
93,712	Series 2022-R1-A 3.125%, 01/29/2070(b)(c)(e)	88,371
	BX Commercial Mortgage Trust
150,000	Series 2021-VOLT-E 7.443%, 09/15/2036(b)(d) 1 mo. USD Term SOFR + 2.114%	148,233
	BX Trust
100,000	Series 2023-DELC-B 8.668%, 05/15/2038(b)(d) 1 mo. USD Term SOFR + 3.339%	100,579
150,000	Series 2024-VLT4-D 7.760%, 07/15/2029(b)(d) 1 mo. USD Term SOFR + 2.440%	149,297
	BXMT Ltd.
250,000	Series 2020-FL2-D 7.393%, 02/15/2038(b)(d) 1 mo. USD Term SOFR + 2.064%	190,434
100,000	Series 2020-FL3-D 8.243%, 11/15/2037(b)(d) 1 mo. USD Term SOFR + 2.914%	84,746
	Capmark Military Housing Trust
90,355	Series 2007-AET2-A 6.063%, 10/10/2052(b)	84,232
	CD Mortgage Trust
797,489	Series 2017-CD4-XA 1.376%, 05/10/2050(c)(l)	21,550
	CFMT LLC
100,000	Series 2022-HB9 M1 3.250%, 09/25/2037(b)(c)	90,581
	Citigroup Mortgage Loan Trust, Inc.
84,986	Series 2022-A-A1 6.170%, 09/25/2062(b)(c)(e)	85,030
	Credit Suisse Mortgage-Backed Trust
52,238	Series 2020-RPL5-A1 4.714%, 08/25/2060(b)(c)	52,037
	CSMC Trust
101,177	Series 2021-RPL4-A1 4.052%, 12/27/2060(b)(c)	99,347
	Federal Home Loan Mortgage Corp.
138,884	5.000%, 09/01/2052	134,859
99,066	5.000%, 03/01/2053	96,096
	Federal National Mortgage Association
52,210	5.000%, 09/01/2052	50,672
178,832	5.000%, 05/01/2053	173,431
2,466,345	5.500%, 05/01/2053	2,440,488
48,533	5.000%, 06/01/2053	47,044
143,337	5.000%, 08/01/2053	139,008

The accompanying notes are an integral part of these financial statements.

54	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

MORTGAGE-BACKED SECURITIES (CONTINUED)
	FIGRE Trust
$ 94,597	Series 2024-HE1-B 6.506%, 03/25/2054(b)(c)	$94,918
	Finance of America HECM Buyout
100,000	Series 2022-HB2-M2 6.000%, 08/01/2032(b)(c)	98,384
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,681,872	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(c)(l)	153,905
4,171,815	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(c)(l)	200,649
	GCAT Trust
85,381	Series 2022-NQM5-A3 5.710%, 08/25/2067(b)(c)(e)	84,266
136,108	Series 2023-NQM2-A3 6.598%, 11/25/2067(b)(c)(e)	136,619
96,893	Series 2024-NQM2-A3 6.541%, 06/25/2059(b)(c)(e)	96,976
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 8.095%, 12/15/2036(b)(d) 1 mo. USD Term SOFR + 2.764%	242,607
250,000	Series 2020-UPTN-E 3.354%, 02/10/2037(b)(c)	235,689
	HarborView Mortgage Loan Trust
174,909	Series 2006-12-2A2A 5.833%, 01/19/2038(d) 1 mo. USD Term SOFR + 0.494%	150,848
	JP Morgan Chase Commercial Mortgage Securities Trust
1,427,455	Series 2016-JP2-XA 1.936%, 08/15/2049(c)(l)	35,770
	JPMDB Commercial Mortgage Securities Trust
179,859	Series 2017-C5-XA 1.020%, 03/15/2050(c)(l)	2,932
	LSTAR Securities Investment Ltd.
198,811	Series 2024-1-A 8.436%, 01/01/2029(b)(d) 30 day USD SOFR Average + 3.100%	202,995
	NYMT Loan Trust
382,433	Series 2022-SP1-A1 5.250%, 07/25/2062(b)(c)(e)	375,047
	OBX Trust
81,535	Series 2022-NQM8-A3 6.100%, 09/25/2062(b)(c)(e)	81,052
85,117	Series 2022-NQM9-A3 6.450%, 09/25/2062(b)(c)(e)	85,005
100,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(b)(c)	100,700
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(b)(c)	150,645
100,000	Series 2024-NQM5-M1 6.513%, 12/01/2064(b)	100,514
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(b)(c)	152,853
147,571	Series 2024-NQM7-A3 6.598%, 03/25/2064(b)(c)(e)	148,620

Principal Amount^		Value
	Preston Ridge Partners Mortgage LLC
$ 66,204	Series 2021-5-A1 4.793%, 06/25/2026(b)(c)(e)	$65,747
	PRPM LLC
500,000	Series 2024-RPL2-A2 3.500%, 05/25/2054(b)(c)(e)	454,242
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 5.619%, 06/25/2046(d) 1 mo. USD Term SOFR + 0.474%	84,553
	Taubman Centers Commercial Mortgage Trust
230,000	Series 2022-DPM-C 9.106%, 05/15/2037(b)(d) 1 mo. USD Term SOFR + 3.777%	231,513
	Towd Point Revolving Trust
349,474	1.000%, 11/01/2069	349,649
	Wells Fargo Commercial Mortgage Trust
883,069	Series 2016-BNK1-XA 1.850%, 08/15/2049(c)(l)	22,017

TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,562,739)		9,311,903

MUNICIPAL BOND: 0.0%

Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,842

TOTAL MUNICIPAL BOND (Cost $4,744)		4,842

Shares

SHORT-TERM INVESTMENTS: 8.9%

MONEY MARKET FUNDS: 1.8%
2,128,471	State Street Institutional Treasury Money Market Fund - Premier Class,5.24%(m)	2,128,471

TOTAL MONEY MARKET FUNDS (Cost $2,128,471)		2,128,471

Principal Amount^

REPURCHASE AGREEMENTS: 7.0%
$8,061,533	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $8,176,200, U.S. Treasury Notes, 4.500%, due 03/31/2026, value $8,225,996] (proceeds $8,062,608)	8,061,533

TOTAL REPURCHASE AGREEMENTS (Cost $8,061,533)		8,061,533

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	55

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

TREASURY BILL: 0.1%
	U.S. Treasury Bills
$ 100,000	5.081%, 10/10/2024((k)(n)(o)	$98,544

	TOTAL TREASURY BILL (Cost $98,561)	98,544

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,288,565)	10,288,548

	TOTAL PURCHASED OPTIONS (Cost $58,454): 0.0%	29,828

	TOTAL INVESTMENTS (Cost: $121,267,420): 102.2%	118,099,071

	Liabilities in Excess of Other Assets: (2.2)%	(2,537,409)

	NET ASSETS: 100.0%	$115,561,662

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2024.
(d)	Floating Interest Rate at June 30, 2024.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(f)	When issued security.
(g)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)	Pay-in-kind security.
(i)	Security is not accruing interest.
(j)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(k)	Securities with an aggregate fair value of $3,830,295 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.
(l)	Interest Only security. Security with a notional or nominal principal amount.
(m)	The rate disclosed is the 7 day net yield as of June 30, 2024.
(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(o)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

UNFUNDED LOAN COMMITMENTS — At June 30, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Orion Group Holdco LLC, 6.000%, 03/19/2027	$18,696	$17,951	$(745)
Avalara, Inc., 0.500%, 10/19/2028	13,636	12,048	(1,588)
Power Services Holding Co., 0.500%, 11/22/2028	76,566	76,376	(190)
Finastra USA, Inc., 0.500%, 09/13/2029	8,677	8,641	(36)
MB2 Dental Solutions LLC, 0.500%, 02/13/2031	61,276	60,301	(975)
TOTAL		$175,317	$(3,534)

The accompanying notes are an integral part of these financial statements.

56	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at June 30, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED FUNDS
Put
SPDR S&P Regional Banking ETF	Goldman Sachs & Co.	$42.00	12/20/2024	71	$348,610	$8,520	$21,142	$(12,622)
SPDR S&P Regional Banking ETF	Goldman Sachs & Co.	42.00	12/20/2024	24	117,840	2,586	7,205	(4,619)
SPDR S&P Regional Banking ETF	Goldman Sachs & Co.	43.00	1/17/2025	59	289,690	8,732	18,686	(9,954)

Total						19,838	47,033	(27,195)

Description	Counterparty	Pay/ receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
10 Year USD EURIBOR Interest Rate Swap strike @ 2.2148%, terminating 12/24/34	Morgan Stanley & Co.	Pay	12/20/2024	400,000	$400,000	$1,950	$2,712	$(762)
2 Year USD EURIBOR Interest Rate Swap strike @ 2.9184%, terminating 12/24/26	Morgan Stanley & Co.	Pay	12/20/2024	1,820,000	1,820,000	8,040	8,709	(669)

Total						9,990	11,421	(1,431)

Total Purchased Options						$29,828	$58,454	$(28,626)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	57

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2024 (Unaudited)

At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2024	Fund Delivering	U.S. $ Value at June 30, 2024	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank Plc	7/16/2024	USD	$968,265	EUR	$964,574	$3,691	$—
Goldman Sachs & Co.	7/16/2024	USD	123,561	GBP	122,584	977	—
Morgan Stanley & Co.	7/16/2024	USD	70,581	CAD	70,896	—	(315)

			$1,162,407		$1,158,054	$4,668	$(315)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT June 30, 2024 (Unaudited) (a)
Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
3 Months SOFR Futures	5	$1,199,508	$1,200,375	3/17/2026	$867
3 Months SOFR Futures	5	1,196,321	1,196,063	9/16/2025	(258)
3 Months SOFR Futures	5	1,198,196	1,198,500	12/16/2025	304
U.S. Treasury 2-Year Note Futures	14	2,850,674	2,859,062	9/30/2024	8,388

Total Long					$9,301

Total Futures Contracts					$9,301

(a)	Bank of America N.A., and Goldman Sachs & Co. are the counterparties for Open Futures Contracts held by the Fund at June 30, 2024.

SCHEDULE OF INVESTMENTS IN SWAPS AT June 30, 2024 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
	Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 30,000	3/14/2054	1 Day SOFR + 0.000%	3.553%	Annually	$851	$300	$551

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)
Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at June 30, 2024	Notional Amount(4)	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation
Buy Protection
ITRAXX.EUR.41.V1 1.000%, 6/20/2029	6/20/2029	(1.000%)	0.615%	EUR(450,000)	Quarterly	$(8,523)	$(10,714)	$2,191

Total Buy Protection						$(8,523)	$(10,714)	$2,191

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

58	Litman Gregory Funds Trust

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS at June 30, 2024 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (CONTINUED)

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the ITRAXX Series 41.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at June 30, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)

INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	$5,330.00	7/5/2024	(2)	$(1,092,096)	$(310)	$(1,578)	$1,268
S&P 500 Index	UBS Securities LLC	5,335.00	7/5/2024	(1)	(546,048)	(172)	(979)	807
S&P 500 Index	UBS Securities LLC	5,210.00	7/12/2024	(1)	(546,048)	(265)	(2,269)	2,004
S&P 500 Index	UBS Securities LLC	5,320.00	7/12/2024	(3)	(1,638,144)	(2,268)	(2,997)	729
S&P 500 Index	UBS Securities LLC	5,325.00	7/12/2024	(6)	(3,276,288)	(4,986)	(4,646)	(340)
S&P 500 Index	UBS Securities LLC	5,225.00	7/19/2024	(3)	(1,638,144)	(1,815)	(8,037)	6,222
S&P 500 Index	UBS Securities LLC	5,275.00	7/19/2024	(1)	(546,048)	(900)	(2,229)	1,329
S&P 500 Index	UBS Securities LLC	5,280.00	7/19/2024	(5)	(2,730,240)	(4,600)	(9,802)	5,202
S&P 500 Index	UBS Securities LLC	5,335.00	7/19/2024	(1)	(546,048)	(1,100)	(2,029)	929
S&P 500 Index	UBS Securities LLC	5,310.00	7/26/2024	(2)	(1,092,096)	(3,280)	(4,718)	1,438
S&P 500 Index	UBS Securities LLC	5,315.00	7/26/2024	(1)	(546,048)	(1,783)	(2,434)	651
S&P 500 Index	UBS Securities LLC	5,330.00	7/26/2024	(7)	(3,822,336)	(13,881)	(17,842)	3,961
S&P 500 Index	UBS Securities LLC	5,320.00	8/2/2024	(1)	(546,048)	(2,482)	(2,789)	307
S&P 500 Index	UBS Securities LLC	5,325.00	8/2/2024	(5)	(2,730,240)	(14,635)	(12,787)	(1,848)

Total						(52,477)	(75,136)	22,659

Description	Counterparty	Pay/ receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)

INTEREST RATE SWAPTIONS
Call
2 Year USD EURIBOR Interest Rate Swap strike @ 2.3584%, terminating 12/24/26	Morgan Stanley & Co.	Receive	12/20/2024	(1,820,000)	$(1,820,000)	$(2,356)	$(2,712)	$356
10 Year USD EURIBOR Interest Rate Swap strike @ 2.7148%, terminating 12/24/24	Morgan Stanley & Co.	Receive	12/20/2024	(400,000)	(400,000)	(7,227)	(8,709)	1,482

Total						(9,583)	(11,421)	1,838

Total Written Options						$(62,060)	$(86,557)	$24,497

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	59

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Principal Amount^		Value

CORPORATE BONDS: 96.6%

Basic Materials: 3.8%
	Olin Corp.
$4,572,000	5.625%, 08/01/2029	$4,488,730
	Steel Dynamics, Inc.
918,000	2.400%, 06/15/2025	889,662
679,000	5.000%, 12/15/2026	674,157
552,000	1.650%, 10/15/2027	492,373
2,855,000	3.450%, 04/15/2030	2,612,099
773,000	3.250%, 01/15/2031	686,297

		9,843,318

Communications: 12.4%
	AT&T, Inc.
2,813,000	4.100%, 02/15/2028	2,716,764
1,008,000	4.350%, 03/01/2029	977,850
1,361,000	2.750%, 06/01/2031	1,167,731
	Discovery Communications LLC
3,211,000	3.950%, 03/20/2028	3,003,064
1,079,000	4.125%, 05/15/2029	997,118
462,000	3.625%, 05/15/2030	406,880
	Expedia Group, Inc.
1,279,000	5.000%, 02/15/2026	1,269,752
400,000	4.625%, 08/01/2027	393,139
2,545,000	3.800%, 02/15/2028	2,424,337
946,000	3.250%, 02/15/2030	854,015
	Motorola Solutions, Inc.
2,011,000	4.600%, 02/23/2028	1,978,940
1,786,000	4.600%, 05/23/2029	1,742,040
1,335,000	5.600%, 06/01/2032	1,353,406
	Sirius XM Radio, Inc.
5,189,000	5.500%, 07/01/2029(a)	4,878,670
	TEGNA, Inc.
3,242,000	4.625%, 03/15/2028	2,932,638
	Verizon Communications, Inc.
228,000	4.125%, 03/16/2027	222,399
3,648,000	4.329%, 09/21/2028	3,549,677
1,319,000	2.550%, 03/21/2031	1,122,198

		31,990,618

Consumer, Cyclical: 18.3%
	Bath & Body Works, Inc.
2,327,000	7.500%, 06/15/2029	2,405,688
3,004,000	6.625%, 10/01/2030(a)	3,015,851
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
2,561,000	5.125%, 04/15/2029(a)	2,311,165
	Dick’s Sporting Goods, Inc.
5,988,000	3.150%, 01/15/2032	5,100,174
	Dollar Tree, Inc.
1,202,000	4.000%, 05/15/2025	1,184,964
4,144,000	4.200%, 05/15/2028	3,981,114
	Genuine Parts Co.
3,808,000	6.500%, 11/01/2028	3,995,843
1,217,000	6.875%, 11/01/2033	1,339,485
	LKQ Corp.
3,409,000	5.750%, 06/15/2028	3,444,943
1,270,000	6.250%, 06/15/2033	1,305,228
	Lowe’s Cos., Inc.
5,080,000	5.150%, 07/01/2033	5,066,832

Principal Amount^		Value

Consumer, Cyclical (continued)
	Marriott International, Inc.
$ 5,348,000	4.625%, 06/15/2030	$5,195,998
	QVC, Inc.
3,391,000	4.450%, 02/15/2025	3,339,302
2,444,000	4.750%, 02/15/2027	2,065,470
	Tempur Sealy International, Inc.
3,014,000	4.000%, 04/15/2029(a)	2,722,499
	Warnermedia Holdings, Inc.
747,000	4.279%, 03/15/2032	653,165

		47,127,721

Consumer, Non-cyclical: 26.3% (b)
	Altria Group, Inc.
1,823,000	4.400%, 02/14/2026	1,794,285
224,000	4.800%, 02/14/2029	220,527
2,036,000	3.400%, 05/06/2030	1,844,137
1,287,000	6.875%, 11/01/2033	1,394,318
	BAT Capital Corp.
874,000	2.259%, 03/25/2028	783,723
1,656,000	4.906%, 04/02/2030	1,615,810
643,000	6.421%, 08/02/2033	673,829
	Block Financial LLC
2,672,000	2.500%, 07/15/2028	2,397,089
3,119,000	3.875%, 08/15/2030	2,862,701
	Conagra Brands, Inc.
654,000	4.600%, 11/01/2025	646,292
1,982,000	4.850%, 11/01/2028	1,948,779
	DaVita, Inc.
5,244,000	4.625%, 06/01/2030(a)	4,742,781
	Encompass Health Corp.
2,723,000	4.500%, 02/01/2028	2,592,470
341,000	4.750%, 02/01/2030	319,315
	Global Payments, Inc.
970,000	2.650%, 02/15/2025	951,328
1,283,000	4.800%, 04/01/2026	1,267,456
3,246,000	2.900%, 05/15/2030	2,829,947
	HCA, Inc.
632,000	5.875%, 02/15/2026	633,093
775,000	5.375%, 09/01/2026	773,200
3,212,000	5.625%, 09/01/2028	3,243,944
503,000	3.500%, 09/01/2030	454,422
	Kraft Heinz Foods Co.
939,000	3.000%, 06/01/2026	899,685
1,125,000	3.750%, 04/01/2030	1,051,532
	Molson Coors Beverage Co.
3,836,000	3.000%, 07/15/2026	3,674,027
	Philip Morris International, Inc.
4,323,000	5.625%, 11/17/2029	4,419,485
871,000	5.375%, 02/15/2033	867,016
	Quanta Services, Inc.
6,074,000	2.900%, 10/01/2030	5,359,317
	Reynolds American, Inc.
2,042,000	4.450%, 06/12/2025	2,018,745
	Service Corp. International
1,499,000	4.625%, 12/15/2027	1,452,403
2,264,000	5.125%, 06/01/2029	2,205,882
1,581,000	4.000%, 05/15/2031	1,410,049
	Tenet Healthcare Corp.
4,244,000	6.125%, 10/01/2028	4,225,525
	United Rentals North America, Inc.
1,242,000	4.875%, 01/15/2028	1,204,723

The accompanying notes are an integral part of these financial statements.

60	Litman Gregory Funds Trust

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited) (Continued)

Principal Amount^		Value

CORPORATE BONDS (CONTINUED)

Consumer, Non-Cyclical (continued)
	Zimmer Biomet Holdings, Inc.
$ 3,252,000	3.550%, 04/01/2025	$3,198,738
2,073,000	3.050%, 01/15/2026	2,002,530

		67,979,103

Financial: 5.2%
	American Tower Corp.
799,000	4.000%, 06/01/2025	786,462
1,390,000	3.375%, 10/15/2026	1,327,983
754,000	3.600%, 01/15/2028	712,233
839,000	5.250%, 07/15/2028	838,007
555,000	3.800%, 08/15/2029	516,736
1,123,000	5.450%, 02/15/2034	1,116,007
	SBA Communications Corp.
1,401,000	3.875%, 02/15/2027	1,336,629
2,233,000	3.125%, 02/01/2029	1,993,200
	Trinity Acquisition PLC
445,000	4.400%, 03/15/2026	436,821
	Willis North America, Inc.
1,382,000	4.650%, 06/15/2027	1,358,780
1,822,000	4.500%, 09/15/2028	1,772,207
568,000	2.950%, 09/15/2029	509,346
805,000	5.350%, 05/15/2033	791,258

		13,495,669

Industrial: 18.0%
	Allegion U.S. Holding Co., Inc.
1,398,000	3.200%, 10/01/2024	1,388,064
2,930,000	3.550%, 10/01/2027	2,778,166
923,000	5.411%, 07/01/2032	922,899
	Berry Global, Inc.
2,062,000	1.570%, 01/15/2026	1,938,080
1,336,000	4.875%, 07/15/2026(a)	1,313,063
670,000	1.650%, 01/15/2027	611,119
	Carlisle Cos., Inc.
881,000	3.500%, 12/01/2024	872,282
1,839,000	3.750%, 12/01/2027	1,753,555
912,000	2.750%, 03/01/2030	804,378
753,000	2.200%, 03/01/2032	606,563
	Eagle Materials, Inc.
6,225,000	2.500%, 07/01/2031	5,262,264
	Flex Ltd.
1,791,000	6.000%, 01/15/2028	1,815,944
2,142,000	4.875%, 05/12/2030	2,078,932
	Fortune Brands Innovations, Inc.
1,499,000	4.000%, 06/15/2025	1,474,287
844,000	3.250%, 09/15/2029	765,556
2,167,000	4.000%, 03/25/2032	1,974,211
1,010,000	5.875%, 06/01/2033	1,025,772
	Teledyne Technologies, Inc.
5,978,000	2.750%, 04/01/2031	5,127,268
	TransDigm, Inc.
5,050,000	5.500%, 11/15/2027	4,963,794
	Trimble, Inc.
3,903,000	4.900%, 06/15/2028	3,854,270
1,209,000	6.100%, 03/15/2033	1,254,799
	Westinghouse Air Brake Technologies Corp.
4,027,000	4.700%, 09/15/2028	3,951,232

		46,536,498

Principal Amount^		Value

Technology: 12.6%
	Broadcom Corp./Broadcom Cayman Finance Ltd.
$ 1,832,000	3.875%, 01/15/2027	$1,773,585
	Broadcom, Inc.
363,000	3.459%, 09/15/2026	349,528
837,000	4.110%, 09/15/2028	807,827
1,071,000	4.150%, 11/15/2030	1,013,177
	CA, Inc.
231,000	4.700%, 03/15/2027	225,893
	CDW LLC/CDW Finance Corp.
564,000	4.125%, 05/01/2025	555,162
3,666,000	4.250%, 04/01/2028	3,504,987
228,000	3.250%, 02/15/2029	206,208
	Fiserv, Inc.
5,026,000	5.625%, 08/21/2033	5,081,119
	HP, Inc.
1,348,000	3.000%, 06/17/2027	1,268,586
1,110,000	4.000%, 04/15/2029	1,058,338
1,634,000	4.200%, 04/15/2032	1,517,112
887,000	5.500%, 01/15/2033	894,783
	Microchip Technology, Inc.
2,823,000	4.250%, 09/01/2025	2,780,158
1,973,000	5.050%, 03/15/2029	1,958,602
	Oracle Corp.
2,498,000	2.300%, 03/25/2028	2,260,360
2,525,000	2.950%, 04/01/2030	2,248,067
618,000	6.250%, 11/09/2032	655,664
	Qorvo, Inc.
4,621,000	4.375%, 10/15/2029	4,367,864

		32,527,020

TOTAL CORPORATE BONDS (Cost $252,144,318)		249,499,947

TOTAL INVESTMENTS (Cost: $252,144,318): 96.6%		249,499,947

Other Assets in Excess of Liabilities: 3.4%		8,908,613

NET ASSETS: 100.0%		$258,408,560

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	For additional information on portfolio concentration, see Note 11.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	61

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Principal Amount^		Value

SHORT-TERM INVESTMENTS: 76.0%

REPURCHASE AGREEMENTS: 2.5%
$26,296,079	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $26,669,800, U.S. Treasury Note, 4.500%, due 03/31/2026, value $26,831,911] (proceeds $26,299,586)	$26,296,079

TOTAL REPURCHASE AGREEMENTS (Cost $26,296,079)		26,296,079

TREASURY BILLS: 73.5%
	U.S. Treasury Bills
796,000,000	5.141%, 10/08/2024(a)(b)(c)	784,595,310

TOTAL TREASURY BILLS (Cost $784,632,952)		784,595,310

TOTAL SHORT-TERM INVESTMENTS (Cost $810,929,031)		810,891,389

TOTAL INVESTMENTS (Cost: $810,929,031): 76.0%		810,891,389

Other Assets in Excess of Liabilities: 24.0%		256,179,909

NET ASSETS: 100.0%		$1,067,071,298

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	The rate shown represents yield-to-maturity.

The accompanying notes are an integral part of these financial statements.

62	Litman Gregory Funds Trust

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at June 30, 2024 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
Euro FX Currency Futures	1,966	$264,915,110	$264,230,400	9/16/2024	$(684,710)
Gold 100 Oz Futures (b)	859	202,765,275	200,971,640	8/28/2024	(1,793,635)
MSCI EAFE Index Futures	2,234	260,860,018	261,735,440	9/20/2024	875,422
MSCI Emerging Market Index	1,394	75,305,595	75,847,540	9/20/2024	541,945
WTI Crude Futures (b)	1,615	129,061,003	130,233,600	8/20/2024	1,172,597

Total Long					$111,619

Futures Contracts – Short
Japanese Yen Currency Futures	(8,416)	$(679,351,123)	$(661,971,000)	9/16/2024	$17,380,123
S&P 500 E-Mini Index Futures	(879)	(243,788,693)	(242,669,925)	9/20/2024	1,118,768
U.S. Treasury 10-Year Note Futures	(3,627)	(394,324,901)	(398,913,328)	9/19/2024	(4,588,427)
U.S. Treasury 2-Year Note Futures	(4,308)	(876,490,792)	(879,774,375)	9/30/2024	(3,283,583)
U.S. Treasury Long Bond Futures	(2,127)	(249,562,805)	(251,650,688)	9/19/2024	(2,087,883)

Total Short					$8,538,998

Total Futures Contracts					$8,650,617

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at June 30, 2024.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	63

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Principal Amount^		Value

SHORT-TERM INVESTMENTS: 84.8%

REPURCHASE AGREEMENTS: 4.9%
$662,406	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $671,900, U.S. Treasury Note, 4.500%, due 03/31/2026, value $676,065] (proceeds $662,494)	$662,406

TOTAL REPURCHASE AGREEMENTS (Cost $662,406)		662,406

TREASURY BILLS: 79.9%
	U.S. Treasury Bills
11,000,000	5.142%, 10/08/2024(a) (b)	10,842,397

TOTAL TREASURY BILLS (Cost $10,842,912)		10,842,397

TOTAL SHORT-TERM INVESTMENTS (Cost $11,505,318)		11,504,803

TOTAL INVESTMENTS (Cost: $11,505,318): 84.8%		11,504,803

Other Assets in Excess of Liabilities: 15.2%		2,067,583

NET ASSETS: 100.0%		$13,572,386

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	The rate shown represents yield-to-maturity.

The accompanying notes are an integral part of these financial statements.

64	Litman Gregory Funds Trust

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at June 30, 2024 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts – Long
MSCI EAFE Index Futures	22	$2,565,092	$2,577,520	9/20/2024	$12,428
MSCI Emerging Market Index	20	1,080,172	1,088,200	9/20/2024	8,028
Nasdaq 100 E-mini Futures	6	2,389,124	2,391,270	9/20/2024	2,146
Russell 2000 E-mini Futures	11	1,114,233	1,135,750	9/20/2024	21,517
S&P Mid Cap 400 E-mini Futures	6	1,755,138	1,774,860	9/20/2024	19,722
U.S. Dollar Index Futures	63	6,565,893	6,649,335	9/16/2024	83,442
U.S. Treasury 2-Year Note Futures	58	11,797,490	11,844,688	9/30/2024	47,198

Total Long					$194,481

Futures Contracts – Short
U.S. Treasury Long Bond Futures	(9)	$(1,032,502)	$(1,064,813)	9/19/2024	$(32,311)

Total Short					$(32,311)

Total Futures Contracts					$162,170

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	65

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 98.8%

Consumer Discretionary: 4.9%
750	Lowe’s Cos., Inc.	$165,345
675	McDonald’s Corp.	172,017

		337,362

Consumer Staples: 13.8%
1,375	General Mills, Inc.	86,982
319	Hershey Co.	58,642
2,375	Mondelez International, Inc. - Class A	155,420
1,594	Nestle SA - ADR	163,305
800	PepsiCo, Inc.	131,944
825	Procter & Gamble Co.	136,059
3,225	Walmart, Inc.	218,365

		950,717

Energy: 8.2%
2,050	Chevron Corp.	320,661
850	EOG Resources, Inc.	106,989
6,800	Kinder Morgan, Inc.	135,116

		562,766

Financials: 17.2%
8,475	Bank of America Corp.	337,051
1,952	Charles Schwab Corp.	143,843
625	Chubb Ltd.	159,425
1,477	JPMorgan Chase & Co.	298,738
700	M&T Bank Corp.	105,952
900	PNC Financial Services Group, Inc.	139,932

		1,184,941

Health Care: 13.0%
1,200	Abbott Laboratories	124,692
1,550	AbbVie, Inc.	265,856
2,650	Bristol-Myers Squibb Co.	110,054
875	Johnson & Johnson	127,890
1,550	Merck & Co., Inc.	191,890
2,675	Pfizer, Inc.	74,847

		895,229

Industrials: 15.9%
325	Deere & Co.	121,430
1,625	Emerson Electric Co.	179,010
700	Honeywell International, Inc.	149,478
475	Lockheed Martin Corp.	221,873
900	Norfolk Southern Corp.	193,221
1,075	Waste Management, Inc.	229,340

		1,094,352

Information Technology: 17.6%
1,325	Apple, Inc.	279,071
3,800	Cisco Systems, Inc.	180,538
707	Microsoft Corp.	315,994
1,450	QUALCOMM, Inc.	288,811
975	TE Connectivity Ltd.	146,669

		1,211,083

Materials: 4.3%
1,875	Nucor Corp.	296,400

Shares		Value

Real Estate: 1.3%
1,600	WP Carey, Inc. - REIT	$88,080

Utilities: 2.6%
6,575	PPL Corp.	181,799

TOTAL COMMON STOCKS (Cost $6,655,046)		6,802,729

TOTAL INVESTMENTS (Cost: $6,655,046): 98.8%		6,802,729

Other Assets in Excess of Liabilities: 1.2%		81,036

NET ASSETS: 100.0%		$6,883,765

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

66	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2024 – (Unaudited)

	Global Select Fund	International Fund	Oldfield International Value Fund	Small Company Fund
ASSETS:
Investments in securities at cost	$92,339,320	$166,507,558	$29,160,397	$42,058,804
Repurchase agreements at cost	2,528,657	4,025,868	—	—

Total investments at cost	$94,867,977	$170,533,426	$29,160,397	$42,058,804

Investments in securities at value	$102,894,844	$186,695,200	$31,622,418	$46,515,080
Repurchase agreements at value	2,528,657	4,025,868	—	—

Total investments at value	$105,423,501	$190,721,068	$31,622,418	$46,515,080

Cash	37,583	70,726	—	1,097,361
Cash, denominated in foreign currency (cost of $404,277, $50,306, $59,592 and $0, respectively)	380,848	50,243	59,323	—
Receivables:
Securities sold	—	1,121,845	1,974,141	—
Dividends and interest	144,213	69,347	32,904	23,663
Foreign tax reclaims	100,746	1,274,999	116,281	—
Fund shares sold	2	4,813	14,104	11,714
Line of credit interest	—	6,866	1,158	8,216
Prepaid expenses	5,661	5,140	8,966	19,396

Total Assets	106,092,554	193,325,047	33,829,295	47,675,430

LIABILITIES:
Payables:
Advisory fees	49,662	154,226	5,880	25,057
Securities purchased	40,820	640,792	534,591	—
Fund shares redeemed	5,641	53,597	—	178,874
Foreign taxes withheld	—	5,560	—	—
Professional fees	21,438	30,242	15,391	10,993
Custodian for overdraft	—	—	528,773	—
Line of credit interest	12,318	—	—	—
Chief Compliance Officer fees	6,000	6,000	6,000	6,000
Accrued other expenses	164,995	141,303	58,465	45,694

Total Liabilities	300,874	1,031,720	1,149,100	266,618

NET ASSETS	$105,791,680	$192,293,327	$32,680,195	$47,408,812

Institutional Class:
Net Assets	$105,791,680	$192,293,327	$32,680,195	$47,408,812
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	8,891,584	10,561,575	2,894,272	3,121,238
Net asset value, offering price and redemption price per share	$11.90	$18.21	$11.29	$15.19

COMPONENTS OF NET ASSETS
Paid-in capital	$90,455,985	$202,768,617	$28,160,166	$36,135,019
Accumulated distributable earnings (deficit)	15,335,695	(10,475,290)	4,520,029	11,273,793

Net assets	$105,791,680	$192,293,327	$32,680,195	$47,408,812

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	67

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2024 – (Unaudited) (Continued)

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund
ASSETS:
Investments in securities at cost	$585,078,387	$113,205,887	$252,144,318
Repurchase agreements at cost	33,969,751	8,061,533	—

Total investments at cost	$619,048,138	$121,267,420	$252,144,318

Investments in securities at value	$515,527,940	$110,037,538	$249,499,947
Repurchase agreements at value	33,969,751	8,061,533	—

Total investments at value	$549,497,691	$118,099,071	$249,499,947

Cash	—	—	6,329,015
Cash, denominated in foreign currency (cost of $568,692, $0 and $0, respectively)	569,196	—	—
Deposits at brokers for securities sold short	14,196,990	—	—
Deposits at brokers for futures	9,769,535	—	—
Deposits at brokers for written options	1,533,770	—	—
Deposits at brokers for swaps	1,006,001	9,931	—
Receivables:
Securities sold	2,888,637	98,165	—
Dividends and interest	3,641,395	1,171,668	2,955,482
Fund shares sold	315,385	6,646	291,267
Foreign tax reclaims	334,220	—	—
Variation margin - Centrally Cleared Swaps	126,345	115	—
Other Receivables	101,143	—	—
Dividend and interest for swap resets	40,694	—	—
Line of credit interest	299,042	—	3,692
Variation margin - Futures	6,763,940	13,447	—
Unrealized gain on forward foreign currency exchange contracts	50,051	4,668	—
Prepaid expenses	6,156	8,727	36,394

Total Assets	591,140,191	119,412,438	259,115,797

LIABILITIES:
Cash due to bank denominated in foreign currencies	—	4	—
Written options (premium received, $251,340, $86,557 and $0, respectively)	109,117	62,060	—
Securities sold short (proceeds, $14,171,605, $0 and $0, respectively)	14,173,263	—	—
Payables:
Advisory fees	545,842	53,768	104,735
Securities purchased	5,349,990	3,002,507	—
Fund shares redeemed	2,441,166	387,666	320,678
Foreign taxes withheld	1,080	—	—
Trustees fees	2,846	—	—
Professional fees	158,163	31,241	12,561
Custodian for overdraft	1,078,270	150,240	—
Distributions payable	45,761	—	149,281
Line of credit interest	—	2,165	—
Short dividend	26,890	—	—
Chief Compliance Officer fees	6,000	6,000	6,000
Unrealized loss on unfunded loan commitment	453,045	3,534	—
Unrealized loss on forward foreign currency exchange contracts	10,924	315	—
Unrealized loss on swaps	1,646	—	—
Distribution fees payable for investor class (see Note 4)	5,164	—	—
Accrued other expenses	830,370	151,276	113,982

Total Liabilities	25,239,537	3,850,776	707,237

Commitments and Contingencies (See Note 7)
NET ASSETS	$565,900,654	$115,561,662	$258,408,560

The accompanying notes are an integral part of these financial statements.

68	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2024 – (Unaudited) (Continued)

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund
Institutional Class:
Net Assets	$540,957,793	$115,561,662	$258,408,560
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	50,751,939	11,828,103	26,489,753
Net asset value, offering price and redemption price per share	$10.66	$9.77	$9.76

Investor Class:
Net Assets	$24,942,861	$—	$—
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	2,330,869	—	—
Net asset value, offering price and redemption price per share	$10.70	$—	$—

COMPONENTS OF NET ASSETS
Paid-in capital	$695,353,139	$121,077,345	$264,290,017
Accumulated distributable earnings (deficit)	(129,452,485)	(5,515,683)	(5,881,457)

Net assets	$565,900,654	$115,561,662	$258,408,560

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	69

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2024 – (Unaudited) (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	DBi Hedge Strategy ETF	Berkshire Dividend Growth ETF
ASSETS:
Investments in securities at cost	$784,632,952	$10,842,912	$6,655,046
Repurchase agreements at cost	26,296,079	662,406	—

Total investments at cost	$810,929,031	$11,505,318	$6,655,046

Investments in securities at value	$784,595,310	$10,842,397	$6,802,729
Repurchase agreements at value	26,296,079	662,406	—

Total investments at value	$810,891,389	$11,504,803	$6,802,729

Cash	3,714,010	111	72,057
Deposits at brokers for futures	204,989,596	1,008,935	—
Receivables:
Fund shares sold	14,277,503	—	—
Securities sold	—	3,942,525	—
Dividends and interest	3,507	88	7,347
Advisory reimbursement	—	—	1,632
Variation margin - Futures	53,573,534	1,187,903	—

Total Assets	1,087,449,539	17,644,365	6,883,765

LIABILITIES:
Payables:
Advisory fees	663,317	79	—
Securities purchased	19,714,924	—	—
Fund shares redeemed	—	4,071,900	—

Total Liabilities	20,378,241	4,071,979	—

NET ASSETS	$1,067,071,298	$13,572,386	$6,883,765

Net Assets	$1,067,071,298	$13,572,386	$6,883,765
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	35,500,000	500,000	625,000
Net asset value, offering price and redemption price per share	$30.06	$27.14	$11.01

COMPONENTS OF NET ASSETS
Paid-in capital	$1,053,336,306	$13,292,424	$6,715,939
Accumulated distributable earnings (deficit)	13,734,992	279,962	167,826

Net assets	$1,067,071,298	$13,572,386	$6,883,765

The accompanying notes are an integral part of these financial statements.

70	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2024 – (Unaudited)

	Global Select Fund	International Fund	Oldfield International Value Fund	Small Company Fund
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $56,295, $464,661, $103,226 and $0, respectively)	$942,271	$3,378,881	$783,640	$553,715
Interest	31,506	75,648	—	—

Total income	973,777	3,454,529	783,640	553,715

Expenses
Advisory fees	566,841	1,216,348	120,637	235,732
Transfer agent fees	65,542	61,177	22,104	29,373
Fund accounting fees	17,315	20,985	4,575	2,930
Administration fees	16,003	22,670	9,661	7,406
Professional fees	25,922	40,253	16,817	13,095
Trustee fees	33,630	39,780	28,678	29,577
Custody fees	19,683	18,582	17,951	10,618
Reports to shareholders	19,474	16,946	5,280	8,081
Registration expense	12,418	14,300	10,467	11,284
Miscellaneous	638	6,616	1,773	2,177
Dividend & interest expense	2,732	10,906	1,780	346
Chief Compliance Officer fees	6,000	6,000	6,000	6,000

Total expenses	786,198	1,474,563	245,723	356,619
Less: fees waived (see Note 3)	(240,980)	(256,371)	(82,189)	(66,857)

Net expenses	545,218	1,218,192	163,534	289,762

Net investment income	428,559	2,236,337	620,106	263,953

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	5,320,103	8,919,451	1,084,901	6,439,911
Foreign currency transactions	1,306	(8,286)	(16,677)	—

Net realized gain (loss)	5,321,409	8,911,165	1,068,224	6,439,911

Net change in unrealized appreciation/depreciation on:
Investments	(7,018,796)	(2,949,228)	(1,363,132)	(5,541,569)
Foreign currency transactions	(13,029)	(47,255)	(5,960)	—

Net change in unrealized appreciation/depreciation	(7,031,825)	(2,996,483)	(1,369,092)	(5,541,569)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,710,416)	5,914,682	(300,868)	898,342

Net increase (decrease) in net assets resulting from operations	$(1,281,857)	$8,151,019	$319,238	$1,162,295

The accompanying notes are an integral part of these financial statements.

Statements of Operations	71

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2024 – (Unaudited) (Continued)

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $17,862, $12,446 and $0, respectively)	$731,113	$118,322	$—
Interest	17,203,922	3,585,354	5,643,387

Total income	17,935,035	3,703,676	5,643,387

Expenses
Advisory fees	4,184,903	474,945	570,570
Transfer agent fees	333,155	34,076	101,216
Fund accounting fees	119,643	31,060	14,849
Administration fees	63,762	13,514	16,580
Professional fees	169,553	34,726	24,879
Trustee fees	75,228	32,021	37,792
Custody fees	104,377	42,304	10,674
Reports to shareholders	42,368	8,084	10,727
Registration expense	38,868	12,735	19,174
Miscellaneous	19,581	2,438	7,787
Dividend & interest expense	182,726	1,906	2,300
Chief Compliance Officer fees	6,000	6,000	6,000
Distribution fees for investor class (see Note 4)	32,409	—	—

Total expenses	5,372,573	693,809	822,548
Less: fees waived (see Note 3)	(549,847)	(184,361)	(23,751)

Net expenses	4,822,726	509,448	798,797

Net investment income	13,112,309	3,194,228	4,844,590

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (net of capital gains tax of $667, $0 and $0, respectively), excluding purchased options	(135,578)	64,376	(28,039)
Purchased options	(137,428)	(15,030)	—
Short sales	(438,456)	—	—
Written options	63,232	578,680	—
Forward foreign currency exchange contracts	(120,516)	10,438	—
Foreign currency transactions	(30,328)	(2,124)	—
Futures	10,484,519	(70,441)	—
Swap contracts	(396,581)	(45,512)	—

Net realized gain (loss)	9,288,864	520,387	(28,039)

Net change in unrealized appreciation/depreciation on:
Investments, excluding purchased options	2,028,990	714,812	(1,967,830)
Purchased options	(90,973)	(16,168)	—
Unfunded loan commitment	(271,791)	(1,274)	—
Short sales	(46,334)	—	—
Written options	141,514	5,324	—
Forward foreign currency exchange contracts	494,674	24,261	—
Foreign currency transactions	(13,822)	461	—
Futures	2,453,284	(67,174)	—
Swap contracts	614,343	35,502	—

Net change in unrealized appreciation/depreciation	5,309,885	695,744	(1,967,830)

Net realized and unrealized gain (loss) on investments, purchased options, unfunded loan commitment, short sales, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	14,598,749	1,216,131	(1,995,869)

Net increase in net assets resulting from operations	$27,711,058	$4,410,359	$2,848,721

The accompanying notes are an integral part of these financial statements.

72	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2024 – (Unaudited) (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	DBi Hedge Strategy ETF	Berkshire Dividend Growth ETF
INVESTMENT INCOME:
Income
Dividends	$—	$—	$48,882
Interest	21,466,288	768,933	505

Total income	21,466,288	768,933	49,387

Expenses
Advisory fees	3,751,763	126,640	10,783

Total expenses	3,751,763	126,640	10,783

Net expenses	3,751,763	126,640	10,783

Net investment income	17,714,525	642,293	38,604

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(10,337)	(1,445)	16,988
Futures	107,807,109	908,103	—

Net realized gain (loss)	107,796,772	906,658	16,988

Net change in unrealized appreciation/depreciation on:
Investments	(146,275)	(6,262)	103,248
Futures	20,039,013	(384,776)	—

Net change in unrealized appreciation/depreciation	19,892,738	(391,038)	103,248

Net realized and unrealized gain (loss) on investments and futures	127,689,510	515,620	120,236

Net increase in net assets resulting from operations	$145,404,035	$1,157,913	$158,840

The accompanying notes are an integral part of these financial statements.

Statements of Operations	73

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Global Select Fund		International Fund
	Six Months Ended June 30, 2024#	Year Ended December 31, 2023	Six Months Ended June 30, 2024#	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$428,559	$490,245	$2,236,337	$2,542,910
Net realized gain on investments and foreign currency transactions	5,321,409	5,301,049	8,911,165	5,706,111
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(7,031,825)	13,329,813	(2,996,483)	26,676,388

Net increase (decrease) in net assets resulting from operations	(1,281,857)	19,121,107	8,151,019	34,925,409

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(309)	(4,679,680)	—	(2,248,768)

Total distributions	(309)	(4,679,680)	—	(2,248,768)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	243,295	1,268,965	8,364,931	9,880,315
Reinvested distributions
Institutional Class	309	4,414,287	—	1,228,610
Payment for shares redeemed
Institutional Class	(10,773,126)	(22,244,006)	(47,131,602)	(26,446,664)

Net decrease in net assets from capital share transactions	(10,529,522)	(16,560,754)	(38,766,671)	(15,337,739)

Total increase (decrease) in net assets	(11,811,688)	(2,119,327)	(30,615,652)	17,338,902
NET ASSETS:
Beginning of period	117,603,368	119,722,695	222,908,979	205,570,077

End of period	$105,791,680	$117,603,368	$192,293,327	$222,908,979

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	20,267	109,173	470,534	584,502
Reinvested distributions	26	369,396	—	69,887
Redeemed	(895,214)	(1,911,395)	(2,558,818)	(1,563,037)

Net decrease from capital share transactions	(874,921)	(1,432,826)	(2,088,284)	(908,648)

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

74	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Oldfield International Value Fund		Small Company Fund
	Six Months Ended June 30, 2024#	Year Ended December 31, 2023	Six Months Ended June 30, 2024#	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$620,106	$747,865	$263,953	$290,210
Net realized gain on investments and foreign currency transactions	1,068,224	1,911,827	6,439,911	5,774,333
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(1,369,092)	2,943,295	(5,541,569)	5,191,283

Net increase in net assets resulting from operations	319,238	5,602,987	1,162,295	11,255,826

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(918,384)	—	(3,942,803)

Total distributions	—	(918,384)	—	(3,942,803)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	6,669,132	5,265,498	2,222,428	2,727,797
Reinvested distributions
Institutional Class	—	918,384	—	3,910,261
Payment for shares redeemed
Institutional Class	(9,530,989)	(8,688,209)	(7,770,637)	(10,828,326)

Net decrease in net assets from capital share transactions	(2,861,857)	(2,504,327)	(5,548,209)	(4,190,268)

Total increase (decrease) in net assets	(2,542,619)	2,180,276	(4,385,914)	3,122,755
NET ASSETS:
Beginning of period	35,222,814	33,042,538	51,794,726	48,671,971

End of period	$32,680,195	$35,222,814	$47,408,812	$51,794,726

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	602,012	488,178	148,790	198,736
Reinvested distributions	—	83,262	—	262,963
Redeemed	(851,151)	(809,016)	(505,210)	(766,431)

Net decrease from capital share transactions	(249,139)	(237,576)	(356,420)	(304,732)

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	75

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Alternative Strategies Fund (Consolidated)		High Income Fund
	Six Months Ended June 30, 2024#	Year Ended December 31, 2023	Six Months Ended June 30, 2024#	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$13,112,309	$34,492,063	$3,194,228	$5,103,023
Net realized gain (loss) on investments, short sales, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	9,288,864	(22,534,974)	520,387	(1,302,547)
Net change in unrealized appreciation/depreciation on investments, short sales, unfunded loan commitment, purchased options, written options, forward foreign currency exchange contracts, foreign currency transactions, futures and swap contracts	5,309,885	33,829,439	695,744	6,415,633

Net increase in net assets resulting from operations	27,711,058	45,786,528	4,410,359	10,216,109

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(13,185,496)	(31,762,590)	(3,103,563)	(5,462,695)
Investor Class	(564,641)	(1,125,077)	—	—

Total distributions	(13,750,137)	(32,887,667)	(3,103,563)	(5,462,695)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	37,572,862	157,688,119	25,005,809	19,979,837
Investor Class	913,131	2,989,369	—	—
Reinvested distributions
Institutional Class	13,097,748	30,543,364	3,103,544	5,462,092
Investor Class	553,053	1,108,057	—	—
Payment for shares redeemed
Institutional Class	(179,693,670)	(517,128,693)	(5,553,614)	(38,257,173)
Investor Class	(4,210,832)	(23,012,450)	—	—

Net increase (decrease) in net assets from capital share transactions	(131,767,708)	(347,812,234)	22,555,739	(12,815,244)

Total increase (decrease) in net assets	(117,806,787)	(334,913,373)	23,862,535	(8,061,830)
NET ASSETS:
Beginning of period	683,707,441	1,018,620,814	91,699,127	99,760,957

End of period	$565,900,654	$683,707,441	$115,561,662	$91,699,127

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	3,557,973	15,324,429	2,572,652	2,115,702
Reinvested distributions	1,230,453	2,981,466	319,667	579,185
Redeemed	(16,960,455)	(50,346,221)	(571,247)	(4,070,329)

Net increase (decrease) from capital share transactions	(12,172,029)	(32,040,326)	2,321,072	(1,375,442)

Investor Class:
Sold	85,993	288,797	—	—
Reinvested distributions	51,760	107,779	—	—
Redeemed	(396,523)	(2,224,937)	—	—

Net increase (decrease) from capital share transactions	(258,770)	(1,828,361)	—	—

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

76	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Dolan McEniry Corporate Bond Fund
	Six Months Ended June 30, 2024#	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,844,590	$5,627,633
Net realized loss on investments	(28,039)	(1,726,126)
Net change in unrealized appreciation/depreciation on investments	(1,967,830)	7,897,632

Net increase in net assets resulting from operations	2,848,721	11,799,139

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(4,864,997)	(5,685,475)

Total distributions	(4,864,997)	(5,685,475)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Institutional Class	73,686,068	153,493,375
Reinvested distributions
Institutional Class	4,024,193	4,779,322
Payment for shares redeemed
Institutional Class	(21,387,465)	(55,462,222)

Net increase in net assets from capital share transactions	56,322,796	102,810,475

Total increase in net assets	54,306,520	108,924,139
NET ASSETS:
Beginning of period	204,102,040	95,177,901

End of period	$258,408,560	$204,102,040

CAPITAL TRANSACTIONS IN SHARES
Institutional Class:
Sold	7,561,532	16,032,684
Reinvested distributions	413,113	499,229
Redeemed	(2,194,827)	(5,797,027)

Net increase from capital share transactions	5,779,818	10,734,886

#	Unaudited.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	77

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)		DBi Hedge Strategy ETF
	Six Months Ended June 30, 2024#	Year Ended December 31, 2023	Six Months Ended June 30, 2024#	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$17,714,525	$23,482,673	$642,293	$992,155
Net realized gain (loss) on investments and futures	107,796,772	(96,291,558)	906,658	97,970
Net change in unrealized appreciation/depreciation on investments and futures	19,892,738	(17,082,043)	(391,038)	751,079

Net increase (decrease) in net assets resulting from operations	145,404,035	(89,890,928)	1,157,913	1,841,204

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(13,992,580)	(18,430,660)	(631,475)	(992,005)
Return of capital	—	(1,658,620)	—	—

Total distributions	(13,992,580)	(20,089,280)	(631,475)	(992,005)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	341,043,991	422,570,690	2,685,333	25,657,943
Payment for shares redeemed	(90,120,758)	(579,172,922)	(22,254,960)	(8,509,865)

Net increase (decrease) in net assets from capital share transactions	250,923,233	(156,602,232)	(19,569,627)	17,148,078

Total increase (decrease) in net assets	382,334,688	(266,582,440)	(19,043,189)	17,997,277
NET ASSETS:
Beginning of period	684,736,610	951,319,050	32,615,575	14,618,298

End of period	$1,067,071,298	$684,736,610	$13,572,386	$32,615,575

CAPITAL TRANSACTIONS IN SHARES
Sold	12,175,000	15,075,000	100,000	975,000
Redeemed	(3,250,000)	(21,250,000)	(825,000)	(325,000)

Net increase (decrease) from capital share transactions	8,925,000	(6,175,000)	(725,000)	650,000

# Unaudited.

The accompanying notes are an integral part of these financial statements.

78	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

	Berkshire Dividend Growth ETF
	Six Months Ended June 30, 2024#	Period Ended December 31, 2023**
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$38,604	$11,148
Net realized gain (loss) on investments	16,988	(81)
Net change in unrealized appreciation/depreciation on investments	103,248	44,435

Net increase in net assets resulting from operations	158,840	55,502

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	(35,368)	(11,250)

Total distributions	(35,368)	(11,250)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,455,598	1,260,443

Net increase in net assets from capital share transactions	5,455,598	1,260,443

Total increase in net assets	5,579,070	1,304,695
NET ASSETS:
Beginning of period	1,304,695	—

End of period	$6,883,765	$1,304,695

CAPITAL TRANSACTIONS IN SHARES
Sold	500,000	125,000
Redeemed	—	—

Net increase from capital share transactions	500,000	125,000

#	Unaudited.
**	Commenced operations on June 29, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	79

iMGP Global Select Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.04		$10.69	$18.80	$18.62	$17.54	$15.02

Income from investment operations:
Net investment income (loss)[1]	0.05		0.05	(0.01)	(0.03)	(0.05)	0.08 [2]

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.19)		1.79	(4.78)	3.27	3.45	4.03

Total income (loss) from investment operations	(0.14)		1.84	(4.79)	3.24	3.40	4.11

Less distributions:
From net investment income	—		(0.05)	—	—	—	(0.08)
From net realized gains	—		(0.44)	(3.32)	(3.06)	(2.32)	(1.51)

Total distributions	—		(0.49)	(3.32)	(3.06)	(2.32)	(1.59)

Net asset value, end of period	$11.90		$12.04	$10.69	$18.80	$18.62	$17.54

Total return	(1.16	)%+	17.26%	(25.52)%	17.75%	19.52%	27.55%

Ratios/supplemental data:
Net assets, end of period (millions)	$105.8		$117.6	$119.7	$260.7	$254.9	$286.3

Ratios of total expenses to average net assets:
Before fees waived	1.41	%*,6	1.46%[5]	1.50%[3]	1.29%[4]	1.35%[4]	1.35%[3]

After fees waived	0.98	%*,6,7	1.01%[5,7]	1.18%[3,7]	1.16%[4,7]	1.23%[4,7]	1.24%[3,7]

Ratio of net investment income (loss) to average net assets	0.77	%*,6	0.41%[5]	(0.06)%[3]	(0.13)%[4]	(0.29)%[4]	0.44%[2,3]

Portfolio turnover rate	39.27	%+	55.74%	108.86%	27.74%	56.91%	25.02%[8]

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.06 per share and 0.33% of average daily net assets.
[3]	Includes Interest & Dividend expense of 0.03% of average net assets.
[4]	Includes Interest & Dividend expense of 0.01% of average net assets.
[5]	Includes Interest & Dividend expense of 0.04% of average net assets.
[6]	Includes Interest & Dividend expense of 0.00% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.
[8]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

80	Litman Gregory Funds Trust

iMGP International Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.62		$15.16	$19.50	$18.12	$17.65	$13.94

Income from investment operations:
Net investment income[1]	0.18		0.19	0.11	0.71 [3]	0.07	0.27 [2]

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.41		2.45	(4.32)	1.39	0.80	3.97

Total income (loss) from investment operations	0.59		2.64	(4.21)	2.10	0.87	4.24

Less distributions:
From net investment income	—		(0.18)	(0.13)	(0.72)	(0.40)	(0.53)
From net realized gains	—		—	—	—	—	—

Total distributions	—		(0.18)	(0.13)	(0.72)	(0.40)	(0.53)

Net asset value, end of period	$18.21		$17.62	$15.16	$19.50	$18.12	$17.65

Total return	3.35	%+	17.40%	(21.58)%	11.75%	5.02%	30.45%

Ratios/supplemental data:
Net assets, end of period (millions)	$192.3		$222.9	$205.6	$339.7	$326.7	$401.5

Ratios of total expenses to average net assets:
Before fees waived	1.33	%*,4	1.29%[5]	1.47%[4]	1.28%[5]	1.39%[4]	1.36%[4]

After fees waived	1.10	%*,4,6	1.07%[5,6]	1.24%[4,6]	1.05%[5,6]	1.15%[4,6]	1.12%[4,6]

Ratio of net investment income to average net assets	2.02	%*,4	1.15%[5]	0.68%[4]	3.63%[3,5]	0.49%[4]	1.65%[2,4]

Portfolio turnover rate	18.62	%+	40.55%	42.74%	99.91%	59.61%	45.48%[7]

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.10 per share and 0.60% of average daily net assets.
[3]	Include non-cash distributions amounting to $0.68 per share and 3.46% of average daily net assets.
[4]	Includes Interest & Dividend expense of 0.01% of average net assets.
[5]	Includes Interest & Dividend expense of 0.00% of average net assets.
[6]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.
[7]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	81

iMGP Oldfield International Value Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,			Period Ended December 31, 2020**
			2023	2022	2021
Net asset value, beginning of period	$11.21		$9.77	$11.66	$10.60	$10.00

Income from investment operations:
Net investment income (loss)[1]	0.20		0.23	0.17	0.26 [2]	(0.01)

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.12)		1.50	(1.90)	1.13	0.61

Total income (loss) from investment operations	0.08		1.73	(1.73)	1.39	0.60

Less distributions:
From net investment income	—		(0.25)	(0.11)	(0.22)	—

From net realized gains	—		(0.04)	(0.02)	(0.11)	—

Return of capital	—		—	(0.03)	—	—

Total distributions	—		(0.29)	(0.16)	(0.33)	—

Net asset value, end of period	$11.29		$11.21	$9.77	$11.66	$10.60

Total return	0.54	%+,3	17.74%	(14.89)%	13.21%	6.00	%+

Ratios/supplemental data:
Net assets, end of period (millions)	$32.7		$35.2	$33.0	$25.9	$11.2

Ratios of total expenses to average net assets:

Before fees waived	1.43	%*,5	1.35%[5]	2.11%[4]	1.52%[4]	5.38	%*

After fees waived	0.95	%*,5	0.94%[5]	0.94%[4]	0.94%[4,6]	0.94	%*

Ratio of net investment income (loss) to average net assets	3.60	%*,5	2.11%[5]	1.64%[4]	2.15%[2,4]	(0.94	)%*

Portfolio turnover rate	24.90	%+	27.70%	34.50%	16.31%	2.51	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on November 30, 2020.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.02 per share and 0.20% of average daily net assets.
[3]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[4]	Includes Interest & Dividend expense of 0.00% of average net assets.
[5]	Includes Interest & Dividend expense of 0.01% of average net assets.
[6]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

82	Litman Gregory Funds Trust

iMGP Small Company Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,			Period Ended December 31, 2020**
			2023	2022	2021
Net asset value, beginning of period	$14.89		$12.87	$14.86	$12.71	$10.00

Income from investment operations:
Net investment income (loss)[1]	0.08		0.08	0.01	(0.01)	0.01

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.22		3.10	(2.00)	2.50	2.70

Total income (loss) from investment operations	0.30		3.18	(1.99)	2.49	2.71

Less distributions:
From net investment income	—		(0.11)	—	—	—

From net realized gains	—		(1.05)	—	(0.34)	—

Total distributions	—		(1.16)	—	(0.34)	—

Net asset value, end of period	$15.19		$14.89	$12.87	$14.86	$12.71

Total return	2.01	%+	24.74%	(13.39)%	19.66%	27.10	%+

Ratios/supplemental data:
Net assets, end of period (millions)	$47.4		$51.8	$48.7	$65.6	$36.8

Ratios of total expenses to average net assets:

Before fees waived	1.42	%*,2	1.43%[2]	1.68%[2]	1.48%[2]	2.11	%*

After fees waived	1.15	%*,2	1.15%[2]	1.15%[2]	1.15%[2,3]	1.15	%*

Ratio of net investment income (loss) to average net assets	1.05	%*,2	0.59%[2]	0.11%[2]	(0.04)%[2]	0.23	%*

Portfolio turnover rate	116.15	%+	56.46%	35.50%	45.15%	27.18	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on July 31, 2020.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.00% of average net assets.
[3]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	83

iMGP Alternative Strategies Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	(Consolidated) Six Months Ended June 30, 2024#		Year Ended December 31,
			(Consolidated) 2023	(Consolidated) 2022	2021	2020	2019
Net asset value, beginning of period	$10.43		$10.25	$11.76	$12.03	$11.70	$11.08

Income from investment operations:
Net investment income[1]	0.22		0.40	0.32	0.29 [3]	0.30	0.31 [2]
Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, short sales, options, futures and swap contracts	0.26		0.18	(1.42)	0.16	0.41	0.64

Total income (loss) from investment operations	0.48		0.58	(1.10)	0.45	0.71	0.95

Less distributions:
From net investment income	(0.25)		(0.40)	(0.41)	(0.38)	(0.38)	(0.33)
From net realized gains	—		—	—	(0.34)	—	—

Total distributions	(0.25)		(0.40)	(0.41)	(0.72)	(0.38)	(0.33)

Net asset value, end of period	$10.66		$10.43	$10.25	$11.76	$12.03	$11.70

Total return	4.62	%+	5.91%[4]	(9.49)%[4]	3.82%	6.30%	8.52%

Ratios/supplemental data:
Net assets, end of period (millions)	$541.0		$656.6	$973.2	$1,512.5	$1,417.1	$1,724.2

Ratios of total expenses to average net assets:
Before fees waived	1.72	%*,9	1.62%[8]	1.67%[7]	1.72%[6]	1.75%[6]	1.63%[5]

After fees waived	1.54	%*,9,10	1.37%[8,10]	1.39%[7,10]	1.44%[6,10]	1.47%[6,10]	1.51%[5,10]

Ratio of net investment income to average net assets	4.22	%*,9	3.93%[8]	2.89%[7]	2.36%[3,6]	2.60%[6]	2.70%[2,5]

Portfolio turnover rate[11]	42.73	%+	100.76%	89.62%	137.56%	193.98%	190.21%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.02 per share and 0.20% of average daily net assets.
[3]	Include non-cash distributions amounting to $0.00 per share and 0.00% of average daily net assets.
[4]	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.
[5]	Includes Interest & Dividend expense of 0.05% of average net assets.
[6]	Includes Interest & Dividend expense of 0.14% of average net assets.
[7]	Includes Interest & Dividend expense of 0.03% of average net assets.
[8]	Includes Interest & Dividend expense of 0.01% of average net assets.
[9]	Includes Interest & Dividend expense of 0.06% of average net assets.
[10]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.
[11]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

84	Litman Gregory Funds Trust

iMGP Alternative Strategies Fund – Investor Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	(Consolidated) Six Months Ended June 30, 2024#		Year Ended December 31,
			(Consolidated) 2023	(Consolidated) 2022	2021	2020	2019
Net asset value, beginning of period	$10.48		$10.28	$11.79	$12.06	$11.71	$11.10

Income from investment operations:
Net investment income[1]	0.21		0.38	0.29	0.26 [3]	0.27	0.28 [2]

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, short sales, options, futures and swap contracts	0.25		0.18	(1.42)	0.16	0.42	0.63

Total income (loss) from investment operations	0.46		0.56	(1.13)	0.42	0.69	0.91

Less distributions:
From net investment income	(0.24)		(0.36)	(0.38)	(0.35)	(0.34)	(0.30)

From net realized gains	—		—	—	(0.34)	—	—

Total distributions	(0.24)		(0.36)	(0.38)	(0.69)	(0.34)	(0.30)

Net asset value, end of period	$10.70		$10.48	$10.28	$11.79	$12.06	$11.71

Total return	4.48	%+	5.61%	(9.65)%	3.54%	6.06%	8.22%

Ratios/supplemental data:
Net assets, end of period (millions)	$24.9		$27.1	$45.4	$75.6	$74.2	$144.1

Ratios of total expenses to average net assets:

Before fees waived	1.97	%*,8	1.87%[7]	1.92%[6]	1.97%[5]	1.99%[5]	1.88%[4]

After fees waived	1.79	%*,8,9	1.62%[7,9]	1.64%[6,9]	1.69%[5,9]	1.71%[5,9]	1.76%[4,9]

Ratio of net investment income to average net assets	3.98	%*,8	3.65%[7]	2.64%[6]	2.11%[3,5]	2.36%[5]	2.44%[2,4]

Portfolio turnover rate[10]	42.73	%+	100.76%	89.62%	137.56%	193.98%	190.21%

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.02 per share and 0.20% of average daily net assets.
[3]	Include non-cash distributions amounting to $0.00 per share and 0.00% of average daily net assets.
[4]	Includes Interest & Dividend expense of 0.05% of average net assets.
[5]	Includes Interest & Dividend expense of 0.14% of average net assets.
[6]	Includes Interest & Dividend expense of 0.03% of average net assets.
[7]	Includes Interest & Dividend expense of 0.01% of average net assets.
[8]	Includes Interest & Dividend expense of 0.06% of average net assets.
[9]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.
[10]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	85

iMGP High Income Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.65		$9.16	$10.27	$10.21	$10.06	$9.63

Income from investment operations:
Net investment income[1]	0.30		0.56	0.38	0.32 [2]	0.37	0.36

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments, foreign currency, futures, options and swap contracts	0.10		0.54	(1.08)	0.33	0.16	0.44

Total income (loss) from investment operations	0.40		1.10	(0.70)	0.65	0.53	0.80

Less distributions:
From net investment income	(0.28)		(0.61)	(0.38)	(0.34)	(0.37)	(0.33)

From net realized gains	—		—	(0.03)	(0.25)	(0.01)	(0.04)

Total distributions	(0.28)		(0.61)	(0.41)	(0.59)	(0.38)	(0.37)

Net asset value, end of period	$9.77		$9.65	$9.16	$10.27	$10.21	$10.06

Total return	4.24	%+	12.32%	(6.85)%	6.42%	5.62%	8.37%

Ratios/supplemental data:
Net assets, end of period (millions)	$115.6		$91.7	$99.8	$106.7	$87.9	$93.8

Ratios of total expenses to average net assets:
Before fees waived	1.33	%*,3	1.51%[6]	1.41%[5]	1.44%[5]	1.72%[4]	1.39%[3]

After fees waived	0.98	%*,3,7	1.01%[6,7]	0.99%[5,7]	0.98%[5,7]	1.00%[4,7]	0.98%[3,7]

Ratio of net investment income to average net assets	6.14	%*,3	5.98%[6]	3.93%[5]	3.11%[2,5]	3.83%[4]	3.56%[3]

Portfolio turnover rate	14.81	%+	38.78%	49.41%	72.02%	87.63%	90.51%[8]

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Include non-cash distributions amounting to $0.00 per share and 0.01% of average daily net assets.
[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Includes Interest & Dividend expense of 0.02% of average net assets.
[5]	Includes Interest & Dividend expense of 0.01% of average net assets.
[6]	Includes Interest & Dividend expense of 0.03% of average net assets.
[7]	Includes the impact of the voluntary waiver of less than 0.01% of average net assets.
[8]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

86	Litman Gregory Funds Trust

iMGP Dolan McEniry Corporate Bond Fund – Institutional Class

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.86		$9.54	$10.62	$10.92	$10.61	$9.83

Income from investment operations:
Net investment income[1]	0.21		0.37	0.20	0.14	0.22	0.30
Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	(0.10)		0.32	(1.05)	(0.23)	0.36	0.79

Total income (loss) from investment operations	0.11		0.69	(0.85)	(0.09)	0.58	1.09

Less distributions:
From net investment income	(0.21)		(0.37)	(0.22)	(0.15)	(0.24)	(0.30)

From net realized gains	—		—	(0.01)	(0.06)	(0.03)	(0.01)

Total distributions	(0.21)		(0.37)	(0.23)	(0.21)	(0.27)	(0.31)

Net asset value, end of period	$9.76		$9.86	$9.54	$10.62	$10.92	$10.61

Total return	1.11	%+	7.38%	(8.08)%	(0.86)%	5.50%	11.25%

Ratios/supplemental data:
Net assets, end of period (thousands)	$258,409		$204,102	$95,178	$90,827	$57,666	$13,066

Ratios of total expenses to average net assets:
Before fees waived	0.72	%*,3	0.83%[3]	1.02%	0.96%[2]	1.34%	4.36%

After fees waived	0.70	%*,3	0.70%[3]	0.70%	0.70%[2]	0.70%	0.70%

Ratio of net investment income to average net assets	4.25	%*,3	3.87%[3]	2.01%	1.28%[2]	2.07%	2.83%

Portfolio turnover rate	6.93	%+	21.22%	26.08%[4]	32.65%[4]	40.00%[4]	16.00%[4]

#	Unaudited.
+	Not annualized.
*	Annualized.
[1]	Calculated based on the average shares outstanding methodology.
[2]	Includes Interest & Dividend expense of 0.02% of average net assets.
[3]	Includes Interest & Dividend expense of 0.00% of average net assets.
[4]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	87

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,				Period Ended December 31, 2019**
			2023	2022	2021	2020
Net asset value, beginning of period	$25.77		$29.05	$25.42	$25.58	$25.34	$25.00

Income from investment operations:
Net investment income (loss)[1]	0.57		0.81	(0.23)	(0.26)	(0.14)	0.15

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and futures contracts	4.13		(3.34)	6.11 [2]	2.78	0.60	2.55

Total income (loss) from investment operations	4.70		(2.53)	5.88	2.52	0.46	2.70

Less distributions:
From net investment income	(0.41)		(0.69)	(1.06)	(0.35)	(0.02)	(0.11)

From net realized gains	—		—	(1.18)	(1.18)	(0.20)	(2.25)

Return of capital	—		(0.06)	(0.01)	(1.15)	—	—

Total distributions	(0.41)		(0.75)	(2.25)	(2.68)	(0.22)	(2.36)

Net asset value, end of period	$30.06		$25.77	$29.05	$25.42	$25.58	$25.34

Market price, end of period	$30.06		$25.76	$29.11	$25.80	$25.56	$25.33

Net asset value total return	18.31	%+	(8.72)%	23.07%	9.80%	1.84%	10.76	%+

Market price total return	18.34	%+	(8.94)%	21.53%	11.38%	1.79%	—%

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,067,071		$684,737	$951,319	$60,379	$36,454	$18,369

Ratios of total expenses to average net assets:

Before fees waived	0.85	%*	0.85%	0.85%	0.95%[3]	0.85%	0.85	%*

After fees waived	0.85	%*	0.85%	0.85%	0.95%[3]	0.85%	0.85	%*

Ratio of net investment income (loss) to average net assets	4.01	%*	2.93%	(0.73)%	(0.93)%[3]	(0.55)%	0.84	%*

Portfolio turnover rate	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commencement of operations was May 7, 2019.
[1]	Calculated based on the average shares outstanding methodology.
[2]

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

[3]	Includes broker interest expense of 0.10% of average net assets.

The accompanying notes are an integral part of these financial statements.

88	Litman Gregory Funds Trust

iMGP DBi Hedge Strategy ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Year Ended December 31,				Period Ended December 31, 2019**
			2023	2022	2021	2020
Net asset value, beginning of period	$26.62		$25.42	$27.62	$30.87	$25.00	$25.00

Income from investment operations:
Net investment income (loss)[1]	0.58		0.93	(0.21)	(0.27)	(0.12)	0.00	^

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and futures contracts	0.67		1.08	(1.60)	1.83	6.01	0.00	^

Total income (loss) from investment operations	1.25		2.01	(1.81)	1.56	5.89	0.00

Less distributions:
From net investment income	(0.73)		(0.81)	(0.39)	—	(0.02)	(0.00	)^

From net realized gains	—		—	—	(4.81)	—	—

Total distributions	(0.73)		(0.81)	(0.39)	(4.81)	(0.02)	(0.00)

Net asset value, end of period	$27.14		$26.62	$25.42	$27.62	$30.87	$25.00

Market price, end of period	$27.06		$26.59	$25.55	$27.61	$30.86	$25.03

Net asset value total return	4.71	%+	7.91%	(6.51)%	5.05%	23.58%	0.01	%+

Market price total return	4.52	%+	7.24%	(6.04)%	4.92%	23.42%	—%

Ratios/supplemental data:
Net assets, end of period (thousands)	$13,572		$32,616	$14,618	$17,261	$18,520	$16,250

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85	%*

After fees waived	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85	%*

Ratio of net investment income (loss) to average net assets	4.31	%*	3.51%	(0.78)%	(0.83)%	(0.47)%	0.48	%*

Portfolio turnover rate	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commencement of operations was December 17, 2019.
^	Amount represents less than $0.01 per share.
[1]	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	89

iMGP Berkshire Dividend Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Period Ended December 31, 2023**
Net asset value, beginning of period	$10.44		$10.08

Income from investment operations:

Net investment income[1]	0.11		0.11

Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments	0.53		0.35

Total income from investment operations	0.64		0.46

Less distributions:

From net investment income	(0.07)		(0.10)

From net realized gains	—		—

Total distributions	(0.07)		(0.10)

Net asset value, end of period	$11.01		$10.44

Market price, end of period	$11.02		$10.44

Net asset value total return	6.18	%+	4.56	%+

Market price total return	6.29	%+	4.54	%+

Ratios/supplemental data:

Net assets, end of period (thousands)	$6,884		$1,305

Ratios of total expenses to average net assets:
Before fees waived	0.55	%*	0.55	%*

After fees waived	0.55	%*	0.55	%*

Ratio of net investment income to average net assets	1.97	%*	2.18	%*

Portfolio turnover rate	3.14	%+,3	0.02	%+,2

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on June 29, 2023.
[1]	Calculated based on the average shares outstanding methodology.
[2]

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 0.02% for the period ended December 31, 2023.

[3]	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 3.14% for the period ended June 30, 2024.

The accompanying notes are an integral part of these financial statements.

90	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited)

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of fifteen separate series. The ten series that are included in this report are: iMGP Global Select Fund, iMGP International Fund, iMGP Oldfield International Value Fund, iMGP Small Company Fund (formerly iMGP SBH Focused Small Value Fund), iMGP Alternative Strategies Fund, iMGP High Income Fund, iMGP Dolan McEniry Corporate Bond Fund, iMGP DBi Managed Futures Strategy ETF, iMGP DBi Hedge Strategy ETF, and iMGP Berkshire Dividend Growth ETF. Each Fund is diversified.

iMGP Global Select Fund (“Global Select Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of three highly regarded portfolio managers (each “Managers” or “Sub-Advisors”). The Global Select Fund offers one class of shares: Institutional Class.

iMGP International Fund (“International Fund”) seeks to increase the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of three highly regarded international portfolio managers. The International Fund offers one class of shares: Institutional Class.

iMGP Oldfield International Value Fund (“Oldfield International Value Fund”) seeks long-term growth of capital; that is, the increase in the value of an investment in the Fund over the long-term by using the talents and favorite stock-picking ideas of an experienced, high quality portfolio manager. The Oldfield International Value Fund offers one class of shares: Institutional Class.

iMGP Small Company Fund (“Small Company Fund”) seeks long-term growth of capital; that is, the increase in the value of an investment in the Fund over the long-term by using the combined talents and favorite stock-picking ideas of two highly regarded portfolio managers. The Small Company Fund offers one class of shares: Institutional Class.

iMGP Alternative Strategies Fund (“Alternative Strategies Fund”) seeks to achieve long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes by using the combined talents and favorite stock and bond market indexes-picking ideas of six highly regarded portfolio managers. A portion of the Alternative Strategies Fund’s assets may be allocated in a wholly-owned subsidiary of the Alternative Strategies Fund, which is organized under the laws of the Cayman Islands, is advised by that Manager, and will comply with the Alternative Strategies Fund’s investment objective and investment policies. The Alternative Strategies Fund offers two classes of shares: Institutional Class and Investor Class shares. The Investor Class shares charge a 0.25% 12b-1 distribution fee to the shareholders of this class (see Note 4).

iMGP High Income Fund (“High Income Fund”) seeks to generate a high level of current income from diverse sources, consistent with capital preservation over time, with capital appreciation a secondary objective, by using the combined talents and favorite stock and bond market indexes-picking ideas of three highly regarded portfolio managers. The High Income Fund offers one class of shares: Institutional Class.

iMGP Dolan McEniry Corporate Bond Fund (“Dolan McEniry Corporate Bond Fund”) seeks to provide investors with total return, with a secondary investment objective of preserving capital by investing in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Dolan McEniry Corporate Bond Fund offers one class of shares: Institutional Class.

iMGP DBi Managed Futures Strategy ETF (“DBi Managed Futures Strategy ETF”) seeks long term capital appreciation. The DBi Managed Futures Strategy ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy; (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, is advised by the sub-advisor, and will comply with the DBi Managed Futures Strategy ETF’s investment objective and investment policies; and (iii) investing directly in select debt instruments for cash management and other purposes. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

iMGP DBi Hedge Strategy ETF (“DBi Hedge Strategy ETF”) seeks long-term capital appreciation. The DBi Hedge Strategy ETF is an actively-managed ETF that seeks to achieve its objective by: (i) investing its assets pursuant to an equity hedge strategy and (ii) allocating the remainder of its assets directly in a portfolio of investment grade debt securities to collateralize its derivatives investments, for liquidity purposes, or to enhance yield. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

iMGP Berkshire Dividend Growth ETF (“Berkshire Dividend Growth ETF”) seeks dividend income and long-term capital appreciation. The Berkshire Dividend Growth ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time. Shares of the Fund are listed and traded on the New York Stock Exchange Arca.

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Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (“SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Advisor as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Advisor, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant

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information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 14.1% of its total net assets invested in the Subsidiary as of June 30, 2024.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary. The Alternative Strategies Fund may invest a portion of its assets from the enhanced trend strategy in the Alternative Strategy Subsidiary (the “Alternative Subsidiary”), which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Alternative Strategies Fund and is advised by the Manager that manages the enhanced trend strategy. The financial statements of the Alternative Strategies Fund include the operations of the Alternative Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Alternative Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Alternative Strategies Fund had 1.0% of its total net assets invested in the Alternative Subsidiary as of June 30, 2024.

The Alternative Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Alternative Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Alternative Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D

Senior Term Loans. The Alternative Strategies Fund and the High Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

E

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

F

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

G

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is

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sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At June 30, 2024, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

H

Reverse repurchase agreements. The High Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

I

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

J

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions (see Note 8).

K

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the Alternative Strategies Fund, the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

L

Futures Contracts. The Alternative Strategies Fund, the High Income Fund, and the DBi Hedge Strategy ETF invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets (see Note 8).

M

Interest Rate Swaps. During the period ended June 30, 2024, the High Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by

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reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

N

Credit Default Swaps. During the period ended June 30, 2024, the Alternative Strategies Fund and the High Income Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities (see Note 8).

O

Total Return Swaps. During the period ended June 30, 2024, the Alternative Strategies Fund and the High Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure – that is, both market and credit exposure – to the reference asset. The total return payer – often the owner of the reference obligation – gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset (see Note 8).

P

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the

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price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions (see Note 8).

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund (see Note 8).

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund (see Note 8).

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Q

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ

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from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

R

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years (as applicable) and as of June 30, 2024, and have determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds’ invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended June 30, 2024, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statements of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

S

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method. Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses. Class specific expenses, such as 12b-1 expenses, are directly attributed to that specific class.

T

Restricted Cash. At June 30, 2024, the Alternative Strategies Fund, the High Income Fund, the DBi Managed Futures Strategy ETF, and the DBi Hedge Strategy ETF held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Funds’ Custodian as well as with brokers and is reflected in the Statements of Assets and Liabilities as deposits at brokers for securities sold short, futures, options, and swaps. Restrictions may include legally restricted deposits held as compensating balances against short-term borrowing arrangements or contracts entered into with others.

The Funds consider their investment in an Federal Deposits Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

U

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of June 30, 2024, there were no restricted securities held in the Funds.

V

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid

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securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

W

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC (the “Advisor”) and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

	Contractual Management Rate
Fund	First $450 million	Excess of $450 million	First $750 million	Excess of $750 million	First $1 billion	Excess of $1 billion	Between $1 and $2 billion	First $2 billion	Between $2 and $3 billion	Between $3 and $4 billion	Excess of $4 billion
Global Select	—	—	0.85%	0.75%	—	—	—	—	—	—	—
International	—	—	—	—	0.90%	0.80%	—	—	—	—	—
Oldfield International Value	0.70%	0.70%	—	—	—	—	—	—	—	—	—
Small Company	0.80%	0.80%	—	—	—	—	—	—	—	—	—
Alternative Strategies	—	—	—	—	—	—	—	1.23%	1.13%	1.08%	1.03%
High Income	—	—	—	—	0.85%	—	0.825%	—	0.80%	0.775%	0.75%
Dolan McEniry Corporate Bond	0.50%	0.50%	—	—	—	—	—	—	—	—	—
DBi Managed Futures Strategy ETF	0.85%	0.85%	—	—	—	—	—	—	—	—	—
DBi Hedge Strategy ETF	0.85%	0.85%	—	—	—	—	—	—	—	—	—
Berkshire Dividend Growth ETF	0.55%	0.55%	—	—	—	—	—	—	—	—	—

The investment advisory fee for the DBi Managed Futures Strategy ETF, DBi Hedge Strategy ETF and Berkshire Dividend Growth ETF is a unitary fee that covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages sub-advisors to manage the Funds and pays the sub-advisors from its advisory fees.

Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees effectively reducing total advisory fees to approximately 0.82% of the average daily net assets of the Global Select Fund, 0.87% of the average daily net assets of the International Fund, 1.16% of the average daily net assets of the Alternative Strategies Fund, and 0.78% of the average daily net assets of the High Income Fund (the “Advisory Fee Waiver Agreement”). Additionally, the Advisor has voluntarily agreed to waive its management fee on the daily cash values of the Funds not allocated to Managers. For the six months ended June 30, 2024, the amount waived, contractual and voluntary, was $113,805, $256,371, $549,847, and $65,917 for Global Select Fund, International Fund, Alternative Strategies Fund, and High Income Fund, respectively. The Advisor has agreed not to seek recoupment of such waived fees under the Advisory Fee Waiver Agreement. Through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Global Select Fund, and the High Income Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in

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connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 0.98%, and 0.98% of the average daily net assets, respectively (the “Global Select and High Income Funds’ Expense Limitation Agreement”). In addition, through April 30, 2026, the Advisor has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Oldfield International Value Fund, the Small Company Fund, and the Dolan McEniry Corporate Bond Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs, (including commitment fees), dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement for the Institutional Class will not exceed 0.94%, 1.15%, and 0.70% of the average daily net assets, respectively (the “Oldfield International Value, Small Company and Dolan McEniry Corporate Bond Funds’ Expense Limitation Agreement” and together with the Global Select and High Income Funds’ Expense Limitation Agreement, the “Expense Limitation Agreements”). During the six months ended June 30, 2024, the amount waived contractually pursuant to the Expense Limitation Agreements was $127,175, $118,444, $82,189, $66,857, and $23,751 for the Global Select Fund, High Income Fund, Oldfield International Value Fund, Small Company Fund, and Dolan McEniry Corporate Bond Fund, respectively. The Advisor may be reimbursed by each Fund no later than the end of the third fiscal year following the year of the waiver provided that such reimbursement does not cause each Fund’s expenses to exceed the expense limitation.

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Custodian and Fund Accountant to the Funds.

State Street also serves as the Transfer Agent for DBi Managed Futures Strategy ETF, DBi Hedge Strategy ETF, and Berkshire Dividend Growth ETF. SS&C Global Investor & Distribution Solutions, Inc. serves as Transfer Agent for the other Funds. The Funds’ principal underwriter is ALPS Distributors, Inc.

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds reimbursed the Advisor $75,000 for the six months ended June 30, 2024 for the services of the CCO.

Loomis Sayles & Company, L.P. used their respective affiliated entity for purchases of the Alternative Strategies Fund’s portfolio securities for the six months ended June 30, 2024. There was no commissions paid for these transactions.

During the six months ended June 30, 2024, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $66,598. The Chairperson of the Board was compensated in the amount of $73,258.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

Certain Funds have adopted a Plan of Distribution (the “Plan”) dated February 25, 2009, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Investor Classes of the Alternative Strategies Fund will compensate broker dealers or qualified institutions with whom the Fund has entered into a contract to distribute Fund shares (“Dealers”). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Investor Classes, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2024, the Alternative Strategies Fund’s Investor Class incurred $32,409 pursuant to the Plan.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of each Fund’s outstanding shares.

The DBi Hedge Strategy ETF, DBi Managed Futures Strategy ETF, and Berkshire Dividend Growth ETF issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

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Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the six months ended June 30, 2024, excluding short-term investments and in-kind transactions were as follows:

Fund	U.S. Gov’t Securities Purchases	Other Purchases	U.S. Gov’t Securities Sales	Other Sales
Global Select Fund	$—	$42,176,884	$—	$50,756,221
International Fund	—	39,316,459	—	67,516,813
Oldfield International Value Fund	—	8,327,295	—	11,746,196
Small Company Fund	—	54,051,241	—	60,912,871
Alternative Strategies Fund	29,769,142	170,265,083	28,350,815	275,089,913
High Income Fund	1,172,535	34,805,261	884,366	12,982,456
Dolan McEniry Corporate Bond Fund	—	76,305,254	—	15,140,311
DBi Manage Futures Strategy ETF	—	—	—	—
DBi Hedge Strategy ETF	—	—	—	—
Berkshire Dividend Growth ETF	—	230,713	—	119,758

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Berkshire Dividend Growth ETF	$5,298,781	$—

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of June 30, 2024. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$2,436,321	$—	$—	$2,436,321
China	2,903,341	—	—	2,903,341
France	2,030,187	—	—	2,030,187
Germany	5,680,655	—	—	5,680,655
Ireland	1,308,424	—	—	1,308,424
Japan	380,643	—	—	380,643
Luxembourg	1,970,882	—	—	1,970,882
Netherlands	3,873,319	—	—	3,873,319
Sweden	1,995,047	—	—	1,995,047
Switzerland	2,154,218	—	—	2,154,218
United Kingdom	8,879,473	—	—	8,879,473
United States	65,952,167	—	—	65,952,167
Uruguay	654,254	—	—	654,254
Preferred Stock
South Korea	2,675,913	—	—	2,675,913

Total Equity	102,894,844	—	—	102,894,844

Short-Term Investments
Repurchase Agreements	—	2,528,657	—	2,528,657

Total Short-Term Investments	—	2,528,657	—	2,528,657

Total Investments in Securities	$102,894,844	$2,528,657	$—	$105,423,501

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International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$2,256,388	$—	$—	$2,256,388
Australia	2,334,854	—	—	2,334,854
Canada	4,782,587	—	—	4,782,587
China	2,718,081	—	—	2,718,081
Denmark	8,381,698	—	—	8,381,698
Finland	4,427,152	—	—	4,427,152
France	14,074,799	—	—	14,074,799
Germany	46,825,956	—	—	46,825,956
Ireland	20,374,632	—	—	20,374,632
Israel	4,065,808	—	—	4,065,808
Japan	10,461,148	—	—	10,461,148
Netherlands	5,438,366	—	—	5,438,366
South Korea	2,994,257	—	—	2,994,257
Spain	4,032,305	—	—	4,032,305
Sweden	4,492,351	—	—	4,492,351
Switzerland	9,947,031	—	—	9,947,031
Taiwan	6,372,208	—	—	6,372,208
United Kingdom	18,014,006	—	—	18,014,006
United States	14,701,573	—	—	14,701,573

Total Equity	186,695,200	—	—	186,695,200

Short-Term Investments
Repurchase Agreements	—	4,025,868	—	4,025,868

Total Short-Term Investments	—	4,025,868	—	4,025,868

Total Investments in Securities	$186,695,200	$4,025,868	$—	$190,721,068

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Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
China	$3,027,522	$—	$—	$3,027,522
France	3,279,858	—	—	3,279,858
Germany	3,290,306	—	—	3,290,306
Italy	3,284,243	—	—	3,284,243
Japan	841,377	—	—	841,377
Netherlands	3,466,896	—	—	3,466,896
South Korea	4,039,642	—	—	4,039,642
Sweden	1,668,436	—	—	1,668,436
United Kingdom	7,282,682	—	—	7,282,682
Preferred Stock
Germany	1,441,456	—	—	1,441,456

Total Equity	31,622,418	—	—	31,622,418

Total Investments in Securities	$31,622,418	$—	$—	$31,622,418

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$46,515,080	$—	$—	$46,515,080

Total Equity	46,515,080	—	—	46,515,080

Total Investments in Securities	$46,515,080	$—	$—	$46,515,080

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

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Alternative Strategies Fund (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$105,374,914	$—	$613,028	**	$105,987,942
Preferred Stocks	64,107	—	81,245	**	145,352
Limited Partnerships	—	—	425,396	**	425,396

Total Equity	105,439,021	—	1,119,669	**	106,558,690

Rights/Warrants	37,918	12,220	—		50,138
Fixed Income
Asset-Backed Securities	—	83,377,760	—		83,377,760
Bank Loans	—	6,341,408	—		6,341,408
Convertible Bonds	—	11,114,177	—		11,114,177
Corporate Bonds	—	100,634,047	—		100,634,047
Government Securities & Agency Issue	—	17,613,558	—		17,613,558
Mortgage-Backed Securities	—	89,637,870	212,836	(1)	89,850,706

Total Fixed Income	—	308,718,820	212,836	**	308,931,656

Short-Term Investments
Repurchase Agreements	—	33,969,751	—		33,969,751
Treasury Bills	—	99,879,878	—		99,879,878

Total Short-Term Investments	—	133,849,629	—		133,849,629

Purchased Options	107,578	—	—		107,578

Total Investments in Securities in Assets	$105,584,517	$442,580,669	$1,332,505	**	$549,497,691

Unfunded Loan Commitments***	—	(453,045)	—		(453,045)

Short Sales
Common Stocks	(14,023,602)	—	—		(14,023,602)
Exchange-Traded Funds	(149,661)	—	—		(149,661)

Total Short Sales	(14,173,263)	—	—		(14,173,263)

Total Investments in Securities in Liabilities	$(14,173,263)	$—	$—		$(14,173,263)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$39,127	$—	$—		$39,127
Futures	829,600	—	—		829,600
Swaps - Credit Default	—	84,675	—		84,675
Swaps - Total Return	(1,646)	—	—		(1,646)
Written Options	(109,117)	—	—		(109,117)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.

***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

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High Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$64,638	$—		$64,638
Preferred Stocks	2,182,897	—	—		2,182,897

Total Equity	2,182,897	64,638	—		2,247,535

Fixed Income
Asset-Backed Securities	—	23,200,933	—		23,200,933
Bank Loans	—	20,604,529	—		20,604,529
Convertible Bonds	—	263,901	—		263,901
Corporate Bonds	—	46,123,842	125,341	**	46,249,183
Government Securities & Agency Issue	—	5,897,869	—		5,897,869
Mortgage-Backed Securities	—	9,311,903	—		9,311,903
Municipal Bond	—	4,842	—		4,842

Total Fixed Income	—	105,407,819	125,341	**	105,533,160

Short-Term Investments
Money Market Funds	2,128,471	—	—		2,128,471
Repurchase Agreements	—	8,061,533	—		8,061,533
Treasury Bills	—	98,544	—		98,544

Total Short-Term Investments	2,128,471	8,160,077	—		10,288,548

Purchased Options	29,828	—	—		29,828

Total Investments in Securities in Assets	$4,341,196	$113,632,534	$125,341	**	$118,099,071

Unfunded Loan Commitments***	—	(3,534)	—		(3,534)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$4,353	$—	$—		$4,353
Futures	9,301	—	—		9,301
Swaps - Interest Rate	—	551	—		551
Swaps - Credit Default	—	2,191	—		2,191
Written Options	(62,060)	—	—		(62,060)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Fund.

***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$249,499,947	$—	$249,499,947

Total Fixed Income	—	249,499,947	—	249,499,947

Total Investments in Securities	$—	$249,499,947	$—	$249,499,947

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DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$26,296,079	$—	$26,296,079
Treasury Bills	—	784,595,310	—	784,595,310

Total Short-Term Investments	—	810,891,389	—	810,891,389

Total Investments in Securities	$—	$810,891,389	$—	$810,891,389

Other Financial Instruments*
Futures	$8,650,617	$—	$—	$8,650,617

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

DBi Hedge Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$662,406	$—	$662,406
Treasury Bills	—	10,842,397	—	10,842,397

Total Short-Term Investments	—	11,504,803	—	11,504,803

Total Investments in Securities	$—	$11,504,803	$—	$11,504,803

Other Financial Instruments*
Futures	$162,170	$—	$—	$162,170

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$6,802,729	$—	$—	$6,802,729

Total Equity	6,802,729	—	—	6,802,729

Total Investments in Securities	$6,802,729	$—	$—	$6,802,729

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Note 7 – Commitments and Contingencies

The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on good faith judgement of the Advisor, that such bridge facilities will not ever fund. As of June 30, 2024, the High Income Fund had $210,000 outstanding bridge facility commitments.

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

Note 8 – Other Derivative Information

At June 30, 2024, the Funds are invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

Alternative Strategies Fund (Consolidated)
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on forward foreign currency exchange contracts	$50,051	Unrealized loss on forward foreign currency exchange contracts	$(10,924)
		Unrealized gain on futures contracts*	1,741,063	Unrealized loss on futures contracts*	(137,881)
Commodity		Unrealized gain on futures contracts*	113,005	Unrealized loss on futures contracts*	(139,242)
Interest rate		Unrealized gain on futures contracts*	660,458	Unrealized loss on futures contracts*	(1,633,241)
		Investments in securities(1)	107,578	Written options	(91,172)
Credit		Unrealized gain on swap contracts**	1,839,428	Unrealized loss on swap contracts**	(1,754,753)
Equity		Unrealized gain on swap contracts	—	Unrealized loss on swap contracts	(1,646)
		Unrealized gain on futures contracts*	225,438	Unrealized loss on futures contracts*	—
		Investments in securities(1)	—	Written options	(17,945)

	Total		$4,737,021		$(3,786,804)

*  Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Consolidated Statements of Assets and
Liabilities.

** Includes cumulative appreciation/depreciation on centrally cleared swaps.

(1)   The Consolidated Statements of Assets and Liabilities location for “Purchased Options” is
“Investments in securities”.

High Income Fund
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on forward foreign currency exchange contracts	$4,668	Unrealized loss on forward foreign currency exchange contracts	$(315)
Interest rate		Unrealized gain on swap contracts**	551	Unrealized loss on swap contracts	—
		Unrealized gain on futures contracts*	9,559	Unrealized loss on futures contracts*	(258)
		Investments in securities(1)	9,990	Written options	(9,583)
Credit		Unrealized gain on swap contracts**	2,191	Unrealized loss on swap contracts	—
Equity		Investments in securities(1)	19,838	Written options	(52,477)

	Total		$46,797		$(62,633)

*  Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

** Includes cumulative appreciation/depreciation on centrally cleared swaps.

(1)   The Statements of Assets and Liabilities location for “Purchased Options” is “Investments in securities”.

Notes to Financial Statements	107

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

DBi Managed Futures Strategy ETF (Consolidated)
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on futures contracts*	$17,380,123	Unrealized loss on futures contracts*	$(684,710)
Commodity		Unrealized gain on futures contracts*	1,172,597	Unrealized loss on futures contracts*	(1,793,635)
Interest rate		Unrealized gain on futures contracts*	—	Unrealized loss on futures contracts*	(9,959,893)
Equity		Unrealized gain on futures contracts*	2,536,135	Unrealized loss on futures contracts*	—

	Total		$21,088,855		$(12,438,238)

	* Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

DBi Hedge Strategy ETF
		Derivative Assets		Derivative Liabilities
Risk		Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Currency		Unrealized gain on futures contracts*	83,442	Unrealized loss on futures contracts*	$—
Interest rate		Unrealized gain on futures contracts*	47,198	Unrealized loss on futures contracts*	(32,311)
Equity		Unrealized gain on futures contracts*	63,841	Unrealized loss on futures contracts*	—

	Total		$194,481		$(32,311)

	* Includes cumulative appreciation/depreciation on futures contracts described previously. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2024, the effect of derivative contracts in the Funds’ Statements of Operations were as follows:

Alternative Strategies Fund (Consolidated)
		Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount
Currency		Forward foreign currency exchange contracts	$(120,516)	$494,674	19,697,850	(a)
		Future contracts	5,168,436	1,916,851	97,655,217	(b)
Commodity		Future contracts	771,017	(99,667)	15,687,488	(b)
Interest rate		Future contracts	(466,815)	336,546	368,389,198	(b)
		Purchased option contracts	(4,962)	(115,717)	169	(d)
		Written option contracts	24,267	144,082	169	(d)
Credit		Swap contracts	191,735	(225,166)	532,486,667	(b)(c)
Equity		Swap contracts	(588,316)	839,509	31,395,687	(b)(c)
		Future contracts	5,011,881	299,554	77,154,601	(b)
		Purchased option contracts	(132,466)	24,744	457	(d)
		Written option contracts	38,965	(2,568)	78	(d)

	Total		$9,893,226	$3,612,842

(a)	Average notional values are based on the average of monthly end contract values for the period ended June 30, 2024.

(b)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2024.

(c)	Notional amount is denoted in local currency.

(d)	Average contracts are based on the average of monthly end contracts for the period ended June 30, 2024.

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

High Income Fund
		Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount
Currency		Forward foreign currency exchange contracts	$10,438	$24,261	1,047,328	(a)
Interest rate		Swap contracts	160	551	20,000	(b)(c)
		Future contracts	(70,441)	(67,174)	7,632,444	(b)
		Purchased option contracts	(15,030)	11,027	3,120,000	(b)
		Written option contracts	—	1,838	370,000	(b)
Credit		Swap contracts	(44,442)	35,411	884,000	(b)(c)
Equity		Swap contracts	(1,230)	(460)	108,368	(b)(c)
		Purchased option contracts	—	(27,195)	128	(d)
		Written option contracts	578,680	3,486	39	(d)

	Total		$458,135	$(18,255)

(a)	Average notional values are based on the average of monthly end contract values for the period ended June 30, 2024.

(b)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2024.

(c)	Notional amount is denoted in local currency.

(d)	Average contracts are based on the average of monthly end contracts for the period ended June 30, 2024.

DBi Managed Futures Strategy ETF (Consolidated)
		Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount(a)
Currency		Future contracts	$60,570,277	$19,203,632	1,018,277,772
Commodity		Future contracts	17,194,198	(1,224,889)	230,343,453
Interest rate		Future contracts	4,600,988	(3,034,203)	1,123,272,853
Equity		Future contracts	25,441,646	5,094,473	666,325,852

	Total		$107,807,109	$20,039,013

(a)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2024.

DBi Hedge Strategy ETF
		Statements of Operations
Risk		Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Notional Amount(a)
Currency		Future contracts	$226,010	$(11,525)	7,695,662
Interest rate		Future contracts	(371,246)	102,836	26,875,704
Equity		Future contracts	1,053,339	(476,087)	14,607,408

	Total		$908,103	$(384,776)

(a)	Average notional values are based on the average of monthly end notional balances for the period ended June 30, 2024.

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Notes to Financial Statements	109

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

At June 30, 2024, Global Select Fund, International Fund, Alternative Strategies Fund, High Income Fund, DBi Managed Futures Strategy ETF, and DBi Hedge Strategy ETF had investments in repurchase agreements with a gross value of $2,528,657, $4,025,868, $33,969,751, $8,061,533, $26,296,079, and $662,406, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2024.

The following tables represent the disclosure for derivative instruments related to offsetting assets and liabilities for each of the Funds as of June 30, 2024:

Alternative Strategies Fund (Consolidated)
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps(2)	Forward Currency Contracts	Total	Futures(1)	Swaps(2)	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(3)	Net Amount
Bank of America N.A.	$—	$—	$—	$9,464	$9,464	$—	$—	$(532)	$—	$(532)	$8,932	$—	$8,932
Barclays Bank Plc	—	—	—	1,773	1,773	—	—	(6,936)	—	(6,936)	(5,163)	—	(5,163)
Citigroup Global Markets, Inc.	—	121,287	—	—	121,287	(132,136)	—	—	—	(132,136)	(10,849)	—	(10,849)
JPMorgan Chase Bank N.A.	107,578	449,354	—	7,051	563,983	(729,571)	(1,646)	(1,496)	(91,172)	(823,885)	(259,902)	237,693	(22,209)
Morgan Stanley & Co.	—	—	—	31,763	31,763	—	—	(1,960)	(17,945)	(19,905)	11,858	—	11,858
StoneX Financial, Inc.	—	2,169,323	—	—	2,169,323	(1,048,657)	—	—	—	(1,048,657)	1,120,666	—	1,120,666

Total	$107,578	$2,739,964	$—	$50,051	$2,897,593	$(1,910,364)	$(1,646)	$(10,924)	$(109,117)	$(2,032,051)	$865,542	$237,693	$1,103,235

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilites.

(2)

Does not include the unrealized appreciation (depreciation) of centrally cleared swaps as reported in the Notes to Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(3)	The actual collateral pledged (received) may be more than the amounts shown.

iMGP High Income Fund
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps(2)	Forward Currency Contracts	Total	Futures(1)	Swaps(2)	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged	Net Amount
Bank of America N.A.	$—	$1,171	$—	$—	$1,171	$(258)	$—	$—	$—	$(258)	$913	$—	$913
Barclays Bank Plc	—	—	—	3,691	3,691	—	—	—	—	—	3,691	—	3,691
Goldman Sachs & Co.	19,838	8,388	—	977	29,203	—	—	—	—	—	29,203	—	29,203
Morgan Stanley & Co.	9,990	—	—	—	9,990	—	—	(315)	(9,583)	(9,898)	92	—	92
UBS Securities LLC	—	—	—	—	—	—	—	—	(52,477)	(52,477)	(52,477)	—	(52,477)

Total	$29,828	$9,559	$—	$4,668	$44,055	$(258)	$—	$(315)	$(62,060)	$(62,633)	$(18,578)	$—	$(18,578)

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilites.

(2)

Does not include the unrealized appreciation (depreciation) of centrally cleared swaps as reported in the Notes to Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.

DBi Managed Futures Strategy ETF (Consolidated)
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps	Forward Currency Contracts	Total	Futures(1)	Swaps	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged	Net Amount
Societe Generale	$—	$21,088,855	$—	$—	$21,088,855	$(12,438,238)	$—	$—	$—	$(12,438,238)	$8,650,617	$—	$8,650,617

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments in Futures. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilites.

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

DBi Hedge Strategy ETF
	Derivative Assets					Derivative Liabilities
Counterparty	Purchased Options	Futures(1)	Swaps	Forward Currency Contracts	Total	Futures(1)	Swaps	Forward Currency Contracts	Written Options	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged	Net Amount
Mizuho Securities	$—	$194,481	$—	$—	$194,481	$(32,311)	$—	$—	$—	$(32,311)	$162,170	$—	$162,170

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments in Futures. Only current day’s variation margin is reported within the Statements of Assets and Liabilites.

Note 9 – Income Taxes and Distributions to Shareholders

As of December 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Global Select Fund	International Fund	Oldfield International Value Fund	Small Company Fund
Tax cost of Investments and derivatives	$101,149,452	$206,125,706	$31,503,644	$42,964,433
Gross Tax Unrealized Appreciation	20,197,115	35,809,271	6,166,506	11,647,666
Gross Tax Unrealized Depreciation	(4,105,196)	(19,870,031)	(2,350,594)	(2,133,730)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	16,091,919	15,939,240	3,815,912	9,513,936
Net Tax unrealized appreciation (depreciation) on foreign currency	(20,585)	(11,649)	(1,064)	—

Net Tax unrealized appreciation (depreciation)	16,071,334	15,927,591	3,814,848	9,513,936

Undistributed Ordinary Income	497,312	200,099	299,174	—

Undistributed Long-Term Capital Gains	49,215	—	86,769	597,562

Capital Loss Carry Forward	—	(34,753,999)	—	—

Late Year Ordinary Loss Deferral	—	—	—	—

Other Accumulated Gains	—	—	—	—

Total accumulated gain/(loss)	$16,617,861	$(18,626,309)	$4,200,791	$10,111,498

	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund
Tax cost of Investments and derivatives	$738,484,748	$93,186,004	$198,966,672
Gross Tax Unrealized Appreciation	39,488,511	1,205,415	3,148,842
Gross Tax Unrealized Depreciation	(118,803,947)	(5,050,484)	(4,294,015)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(79,315,436)	(3,845,069)	(1,145,173)
Net Tax unrealized appreciation (depreciation) on foreign currency	440	(60,483)	—

Net Tax unrealized appreciation (depreciation)	(79,314,996)	(3,905,552)	(1,145,173)

Undistributed Ordinary Income	202,459	—	—

Undistributed Long-Term Capital Gains	—	—	—

Capital Loss Carry Forward	(61,749,136)	(2,916,927)	(2,720,009)

Late Year Ordinary Loss Deferral	—	—	—

Straddle Loss Deferral	(2,545,803)	—	—

Other Accumulated Gains/(Losses)	(5,930)	—	1

Total accumulated gain/(loss)	$(143,413,406)	$(6,822,479)	$(3,865,181)

Notes to Financial Statements	111

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

	DBi Managed Futures Strategy ETF (Consolidated)	DBi Hedge Strategy ETF	Berkshire Dividend Growth ETF
Tax cost of Investments and derivatives	$588,972,598	$31,403,714	$1,228,323
Gross Tax Unrealized Appreciation	712,484	5,747	63,718
Gross Tax Unrealized Depreciation	(2,356,027)	—	(19,283)

Net Tax unrealized appreciation (depreciation) on investments and derivatives	(1,643,543)	5,747	44,435
Net Tax unrealized appreciation (depreciation) on foreign currency	—	—	—
Net Tax unrealized appreciation (depreciation)	(1,643,543)	5,747	44,435

Undistributed Ordinary Income	—	150	—

Undistributed Long-Term Capital Gains	—	—	—

Capital Loss Carry Forward	(116,032,920)	(252,373)	(81)

Late Year Ordinary Loss Deferral	—	—	—

Other Accumulated Gains	—	—	—

Total accumulated gain/(loss)	$(117,676,463)	$(246,476)	$44,354

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales, premium amortization accruals, forward foreign currency exchange contracts mark to market, futures contracts mark to market, options contracts mark to market, swap contracts mark to market, passive foreign investment company adjustments, partnership basis adjustments, organizational expenses, constructive sales, 305(c) adjustment, and non REIT return of capital basis adjustments.

For the year or period ended December 31, 2023, capital loss carry over used in current year was as follows:

Fund	Capital Loss Carryover Utilized Short-Term	Capital Loss Carryover Utilized Long-Term
International Fund	$233,484	$4,329,444
Oldfield International Value Fund	148,600	1,120,081
Small Company Fund	147,881	1,293,394
DBi Hedge Strategy ETF	239,230	354,753

The capital loss carry forwards for each Fund were as follows:

	International Fund	Alternative Strategies Fund (Consolidated)	High Income Fund	Dolan McEniry Corporate Bond Fund	DBi Managed Futures Strategy ETF (Consolidated)
Capital Loss Carryforwards
Perpetual Short-Term	$(27,794,169)	$(37,053,548)	$(633,032)	$(366,108)	$(31,097,586)
Perpetual Long-Term	(6,959,830)	(24,695,588)	(2,283,895)	(2,353,901)	(84,935,334)

Total	$(34,753,999)	$(61,749,136)	$(2,916,927)	$(2,720,009)	$(116,032,920)

	DBi Hedge Strategy ETF	Berkshire Dividend Growth ETF
Capital Loss Carryforwards
Perpetual Short-Term	$(187,586)	$(81)
Perpetual Long-Term	(64,787)	—

Total	$(252,373)	$(81)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, the following table shows the reclassifications made:

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Global Select Fund*	$(465,386)	$465,386
International Fund *	—	—
Oldfield International Value Fund *	(90,016)	90,016
Small Company Fund *	(291,241)	291,241
Alternative Strategies Fund (Consolidated) *	1,894,140	(1,894,140)
High Income Fund *	524,711	(524,711)
Dolan McEniry Corporate Bond Fund *	(22,356)	22,356
DBi Managed Futures Strategy ETF (Consolidated) *	74,498,441	(74,498,441)
DBi Hedge Strategy ETF *	358,530	(358,530)
Berkshire Dividend Growth ETF *	102	(102)

*

The permanent differences primarily relate to premium amortization, foreign currency gains/losses, paydown gains/losses, passive foreign investment company gains/losses, swaps adjustments, Subsidiary adjustments, equalization adjustments, and tax treatment of partnerships.

The tax composition of dividends (other than return of capital dividends), for the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	Six Months Ended June 30, 2024		2023
Fund	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain	Return of Capital
Global Select Fund	$—	$—	$982,632	$3,697,048	$—
International Fund	—	—	2,248,768	—	—
Oldfield International Value Fund	—	—	918,384	—	—
Small Company Fund	—	—	347,833	3,594,970	—
Alternative Strategies Fund (Consolidated)	13,750,137	—	32,887,667	—	—
High Income Fund	3,103,563	—	5,462,695	—	—
Dolan McEniry Corporate Bond Fund	4,864,997	—	5,685,475	—	—
DBi Managed Futures Strategy ETF(Consolidated)	13,992,580	—	18,430,660	—	1,658,620
DBi Hedge Strategy ETF	631,475	—	992,005	—	—
Berkshire Dividend Growth ETF	35,368	—	11,250	—	—

The Funds did not have any unrecognized tax benefits at December 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the year ended December 31, 2023. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 10 – Line of Credit

The Trust has an unsecured, uncommitted $75,000,000 line of credit with the Custodian, for the Global Select Fund, International Fund, Oldfield International Value Fund, Small Company Fund, High Income Fund, and Dolan McEniry Corporate Bond Fund (the “Six Funds”) expiring on April 25, 2025. Under this agreement, borrowing interest rate is equal to the sum of applicable margin of 1.00%, and applicable rate of 0.10%, plus the higher of (i) the Federal Funds Effective Rate and (ii) Overnight Bank Funding Rate. There is no annual commitment fee on the uncommitted line of credit. There was $25,000 annual administrative fee charged at the May 1, 2024 renewal. The Trust also has a secured, uncommitted $125,000,000 line of credit for the Alternative Strategies Fund with the Custodian, expiring on July 17, 2025. There is no annual commitment fee but, a non-refundable up-front fee of $50,000 paid for each yearly amendment. The line of credit is secured by a general security interest in substantially all of the Alternative Strategies Fund’s assets. Under this agreement, the borrowing rate is the Overnight Margin (1.25%) plus the higher of (i) the Federal Funds Effective Rate and (ii) the Overnight Bank Funding Rate.

Amounts outstanding to the Six Funds under the Facility at no time shall exceed in the aggregate at any time the least of (a) $75,000,000; (b) 10% of the value of the total assets of each Fund less such Fund’s total liabilities not represented by senior securities less the value of any assets of the Fund pledged to, or otherwise segregated for the benefit of a party other than the Custodian and in connection with a liability not reflected in the calculation of the Fund’s total liabilities. Amounts outstanding for the Alternative Strategies Fund at no time shall exceed in the aggregate at any time the lesser of the (a) Borrowing Base, (b) the Facility amount of $125,000,000 and (c) should not have an aggregate amount of outstanding senior securities representing indebtedness the least of (i) 33 1/3% of the Alternative Strategies Fund’s net assets and (ii) the maximum amount that the Fund would be permitted to incur pursuant to applicable law.

For the six months ended June 30, 2024, the interest expense was $1,572 for Oldfield International Value Fund, $3.929 for Small Company Fund, and $140,648 for Alternative Strategies Fund. For the six months ended June 30, 2024, there were no borrowings for the Global Select Fund, International Fund, High

Notes to Financial Statements	113

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NOTES TO FINANCIAL STATEMENTS – (Unaudited) (Continued)

Income Fund, and Dolan McEniry Corporate Bond Fund, and there was no balance outstanding at the end of the period. There was no balance outstanding at June 30, 2024 for the Oldfield International Value Fund, Small Company Fund, and Alternative Strategies Fund. The average borrowing for the six months ended June 30, 2024 for the Oldfield International Fund for the period the line was drawn was $800,000, at an average borrowing rate of 6.430%. The average borrowing for the six months ended June 30, 2024 for the Small Company Fund for the period the line was drawn was $2,000,000, at an average borrowing rate of 6.430%. The average borrowing for the six months ended June 30, 2024 for the Alternative Strategies Fund for the period the line was drawn was $13,500,000, at an average borrowing rate of 6.580%. During the six months ended June 30, 2024, the maximum borrowing was $800,000, $2,000,000, and $13,500,000 for the Oldfield International Value Fund, Small Company Fund, and Alternative Strategies Fund, respectively.

Note 11 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

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Asia Investing Risk. The Oldfield International Value Fund may invest a significant portion of its assets in issuers based in Asia. The value of the Oldfield International Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Oldfield International Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

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Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Alternative Strategies Fund and the High Income Fund invest, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

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Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

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Collateral Risk. If the Alternative Strategies Fund, High Income Fund, DBi Managed Futures Strategy ETF, and DBi Hedge Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

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Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

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Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), and the Alternative Strategies Fund, through its investment in a wholly-owned subsidiary (the “Alternative subsidiary”), which are each organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

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Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

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Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

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Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

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Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

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Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Alternative Strategies Fund, the High Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

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Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund, International Fund, and Oldfield International Value Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

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Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage

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errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Hedge Strategy Risk. The DBi Hedge Strategy ETF uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use of complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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ETF Risk. The DBi Managed Futures Strategy ETF, the DBi Hedge Strategy ETF, and the Berkshire Dividend Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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European Investment Risk. Each of the Global Select Fund, International Fund and Oldfield International Value Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

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Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

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•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity.

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The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Long Short Risk. The DBi Hedge Strategy ETF seeks long exposure to certain factors and short exposure to certain other factors. The Fund may or may not take long or short positions in correlated asset classes. The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns. The sub-advisor’s proprietary, quantitative model, the Dynamic Beta Engine, may or may not identify long and short positions in correlated asset classes. There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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•

Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Non-Diversified Fund Risk. Because each of the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF is “non-diversified,” each may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Sector Concentration Risk. The Small Company Fund and the Dolan McEniry Corporate Bond Fund concentrate their investments in a narrow segment of the total market. At June 30, 2024, the Small Company Fund has 25.5% of its net assets invested in the Industrials sector of the stock market. The Dolan McEniry Corporate Bond Fund has 26.3% of its net assets invested in the Consumer, Non-cyclical sector of the bond market. Because of these, these Funds are subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary and the Alternative Subsidiary, the DBi Managed Futures Strategy ETF and the Alternative Strategies Fund, respectively, is indirectly exposed to the risks associated with the Subsidiary’s and the Alternative Subsidiary’s investments. The derivatives and other investments held by the Subsidiary and the Alternative Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by each Fund. The Subsidiary and the Alternative Subsidiary are each not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or the Subsidiary or the Alternative Subsidiary to continue to operate as each does currently and could adversely affect each Fund.

•

Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s and the Alternative Strategies Fund’s income from the Subsidiary and the Alternative Subsidiary, respectively, may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•

TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be

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given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Note 12 – Subsequent Events

At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the iMGP DBi Hedge Strategy ETF and (the “Hedge Strategy ETF”) and iMGP Oldfield International Value Fund (the “International Value Fund”).

The Hedge Strategy ETF will create and redeem creation units through September 16, 2024, which will also be the last day of trading of shares on the NYSE Arca. On or about September 20, 2024, the Hedge Strategy ET will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders.

Effective on or about August 23, 2024, the International Value Fund will be closed to new investors. The International Value Fund will redeem shares or exchange fund shares for shares of other iMGP Funds through September 19, 2024. On or about September 20, 2024, the International Value Fund will cease operations and liquidate its assets.

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Board Consideration of and Continuation and Renewal of Advisory Agreements for the iMGP Funds

At an in-person meeting held on June 5, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and approved for an additional one-year term through June 30, 2025 (i) the Unified Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (the “Advisor”) with respect to the iMGP Global Select Fund (the “Global Select Fund”), the iMGP International Fund (the “International Fund”), the iMGP Small Company Fund (formerly, iMGP SBH Focused Small Value Fund)(the “Small Company Fund”); the iMGP Alternative Strategies Fund (the “Alternative Strategies Fund”), the iMGP High Income Fund (the “High Income Fund”), the iMGP Oldfield International Value Fund (the “Oldfield International Value Fund”) and the Dolan McEniry Corporate Bond Fund (the “Corporate Bond Fund”); (ii) the Amended and Restated Investment Advisory Agreement (the “ETF Advisory Agreement”) between the Trust and the Advisor with respect to the DBi Managed Futures Strategy ETF (the “Managed Futures ETF”) and the DBi Hedge Strategy ETF (the “Hedge Strategy ETF”) (each of the Global Select Fund, the International Fund, the Small Company Fund, the Alternative Strategies Fund, the High Income Fund, the Oldfield International Value Fund, the Corporate Bond Fund, the Managed Futures ETF, the Hedge Strategy Fund and the Global Allocation ETF (each a “Fund,” and collectively, the “Funds”), and (iii) the investment sub-advisory agreements (the “Investment Sub-Advisory Agreements,” and collectively with the Investment Advisory Agreement and the ETF Advisory Agreement, the “Advisory Agreements”) between the Advisor and (a) Nuance Investments, LLC, with respect to the Global Select Fund; (b) each of Harris, Lazard Asset Management LLC, and Polen Capital Management, LLC with respect to the International Fund; (c) Segall Bryant & Hamill, LLC with respect to the Small Company Fund; (d) each of Blackstone Credit Systematic Strategies, LLC, DoubleLine Capital LP, First Pacific Advisors, LLC, Loomis, Sayles & Company, L.P. and Water Island Capital, LLC with respect to the Alternative Strategies Fund; (e) each of Brown Brothers Harriman & Co., Guggenheim Partners Investment Management, LLC and Neuberger Berman Investment Advisers LLC with respect to the High Income Fund; (f) Oldfield Partners LLP with respect to the Oldfield International Value Fund; (g) Dynamic Beta investments, LLC (“DBi”) with respect to the Managed Futures ETF; (h) DBi with respect to the Hedge Strategy ETF and (i) Dolan McEniry Capital Management, LLC with respect to the Corporate Bond Fund (each of the foregoing sub-advisors, a “Sub-Advisor,” and collectively, the “Sub-Advisors”). The Board, including the Independent Trustees, also approved the continuation for an additional one-year term through April 30, 2026 of (i) the Restated Contractual Advisory Fee Waiver Agreement between the Trust, on behalf of the Funds, and the Advisor (the “Fee Waiver Agreement”) and (ii) the Operating Expenses Limitation Agreement between the Trust, on behalf of the Global Select Fund, the High Income Fund, the Small Company Fund, the Oldfield International Value and the Corporate Bond Fund, and the Advisor (the “Operating Expenses Limitation Agreements” and collectively with the Fee Waiver Agreement and the Advisory Agreements, the “Agreements”).

Prior to the Meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Funds. The materials provided by the Advisor were extensive, including advisory fee and expense comparisons, performance comparisons, Advisor profitability information, and a summary of compliance programs of the Sub-Advisors. In addition, the Independent Trustees discussed the renewal of the Agreements with representatives of the Advisor and were advised by independent counsel on these and other relevant matters.

The Trustees, including the Independent Trustees, also noted that they had received extensive information about, and presentations from, various members of senior management at the Advisor regarding the Funds throughout the year, including, without limitation, information on and/or discussion of the Funds’ and each Sub-Advisor’s investment results; portfolio composition; portfolio trading practices; shareholder services; advisory fees and expense comparisons; the Advisor’s financial condition and profitability; compliance monitoring by the Advisor; the personnel at the Advisor and the Sub-Advisors providing investment management, compliance and other services to the Funds; and the Advisor’s process for selecting Sub-Advisors for the Funds as well as the Advisor’s ongoing oversight of the Sub-Advisors.

The information provided to the Board at the Meeting, together with the information provided to the Board throughout the year, formed the primary (but not exclusive) basis for the Board’s determinations. The Board did not identify any single issue or particular datum point that, in isolation, would be a controlling factor in its decision to approve or renew the Agreements. Rather, the Board considered the total mix of information provided. The following summary describes the key factors considered by the Independent Trustees (as well as the Board).

1. Nature, extent and quality of services

The Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its sophisticated monitoring and oversight of the Sub-Advisors; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel involved in the day-to-day operations of the Funds; and the overall financial strength and stability of its organization. The Independent Trustees also considered that the Advisor provided personnel to serve as officers of the Trust, including the Trust’s Chief Compliance Officer (the “CCO”), and that the services of the CCO were provided at a reasonable allocated cost to the Trust. The Independent Trustees discussed the high level of sub-advisor due diligence continually being undertaken by the Advisor. The Independent Trustees also noted the high quality of the non-advisory management services provided by the Advisor, such as responsiveness to shareholder inquiries and requests of the Board, as well as the preparation of high quality shareholder communications and the development of targeted marketing programs for the Funds. In addition, the Independent Trustees noted that, because the Advisor

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is a significant shareholder in certain Funds, the Advisor has an additional incentive to ensure that the Funds perform well for the shareholders. The Independent Trustees also noted that the members of senior management of the Advisor as well as many of the Independent Trustees themselves have made significant investments in certain of the Funds.

The Independent Trustees, based on guidance and information provided by the Trust’s CCO, also considered the Advisor’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its adherence to and continual enhancement of those programs; its efforts to keep the Board informed; and its attention dedicated to matters that may involve potential conflicts of interest with a Fund. The Independent Trustees considered the extent and effectiveness of the Advisor’s compliance operations and the Advisor’s oversight of the Sub-Advisors’ and other service providers’ compliance operations.

The Independent Trustees then reviewed various materials relating to the Sub-Advisors, including copies of each Investment Sub-Advisory Agreement; copies of the Form ADV for each Sub-Advisor; information on assets of the Funds managed and fees charged by each Sub-Advisor; a summary of the compliance programs of the Sub-Advisors; and an oral report by the CCO on each Sub-Advisor’s commitment to compliance. The Independent Trustees also considered the Advisor’s lengthy and extensive due diligence process for selecting and monitoring each Sub-Advisor and the value of goodwill between the Advisor and each Sub-Advisor.

The Independent Trustees concluded that the nature, overall quality, and extent of the services provided and to be provided by the Advisor and the Sub-Advisors are fully satisfactory.

2. Investment results

The Independent Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to peer funds and benchmark indices over various periods ended March 31, 2024. They also considered information regarding the selection, and discussed the appropriateness, of such peer funds and benchmark indices. The Independent Trustees considered the overall performance of the Funds as well as the performance of each Sub-Advisor within each Fund as compared to each Sub-Advisor’s own comparable mutual fund(s) or private fund(s) (if applicable). The Independent Trustees focused on longer-term performance, which they believe is more important than short, isolated periods for purposes of evaluating each Fund’s success in meeting its investment objective.

In particular, the Independent Trustees relied upon, among other information, comparative performance data compiled by Keil Fiduciary Strategies LLC (“KFS” and the report compiled by KFS, the “KFS Report”). The Independent Trustees noted that KFS, and not the Advisor, selected the peer funds used in the KFS Report and that the Advisor had supplemented the KFS Report with additional performance comparisons.

For the Global Select Fund, the Independent Trustees compared its investment results for its Institutional shares to a number of benchmarks, including (1) the MSCI World Index (the “Global Select Market Benchmark”); (2) the Morningstar Global Large-Stock Blend Category (the “Global Select Morningstar Category”); and (3) the KFS Peer Group for the Global Select Fund (together with the Global Morningstar Category, the “Global Select Fund Benchmarks”). The Independent Trustees noted that the Global Select Fund underperformed the Global Select Market Benchmark and the Global Select Fund Benchmarks for the periods reviewed, except that the Global Select Fund outperformed the Global Select Market Benchmark and the Global Select Fund Benchmarks for the 15-year period.

For the International Fund, the Independent Trustees compared its investment results for its Institutional shares to (1) the MSCI ACWI ex-U.S. Index (the “International Market Benchmark”); (2) the Morningstar Foreign Large Blend Category (the “International Morningstar Category”); and (3) the KFS Peer Group for the International Fund (together with the International Morningstar Category, the “International Fund Benchmarks”). The Independent Trustees noted that the International Fund underperformed the International Market Benchmark and the International Fund Benchmarks for all periods reviewed.

For the Alternative Strategies Fund, the Independent Trustees compared its investment results for its Institutional shares to (1) the ICE BofA 3 Month U.S. Treasury Bill Index (the “Alternative Strategies Market Benchmark”); (2) the Morningstar Multi-Strategy Category (the “Alternative Strategies Morningstar Category”); and (3) the KFS Peer Group for the Alternative Strategies Fund (together with the Alternative Strategies Morningstar Category, the “Alternative Strategies Fund Benchmarks”). The Independent Trustees noted that the Alternative Strategies Fund outperformed the Alternative Strategies Market Benchmark for the one-year, five-year and ten-year periods ended March 31, 2024 and the Alternative Strategies Morningstar Category for the ten-year period ended the same date.

For the High Income Fund, the Independent Trustees compared its investment results for its Institutional shares to (1) the Bloomberg U.S. Aggregate Bond Index; (2) the ICE BofA U.S. Hield Yield Index (together with the Bloomberg U.S. Aggregate Bond Index, the “High Income Market Benchmarks”) (3) the Morningstar Nontraditional Bond Category (the “High Income Morningstar Category”); and (4) the KFS Peer Group for the High Income Fund (together with the High Income Alternatives Morningstar Category, the “High Income Fund Benchmarks”). The Independent Trustees noted that, with respect to the one-year, three-year and five-year periods ended March 31, 2024, the High Income Fund outperformed the High Income Market Benchmarks and the High Income Fund Benchmarks.

For the Oldfield International Value Fund, the Independent Trustees compared its investment results for its Institutional shares to (1) the MSCI EAFE Value Index (the “Oldfield International Value Market Benchmark”); (2) the Morningstar Foreign Large Value Category (the

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“Oldfield International Value Morningstar Category”); and (3) the KFS Peer Group for the Oldfield International Value Fund (together with the Oldfield International Value Morningstar Category, the “Oldfield International Value Fund Benchmarks”). The Independent Trustees noted that, with respect to the one-year and three-year periods ended March 31, 2024, the Oldfield International Value Fund underperformed the Oldfield International Value Market Benchmark and the Oldfield International Value Fund Benchmarks.

For the Small Company Fund, the Independent Trustees compared its investment results for its Institutional shares to (1) the Russell 2000 Value Index (the “Small Company Market Benchmark”); (2) the Morningstar Small Value Category (the “Small Company Morningstar Category”); and (3) the KFS Peer Group for the Small Company Fund (together with the Small Company Fund Morningstar Category, the “Small Company Fund Benchmarks”). The Independent Trustees noted that, with respect to the one-year period ended March 31, 2024, the Small Company Fund outperformed the Small Company Market Benchmark and the Small Company Fund Benchmarks and for the three-year period ended March 31, 2024, the Small Company Fund outperformed the Small Company Market Benchmark.

For the Dolan McEniry Corporate Bond Fund, the Independent Trustees compared its investment results for its Institutional shares to (1) the Bloomberg U.S. Intermediate Credit Index (the “Dolan McEniry Corporate Bond Market Benchmark”); (2) the Morningstar Corporate Bond Category (the “Dolan McEniry Corporate Bond Morningstar Category”); and (3) the KFS Peer Group for the Dolan McEniry Corporate Bond Fund (together with the Dolan McEniry Corporate Bond Morningstar Category, the “Dolan McEniry Corporate Bond Fund Benchmarks”). The Independent Trustees noted that, with respect to the one-year, three-year and five year periods ended March 31, 2024, the Dolan McEniry Corporate Bond Fund outperformed the Dolan McEniry Corporate Bond Market Benchmark and the Dolan McEniry Corporate Bond Fund Benchmarks.

For the iMGP DBi Managed Futures Strategy ETF (the “DBi Managed Futures Strategy ETF”), the Independent Trustees compared its investment results for its (1) SG CTA Index (the “DBi Managed Futures Strategy Market Benchmark”); (2) the Morningstar Systematic Trend Category (the “DBi Managed Futures Strategy Morningstar Category”); and (3) the Systematic Trend ETF Average (together with the DBi Managed Futures Strategy ETF Morningstar Category, the “DBi Managed Futures Strategy ETF Benchmarks”). The Independent Trustees noted that, with respect to the one-year period ended March 31, 2024, the DBi Managed Futures Strategy ETF outperformed the DBi Managed Futures Strategy Market Benchmark and the DBi Managed Futures Strategy ETF Benchmarks. It was further noted that for the three-year period, the DBi Managed Futures Strategy ETF underperformed the DBi Managed Futures Strategy Market Benchmark and outperformed the DBi Managed Futures Strategy ETF Benchmarks.

For the iMGP DBi Hedge Strategy ETF (the “DBi Hedge Strategy ETF”), the Independent Trustees compared its investment results for its (1) HFRX Equity Hedge Index (the “DBi Hedge Strategy Market Benchmark”); (2) the Morningstar Long-Short Equity Category (the “DBi Hedge Strategy Morningstar Category”); and (3) the Long Short ETF Average (together with the DBi Hedge Strategy ETF Morningstar Category, the “DBi Hedge Strategy ETF Benchmarks”). The Independent Trustees noted that for the one-year and three-year periods ended March 31, 2024, the DBi Hedge Strategy ETF underperformed the DBi Hedge Strategy Market Benchmark and the DBi Hedge Strategy ETF Benchmarks.

The Independent Trustees noted that no performance information was provided for the Berkshire Dividend Growth ETF because the Fund had less than one year of performance history, and the Board had reviewed its composite performance when it considered whether to approve the formation of the Fund.

The Independent Trustees noted that the performance of the Sub-Advisors varies over time and noted and acknowledged the Advisor’s detailed monitoring of the Sub-Advisors’ investment results, and interactions with Sub-Advisors, particularly those Sub-Advisors that were experiencing periods of underperformance. The Independent Trustees noted and considered the comments by the Advisor with respect to underperforming Sub-Advisors, discussions at Board meetings throughout the year regarding the potential sources of underperformance and actions taken by the Advisor in response to underperformance by certain Sub-Advisors. The Independent Trustees considered the Advisor’s process for terminating Sub-Advisors and noted the Advisor’s continued willingness to terminate Sub-Advisors if the Advisor determined that the termination would be in the best interest of a Fund and its shareholders. The Independent Trustees also noted and considered the Advisor’s ability to attract and retain high-quality investment managers to serve as Sub-Advisors to the Funds, as well as the Advisor’s extensive screening process before hiring a Sub-Advisor.

The Trustees noted the difficulty of fairly benchmarking the Funds in terms of performance. Ultimately, the Independent Trustees concluded that the Funds’ overall performance records were satisfactory taking into account the Advisor’s explanation for the periods of underperformance, but the Independent Trustees noted that they will remain attentive to the Advisor’s monitoring of Sub-Advisors experiencing on-going underperformance. The Independent Trustees further concluded that the Advisor was applying appropriate discipline and oversight to ensure that each Fund adhered to its stated investment objective and strategies, and the performance and services of the Sub-Advisors supported the decision to renew the Advisory Agreements.

3. Advisory fees and total expenses

The Independent Trustees reviewed the advisory fees and total expenses of each Fund and compared them with the advisory fees and total expenses of funds in the KFS Peer Group for each Fund. The Independent Trustees noted that the KFS Peer Group for each Fund was

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selected independently by KFS using a selection methodology designed to identify those funds most comparable to each Fund. The Independent Trustees further noted that in selecting the KFS Peer Group for each Fund, KFS considered various screening criteria, including, without limitation, fund type, category as determined by Morningstar, Inc., load/sales charge type, average net assets, and fund attributes. The Independent Trustees also noted that, to the extent possible without affecting KFS’ core peer fund selection methodologies, KFS had attempted to include funds that are considered by Morningstar to have a manager-of-managers structure in the KFS Peer Group for each Fund. The Independent Trustees then discussed various areas in which the Funds are different from the funds included in the KFS Peer Groups, such as distribution channels and investment strategies or approaches.

The Independent Trustees noted that the components of a fund’s total expense ratio in the KFS Report included non-operating costs, including acquired fund fees and interest expense, as applicable.

The Independent Trustees noted that according to the KFS Report, the total expenses of the Global Select Fund were above the average of the Fund’s KFS Peer Group and Morningstar Category. The Independent Trustees further noted that the Fund’s advisory fee was below the average of the Fund’s KFS Peer Group and in-line with the Morningstar Category.

The Independent Trustees noted that both the total expenses and the advisory fee of the International Fund were above the average of the Fund’s KFS Peer Group and Morningstar Category.

The Independent Trustees noted that the total expenses of the Alternative Strategies Fund were below the Fund’s KFS Peer Group and the Fund’s Morningstar Category and the Fund’s advisory fee was slightly above the Fund’s KFS Peer Group and below the Morningstar Category.

The Independent Trustees noted that the total expenses of the High Income Fund were below the Fund’s KFS Peer Group and the Fund’s Morningstar Category. The Independent Trustees further noted that the Fund’s advisory fee was below the average of the Fund’s KFS Peer Group and Morningstar Category.

The Independent Trustees noted that the total expenses of the Oldfield International Value Fund were above the Fund’s KFS Peer Group and the Fund’s Morningstar Category. The Independent Trustees further noted that the Fund’s advisory fee was below the average of the Fund’s KFS Peer Group and Morningstar Category.

The Independent Trustees noted that the total expenses of the Small Company Fund were below the KFS Peer Group and above the Fund’s Morningstar Category. The Independent Trustees further noted that the Fund’s advisory fee was below the average of the Fund’s KFS Peer Group and Morningstar Category.

The Independent Trustees noted that the total expenses of the Dolan McEniry Corporate Bond Fund were above the average of the Fund’s KFS Peer Group and Morningstar Category. The Independent Trustees further noted that the Fund’s advisory fee was below the average of the Fund’s KFS Peer Group and Morningstar Category.

The Independent Trustees noted that both the total expenses and the advisory fee for the DBi Managed Futures Strategy ETF were in line with the averages of the Fund’s KFS Peer Group and Morningstar Category.

The Independent Trustees noted that both the total expenses and the advisory fee for the DBi Hedge Strategy ETF were below the average of the Fund’s KFS Peer Group and Morningstar Category.

The Independent Trustees noted that no information on total expenses and advisory fees was provided for the Berkshire Dividend Growth ETF because the Fund had less than one year of performance history, and the Board had reviewed its expenses when it considered whether to approve the formation of the Fund.

For each Fund with higher than average total expenses, the Independent Trustees reviewed the categories of expenses contributing to the higher expense ratios of those Funds. The Independent Trustees also agreed that the use of a multi-manager structure is a primary contributor to the relatively higher advisory fees for certain Funds, and noted that the higher advisory fees allow shareholders of the Funds to have access to Sub-Advisors to which they otherwise might not have access and that the higher fees are not unreasonable given the long-term performance results of certain Funds and potential performance results for currently underperforming Funds.

The Independent Trustees also noted the Advisor’s continued willingness to waive fees or reimburse operating expenses to maintain a competitive fee structure for each Fund and to pass through savings from fee breakpoints in any Sub-Advisor’s fee schedule to the applicable Fund’s shareholders. The Independent Trustees further took into account the Fee Waiver Agreement with respect to the Global Select Fund, the International Fund, the Alternative Strategies Fund, the High Income Fund, the Small Company Fund, and the Oldfield International Value Fund, as most recently amended September 7, 2022. The Independent Trustees also took into account the Operating Expenses Limitation Agreements with respect to the Dolan McEniry Corporate Bond Fund, Global Select Fund, High Income Fund, Small Company Fund and Oldfield International Value Fund, pursuant to which the Advisor has separately agreed to limit those Funds’ operating expenses for the period through April 30, 2026.

The Independent Trustees noted the United States Supreme Court’s guidance in Jones v. Harris Associates on the relevance of comparisons of advisory fees charged by the Advisor to other similarly managed separate accounts such as pension funds or other institutional investors. The Advisor discussed the advisory fees its affiliates charge their separately managed accounts and private investment funds (collectively,

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the “Other Accounts”). The Advisor explained, to the Independent Trustees’ satisfaction, various factors that contribute to the different fee schedules between the Funds and the Other Accounts, including the fact that the products the Advisor and its affiliates offer for the Funds (i.e., concentrated sub-portfolios managed by a selection of Sub-Advisors) and the Other Accounts are significantly different; that the services the Advisor and its affiliates provide for the Funds (i.e., the assembly and monitoring of the Sub-Advisors) are not readily available on the market; that the Other Accounts have much higher minimum investment requirements as compared to those of the Funds; and that certain regulatory compliance obligations and liquidity requirements are only applicable to the Funds and not the Other Accounts.

The Independent Trustees noted that the sub-advisory fees payable to the Sub-Advisors are separately negotiated with the Advisor and are paid out of the advisory fees the Advisor receives from the Funds. The Independent Trustees also noted that the fees charged by the Sub-Advisors are discounted relative to the fees the Sub-Advisors charge to their own funds and separately managed accounts, and that the Advisor from time to time attempts to renegotiate lower fees with the Sub-Advisors. Given the existence of arm’s-length bargaining between the Advisor and each Sub-Advisor, even with respect to certain Sub-Advisors that have some degree of joint interest or remote affiliation with the Advisor due to a minority interest of an affiliate of the Advisor in those Sub-Advisors, the Independent Trustees did not engage in an extensive discussion of sub-advisory fees and expenses.

The Independent Trustees further noted the Advisor’s efforts to reduce Fund expenses, including the renegotiation of the Trust’s custodial, transfer agency and administrative fees, which resulted in savings to the Funds.

Based on such review, the Independent Trustees concluded that the advisory fees and the total expenses of the Funds are reasonable in relation to the services the Funds receive from the Advisor and the Sub-Advisors.

4. The Advisor’s financial information

The Independent Trustees reviewed information regarding the Advisor’s costs of managing the Funds and information regarding the profitability of the Advisor. The Independent Trustees also considered the extent to which economies of scale may be realized as each Fund grows and whether advisory fee levels reflect economies of scale if the Funds grow in size. The Independent Trustees also noted that the Advisor had voluntarily forgone profits to subsidize the Funds when they were at lower asset levels.

The Advisor’s Costs and Profitability. The Independent Trustees noted that the Advisor appeared to be providing products that are competitively priced with other funds, especially funds with multiple sub-advisors. The Independent Trustees reviewed the total advisory fees, the amounts paid by the Advisor to the various Sub-Advisors, the general cost of the services provided by the Advisor and the Advisor’s retained portion of the total advisory fee. The Independent Trustees took note of information provided on advisory fees waived by the Advisor, noting that the Advisor had waived substantial advisory fees otherwise payable under the Investment Advisory Agreement over the most recent year, and that the Advisor follows a policy of not charging advisory fees on unallocated cash.

The Independent Trustees also noted that the Advisor to date had not sought recoupment of any advisory fees waived under the Fee Waiver Agreement. The Independent Trustees also considered the Advisor’s continued willingness to invest in staff dedicated to the Funds, including new hires when needed. The Independent Trustees received information that assured them that the Advisor was financially sound and able to honor its sponsorship commitments to the Funds and that the Advisor’s expected profits under the Advisory Agreement are in the range of reasonableness for the mutual fund management industry. The Independent Trustees did not engage in an analysis of Fund-by-Fund profitability given the integrated nature of the Advisor’s management of the Funds.

The Independent Trustees did not engage in an extended analysis of Sub-Advisor profitability given the arm’s-length nature of the bargaining between the Advisor and each Sub-Advisor, even with respect to those Sub-Advisors that have some degree of joint interest or remote affiliation with the Advisor as discussed above, and the difficulty in interpreting profitability information with respect to each Sub-Advisor due to, among other factors, the use of disparate accounting conventions, disparate ownership structures, and the fact that many Sub-Advisors managed only a portion of each Fund. The Independent Trustees also reviewed information regarding the structure and manner in which the Advisor’s and the Sub-Advisors’ investment professionals are compensated and how the compensation structures are designed to attract and retain high caliber personnel and to promote the long-term performance of the Funds.

Economies of Scale. The Independent Trustees noted that the Advisor has continued to take steps to reduce expenses of the Funds, including agreeing to amendments to the breakpoints in its fee schedules to provide for higher fee waivers, negotiating favorable terms with service providers and providing certain support services to the Funds on a cost-only basis, which represents a sharing of economies of scale. In addition, the Independent Trustees took note of the investments in the Funds made by the Other Accounts, which help reduce costs for the Funds by increasing the asset base of the Funds. The Independent Trustees also took favorable note of the Advisor’s efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities.

Ancillary Benefits. The Independent Trustees considered other actual and potential financial benefits to the Advisor, noting that the Advisor does not have any direct affiliates that have a relationship with the Funds. The Independent Trustees are, however, aware that the Advisor’s parent company, iM Global, benefits from having certain Sub-Advisors that are affiliates of that parent company, which could be viewed as providing an indirect benefit to the Advisor and creating a conflict of interest for the Advisor. The consensus of the Independent Trustees is that they would remain attentive to those potential indirect benefits and conflicts of interest.

Litman Gregory Funds Trust	127

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) (Continued)

5. Conclusions

Based on their review, including their non-exclusive consideration of each of the factors referred to above, the Independent Trustees as well as the Board concluded that the Agreements are fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or would receive reasonable value in return for the advisory fees and other amounts paid to the Advisor, and that the renewal or approval, as applicable, of the Agreements would be in the best interests of each Fund and its shareholders. Each of the factors discussed above supported such approval.

Board Consideration of Investment Sub-Advisory Agreement with Polen Capital Management, LLC

At a meeting held on December 14, 2023 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a new investment sub-advisory agreement (the “Polen Capital Sub-Advisory Agreement”) by and between iM Global Partner Fund Management, LLC (the “Advisor”) and Polen Capital Management, LLC (“Polen Capital”) pursuant to which Polen Capital will serve as one of the sub-advisors to the iMGP Small Company Fund (formerly, the iMGP SBH Focused Small Value Fund) (the “Fund”) and manage a portion of the Fund’s assets.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of Polen Capital as one of the sub-advisors to the Fund and the Polen Capital Agreement. In determining whether to approve the Polen Capital Agreement, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, which included, without limitation: (i) confirmation that the standard form of the sub-advisory agreement used by the Fund would be used in substantially that form for the Polen Capital Sub-Advisory Agreement; (ii) information regarding the process the Advisor undertook in recommending Polen Capital for Board approval; (iii) information regarding the nature, extent and quality of the services that Polen Capital is expected to provide to the Fund; (iv) information regarding Polen Capital’s reputation, investment management business, personnel, and operations; (v) information regarding Polen Capital’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees to be charged by Polen Capital; (vii) information regarding Polen Capital’s compliance program; (viii) information regarding Polen Capital’s historical performance returns managing a registered investment company with an investment mandate similar to that of the Fund as well as performance information of relevant indexes; and (ix) information regarding Polen Capital’s financial condition. The Board, including Independent Trustees, noted that they had also received comprehensive materials on Polen Capital at the June 7, 2023 Board meeting in connection with the annual renewal of the Trust’s advisory agreements and again at the September 7, 2023 Board meeting in connection with the approval of Polen Capital as sub-advisor to four new series of the Trust. The Board and the Independent Trustees relied on all these materials when considering the Polen Capital Sub-Advisory Agreement. The Independent Trustees also requested certain additional information relating to Polen Capital’s sub-advisory services to be provided to the Fund, which materials they considered at the March 7, 2024 Board meeting. Upon consideration of those additional materials, the Board and the Independent Trustees ratified their approval of the Polen Capital Sub-Advisory Agreement. The Board and the Independent Trustees also considered the substance of their discussions with representatives of the Advisor at the Meeting, prior discussions with representatives of Polen Capital and its approval of the Investment Sub-Advisory Agreement between the Advisor and Polen Capital, on behalf of the Fund. In particular, the Board and the Independent Trustees focused on the following:

1. Nature, Extent and Quality of Services Expected to be Provided

The Board reviewed the services expected to be provided to the Fund by Polen Capital. The Board considered Polen Capital’s investment experience, philosophy and process. It was noted that Polen Capital follows a high-conviction approach to investing consistent with that of the Advisor. The Board noted that Polen Capital’s investment approach seeks to identify companies with a durable earnings profile driven by a sustainable competitive advantage, financial strength, sound Environmental, Social, and Governance (ESG) practices, proven management teams and powerful products/services. The Board further noted that Polen Capital takes a long-term investment approach and seeks to preserve capital and provide stability across market cycles. The Board also considered the extensive due diligence process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the Fund by Polen Capital. The Board further noted its familiarity with Polen Capital as a sub-advisor to the International Fund and the Polen Capital Global Growth ETF. The Board also noted Polen Capital’s commitment to diversity considerations.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by Polen Capital would be satisfactory and would have the potential to benefit the Fund.

2. Investment Performance of Polen Capital

The Board considered Polen Capital’s performance record among its various strategies, including management’s discussions regarding Polen Capital’s performance with respect to its strategies that correspond to those of the Fund, namely the small cap growth strategy. The Advisor’s conviction in the small cap growth strategy was noted, as well as the factors that the Advisor considered in connection with its recommendation to approve Polen Capital as a sub-advisor to the Fund.

128	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) (Continued)

3. Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Fund

The Board considered the proposed sub-advisory fees payable to Polen Capital under the Polen Capital Sub-Advisory Agreement, noting that such fees would be paid by the Advisor, and not the Fund, and, thus, would not directly impact the fees to be paid by the Fund. The Board considered that the proposed sub- advisory fees to be paid to Polen Capital by the Advisor under the Polen Capital Sub-Advisory Agreement had been negotiated at arm’s-length and fairly reflected the services to be provided by the Advisor and Polen Capital, respectively. Given the arm’s-length nature of the arrangement notwithstanding a non-controlling relationship between the Advisor’s parent company and Polen Capital, the Board concluded that the proposed sub-advisory fees payable to Polen Capital by the Advisor under the Polen Capital Sub-Advisory Agreement are reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with the Advisor. Accordingly, considerations of profitability with respect to approval of the Polen Capital Sub-Advisory Agreement were not directly relevant to the Board’s determination to approve the Polen Capital Sub-Advisory Agreement.

It was noted that a Trustee has served as a member of Polen Capital’s Advisory Committee since 2018. In this discussion, the Independent Trustees noted that a Trustee serves as a member of Polen Capital’s Advisory Committee for which she receives modest compensation. They noted that the responsibilities of the Committee are unrelated to the success of Polen or its relationship with the Trust, and that the Committee has neither fiduciary responsibility to Polen Capital nor any decision-making authority. The consensus of the Board, and the Independent Trustees, was that this Trustee should not be considered an “interested person” of Polen Capital for purposes of the 1940 Act.

It was also noted that, while iM Square Holding 1 LLC (“iM Square”), an affiliate of the Advisor’s parent company, has a 20% ownership interest in Polen Capital, the Advisor had identified Polen Capital as a potential sub-advisor several years prior to the acquisition of Litman Gregory Wealth Management, LLC (formerly, Litman Gregory Asset Management, LLC), the former parent of the Advisor, by iM Global Partner. It was further noted that the Advisor is not affiliated with Polen Capital under the relevant provisions of the 1940 Act. The Board and Trust counsel reviewed the due diligence process employed by the Advisor in connection with its recommendation to hire Polen Capital as a sub-advisor to the Fund, noting that the Advisor engaged in a robust due diligence and selection process, consistent with the process it has historically employed in analyzing and recommending sub-advisors to the Board.

In addition to looking at the factors above, the Board reviewed the non-controlling nature and structure of iM Square’s investment in Polen Capital, and noted that iM Square’s minority interest in Polen Capital did not constitute “control” over Polen Capital. The Board discussed the strong partnerships of the Advisor’s parent company, iM Global Partner US, LLC (“iM Global Partner”), with investment advisors, in this case through iM Square’s partial ownership stake in Polen Capital, which could enable the Advisor to bring the best capabilities of the parent company’s partners to the Fund and other funds in the Trust. The Board noted that iM Global Partner’s relationship with these partners may enable the Fund to have greater insight into the partners’ compliance and business platform than is generally possible with third-party sub-advisors, aiding the ongoing monitoring of sub-advisors.

Based on such review, the Board, including the Independent Trustees, concluded that the proposed sub-advisory fee payable to Polen Capital would be reasonable in relation to the services expected to be provided to the Fund.

4. The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fee because the Advisor will pay Polen Capital out of its advisory fees received from the Fund and noted that the Board considered economies of scale for the Fund in connection with the approval of the Advisor’s advisory agreement with the Fund.

5. Fall-Out Benefits

The Board considered that there may be financial benefits that Polen Capital derives from its relationship with the Advisor and the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed sub-advisory fee to Polen Capital.

6. Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of Independent Trustees, concluded that the terms of the Polen Capital Sub-Advisory Agreement were fair and reasonable, that the fees are reasonable in light of the services expected to be provided to the Fund. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the Polen Capital Sub-Advisory Agreement was in the best interest of the Fund and its shareholders and do not involve a conflict of interest from which the Advisor or a sub-advisor affiliated with the Advisor’s parent company, derives an inappropriate advantage.

Litman Gregory Funds Trust	129

Advisor:

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Distributor:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent:

SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219922

Kansas City, MO 64121-9922

1-800-960-0188

For Overnight Delivery:

iMGP Funds

C/O SS&C Global Investor & Distribution Solutions, Inc.

330 W. 9th Street

Kansas City, MO 64105

Transfer Agent (for iMGP DBi Managed Futures Strategy ETF, iMGP DBi Hedge Strategy ETF, and iMGP Berkshire Dividend Growth ETF)

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1

Boston, MA 02114-2016

1-800-960-0188

Investment Professionals:

Registered Investment Advisors, broker/dealers, and other investment professionals may contact Fund Services at 1-925-254-8999.

Prospectus:

To request a current prospectus, statement of additional information, or an IRA application, call
1-800-960-0188.

Shareholder Inquiries:

To request action on your existing account of Non-ETFs, contact the Transfer agent, SS&C Global Investor & Distribution Solutions, Inc., at 1-800-960-0188, from 9:00 a.m. to 6:00 p.m. eastern time, Monday through Friday.

24-Hour Automated Information:

For Non-ETFs: For access to automated reporting of daily prices, account balances and transaction activity, call
1-800-960-0188, 24 hours a day, seven days a week. Please have your Fund number (see below) and account number ready in order to access your account information.

Information:

Fund	Symbol	CUSIP	Fund Number
Global Select Fund	MSEFX	53700T108	305
International Fund	MSILX	53700T207	306
Oldfield International Value Fund	POIVX	53700T843	2966
Small Company Fund	PFSVX	53700T850	2965
Alternative Strategies Fund
Institutional Class	MASFX	53700T801	421
Investor Class	MASNX	53700T884	447
High Income Fund	MAHIX	53700T876	1478
Dolan McEniry Corporate Bond Fund	IDMIX	53700T777	2967
DBi Managed Futures Strategy ETF	DBMF	53700T827
DBi Hedge Strategy ETF	DBEH	53700T835
Berkshire Dividend Growth ETF	BDVG	53700T751

Website:

www.imgpfunds.com

Polen Capital China Growth ETF

Polen Capital Global Growth ETF

Polen Capital International Growth ETF

Certain Form N-CSR Information

June 30, 2024

ii	Litman Gregory Funds Trust

iM Global Partner Fund Management, LLC has ultimate responsibility for the funds’ performance due to its responsibility to oversee its investment managers and recommend their hiring, termination and replacement.

Table of Contents	1

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 96.4%

Communication Services: 22.3%
4,600	Kingsoft Corp. Ltd.	$13,284
3,200	NetEase, Inc.	61,104
3,100	Tencent Holdings Ltd.	147,846
4,299	Tencent Music Entertainment Group - ADR	60,401

		282,635

Consumer Discretionary: 26.1%(a)
2,800	ANTA Sports Products Ltd.	26,894
2,500	BYD Co. Ltd. - Class H	74,279
23,200	Haier Smart Home Co. Ltd. - Class H	77,547
4,800	Meituan - Class B*(b)	68,296
1,350	Trip.com Group Ltd.*	64,765
2,900	Zhejiang Supor Co. Ltd. - Class A	19,996

		331,777

Consumer Staples: 5.5%
15,600	By-health Co. Ltd. - Class A	29,091
8,000	China Mengniu Dairy Co. Ltd.	14,344
7,300	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	25,961

		69,396

Financials: 17.5%
14,400	AIA Group Ltd.	97,741
2,800	Hong Kong Exchanges & Clearing Ltd.	89,718
7,500	Ping An Insurance Group Co. of China Ltd. - Class H	34,002

		221,461

Health Care: 6.4%
48,000	AK Medical Holdings Ltd.(b)	26,494
6,800	Hygeia Healthcare Holdings Co. Ltd.*(b)	24,515
11,600	Sinopharm Group Co. Ltd. - Class H	30,826

		81,835

Industrials: 8.1%
11,500	Hefei Meiya Optoelectronic Technology, Inc. - Class A	26,115
5,500	Shenzhen Inovance Technology Co. Ltd. - Class A	38,831
14,000	SITC International Holdings Co. Ltd.	38,010

		102,956

Information Technology: 1.9%
9,000	Sino Wealth Electronic Ltd. - Class A	24,376

Materials: 3.4%
17,600	Shandong Sinocera Functional Material Co. Ltd. - Class A	43,237

Real Estate: 2.5%
8,100	Link REIT	31,483

Utilities: 2.7%
9,700	China Resources Gas Group Ltd.	33,976

TOTAL COMMON STOCKS (Cost $1,191,320)		1,223,132

TOTAL INVESTMENTS (Cost: $1,191,320): 96.4%		1,223,132

Other Assets in Excess of Liabilities: 3.6%		45,841

NET ASSETS: 100.0%		$1,268,973

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Note 8.
(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

2	Litman Gregory Funds Trust

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 97.7%

Canada: 2.3%
39,413	Shopify, Inc. - Class A*	$2,603,229

Denmark: 3.3%
25,912	Novo Nordisk AS - Class B	3,742,332

France: 3.7%
7,228	L’Oreal SA	3,174,423
1,364	LVMH Moet Hennessy Louis Vuitton SE	1,042,507

		4,216,930

Germany: 9.5%
37,504	SAP SE	7,612,766
54,961	Siemens Healthineers AG(a)	3,166,991

		10,779,757

Ireland: 3.8%
13,774	ICON PLC*	4,317,736

Luxembourg: 1.4%
9,001	Globant SA*	1,604,518

United Kingdom: 1.8%
150,971	Sage Group PLC	2,076,581

United States: 71.9%
47,323	Abbott Laboratories	4,917,333
9,137	Accenture PLC - Class A	2,772,257
9,683	Adobe, Inc.*	5,379,294
15,138	Airbnb, Inc. - Class A*	2,295,375
54,551	Alphabet, Inc. - Class C	10,005,744
58,506	Amazon.com, Inc.*	11,306,284
13,774	Aon PLC - Class A	4,043,771
14,183	Automatic Data Processing, Inc.	3,385,340
11,319	CSL Ltd.	2,230,440
11,047	MasterCard, Inc. - Class A	4,873,495
17,729	Microsoft Corp.	7,923,977
8,319	MSCI, Inc.	4,007,678
12,547	Paycom Software, Inc.	1,794,723
3,000	ServiceNow, Inc.*	2,360,010
5,455	Thermo Fisher Scientific, Inc.	3,016,615
18,002	Visa, Inc. - Class A	4,724,985
19,911	Workday, Inc. - Class A*	4,451,303
12,956	Zoetis, Inc.	2,246,052

		81,734,676

TOTAL COMMON STOCKS (Cost $109,277,308)		111,075,759

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.3%

REPURCHASE AGREEMENTS: 2.3%
$2,659,174	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $2,697,000, U.S. Treasury Note, 4.500%, due 03/31/2026, value $2,713,428] (proceeds $2,659,528)	$2,659,174

TOTAL SHORT-TERM INVESTMENTS (Cost $2,659,174)		2,659,174

TOTAL INVESTMENTS (Cost: $111,936,482): 100.0%		113,734,933

Liabilities in Excess of Other Assets: (0.0)%		(7,431)

NET ASSETS: 100.0%		$113,727,502

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	3

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at June 30, 2024 (Unaudited)

Shares		Value

COMMON STOCKS: 96.6%

Argentina: 2.7%
424	MercadoLibre, Inc.*	696,802

Canada: 3.3%
12,965	Shopify, Inc. - Class A*	856,338

Denmark: 3.2%
5,911	Novo Nordisk AS - Class B	853,694

France: 6.1%
17,462	Dassault Systemes SE	660,205
529	Kering SA	191,789
230	LVMH Moet Hennessy Louis Vuitton SE	175,789
5,509	Teleperformance SE	580,247

		1,608,030

Germany: 18.4%
4,186	Adidas AG	999,802
10,899	SAP SE	2,212,338
27,991	Siemens Healthineers AG(a)	1,612,912

		4,825,052

India: 4.3%
17,342	HDFC Bank Ltd. - ADR	1,115,611

Ireland: 11.4%
9,504	ICON PLC*	2,979,219

Japan: 3.0%
3,600	Tokyo Electron Ltd.	780,979

Luxembourg: 1.5%
2,236	Globant SA*	398,589

Netherlands: 4.3%
1,090	ASML Holding NV	1,125,650

Spain: 2.6%
10,267	Amadeus IT Group SA	683,321

Sweden: 4.6%
11,586	Evolution AB(a)	1,206,499

Switzerland: 2.3%
8,720	Temenos AG	601,279

United Kingdom: 12.6%
13,115	Bunzl PLC	498,840
162,863	Sage Group PLC	2,240,154
10,098	Unilever PLC	554,437

		3,293,431

United States: 16.3%
634	Accenture PLC - Class A	192,362
5,161	Aon PLC - Class A	1,515,166
2,006	CSL Ltd.	395,288
19,505	Experian PLC	908,507
15,946	Medtronic PLC	1,255,110

		4,266,433

TOTAL COMMON STOCKS (Cost $25,935,676)		25,290,927

Principal Amount		Value

SHORT-TERM INVESTMENTS: 3.2%

REPURCHASE AGREEMENTS: 3.2%
$837,534	Fixed Income Clearing Corp. 1.600%, 6/28/2024, due 07/01/2024 [collateral: par value $849,500, U.S. Treasury Note, 4.500%, due 03/31/2026, value $854,727] (proceeds $837,645)	$837,534

TOTAL SHORT-TERM INVESTMENTS (Cost $837,534)		837,534

TOTAL INVESTMENTS (Cost: $26,773,210): 99.8%		26,128,461

Other Assets in Excess of Liabilities: 0.2%		42,960

NET ASSETS: 100.0%		$26,171,421

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

4	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2024 – (Unaudited)

	Polen Capital China Growth ETF	Polen Capital Global Growth ETF	Polen Capital International Growth ETF
ASSETS:
Investments in securities at cost	$1,191,320	$109,277,308	$25,935,676
Repurchase agreements at cost	—	2,659,174	837,534

Total investments at cost	$1,191,320	$111,936,482	$26,773,210

Investments in securities at value	$1,223,132	$111,075,759	$25,290,927
Repurchase agreements at value	—	2,659,174	837,534

Total investments at value	$1,223,132	$113,734,933	$26,128,461

Cash	38,816	—	—
Cash, denominated in foreign currency (cost of $223, $12,163 and $14,410, respectively)	223	12,148	14,389
Receivables:
Foreign tax reclaims	—	22,895	12,142
Dividends and interest	8,130	21,204	34,016

Total Assets	1,270,301	113,791,180	26,189,008

LIABILITIES:
Payables:
Advisory fees	831	63,678	17,587
Foreign taxes withheld	497	—	—

Total Liabilities	1,328	63,678	17,587

NET ASSETS	$1,268,973	$113,727,502	$26,171,421

Net Assets	$1,268,973	$113,727,502	$26,171,421
Number of shares issued and outstanding (unlimited number of shares authorized, $0.01 par value)	125,000	10,250,000	2,725,000
Net asset value, offering price and redemption price per share	$10.15	$11.10	$9.60

COMPONENTS OF NET ASSETS
Paid-in capital	$1,218,985	$108,437,570	$26,917,562
Accumulated distributable earnings (deficit)	49,988	5,289,932	(746,141)

Net assets	$1,268,973	$113,727,502	$26,171,421

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	5

Litman Gregory Funds Trust

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2024 – (Unaudited)

	Polen Capital China Growth ETF**	Polen Capital Global Growth ETF	Polen Capital International Growth ETF**
INVESTMENT INCOME:
Income
Dividends (net of foreign taxes withheld of $1,442, $30,935 and $20,306, respectively)	$23,317	$361,340	$181,132
Interest	126	19,132	7,043

Total income	23,443	380,472	188,175

Expenses
Advisory fees	4,250	337,635	58,251

Total expenses	4,250	337,635	58,251

Net expenses	4,250	337,635	58,251

Net investment income	19,193	42,837	129,924

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,896)	(714,583)	(230,877)
Foreign currency transactions	877	4,337	(298)
In-kind redemptions	—	4,176,299	—

Net realized gain (loss)	(1,019)	3,466,053	(231,175)

Net change in unrealized appreciation/depreciation on:
Investments	31,812	(249,545)	(644,749)
Foreign currency transactions	2	(162)	(141)

Net change in unrealized appreciation/depreciation	31,814	(249,707)	(644,890)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	30,795	3,216,346	(876,065)

Net increase (decrease) in net assets resulting from operations	$49,988	$3,259,183	$(746,141)

**	Commenced operations on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

6	Litman Gregory Funds Trust

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Polen Capital China Growth ETF	Polen Capital Global Growth ETF
	Period Ended June 30, 2024#**	Six Months Ended June 30, 2024#	Period Ended December 31, 2023*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$19,193	$42,837	$(16,432)
Net realized gain (loss) on investments and foreign currency transactions	(1,019)	3,466,053	(17,827)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	31,814	(249,707)	2,048,008

Net increase in net assets resulting from operations	49,988	3,259,183	2,013,749

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,478,532	95,352,932	36,322,493
Payment for shares redeemed	(259,547)	(23,220,855)	—

Net increase in net assets from capital share transactions	1,218,985	72,132,077	36,322,493

Total increase in net assets	1,268,973	75,391,260	38,336,242
NET ASSETS:
Beginning of period	—	38,336,242	—

End of period	$1,268,973	$113,727,502	$38,336,242

CAPITAL TRANSACTIONS IN SHARES
Sold	150,000	8,650,000	3,650,000
Redeemed	(25,000)	(2,050,000)	—

Net increase from capital share transactions	125,000	6,600,000	3,650,000

#	Unaudited.
*	Commenced operations on August 29, 2023.
**	Commenced operations on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes In Net Assets	7

Litman Gregory Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS – (Continued)

Polen Capital International Growth ETF
Period Ended June 30, 2024#**
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$129,924
Net realized loss on investments and foreign currency transactions	(231,175)
Net change in unrealized depreciation on investments and foreign currency transactions	(644,890)

Net decrease in net assets resulting from operations	(746,141)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,917,562
Payment for shares redeemed	—

Net increase in net assets from capital share transactions	26,917,562

Total increase in net assets	26,171,421
NET ASSETS:
Beginning of period	—

End of period	$26,171,421

CAPITAL TRANSACTIONS IN SHARES
Sold	2,725,000
Redeemed	—

Net increase from capital share transactions	2,725,000

#	Unaudited.
**	Commenced operations on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

8	Litman Gregory Funds Trust

Polen Capital China Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended June 30, 2024# **
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.14
Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.01	[2]

Total income from investment operations	0.15

Less distributions:
From net investment income	—

From net realized gains	—

Total distributions	—

Net asset value, end of period	$10.15

Market price, end of period	$10.09

Net asset value total return	1.43	%+,3

Market price total return	0.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,269

Ratios of total expenses to average net assets:
Before fees waived	1.00	%*

After fees waived	1.00	%*

Ratio of net investment income to average net assets	4.52	%*

Portfolio turnover rate	19.95	%+

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
1	Calculated based on the average shares outstanding methodology.
2

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

3	The total return does not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	9

Polen Capital Global Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

	Six Months Ended June 30, 2024#		Period Ended December 31, 2023**
Net asset value, beginning of period	$10.50		$10.00

Income from investment operations:
Net investment income (loss)[1]	0.01		(0.01)
Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	0.59		0.51

Total income from investment operations	0.60		0.50

Less distributions:
From net investment income	—		—

From net realized gains	—		—

Total distributions	—		—

Net asset value, end of period	$11.10		$10.50

Market price, end of period	$11.11		$10.48

Net asset value total return	5.64	%+	5.03	%+

Market price total return	6.01	%+	4.80	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$113,728		$38,336

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*	0.85	%*

After fees waived	0.85	%*	0.85	%*

Ratio of net investment income (loss) to average net assets	0.11	%*	(0.41	)%*

Portfolio turnover rate	9.89	%+,3	3.65	%+,2

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on August 29, 2023.
1	Calculated based on the average shares outstanding methodology.
2

Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 3.65% for the period ended December 31, 2023.

3	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 36.46% for the period ended June 30, 2024.

The accompanying notes are an integral part of these financial statements.

10	Litman Gregory Funds Trust

Polen Capital International Growth ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

	Period Ended, June 30, 2024# **
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.05
Net realized gain (loss) and net change in unrealized appreciation/depreciation on investments and foreign currency	(0.45)

Total loss from investment operations	(0.40)

Less distributions:
From net investment income	—

From net realized gains	—

Total distributions	—

Net asset value, end of period	$9.60

Market price, end of period	$9.61

Net asset value total return	(3.96	)%+

Market price total return	(3.95	)%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$26,171

Ratios of total expenses to average net assets:
Before fees waived	0.85	%*

After fees waived	0.85	%*

Ratio of net investment income to average net assets	1.90	%*

Portfolio turnover rate	6.18	%+,2

#	Unaudited.
+	Not annualized.
*	Annualized.
**	Commenced operations on March 14, 2024.
1	Calculated based on the average shares outstanding methodology.
2	Portfolio turnover rate excludes securities received or delivered in-kind. The portfolio turnover rate including securities received or delivered in-kind was 6.18% for the period ended June 30, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	11

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited)

Note 1 – Organization

Litman Gregory Funds Trust (the “Trust”) was organized as a Delaware business trust on August 1, 1996, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. Effective August 1, 2011, The Masters’ Select Funds Trust changed its name to the Litman Gregory Funds Trust. The Trust consists of fifteen separate series. The Polen Capital China Growth ETF, Polen Capital Global Growth ETF and Polen Capital International Growth ETF (together the “Funds”) are the only series included in this report.

The Polen Capital China Growth ETF seeks to achieve long-term seeks to achieve long-term growth of capital. The Polen Capital China Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a portfolio of equity securities of Chinese companies that in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. The Polen Capital China Growth ETF may also gain exposure to such issuers by investing in depositary receipts including Global Depositary Receipts, American Depositary Receipts and International Depositary Receipts or through variable interest entities. The Polen Capital China Growth ETF invests across the market capitalization spectrum in small, mid-and large capitalization companies. Shares of the Polen Capital China Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital Global Growth ETF seeks to achieve long-term seeks to achieve long-term growth of capital. The Polen Capital Global Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital Global Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital Global Growth ETF are listed and traded on the New York Stock Exchange Arca.

The Polen Capital International Growth ETF seeks to achieve long-term seeks to achieve long-term growth of capital. The Polen Capital International Growth ETF is a non-diversified, actively-managed ETF that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, have a sustainable competitive advantage. In addition, the Polen Capital International Growth ETF may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub-Advisor’s opinion, the stock represents a particularly attractive investment opportunity. Shares of the Polen Capital International Growth ETF are listed and traded on the New York Stock Exchange Arca.

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A

Accounting Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

B

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for

12	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

C

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At June 30, 2024, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

At June 30, 2024, Polen Capital Global Growth ETF and Polen Capital International Growth ETF had investments in repurchase agreements with a gross value of $2,659,174 and $837,534, respectively, which are reflected as repurchase agreements on the Statements of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2024.

D

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the

Notes to Financial Statements	13

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ book and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

E

Distributions to Shareholders. Distributions paid to shareholders are recorded on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition – “temporary differences”), such amounts are reclassified within the capital accounts based on their federal tax-basis.

F

Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are required. The Funds have reviewed the tax positions, taken on federal income tax returns as of June 30, 2024, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties. Foreign securities held by the Funds may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended June 30, 2024, if any, are reflected as part of net realized gain (loss) in the Statements of Operations.

Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

The Funds may have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as foreign tax reclaims receivable in the Statement of Assets and Liabilities. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes and interest charges.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

G

Security Transactions, Dividend and Interest Income and Expenses. Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income and, where applicable, related foreign tax withholding expenses are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations. Many expenses of the Trust can be directly attributed to a specific Fund. Each Fund is charged for expenses directly attributed to it. Expenses that cannot be directly attributed to a specific Fund are allocated among the Funds in the Trust in proportion to their respective net assets or other appropriate method.

H

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of June 30, 2024, there were no restricted securities held in the Funds.

14	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

I

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

J

Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Litman Gregory Fund Advisors, LLC. Effective October 1, 2021, Litman Gregory Fund Advisors, LLC has changed its name to iM Global Partner Fund Management, LLC (the “Advisor”) and also subsequently referred to as “iM Global”. Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate below of the respective Fund’s average daily net assets:

Fund	Contractual Management Rate
Polen Capital China Growth ETF	1.00%
Polen Capital Global Growth ETF	0.85%
Polen Capital International Growth ETF	0.85%

The investment advisory fee covers ordinary operating expenses other than taxes, brokerage commissions and other transactional expenses, accrued deferred tax liability, acquired fund fees and expenses and extraordinary expenses.

The Advisor engages a sub-advisor to manage the Funds and pays the sub-advisor from its advisory fees.

State Street Bank and Trust Company (“State Street”) serves as the Administrator, Transfer Agent, Custodian and Fund Accountant to the Funds.

The Funds’ distributor is ALPS Distributors, Inc. (the “Distributor”)

An employee of the Advisor serves as the Funds’ Chief Compliance Officer (“CCO”). The CCO receives no compensation from the Funds for his services, however, the Funds in the Trust reimbursed the Advisor $75,000 for the six months ended June 30, 2024 for the services of the CCO.

During the six months ended June 30, 2024, each independent Trustee, within the meaning of the 1940 Act, was compensated by the Trust in the amount of $66,598. The Chairperson of the Board was compensated in the amount of $73,258.

Certain officers and Trustees of the Trust are also officers of the Advisor.

Note 4 – Distribution Plan

The Funds issue and redeem Shares at Net Asset Value (“NAV”) only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Notes to Financial Statements	15

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 5 – Investment Transactions

The cost of securities purchased and the proceeds from securities sold for the six months ended June 30, 2024, excluding short-term investments and in-kind transactions were as follows:

Fund	Purchases	Sales
Polen Capital China Growth ETF	$1,473,554	$280,337
Polen Capital Global Growth ETF	50,820,017	7,643,722
Polen Capital International Growth ETF	4,154,288	1,395,100

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below:

Fund	In-Kind Subscriptions	In-Kind Redemptions
Polen Capital Global Growth ETF	$48,265,917	$20,541,792
Polen Capital International Growth ETF	23,407,583	—

Note 6 – Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of the Funds’ assets and liabilities by level within the fair value hierarchy for the Funds as of June 30, 2024. These assets and liabilities are measured on a recurring basis.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,223,132	$—	$—	$1,223,132

Total Equity	1,223,132	—	—	1,223,132

Total Investments in Securities	$1,223,132	$—	$—	$1,223,132

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

16	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$2,603,229	$—	$—	$2,603,229
Denmark	3,742,332	—	—	3,742,332
France	4,216,930	—	—	4,216,930
Germany	10,779,757	—	—	10,779,757
Ireland	4,317,736	—	—	4,317,736
Luxembourg	1,604,518	—	—	1,604,518
United Kingdom	2,076,581	—	—	2,076,581
United States	81,734,676	—	—	81,734,676

Total Equity	111,075,759	—	—	111,075,759

Short-Term Investments
Repurchase Agreements	—	2,659,174	—	2,659,174

Total Short-Term Investments	—	2,659,174	—	2,659,174

Total Investments in Securities	$111,075,759	$2,659,174	$—	$113,734,933

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$696,802	$—	$—	$696,802
Canada	856,338	—	—	856,338
Denmark	853,694	—	—	853,694
France	1,608,030	—	—	1,608,030
Germany	4,825,052	—	—	4,825,052
India	1,115,611	—	—	1,115,611
Ireland	2,979,219	—	—	2,979,219
Japan	780,979	—	—	780,979
Luxembourg	398,589	—	—	398,589
Netherlands	1,125,650	—	—	1,125,650
Spain	683,321	—	—	683,321
Sweden	1,206,499	—	—	1,206,499
Switzerland	601,279	—	—	601,279
United Kingdom	3,293,431	—	—	3,293,431
United States	4,266,433	—	—	4,266,433

Total Equity	25,290,927	—	—	25,290,927

Short-Term Investments
Repurchase Agreements	—	837,534	—	837,534

Total Short-Term Investments	—	837,534	—	837,534

Total Investments in Securities	$25,290,927	$837,534	$—	$26,128,461

Notes to Financial Statements	17

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

Note 7 – Income Taxes and Distributions to Shareholders

As of December 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

Polen Capital Global Growth ETF
Tax cost of Investments	$36,272,204
Gross Tax Unrealized Appreciation	2,193,002
Gross Tax Unrealized Depreciation	(145,093)

Net Tax unrealized appreciation (depreciation) on investments	2,047,909
Net Tax unrealized appreciation (depreciation) on foreign currency	12

Net Tax unrealized appreciation (depreciation)	2,047,921

Undistributed Ordinary Income	—

Undistributed Long-Term Capital Gains	—

Capital Loss Carry Forward	(16,625)

Late Year Ordinary Loss Deferral	(547)

Other Accumulated Gains	—

Total accumulated gain/(loss)	$2,030,749

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales, and post October loss deferrals.

Capital loss carry forwards for the Fund were as follows:

Capital Loss Carryforwards
Perpetual Short-Term	$(16,625)
Perpetual Long-Term	—

Total	$(16,625)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2023, the following table shows the reclassifications made:

Fund	Accumulated Distributable Earnings (Deficit)	Paid In Capital
Polen Capital Global Growth ETF *	$17,000	$(17,000)

*	The permanent differences primarily relate to foreign currency gains/losses and net operating losses.

The Fund did not have any unrecognized tax benefits at December 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period ended December 31, 2023.

Note 8 – Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

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China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

18	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

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Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

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Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

•	ETF Risk. As a result of the Funds’ ETF’s structure, each Fund is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Notes to Financial Statements	19

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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Europe Investing Risk. The Polen Capital Global Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There continues to be uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in certain markets or adverse investor sentiment.

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Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasigovernmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

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Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

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Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

20	Litman Gregory Funds Trust

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

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Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or The Sub-Advisor’s control, including instances at third parties. The Funds, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

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Sector Concentration Risk. A Fund may concentrates its investments in a narrow segment of the total market. At June 30, 2024, the Polen Capital China Growth ETF has 26.1% of its net assets invested in the Consumer Discretionary sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund’s shares may fall. The value of a Fund’s shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Notes to Financial Statements	21

Litman Gregory Funds Trust

NOTES TO FINANCIAL STATEMENTS – (Unaudited) – (Continued)

•

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

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Smaller Companies Risk. The Polen Capital China Growth ETF may invest a portion of its assets in the securities of small-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

Note 9 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events that require recognition or disclosure in the financial statements.

22	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited)

Board Consideration of and Continuation and Renewal of Investment Advisory Agreements for the Polen Capital Global Growth ETF

At an in-person meeting held on June 5, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and approved for an additional one-year term through June 30, 2025 (i) the Amended and Restated Investment Advisory Agreement (the “ETF Advisory Agreement”) between the Trust and the Advisor with respect to the Polen Capital Global Growth ETF (the “Global Growth ETF” or the “Fund”), and (ii) the investment sub-advisory agreement between the Advisor and Polen Capital Management, LLC (“Polen Capital” or the Sub-Advisor) with respect to the Global Growth ETF (the “Investment Sub-Advisory Agreement,” and collectively with the ETF Advisory Agreement, the “Advisory Agreements”).

Prior to the Meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. The materials provided by the Advisor were extensive, including Advisor profitability information, and a summary of compliance program of the Sub-Advisor. In addition, the Independent Trustees discussed the renewal of the Advisory Agreements with representatives of the Advisor and were advised by independent counsel on these and other relevant matters. The Trustees, including the Independent Trustees, also noted that they had received extensive information about, and presentations from, various members of senior management at the Advisor regarding the Fund throughout the year, including, without limitation, information on and/or discussion of the Fund’s and the Sub-Advisor’s investment results; portfolio composition; portfolio trading practices; shareholder services; advisory fees and expense comparisons; the Advisor’s financial condition and profitability; compliance monitoring by the Advisor; the personnel at the Advisor and the Sub-Advisor providing investment management, compliance and other services to the Fund; and the Advisor’s process for selecting Sub-Advisors for the Fund as well as the Advisor’s ongoing oversight of the Sub-Advisor. The information provided to the Board at the Meeting, together with the information provided to the Board throughout the year, formed the primary (but not exclusive) basis for the Board’s determinations. The Board did not identify any single issue or particular datum point that, in isolation, would be a controlling factor in its decision to approve or renew the Advisory Agreements. Rather, the Board considered the total mix of information provided. The following summary describes the key factors considered by the Independent Trustees (as well as the Board).

1.  Nature, extent and quality of services

The Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its sophisticated monitoring and oversight of the Sub-Advisor; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel involved in the day-to-day operations of the Fund; and the overall financial strength and stability of its organization. The Independent Trustees also considered that the Advisor provided personnel to serve as officers of the Trust, including the Trust’s Chief Compliance Officer (“CCO”), and that the services of the CCO were provided at a reasonable allocated cost to the Trust. The Independent Trustees discussed the high level of sub-advisor due diligence continually being undertaken by the Advisor. The Independent Trustees also noted the high quality of the non-advisory management services provided by the Advisor, such as responsiveness to shareholder inquiries and requests of the Board, as well as the preparation of high quality shareholder communications and the development of targeted marketing programs for the Fund.

The Independent Trustees, based on guidance and information provided by the Trust’s CCO, also considered the Advisor’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its adherence to and continual enhancement of those programs; its efforts to keep the Board informed; and its attention dedicated to matters that may involve potential conflicts of interest with the Fund. The Independent Trustees considered the extent and effectiveness of the Advisor’s compliance operations and the Advisor’s oversight of the Sub-Advisor’s and other service providers’ compliance operations.

The Independent Trustees then reviewed various materials relating to the Sub-Advisor, including a copy of the Investment Sub-Advisory Agreement; a copy of the Sub-advisor’s Form ADV; information on assets of the Fund managed and fees charged by the Sub-Advisor; a summary of the compliance programs of the Sub-Advisor; and an oral report by the CCO on the Sub-Advisor’s commitment to compliance. The Independent Trustees also considered the Advisor’s lengthy and extensive due diligence process for selecting and monitoring the Sub-Advisor and the value of goodwill between the Advisor and the Sub-Advisor.

The Independent Trustees concluded that the nature, overall quality, and extent of the services provided and to be provided by the Advisor and the Sub-Advisor were fully satisfactory.

2. Investment results

The Independent Trustees noted that no performance information was provided for the Global Growth ETF because the Fund had less than one year of performance history, and the Board had reviewed its composite performance when it considered whether to approve the formation of the Fund.

The Independent Trustees noted that the performance each of the sub-advisors to the funds in the fund family (together, the “Sub-Advisors”) varies over time and noted and acknowledged the Advisor’s detailed monitoring of the Sub-Advisors’ investment results, and interactions with Sub-Advisors, particularly those Sub-Advisors that were experiencing periods of underperformance. The Independent Trustees noted and considered the comments by the Advisor with respect to underperforming Sub-Advisors, discussions at Board meetings

Other Information	23

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

throughout the year regarding the potential sources of underperformance and actions taken by the Advisor in response to underperformance by certain Sub-Advisors. The Independent Trustees considered the Advisor’s process for terminating Sub-Advisors and noted the Advisor’s continued willingness to terminate Sub-Advisors if the Advisor determined that the termination would be in the best interest of a Fund and its shareholders. The Independent Trustees also noted and considered the Advisor’s ability to attract and retain high-quality investment managers to serve as Sub-Advisors to the Funds, as well as the Advisor’s extensive screening process before hiring a Sub-Advisor.

The Trustees noted the difficulty of fairly benchmarking the Fund in terms of performance. Ultimately, the Independent Trustees concluded that the Fund’s overall performance record was satisfactory taking into account the Advisor’s explanation for the periods of underperformance, but the Independent Trustees noted that they will remain attentive to the Advisor’s monitoring if the Sub-Advisor experiences on-going underperformance. The Independent Trustees further concluded that the Advisor was applying appropriate discipline and oversight to ensure that the Fund adhered to its stated investment objective and strategies, and the performance and services of the Sub-Advisor supported the decision to renew the Advisory Agreements.

3. Advisory fees and total expenses

The Independent Trustees noted that no information on total expenses and advisory fees was provided for the Global Growth ETF because the Fund had less than one year of performance history, and the Board had reviewed its expenses when it considered whether to approve the formation of the Fund.

The Independent Trustees also noted the Advisor’s continued willingness to waive fees or reimburse operating expenses to maintain a competitive fee structure for the Fund and to pass through savings from fee breakpoints in any Sub-Advisor’s fee schedule to the Fund’s shareholders.

The Independent Trustees noted the United States Supreme Court’s guidance in Jones v. Harris Associates on the relevance of comparisons of advisory fees charged by the Advisor to other similarly managed separate accounts such as pension funds or other institutional investors. The Advisor discussed the advisory fees its affiliates charge their separately managed accounts and private investment funds (collectively, the “Other Accounts”). The Advisor explained, to the Independent Trustees’ satisfaction, various factors that contribute to the different fee schedules between the Fund and the Other Accounts, including the fact that the products the Advisor and its affiliates offer for the Fund (i.e., concentrated sub-portfolios managed by a selection of Sub-Advisors) and the Other Accounts are significantly different; that the services the Advisor and its affiliates provide for the Fund (i.e., the assembly and monitoring of the Sub-Advisor) are not readily available on the market; that the Other Accounts have much higher minimum investment requirements as compared to those of the Fund; and that certain regulatory compliance obligations and liquidity requirements are only applicable to the Fund and not the Other Accounts.

The Independent Trustees noted that the sub-advisory fees payable to the Sub-Advisor are separately negotiated with the Advisor and are paid out of the advisory fees the Advisor receives from the Fund. The Independent Trustees also noted that the Advisor from time to time attempts to renegotiate lower fees with the Sub-Advisor. Given the existence of arm’s-length bargaining between the Advisor and the Sub-Advisor, the Independent Trustees did not engage in an extensive discussion of sub-advisory fees and expenses.

The Independent Trustees further noted the Advisor’s efforts to reduce Fund expenses, including the renegotiation of the Trust’s custodial, transfer agency and administrative fees, which resulted in savings to the Fund.

Based on such review, the Independent Trustees concluded that the advisory fees and the total expenses of the Fund are reasonable in relation to the services the Fund receive from the Advisor and the Sub-Advisor.

4. The Advisor’s financial information

The Independent Trustees reviewed information regarding the Advisor’s costs of managing the Fund and information regarding the profitability of the Advisor. The Independent Trustees also considered the extent to which economies of scale may be realized as the Fund grows and whether advisory fee levels reflect economies of scale if the Fund grows in size. The Independent Trustees also noted that the Advisor had voluntarily forgone profits to subsidize the funds when they were at lower asset levels.

The Advisor’s Costs and Profitability. The Independent Trustees noted that the Advisor appeared to be providing products that are competitively priced with other funds, especially funds with multiple sub-advisors. The Independent Trustees reviewed the total advisory fees, the amounts paid by the Advisor to the Sub-Advisor, the general cost of the services provided by the Advisor and the Advisor’s retained portion of the total advisory fee. The Independent Trustees took note of information provided on advisory fees waived by the Advisor, noting that the Advisor had waived substantial advisory fees otherwise payable by other funds in the fund family under their Investment Advisory Agreement over the most recent year, and that the Advisor follows a policy of not charging advisory fees on unallocated cash.

The Independent Trustees also noted the Advisor’s continued willingness to invest in staff dedicated to the Fund, including new hires when needed. The Independent Trustees received information that assured them that the Advisor was financially sound and able to honor its sponsorship commitments to the Fund and that the Advisor’s expected profits under the Advisory Agreements are in the range of reasonableness for the mutual fund management industry. The Independent Trustees did not engage in an analysis of Fund-by-Fund profitability given the integrated nature of the Advisor’s management of the funds in the fund family.

24	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

The Independent Trustees did not engage in an extended analysis of Sub-Advisor profitability given the arm’s-length nature of the bargaining between the Advisor. The Independent Trustees also reviewed information regarding the structure and manner in which the Advisor’s and the Sub-Advisors’ investment professionals are compensated and how the compensation structures are designed to attract and retain high caliber personnel and to promote the long-term performance of the Fund.

Economies of Scale. The Independent Trustees noted that the Advisor has continued to take steps to reduce expenses of the funds in the fund family, including agreeing to amendments to the breakpoints in its fee schedules to provide for higher fee waivers, negotiating favorable terms with service providers and providing certain support services to the funds on a cost-only basis, which represents a sharing of economies of scale. In addition, the Independent Trustees took note of the investments in the funds made by the Other Accounts, which help reduce costs for the funds by increasing the asset base of the funds. The Independent Trustees also took favorable note of the Advisor’s efforts to invest in its advisory organization to ensure strong research, analytic, compliance and marketing capabilities.

Ancillary Benefits. The Independent Trustees considered other actual and potential financial benefits to the Advisor, noting that the Advisor does not have any direct affiliates that have a relationship with the Fund. The Independent Trustees are, however, aware that the Advisor’s parent company, iM Global, benefits from having a Sub-Advisor that is an affiliate of that parent company, which could be viewed as providing an indirect benefit to the Advisor and creating a conflict of interest for the Advisor. The consensus of the Independent Trustees is that they would remain attentive to those potential indirect benefits and conflicts of interest.

5. Conclusions

Based on their review, including their non-exclusive consideration of each of the factors referred to above, the Independent Trustees as well as the Board concluded that the Agreements are fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received or would receive reasonable value in return for the advisory fees and other amounts paid to the Advisor, and that the renewal or approval, as applicable, of the Agreements would be in the best interests of the Fund and its shareholders. Each of the factors discussed above supported such approval.

Board Consideration of Investment Sub-Advisory Agreements with Polen Capital Management, LLC for the Polen Capital China Growth ETF and the Polen Capital International Growth ETF

At a meeting held on September 7, 2023 (the “Meeting”), the Board of Trustees of the Trust (the “Board”), including the trustees of the Trust who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved new investment sub-advisory agreements (together the “Polen Capital Sub-Advisory Agreements” by and between iM Global Partner Fund Management, LLC (the “Advisor” or iM Global”) and Polen Capital Management, LLC (“Polen Capital”) pursuant to which Polen Capital will serve as the sub-advisor to the Polen Capital China Growth ETF and the Polen Capital International Growth ETF (together, the “Polen ETFs” or the “Funds”) and manage each Fund’s assets.

At the Meeting, the Board, including the Independent Trustees, unanimously approved the hiring of Polen Capital as the sub-advisor to each of the Polen ETFs and the Polen Capital Sub-Advisory Agreements. In determining whether to approve the Polen Capital Sub-Advisory Agreements, the Board and the Independent Trustees considered the materials prepared by the Advisor and received in advance of and at the Meeting and other information, which included, without limitation: (i) confirmation that the standard form of the sub-advisory agreement used by the Funds would be used in substantially that form for the Polen Capital Sub-Advisory Agreements; (ii) information regarding the process the Advisor undertook in recommending Polen Capital for Board approval; (iii) information regarding the nature, extent and quality of the services that Polen Capital is expected to provide to the Funds; (iv) information regarding Polen Capital’s reputation, investment management business, personnel, and operations; (v) information regarding Polen Capital’s brokerage and trading policies and practices; (vi) information regarding the level of sub-advisory fees to be charged by Polen Capital; (vii) information regarding Polen Capital’s compliance program; (viii) information regarding Polen Capital’s historical performance returns managing its various strategies, including its U.S. focus strategy, global growth strategy, international growth strategy and China growth strategy as well as performance information of relevant indexes; and (ix) information regarding Polen Capital’s financial condition. The Board also considered the substance of its discussions with representatives of the Advisor at the Meeting. In particular, the Board and the Independent Trustees focused on the following:

1.  The Nature, Extent and Quality of Services Expected to be Provided

The Board reviewed the services expected to be provided to the Polen ETFs by Polen Capital. The Board considered Polen Capital’s investment experience, philosophy and process. It was noted that Polen Capital follows a high-conviction approach to investing consistent with that of the Advisor. The Board noted that Polen Capital’s investment approach seeks to identify companies with a durable earnings profile driven by a sustainable competitive advantage, financial strength, sound Environmental, Social, and Governance (ESG) practices, proven management teams and powerful products/services. The Board further noted that Polen Capital takes a long-term investment approach and seeks to preserve capital and provide stability across market cycles. The Board also considered the extensive due diligence process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the investment sub-

Other Information	25

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

advisory services expected to be provided to the Polen ETFs by Polen Capital. The Board further noted its familiarity with Polen Capital as a Sub-Advisor to the iMGP International Fund and the Polen Capital Global Growth ETF. The Board also noted Polen Capital’s commitment to diversity considerations.

In light of the foregoing, the Board, including the Independent Trustees, concluded that the services expected to be provided by Polen Capital would be satisfactory and would have the potential to benefit the Polen ETFs.

2.  Investment Performance of Polen Capital

The Board considered Polen Capital’s performance record among its various strategies, including its strategies that correspond to those of the Polen ETFs, namely the international growth and China growth strategies. The Advisor’s conviction in each Polen Capital strategy was noted, as well as the factors that the Advisor considered in connection with its recommendation to approve Polen Capital as the sub-advisor to the Polen ETFs.

Based on such review, the Board, including the Independent Trustees, concluded that Polen Capital’s historical performance, when viewed with other factors considered by the Board, supported a decision to approve the New Polen Sub-Advisory Agreements.

3.  Cost of the Services to be Provided and Profits to be Realized from the Relationship with the Polen ETFs

The Board considered the proposed sub-advisory fees payable to Polen Capital under the New Polen Sub-Advisory Agreements, noting that such fees would be paid by the Advisor, and not the Polen ETFs, and, thus, would not directly impact the fees to be paid by the Polen ETFs. The Board considered that the proposed sub-advisory fees to be paid to Polen Capital by the Advisor under the New Polen Sub-Advisory Agreements had been negotiated at arm’s-length and fairly reflects the services provided by the Advisor and Polen Capital, respectively. Given the arm’s-length nature of the arrangement, the Board concluded that the proposed sub-advisory fees payable to Polen Capital by the Advisor under the New Polen Sub-Advisory Agreements were reasonable and appropriate. The Board noted that a detailed analysis of profitability in general was more appropriate in the context of the Board’s consideration of the advisory agreement with the Advisor. Accordingly, considerations of profitability with respect to approval of the New Polen Sub-Advisory Agreements were not relevant to the Board’s determination to approve the New Polen Sub-Advisory Agreements.

It was noted that a Trustee has served as a member of Polen Capital’s Advisory Committee since 2018. It was also noted that, while iM Square Holding 1 LLC (“iM Square”), an affiliate of the Advisor’s parent company, has a 20% ownership interest in Polen Capital, the Advisor had identified Polen Capital as a potential sub-advisor several years prior to the acquisition of Litman Gregory Wealth Management, LLC (formerly, Litman Gregory Asset Management, LLC), the former parent of the Advisor, by iM Global. It was further noted that the Advisor is not technically affiliated with Polen Capital under the 1940 Act. The Board and Trust counsel noted the due diligence process employed by the Advisor in connection with its recommendation to hire Polen Capital as the sub-advisor to the Funds. It was noted that the Advisor engaged in a robust due diligence and selection process, consistent with the process it has historically employed in analyzing and recommending sub-advisors to the Board.

The Board reviewed the non-controlling nature and structure of iM Square’s investment in Polen Capital, and noted that iM Square’s minority interest in Polen Capital did not constitute “control” over Polen Capital. The Board discussed the strong partnerships of the Advisor’s parent company with investment advisors, in this case through iM Square’s partial ownership stake in Polen Capital, that could enable the Advisor to bring the best capabilities of iM Global’s partners to the Funds and other funds in the Trust. The Board noted that iM Global’s relationship with these partners may enable the Polen ETFs to have greater insight into the partners’ compliance and business platform than is generally possible with third-party sub-advisors, aiding the ongoing monitoring of sub-advisors.

Based on such review, the Board, including the Independent Trustees, concluded that the proposed sub-advisory fee payable to Polen Capital would be reasonable in relation to the services expected to be provided to the Polen ETFs.

4.  The Extent to Which Economies of Scale Would be Realized as the Polen ETFs Grow and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Polen ETFs grow and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fee because the Advisor will pay Polen Capital out of its advisory fees received from the Polen ETFs and noted that the Board considered economies of scale for the Polen ETFs in connection with the approval of the Advisor’s advisory agreement with the Polen ETFs.

5.  Fall-Out Benefits

The Board considered that there may be financial benefits that Polen Capital derives from its relationship with the Advisor and the Polen ETFs, including soft dollar commission benefits generated through Fund portfolio transactions. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed sub-advisory fees to Polen Capital.

26	Litman Gregory Funds Trust

Litman Gregory Funds Trust

OTHER INFORMATION – (Unaudited) – (Continued)

Conclusion

The Independent Trustees did not identify any single factor discussed previously as all-important or controlling. The Board, including a majority of Independent Trustees, concluded that the terms of the New Polen Sub-Advisory Agreements were fair and reasonable, that the fees are reasonable in light of the services expected to be provided to the Funds. Based on its discussion and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the New Polen Sub-Advisory Agreements were in the best interest of the Polen ETFs and their shareholders and do not involve a conflict of interest from which the Advisor or a sub-advisor affiliated with the Advisor’s parent company, derives an inappropriate advantage.

Other Information	27

Investment Adviser

iM Global Partner Fund Management, LLC

2301 Rosecrans Avenue, Suite 2150

El Segundo, CA 90245

Investment Sub-Advisor

Polen Capital Management, LLC

1825 NW Corporate Blvd. Suite 300

Boca Raton, FL 33431

Administrator

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Principal Underwriter

ALPS Distributors, Inc.,

1290 Broadway, Suite 1100,

Denver, Colorado 80203

Custodian

State Street Bank and Trust

1 Congress Building

One Congress Street, Suite 1,

Boston, MA 02114-2016

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800,

Cleveland, Ohio 44115

Legal Counsel

Paul Hastings LLP,

101 California Street, 48th Floor,

San Francisco, California 94111

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item 15.

Item 16. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics – Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to open-end investment companies.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
Trustee and President

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
Trustee and President

Date:	August 30, 2024

By:	/s/ John M. Coughlan
John M. Coughlan
Treasurer

Date:	August 30, 2024